                                                             -------------------
                                                             FINANCIAL SOLUTIONS
                                                             -------------------


ING PARTNERS, INC.

2002 SEMI-ANNUAL REPORT





















NOT ALL FUNDS MAY BE AVAILABLE IN ALL JURISDICTIONS,
UNDER ALL CONTRACTS OR UNDER ALL PLANS.                           ING [ING LOGO]

SA.INGIPI-02 (9/02)

      [ING LOGO]

      LAURIE M. TILLINGHAST, CFP
      President, ING Partners, Inc.

      To:      Board of Directors & Shareholders
      ---------------------------------------------------------------------
      Date:    June 30, 2002
      ---------------------------------------------------------------------
               ING Partners, Inc. Semi-Annual Report for Period Ending
      Re:      6/30/02
      ---------------------------------------------------------------------

   As we pass the mid-year point of 2002, amid disappointing corporate earnings reports, serious allegations of fraudulent accounting practices and new fears of terrorism both here and abroad, it is difficult to find a "silver lining" to the dark clouds that seem to hang over the U.S. equity markets. The cautious optimism of the first quarter has been swallowed up by the second quarter, in particular, the month of June, in which the U.S. stock market, as measured by Standard & Poor's 500 Stock Index(1) (S&P
   500), declined 7.2%, making it one of the worst months in history. Of the 500 stocks in the Index, only 103 produced positive returns, and most of those were only fractional percentages. Clearly, there was no place to hide for the equity investor.

   It is often suggested "misery loves company." If true, then there was much commiserating for U.S. stockholders. The second quarter return for the average U.S. diversified stock fund was -12.21%, according to Lipper Inc.(2) The magnitude of declines hit larger "growth" oriented funds the hardest (those seeking well established companies with stronger sales and profit growth), resulting in a -16.1% return on average for the second quarter and -18.2% year-to-date through June 30; this compared to -10.5% for the quarter and -8.22% year-to-date for larger "value" oriented funds (those seeking companies with below average valuations or out of favor).

   Generally, funds focused on larger capitalized stocks were also hurt more by the news of corporate accounting problems and alleged management wrong-doing (i.e. WorldCom and Qwest). All categories of diversified funds made up of larger capitalized companies declined more than those invested in small- or mid-capitalized companies.

   International stock portfolios held up through June much better than their U.S. counterparts, assisted by declines in the U.S. dollar against both the Euro and the Yen. For the first six months of 2002, Morgan Stanley Capital International (MSCI) EAFE Index(3) returned -1.4%, while the S&P 500 returned -13.2%.

   Fixed Income or bond funds (along with Fixed/Guaranteed Accounts) remained the only place to hide. The average taxable intermediate term bond fund outpaced stocks, rising 2.56% for the quarter and 2.35% year-to-date. Lehman Brothers Aggregate Bond Index,(4) the benchmark for many of these funds, returned 3.8% for the six month period.

   --------------------------------

     (1) The Standard & Poor's (S&P) 500 Index is considered to be representative of the stock market in general. The S&P 500 returns assume reinvestment of all dividends. Please note that indexes are unmanaged and do not take into account any fees and expenses of the individual securities that they track. Individuals cannot invest directly in any index.

     (2) Lipper Inc. -- Lipper provides the data needed to analyze a fund's performance in relation to its peers. They provide precise performance benchmarking for open-end mutual fund and annuity companies, as well as historical index data.

     (3) Morgan Stanley Capital International Europe, Australia, Far East index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia, and the Far East.

     (4) Lehman Brothers Aggregate Bond Index -- Fixed-income proxy; includes 6000 government, corporate, mortgage, and asset-backed securities; average maturity of 5.0 years.

The twelve specific ING Partners Portfolios, in operation for the six-month reporting period of 2002 (or longer), fared as follows:

ING Scudder International Growth Portfolio beat MSCI EAFE for the second quarter, but underperformed the benchmark and the Morningstar World Stock peer group both year-to-date and for the 12 months ending June 30. We are not pleased with this result and are keeping a watchful eye on the fund as the new management team and reorganization under Deutsche Asset Management (as of late
May) takes hold.

As for the three ING Partners Portfolios in the Aggressive Growth category: MFS Emerging Equities, Salomon Brothers Capital and Alger Aggressive Growth -- declines were significant, particularly the growth-oriented MFS and Alger funds. All three underperformed their benchmarks (the Russell 3000 Growth(5) and the S&P MidCap 400(6) respectively) for the six months ending June 30.

In the large-cap growth space, performance was also relatively behind the benchmarks both year-to-date and the past twelve-month period. However, T. Rowe Price Growth Equity, Alger Growth and Goldman Capital outperformed their Morningstar peer group average for either the year-to-date or twelve-month periods. The Portfolios included in this group are MFS Capital Opportunities, MFS Research, T. Rowe Price Growth Equity, Alger Growth, Goldman Capital, DSI Enhanced Index and Salomon Brothers Investors Value. (Only DSI Enhanced Index beat the S&P 500 for the six months of 2002.)

ING OpCap Balanced Value Portfolio had one of its worst six months in the ten years since its manager, Colin Glinsman, has managed assets in this style. The "value," "out of favor" style of the Portfolio led to the holding of WorldCom as a Top Ten holding in the Portfolio throughout the period -- the only ING Partners, Inc. fund to hold it. As a result, this fund suffered a 17.5% loss for the six-month period ending June 30, putting it considerably behind both its benchmark and the Morningstar Domestic Hybrid (balanced) peer average of -5.7%. Although we have confidence in this manager's ability, and no one could have detected fraudulent financial statements, we are watching the Portfolio and the unfolding events carefully.

Lastly, the six new ING Partners Portfolios that commenced operations on May 1, 2002: Baron Small Cap Growth, American Century Small Cap Value, JP Morgan MidCap Value, Van Kampen Comstock, PIMCO Total Return and MFS Global Growth, are off to good starts, despite the timing of their launch.

I truly think the best news we can share with our customers, the deepest empathy and understanding we can impart, is historical perspective. After a decade of great equity returns, investors have come to think a down period is abnormal and indicates something is wrong with the system and the markets -- or perhaps it's only the funds ING selects that are suffering. Not true. Markets are doing what they have historically done -- returning to past norms and flushing out some of the excesses in the process. This may sound like scant comfort, but we believe this cycle, like all others, will end.

--------------------------

(5) Russell 3000 Growth -- Measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values. Stocks in this index are also members of either Russell 1000 Growth or Russell 2000 Indices.

(6) S&P MidCap 400 -- Measures the performance of the mid-size company segment of the U.S. Market, this Index is used by over 95% of U.S. managers and pension plan sponsors. More than $25 billion is indexed to the S&P MidCap 400.

Many times in American history, the public mood has turned against Wall Street. In 1933 and 1934, the abuses of the 1929 Crash led to the creation of the SEC. In 1948, Harry Truman won a surprising victory and attacked the "fat cats of Wall Street." In the 1980's, corporate raiders like Boone Pickens broke up and sold companies without regard for workers or pension plans. Then leveraged buy-out firm Drexel Burnham Lambert collapsed and Michael Milken and Ivan Boesky were indicted and jailed for stock manipulation. Now in 2002, corporate accounting and management accountability are once again creating a dark cloud over Wall Street. THE CYCLICAL NATURE OF THESE BOOM AND BUST CYCLES OF CAPITALISM IS PART OF OUR HISTORY. The difference this time -- they are unfolding in a healthy economic climate. Interest rates are still the lowest they have been in recent history and the economic news of the last six months has been mostly positive.

History also teaches us that time heals all wounds. Despite the abuses, the majority of corporate America was not involved in these excesses and most companies' shares are not overvalued. At ING, we have total confidence in America's ability to punish the guilty, agree on reforms and heal itself. Our capitalist, free market, democratic economic system is not perfect, but it is the best, fairest and most efficient capital mechanism yet invented for creating wealth. The U.S. stock market is the linchpin of this system. As Warren Buffet said recently: "Anyone who has bet against America in the last 250 years has lost."

We thank you for your continued trust in our products and services.

Respectfully,

[/S/ LAURIE LEBLANC TILLINGHAST]

Laurie M. Tillinghast, CFP

Total return figures include changes in share price, reinvestment of dividends, and capital gains. Past performance cannot guarantee future results. Total returns do not include charges imposed by the insurance company separate account. If these were included, performance would be lower.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                          CLASS I                                 CLASS S                     CLASS ADV
                           --------------------------------------  --------------------------------------  ----------------
                               FOR THE           PERIOD FROM           FOR THE           PERIOD FROM           FOR THE
                              SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS
                                ENDED           (COMMENCEMENT           ENDED           (COMMENCEMENT           ENDED
  ING ALGER AGGRESSIVE      JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002
    GROWTH PORTFOLIO        (UNAUDITED)(3)    DECEMBER 31, 2001     (UNAUDITED)(3)    DECEMBER 31, 2001     (UNAUDITED)(3)
-------------------------  ----------------  --------------------  ----------------  --------------------  ----------------
Net asset value,
  beginning of period ...       $ 7.29              $7.23               $ 7.29              $7.23              $  7.29
                                ------              -----               ------              -----              -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss ...        (0.02)             (0.00)*              (0.03)             (0.00)*              (0.04)
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........        (1.18)              0.06                (1.18)              0.06                (1.18)
                                ------              -----               ------              -----              -------
       Total income
          (loss) from
          investment
          operations ....        (1.20)              0.06                (1.21)              0.06                (1.22)
                                ------              -----               ------              -----              -------
Net asset value, end of
  period ................       $ 6.09              $7.29               $ 6.08              $7.29              $  6.07
                                ======              =====               ======              =====              =======
Total return(1) .........       (16.46)%             0.83%              (16.60)%             0.83%              (16.74)%
Net assets, end of period
  (000's) ...............       $    9              $  10               $  252              $  10              $90,209
Ratio of total expenses
  to average net
  assets(2) .............         1.05%              1.05%                1.30%              1.30%                1.55%
Ratio of net investment
  loss to average net
  assets(2) .............        (0.72)%            (0.82)%              (0.87)%            (0.99)%              (1.23)%
Portfolio turnover
  rate(1) ...............       160.32%             58.25%              160.32%             58.25%              160.32%

                                CLASS ADV
                           --------------------
                               PERIOD FROM
                            DECEMBER 10, 2001
                              (COMMENCEMENT
  ING ALGER AGGRESSIVE      OF OPERATIONS) TO
    GROWTH PORTFOLIO        DECEMBER 31, 2001
-------------------------  --------------------
Net asset value,
  beginning of period ...        $  7.23
                                 -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss ...          (0.01)
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........           0.07
                                 -------
       Total income
          (loss) from
          investment
          operations ....           0.06
                                 -------
Net asset value, end of
  period ................        $  7.29
                                 =======
Total return(1) .........           0.83%
Net assets, end of period
  (000's) ...............        $80,999
Ratio of total expenses
  to average net
  assets(2) .............           1.53%
Ratio of net investment
  loss to average net
  assets(2) .............          (1.28)%
Portfolio turnover
  rate(1) ...............          58.25%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
 *    ROUNDS TO LESS THAN $(0.01).

4    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                          CLASS I                                 CLASS S                     CLASS ADV
                           --------------------------------------  --------------------------------------  ----------------
                               FOR THE           PERIOD FROM           FOR THE           PERIOD FROM           FOR THE
                              SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS
                                ENDED           (COMMENCEMENT           ENDED           (COMMENCEMENT           ENDED
        ING ALGER           JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002
    GROWTH PORTFOLIO         (UNAUDITED)      DECEMBER 31, 2001      (UNAUDITED)      DECEMBER 31, 2001      (UNAUDITED)
-------------------------  ----------------  --------------------  ----------------  --------------------  ----------------

Net asset value,
  beginning of period ...       $ 9.85              $9.92               $ 9.85              $9.92              $  9.85
                                ------              -----               ------              -----              -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............        (0.01)              0.00*               (0.01)              0.00*               (0.03)
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........        (1.79)             (0.07)               (1.81)             (0.07)               (1.79)
                                ------              -----               ------              -----              -------
       Total loss from
          investment
          operations ....        (1.80)             (0.07)               (1.82)             (0.07)               (1.82)
                                ------              -----               ------              -----              -------
Net asset value, end of
  period ................       $ 8.05              $9.85               $ 8.03              $9.85              $  8.03
                                ======              =====               ======              =====              =======
Total return(1) .........       (18.27)%            (0.71)%             (18.48)%            (0.71)%             (18.48)%
Net assets, end of period
  (000's) ...............       $    8              $  10               $   53              $  10              $49,722
Ratio of total expenses
  to average net
  assets(2) .............         1.00%              1.00%                1.25%              1.25%                1.50%
Ratio of net investment
  income (loss) to
  average net
  assets(2) .............        (0.26)%             0.50%               (0.61)%             0.17%               (0.75)%
Portfolio turnover
  rate(1) ...............       105.50%              6.09%              105.50%              6.09%              105.50%

                                CLASS ADV
                           --------------------
                               PERIOD FROM
                            DECEMBER 10, 2001
                              (COMMENCEMENT
        ING ALGER           OF OPERATIONS) TO
    GROWTH PORTFOLIO        DECEMBER 31, 2001
-------------------------  --------------------
Net asset value,
  beginning of period ...        $  9.92
                                 -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............          (0.00)+
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........          (0.07)
                                 -------
       Total loss from
          investment
          operations ....          (0.07)
                                 -------
Net asset value, end of
  period ................        $  9.85
                                 =======
Total return(1) .........          (0.71)%
Net assets, end of period
  (000's) ...............        $38,319
Ratio of total expenses
  to average net
  assets(2) .............           1.48%
Ratio of net investment
  income (loss) to
  average net
  assets(2) .............          (0.06)%
Portfolio turnover
  rate(1) ...............           6.09%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 *    ROUNDS TO LESS THAN $0.01.
 +    ROUNDS TO LESS THAN $(0.01).

                                         See Notes to Financial Statements.    5

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                           CLASS I              CLASS S             CLASS ADV
                                     -------------------  -------------------  -------------------
                                         PERIOD FROM          PERIOD FROM          PERIOD FROM
                                         MAY 1, 2002          MAY 1, 2002          MAY 1, 2002
                                        (COMMENCEMENT        (COMMENCEMENT        (COMMENCEMENT
                                       OF OPERATIONS)       OF OPERATIONS)       OF OPERATIONS)
       ING AMERICAN CENTURY           TO JUNE 30, 2002     TO JUNE 30, 2002     TO JUNE 30, 2002
     SMALL CAP VALUE PORTFOLIO           (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
-----------------------------------  -------------------  -------------------  -------------------

Net asset value, beginning of
  period ..........................        $ 10.00              $10.00               $10.00
                                           -------              ------               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ....           0.00*              (0.00)+              (0.01)
  Net realized and change in
    unrealized loss on investments,
    foreign currency and forward
    foreign currency exchange
    contracts .....................          (0.44)              (0.45)               (0.44)
                                           -------              ------               ------
      Total loss from investment
        operations ................          (0.44)              (0.45)               (0.45)
                                           -------              ------               ------
Net asset value, end of period ....        $  9.56              $ 9.55               $ 9.55
                                           =======              ======               ======
Total return(1) ...................          (4.40)%             (4.50)%              (4.50)%
Net assets, end of period
  (000's) .........................        $   352              $5,319               $   96
Ratio of total expenses to average
  net assets(2) ...................           1.40%               1.65%                1.90%
Ratio of net investment income
  (loss) to average net
  assets(2) .......................           0.14%              (0.30)%              (0.55)%
Portfolio turnover rate(1) ........          15.37%              15.37%               15.37%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 *    ROUNDS TO LESS THAN $0.01.
 +    ROUNDS TO LESS THAN $(0.01).

6    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                           CLASS I              CLASS S             CLASS ADV
                                     -------------------  -------------------  -------------------
                                         PERIOD FROM          PERIOD FROM          PERIOD FROM
                                         MAY 1, 2002          MAY 1, 2002          MAY 1, 2002
                                        (COMMENCEMENT        (COMMENCEMENT        (COMMENCEMENT
                                       OF OPERATIONS)       OF OPERATIONS)       OF OPERATIONS)
          ING BARON SMALL             TO JUNE 30, 2002     TO JUNE 30, 2002     TO JUNE 30, 2002
       CAP GROWTH PORTFOLIO              (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
-----------------------------------  -------------------  -------------------  -------------------

Net asset value, beginning of
  period ..........................        $10.00               $10.00               $10.00
                                           ------               ------               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............         (0.01)               (0.02)               (0.02)
  Net realized and change in
    unrealized loss on investments,
    foreign currency and forward
    foreign currency exchange
    contracts .....................         (0.38)               (0.37)               (0.37)
                                           ------               ------               ------
      Total loss from investment
        operations ................         (0.39)               (0.39)               (0.39)
                                           ------               ------               ------
Net asset value, end of period ....        $ 9.61               $ 9.61               $ 9.61
                                           ======               ======               ======
Total return(1) ...................         (3.90)%              (3.90)%              (3.90)%
Net assets, end of period
  (000's) .........................        $  192               $5,274               $   96
Ratio of total expenses to average
  net assets(2) ...................          1.25%                1.50%                1.75%
Ratio of net investment loss to
  average net assets(2) ...........         (0.86)%              (1.09)%              (1.34)%
Portfolio turnover rate(1) ........          0.00%                0.00%                0.00%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.

                                         See Notes to Financial Statements.    7

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                          CLASS I                                 CLASS S                     CLASS ADV
                           --------------------------------------  --------------------------------------  ----------------
                               FOR THE           PERIOD FROM           FOR THE           PERIOD FROM           FOR THE
                              SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS
                                ENDED           (COMMENCEMENT           ENDED           (COMMENCEMENT           ENDED
    ING DSI ENHANCED        JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002
     INDEX PORTFOLIO         (UNAUDITED)      DECEMBER 31, 2001      (UNAUDITED)      DECEMBER 31, 2001      (UNAUDITED)
-------------------------  ----------------  --------------------  ----------------  --------------------  ----------------

Net asset value,
  beginning of period ...      $  8.16              $ 8.23             $  8.16             $  8.23             $  8.16
                               -------              ------             -------             -------             -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............         0.03                0.00*               0.02                0.00*               0.01
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........        (1.10)              (0.07)              (1.10)              (0.07)              (1.10)
                               -------              ------             -------             -------             -------
       Total loss from
          investment
          operations ....        (1.07)              (0.07)              (1.08)              (0.07)              (1.09)
                               -------              ------             -------             -------             -------
Net asset value, end of
  period ................      $  7.09              $ 8.16             $  7.08             $  8.16             $  7.07
                               =======              ======             =======             =======             =======
Total return(1) .........       (13.11)%             (0.85)%            (13.24)%             (0.85)%            (13.36)%
Net assets, end of period
  (000's) ...............      $     9              $   10             $44,198             $43,927             $     9
Ratio of total expenses
  to average net
  assets(2) .............         0.80%               0.80%               1.05%               1.05%               1.30%
Ratio of net investment
  income to average net
  assets(2) .............         0.67%               0.66%               0.43%               0.44%               0.19%
Portfolio turnover
  rate(1) ...............        28.26%               0.00%+             28.26%               0.00%+             28.26%

                                CLASS ADV
                           --------------------
                               PERIOD FROM
                            DECEMBER 10, 2001
                              (COMMENCEMENT
    ING DSI ENHANCED        OF OPERATIONS) TO
     INDEX PORTFOLIO        DECEMBER 31, 2001
-------------------------  --------------------
Net asset value,
  beginning of period ...         $ 8.23
                                  ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............           0.00*
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........          (0.07)
                                  ------
       Total loss from
          investment
          operations ....          (0.07)
                                  ------
Net asset value, end of
  period ................         $ 8.16
                                  ======
Total return(1) .........          (0.85)%
Net assets, end of period
  (000's) ...............         $   10
Ratio of total expenses
  to average net
  assets(2) .............           1.30%
Ratio of net investment
  income to average net
  assets(2) .............           0.17%
Portfolio turnover
  rate(1) ...............           0.00%+

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 *    ROUNDS TO LESS THAN $0.01.
 +    ROUNDS TO LESS THAN 0.01%.

8    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                        CLASS I                                 CLASS S
                                         --------------------------------------  --------------------------------------
                                             FOR THE           PERIOD FROM           FOR THE           PERIOD FROM
                                            SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS      DECEMBER 10, 2001
                                              ENDED           (COMMENCEMENT           ENDED           (COMMENCEMENT
ING GOLDMAN SACHS-REGISTERED TRADEMARK-   JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002     OF OPERATIONS) TO
       CAPITAL GROWTH PORTFOLIO           (UNAUDITED)(3)    DECEMBER 31, 2001     (UNAUDITED)(3)    DECEMBER 31, 2001
---------------------------------------  ----------------  --------------------  ----------------  --------------------

Net asset value, beginning of
  period .......................             $ 11.15             $ 11.24             $ 11.15             $  11.24
                                             -------             -------             -------             --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...              0.00*               0.00*              (0.01)                0.00*
  Net realized and change in unrealized
    loss on investments, foreign
    currency and forward foreign
    currency exchange contracts ...            (1.85)              (0.09)              (1.85)               (0.09)
                                             -------             -------             -------             --------
       Total loss from investment
          operations ...........               (1.85)              (0.09)              (1.86)               (0.09)
                                             -------             -------             -------             --------
Net asset value, end of period ...           $  9.30             $ 11.15             $  9.29             $  11.15
                                             =======             =======             =======             ========
Total return(1) ................              (16.59)%             (0.80)%            (16.68)%              (0.80)%
Net assets, end of period (000's) ...        $     8             $    10             $94,847             $103,118
Ratio of total expenses to average net
  assets(2) ....................                1.05%               1.05%               1.30%                1.30%
Ratio of net investment income (loss)
  to average net assets(2) .....                0.09%               0.50%              (0.18)%               0.07%
Portfolio turnover rate(1) .....               11.80%               1.11%              11.80%                1.11%

                                                       CLASS ADV
                                         --------------------------------------
                                             FOR THE           PERIOD FROM
                                            SIX MONTHS      DECEMBER 10, 2001
                                              ENDED           (COMMENCEMENT
ING GOLDMAN SACHS-REGISTERED TRADEMARK-   JUNE 30, 2002     OF OPERATIONS) TO
       CAPITAL GROWTH PORTFOLIO           (UNAUDITED)(3)    DECEMBER 31, 2001
---------------------------------------  ----------------  --------------------
Net asset value, beginning of
  period .......................             $ 11.15              $11.24
                                             -------              ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...             (0.01)              (0.00)+
  Net realized and change in unrealized
    loss on investments, foreign
    currency and forward foreign
    currency exchange contracts ...            (1.87)              (0.09)
                                             -------              ------
       Total loss from investment
          operations ...........               (1.88)              (0.09)
                                             -------              ------
Net asset value, end of period ...           $  9.27              $11.15
                                             =======              ======
Total return(1) ................              (16.86)%             (0.80)%
Net assets, end of period (000's) ...        $    24              $   10
Ratio of total expenses to average net
  assets(2) ....................                1.55%               1.55%
Ratio of net investment income (loss)
  to average net assets(2) .....               (0.30)%             (0.03)%
Portfolio turnover rate(1) .....               11.80%               1.11%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
 *    ROUNDS TO LESS THAN $0.01.
 +    ROUNDS TO LESS THAN $(0.01).

                                         See Notes to Financial Statements.    9

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                           CLASS I              CLASS S             CLASS ADV
                                     -------------------  -------------------  -------------------
                                         PERIOD FROM          PERIOD FROM          PERIOD FROM
                                         MAY 1, 2002          MAY 1, 2002          MAY 1, 2002
                                        (COMMENCEMENT        (COMMENCEMENT        (COMMENCEMENT
                                       OF OPERATIONS)       OF OPERATIONS)       OF OPERATIONS)
           ING JPMORGAN               TO JUNE 30, 2002     TO JUNE 30, 2002     TO JUNE 30, 2002
      MID CAP VALUE PORTFOLIO            (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
-----------------------------------  -------------------  -------------------  -------------------

Net asset value, beginning of
  period ..........................        $10.00               $10.00               $10.00
                                           ------               ------               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........          0.01                 0.00*               (0.00)+
  Net realized and change in
    unrealized loss on investments,
    foreign currency and forward
    foreign currency exchange
    contracts .....................         (0.48)               (0.48)               (0.48)
                                           ------               ------               ------
      Total loss from investment
        operations ................         (0.47)               (0.48)               (0.48)
                                           ------               ------               ------
Net asset value, end of period ....        $ 9.53               $ 9.52               $ 9.52
                                           ======               ======               ======
Total return(1) ...................         (4.70)%              (4.80)%              (4.80)%
Net assets, end of period
  (000's) .........................        $   97               $5,039               $   95
Ratio of total expenses to average
  net assets(2) ...................          1.10%                1.35%                1.60%
Ratio of net investment income to
  average net assets(2) ...........          0.43%                0.18%               (0.07)%
Portfolio turnover rate(1) ........          6.42%                6.42%                6.42%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 *    ROUNDS TO LESS THAN $0.01.
 +    ROUNDS TO LESS THAN $(0.01).

10    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                                           CLASS I
                           --------------------------------------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED
     ING MFS CAPITAL        JUNE 30, 2002         YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
 OPPORTUNITIES PORTFOLIO    (UNAUDITED)(3)    DECEMBER 31, 2001     DECEMBER 31, 2000     DECEMBER 31, 1999     DECEMBER 31, 1998
-------------------------  ----------------  --------------------  --------------------  --------------------  --------------------
Net asset value,
  beginning of period ...      $  27.12            $  44.41              $  54.77              $  37.86              $  29.91
                               --------            --------              --------              --------              --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............          0.01               (0.03)                (0.12)                (0.08)                 0.05
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........         (5.36)             (10.25)                (2.08)                18.22                  7.94
                               --------            --------              --------              --------              --------
       Total income
          (loss) from
          investment
          operations ....         (5.35)             (10.28)                (2.20)                18.14                  7.99
                               --------            --------              --------              --------              --------
LESS DISTRIBUTIONS:
  Net investment
    income ..............            --                  --                    --                 (0.05)                (0.04)
  Net realized gain on
    sale of
    investments .........            --               (7.01)                (8.16)                (1.18)                   --
                               --------            --------              --------              --------              --------
       Total
        distributions ...            --               (7.01)                (8.16)                (1.23)                (0.04)
                               --------            --------              --------              --------              --------
Net asset value, end of
  period ................      $  21.77            $  27.12              $  44.41              $  54.77              $  37.86
                               ========            ========              ========              ========              ========
Total return ............        (19.73)%            (24.75)%               (5.72)%               48.79%                26.74%
Net assets, end of period
  (000's) ...............      $271,038(1)         $351,204              $440,433              $323,059              $194,926
Ratio of total expenses
  to average net
  assets ................          0.90%(2)            0.90%                 0.90%                 0.90%                 0.90%
Ratio of net investment
  income (loss) to
  average net assets ....          0.04%(2)           (0.09)%               (0.28)%               (0.20)%                0.17%
Portfolio turnover
  rate ..................         39.92%(1)          105.61%               119.72%               170.59%               141.31%

                                 CLASS I
                           --------------------
                               PERIOD FROM
                            NOVEMBER 28, 1997
                              (COMMENCEMENT
     ING MFS CAPITAL        OF OPERATIONS) TO
 OPPORTUNITIES PORTFOLIO    DECEMBER 31, 1997
-------------------------  --------------------
Net asset value,
  beginning of period ...        $  29.49
                                 --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............            0.05
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........            0.37
                                 --------
       Total income
          (loss) from
          investment
          operations ....            0.42
                                 --------
LESS DISTRIBUTIONS:
  Net investment
    income ..............              --
  Net realized gain on
    sale of
    investments .........              --
                                 --------
       Total
        distributions ...              --
                                 --------
Net asset value, end of
  period ................        $  29.91
                                 ========
Total return ............            1.43%(1)
Net assets, end of period
  (000's) ...............        $134,508
Ratio of total expenses
  to average net
  assets ................            0.90%(2)
Ratio of net investment
  income (loss) to
  average net assets ....            1.98%(2)
Portfolio turnover
  rate ..................           12.06%(1)

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.

                                        See Notes to Financial Statements.    11

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                    CLASS S                                         CLASS ADV
                                -----------------------------------------------  -----------------------------------------------
                                                              PERIOD FROM                                      PERIOD FROM
                                                           DECEMBER 10, 2001                                DECEMBER 10, 2001
                                  FOR THE SIX MONTHS         (COMMENCEMENT         FOR THE SIX MONTHS         (COMMENCEMENT
       ING MFS CAPITAL           ENDED JUNE 30, 2002        OF OPERATIONS)        ENDED JUNE 30, 2002        OF OPERATIONS)
   OPPORTUNITIES PORTFOLIO          (UNAUDITED)(3)       TO DECEMBER 31, 2001        (UNAUDITED)(3)       TO DECEMBER 31, 2001
------------------------------  ----------------------  -----------------------  ----------------------  -----------------------

Net asset value, beginning of
  period .....................         $ 27.11                  $ 27.21                 $  27.11                 $ 27.21
                                       -------                  -------                 --------                 -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss ........           (0.01)                   (0.00)*                  (0.04)                  (0.01)
  Net realized and change in
    unrealized loss on
    investments, foreign
    currency and forward
    foreign currency exchange
    contracts ................           (5.37)                   (0.10)                   (5.37)                  (0.09)
                                       -------                  -------                 --------                 -------
      Total loss from
        investment
        operations ...........           (5.38)                   (0.10)                   (5.41)                  (0.10)
                                       -------                  -------                 --------                 -------
Net asset value, end of
  period .....................         $ 21.73                  $ 27.11                 $  21.70                 $ 27.11
                                       =======                  =======                 ========                 =======
Total return(1) ..............          (19.88)%                  (0.37)%                 (19.96)%                 (0.37)%
Net assets, end of period
  (000's) ....................         $    43                  $    10                 $     17                 $    10
Ratio of total expenses to
  average net assets(2) ......            1.15%                    1.15%                    1.40%                   1.40%
Ratio of net investment loss
  to average net assets(2) ...           (0.09)%                  (0.03)%                  (0.36)%                 (0.33)%
Portfolio turnover rate ......           39.92%(1)               105.61%                   39.92%(1)              105.61%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
 *    ROUNDS TO LESS THAN $(0.01).

12    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                                           CLASS I
                           --------------------------------------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED
    ING MFS EMERGING        JUNE 30, 2002         YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
   EQUITIES PORTFOLIO       (UNAUDITED)(3)    DECEMBER 31, 2001     DECEMBER 31, 2000     DECEMBER 31, 1999     DECEMBER 31, 1998
-------------------------  ----------------  --------------------  --------------------  --------------------  --------------------

Net asset value,
  beginning of period ...      $  40.73            $  58.36             $    82.83            $    55.44            $    42.91
                               --------            --------             ----------            ----------            ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............         (0.06)              (0.22)                 (0.53)                (0.43)                (0.21)
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........         (9.66)             (14.22)                (23.10)                28.46                 12.88
                               --------            --------             ----------            ----------            ----------
       Total income
          (loss) from
          investment
          operations ....         (9.72)             (14.44)                (23.63)                28.03                 12.67
                               --------            --------             ----------            ----------            ----------
LESS DISTRIBUTIONS:
  Net investment
    income ..............            --                  --                     --                    --                 (0.11)
  Net realized gain on
    sale of
    investments .........            --               (3.19)                 (0.84)                (0.64)                (0.03)
                               --------            --------             ----------            ----------            ----------
       Total
        distributions ...            --               (3.19)                 (0.84)                (0.64)                (0.14)
                               --------            --------             ----------            ----------            ----------
Net asset value, end of
  period ................      $  31.01            $  40.73             $    58.36            $    82.83            $    55.44
                               ========            ========             ==========            ==========            ==========
Total return ............        (23.86)%(1)         (25.21)%               (28.78)%               50.88%                29.67%
Net assets, end of period
  (000's) ...............      $582,971            $805,194             $1,116,966            $1,532,002            $1,069,040
Ratio of total expenses
  to average net
  assets ................          0.82%(2)            0.81%                  0.79%                 0.80%                 0.81%
Ratio of net investment
  income (loss) to
  average net assets ....         (0.34)%(2)          (0.48)%                (0.68)%               (0.70)%               (0.45)%
Portfolio turnover
  rate ..................         54.66%(1)          159.72%                 13.28%                 9.97%                 4.64%

                                 CLASS I
                           --------------------
                               PERIOD FROM
                            NOVEMBER 28, 1997
                              (COMMENCEMENT
    ING MFS EMERGING        OF OPERATIONS) TO
   EQUITIES PORTFOLIO       DECEMBER 31, 1997
-------------------------  --------------------
Net asset value,
  beginning of period ...        $  43.39
                                 --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............            0.09
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........           (0.57)
                                 --------
       Total income
          (loss) from
          investment
          operations ....           (0.48)
                                 --------
LESS DISTRIBUTIONS:
  Net investment
    income ..............              --
  Net realized gain on
    sale of
    investments .........              --
                                 --------
       Total
        distributions ...              --
                                 --------
Net asset value, end of
  period ................        $  42.91
                                 ========
Total return ............           (1.13)%(1)
Net assets, end of period
  (000's) ...............        $768,108
Ratio of total expenses
  to average net
  assets ................            0.81%(2)
Ratio of net investment
  income (loss) to
  average net assets ....            2.31%(2)
Portfolio turnover
  rate ..................            0.07%(1)

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.

                                        See Notes to Financial Statements.    13

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                    CLASS S                                         CLASS ADV
                                -----------------------------------------------  -----------------------------------------------
                                                              PERIOD FROM                                      PERIOD FROM
                                                           DECEMBER 10, 2001                                DECEMBER 10, 2001
                                  FOR THE SIX MONTHS         (COMMENCEMENT         FOR THE SIX MONTHS         (COMMENCEMENT
       ING MFS EMERGING          ENDED JUNE 30, 2002        OF OPERATIONS)        ENDED JUNE 30, 2002        OF OPERATIONS)
      EQUITIES PORTFOLIO            (UNAUDITED)(3)       TO DECEMBER 31, 2001        (UNAUDITED)(3)       TO DECEMBER 31, 2001
------------------------------  ----------------------  -----------------------  ----------------------  -----------------------

Net asset value, beginning of
  period .....................         $ 40.72                  $ 41.09                 $  40.71                 $ 41.09
                                       -------                  -------                 --------                 -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss ........           (0.10)                   (0.01)                   (0.13)                  (0.02)
  Net realized and change in
    unrealized loss on
    investments, foreign
    currency and forward
    foreign currency exchange
    contracts ................           (9.65)                   (0.36)                   (9.65)                  (0.36)
                                       -------                  -------                 --------                 -------
      Total loss from
        investment
        operations ...........           (9.75)                   (0.37)                   (9.78)                  (0.38)
                                       -------                  -------                 --------                 -------
Net asset value, end of
  period .....................         $ 30.97                  $ 40.72                 $  30.93                 $ 40.71
                                       =======                  =======                 ========                 =======
Total return(1) ..............          (23.94)%                  (0.90)%                 (24.02)%                  0.92%
Net assets, end of period
  (000's) ....................         $     8                  $    10                 $    112                 $    10
Ratio of total expenses to
  average net assets(2) ......            1.04%                    1.04%                    1.29%                   1.29%
Ratio of net investment loss
  to average net assets(2) ...           (0.58)%                  (0.50)%                  (0.75)%                 (0.66)%
Portfolio turnover rate ......           54.66%(1)               159.72%                   54.66%(1)              159.72%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.

14    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                           CLASS I              CLASS S             CLASS ADV
                                     -------------------  -------------------  -------------------
                                         PERIOD FROM          PERIOD FROM          PERIOD FROM
                                         MAY 1, 2002          MAY 1, 2002          MAY 1, 2002
                                        (COMMENCEMENT        (COMMENCEMENT        (COMMENCEMENT
                                       OF OPERATIONS)       OF OPERATIONS)       OF OPERATIONS)
          ING MFS GLOBAL              TO JUNE 30, 2002     TO JUNE 30, 2002     TO JUNE 30, 2002
         GROWTH PORTFOLIO                (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
-----------------------------------  -------------------  -------------------  -------------------

Net asset value, beginning of
  period ..........................        $10.00               $ 10.00              $10.00
                                           ------               -------              ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........          0.02                  0.01                0.01
  Net realized and change in
    unrealized loss on investments,
    foreign currency and forward
    foreign currency exchange
    contracts .....................         (0.67)                (0.66)              (0.67)
                                           ------               -------              ------
      Total loss from investment
        operations ................         (0.65)                (0.65)              (0.66)
                                           ------               -------              ------
Net asset value, end of period ....        $ 9.35               $  9.35              $ 9.34
                                           ======               =======              ======
Total return(1) ...................         (6.50)%               (6.50)%             (6.60)%
Net assets, end of period
  (000's) .........................        $   94               $ 9,218              $   93
Ratio of total expenses to average
  net assets(2) ...................          1.20%                 1.45%               1.70%
Ratio of net investment income to
  average net assets(2) ...........          0.97%                 0.71%               0.47%
Portfolio turnover rate(1) ........         19.07%                19.07%              19.07%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.

                                        See Notes to Financial Statements.    15

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                                           CLASS I
                           --------------------------------------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED
         ING MFS            JUNE 30, 2002         YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
   RESEARCH PORTFOLIO        (UNAUDITED)      DECEMBER 31, 2001     DECEMBER 31, 2000     DECEMBER 31, 1999     DECEMBER 31, 1998
-------------------------  ----------------  --------------------  --------------------  --------------------  --------------------

Net asset value,
  beginning of period ...      $   8.11            $  13.08              $  14.78              $  11.93              $   9.71
                               --------            --------              --------              --------              --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............          0.01                0.01                 (0.02)                (0.00)*                0.02
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........         (1.22)              (2.58)                (0.53)                 2.88                  2.20
                               --------            --------              --------              --------              --------
       Total income
          (loss) from
          investment
          operations ....         (1.21)              (2.57)                (0.55)                 2.88                  2.22
                               --------            --------              --------              --------              --------
LESS DISTRIBUTIONS:
  Net investment
    income ..............            --                  --                    --                 (0.03)                   --
  Net realized gain on
    sale of
    investments .........            --               (2.40)                (1.15)                   --                    --
                               --------            --------              --------              --------              --------
       Total
        distributions ...            --               (2.40)                (1.15)                (0.03)                   --
                               --------            --------              --------              --------              --------
Net asset value, end of
  period ................      $   6.90            $   8.11              $  13.08              $  14.78              $  11.93
                               ========            ========              ========              ========              ========
Total return ............        (14.82)%(1)         (20.78)%               (4.48)%               24.03%                23.00%
Net assets, end of period
  (000's) ...............      $309,963            $384,924              $528,582              $553,414              $491,537
Ratio of total expenses
  to average net
  assets ................          0.85%(2)            0.85%                 0.84%                 0.85%                 0.85%
Ratio of net investment
  income (loss) to
  average net assets ....          0.35%(2)            0.15%                (0.14)%               (0.03)%                0.23%
Portfolio turnover
  rate ..................         52.02%(1)           91.72%                93.38%                86.07%                97.51%

                                 CLASS I
                           --------------------
                               PERIOD FROM
                            NOVEMBER 28, 1997
                              (COMMENCEMENT
         ING MFS            OF OPERATIONS) TO
   RESEARCH PORTFOLIO       DECEMBER 31, 1997
-------------------------  --------------------
Net asset value,
  beginning of period ...        $   9.89
                                 --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............              --
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........           (0.18)
                                 --------
       Total income
          (loss) from
          investment
          operations ....           (0.18)
                                 --------
LESS DISTRIBUTIONS:
  Net investment
    income ..............              --
  Net realized gain on
    sale of
    investments .........              --
                                 --------
       Total
        distributions ...              --
                                 --------
Net asset value, end of
  period ................        $   9.71
                                 ========
Total return ............           (1.82)%(1)
Net assets, end of period
  (000's) ...............        $399,548
Ratio of total expenses
  to average net
  assets ................            0.85%(2)
Ratio of net investment
  income (loss) to
  average net assets ....            0.22%(2)
Portfolio turnover
  rate ..................           57.88%(1)

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 *    ROUNDS TO LESS THAN $(0.01).

16    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                    CLASS S                                         CLASS ADV
                                -----------------------------------------------  -----------------------------------------------
                                                              PERIOD FROM                                      PERIOD FROM
                                                           DECEMBER 10, 2001                                DECEMBER 10, 2001
                                  FOR THE SIX MONTHS         (COMMENCEMENT         FOR THE SIX MONTHS         (COMMENCEMENT
           ING MFS               ENDED JUNE 30, 2002        OF OPERATIONS)        ENDED JUNE 30, 2002        OF OPERATIONS)
      RESEARCH PORTFOLIO             (UNAUDITED)         TO DECEMBER 31, 2001         (UNAUDITED)         TO DECEMBER 31, 2001
------------------------------  ----------------------  -----------------------  ----------------------  -----------------------

Net asset value, beginning of
  period .....................         $  8.10                  $ 8.12                  $   8.10                 $ 8.12
                                       -------                  ------                  --------                 ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ...................           0.00+                   (0.00)*                   (0.01)                 (0.00)*
  Net realized and change in
    unrealized loss on
    investments, foreign
    currency and forward
    foreign currency exchange
    contracts ................           (1.21)                  (0.02)                    (1.21)                 (0.02)
                                       -------                  ------                  --------                 ------
      Total loss from
        investment
        operations ...........           (1.21)                  (0.02)                    (1.22)                 (0.02)
                                       -------                  ------                  --------                 ------
Net asset value, end of
  period .....................         $  6.89                  $ 8.10                  $   6.88                 $ 8.10
                                       =======                  ======                  ========                 ======
Total return(1) ..............          (14.94)%                 (0.25)%                  (15.06)%                (0.25)%
Net assets, end of period
  (000's) ....................         $     9                  $   10                  $      9                 $   10
Ratio of total expenses to
  average net assets(2) ......            1.09%                   1.09%                     1.34%                  1.34%
Ratio of net investment income
  (loss) to average net
  assets(2) ..................            0.11%                  (0.17)%                   (0.15)%                (0.33)%
Portfolio turnover rate ......           52.02%(1)               91.72%                    52.02%(1)              91.72%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 +    ROUNDS TO LESS THAN $0.01.
 *    ROUND TO LESS THAN $(0.01).

                                        See Notes to Financial Statements.    17

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                          CLASS I                                 CLASS S                     CLASS ADV
                           --------------------------------------  --------------------------------------  ----------------
                               FOR THE           PERIOD FROM           FOR THE           PERIOD FROM           FOR THE
                              SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS
                                ENDED           (COMMENCEMENT           ENDED           (COMMENCEMENT           ENDED
   ING OPCAP BALANCED       JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002
     VALUE PORTFOLIO        (UNAUDITED)(3)    DECEMBER 31, 2001     (UNAUDITED)(3)    DECEMBER 31, 2001     (UNAUDITED)(3)
-------------------------  ----------------  --------------------  ----------------  --------------------  ----------------

Net asset value,
  beginning of period ...      $  12.40             $12.55             $  12.40            $  12.55            $  12.40
                               --------             ------             --------            --------            --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............          0.11               0.00*                0.09                0.00*               0.10
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........         (2.28)             (0.15)               (2.27)              (0.15)              (2.29)
                               --------             ------             --------            --------            --------
       Total loss from
          investment
          operations ....         (2.17)             (0.15)               (2.18)              (0.15)              (2.19)
                               --------             ------             --------            --------            --------
       Net asset value,
          end of
          period ........      $  10.23             $12.40             $  10.22            $  12.40            $  10.21
                               ========             ======             ========            ========            ========
Total return(1) .........        (17.50)%            (1.20)%             (17.58)%             (1.20)%            (17.66)%
Net assets, end of period
  (000's) ...............      $      9             $   10             $130,387            $143,306            $    632
Ratio of total expenses
  to average net
  assets(2) .............          1.00%              1.00%                1.25%               1.27%               1.50%
Ratio of net investment
  income to average net
  assets(2) .............          1.91%              0.67%                1.65%               0.52%               1.85%
Portfolio turnover
  rate(1) ...............         64.00%              7.53%               64.00%               7.53%              64.00%

                                CLASS ADV
                           --------------------
                               PERIOD FROM
                            DECEMBER 10, 2001
                              (COMMENCEMENT
   ING OPCAP BALANCED       OF OPERATIONS) TO
     VALUE PORTFOLIO        DECEMBER 31, 2001
-------------------------  --------------------
Net asset value,
  beginning of period ...         $12.55
                                  ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............           0.00*
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........          (0.15)
                                  ------
       Total loss from
          investment
          operations ....          (0.15)
                                  ------
       Net asset value,
          end of
          period ........         $12.40
                                  ======
Total return(1) .........          (1.20)%
Net assets, end of period
  (000's) ...............         $   10
Ratio of total expenses
  to average net
  assets(2) .............           1.50%
Ratio of net investment
  income to average net
  assets(2) .............           0.21%
Portfolio turnover
  rate(1) ...............           7.53%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
 *    ROUNDS TO LESS THAN $0.01.

18    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                           CLASS I              CLASS S             CLASS ADV
                                     -------------------  -------------------  -------------------
                                         PERIOD FROM          PERIOD FROM          PERIOD FROM
                                         MAY 1, 2002          MAY 1, 2002          MAY 1, 2002
                                        (COMMENCEMENT        (COMMENCEMENT        (COMMENCEMENT
                                       OF OPERATIONS)       OF OPERATIONS)       OF OPERATIONS)
             ING PIMCO                TO JUNE 30, 2002     TO JUNE 30, 2002     TO JUNE 30, 2002
      TOTAL RETURN PORTFOLIO             (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
-----------------------------------  -------------------  -------------------  -------------------

Net asset value, beginning of
  period ..........................        $10.00               $ 10.00              $10.00
                                           ------               -------              ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........          0.02                  0.03                0.02
  Net realized and change in
    unrealized gain on investments,
    foreign currency and forward
    foreign currency exchange
    contracts .....................          0.14                  0.12                0.13
                                           ------               -------              ------
      Total income from investment
        operations ................          0.16                  0.15                0.15
                                           ------               -------              ------
Net asset value, end of period ....        $10.16               $ 10.15              $10.15
                                           ======               =======              ======
Total return(1) ...................          1.60%                 1.50%               1.50%
Net assets, end of period
  (000's) .........................        $  384               $12,680              $  215
Ratio of total expenses to average
  net assets(2) ...................          0.85%                 1.10%               1.35%
Ratio of net investment income to
  average net assets(2) ...........          2.49%                 2.00%               1.78%
Portfolio turnover rate(1) ........         68.90%                68.90%              68.90%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.

                                        See Notes to Financial Statements.    19

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                          CLASS I                                 CLASS S                     CLASS ADV
                           --------------------------------------  --------------------------------------  ----------------
                               FOR THE           PERIOD FROM           FOR THE           PERIOD FROM           FOR THE
                              SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS
                                ENDED           (COMMENCEMENT           ENDED           (COMMENCEMENT           ENDED
  ING SALOMON BROTHERS      JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002
    CAPITAL PORTFOLIO       (UNAUDITED)(3)    DECEMBER 31, 2001     (UNAUDITED)(3)    DECEMBER 31, 2001     (UNAUDITED)(3)
-------------------------  ----------------  --------------------  ----------------  --------------------  ----------------
Net asset value,
  beginning of period ...      $ 16.01              $15.86             $  16.01            $ 15.86             $ 16.01
                               -------              ------             --------            -------             -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............         0.10                0.01                 0.08               0.01                0.05
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........        (2.44)               0.14                (2.44)              0.14               (2.42)
                               -------              ------             --------            -------             -------
       Total income
          (loss) from
          investment
          operations ....        (2.34)               0.15                (2.36)              0.15               (2.37)
                               -------              ------             --------            -------             -------
Net asset value, end of
  period ................      $ 13.67              $16.01             $  13.65            $ 16.01             $ 13.64
                               =======              ======             ========            =======             =======
Total return(1) .........       (14.62)%              0.95%              (14.74)%             0.95%             (14.80)%
Net assets, end of period
  (000's) ...............      $    10              $   10             $ 41,836            $40,370             $   157
Ratio of total expenses
  to average net
  assets(2) .............         1.10%               1.10%                1.35%              1.35%               1.60%
Ratio of net investment
  income to average net
  assets(2) .............         1.33%               1.00%                1.08%              0.87%               0.67%
Portfolio turnover
  rate(1) ...............        48.57%               3.84%               48.57%              3.84%              48.57%

                                CLASS ADV
                           --------------------
                               PERIOD FROM
                            DECEMBER 10, 2001
                              (COMMENCEMENT
  ING SALOMON BROTHERS      OF OPERATIONS) TO
    CAPITAL PORTFOLIO       DECEMBER 31, 2001
-------------------------  --------------------
Net asset value,
  beginning of period ...         $15.86
                                  ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............          0.00*
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........           0.15
                                  ------
       Total income
          (loss) from
          investment
          operations ....           0.15
                                  ------
Net asset value, end of
  period ................         $16.01
                                  ======
Total return(1) .........           0.95%
Net assets, end of period
  (000's) ...............         $   10
Ratio of total expenses
  to average net
  assets(2) .............           1.60%
Ratio of net investment
  income to average net
  assets(2) .............           0.50%
Portfolio turnover
  rate(1) ...............           3.84%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
 *    ROUNDS TO LESS THAN $0.01.

20    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                          CLASS I                                 CLASS S                     CLASS ADV
                           --------------------------------------  --------------------------------------  ----------------
                               FOR THE           PERIOD FROM           FOR THE           PERIOD FROM           FOR THE
                              SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS
                                ENDED           (COMMENCEMENT           ENDED           (COMMENCEMENT           ENDED
  ING SALOMON BROTHERS      JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002
INVESTORS VALUE PORTFOLIO   (UNAUDITED)(3)    DECEMBER 31, 2001     (UNAUDITED)(3)    DECEMBER 31, 2001     (UNAUDITED)(3)
-------------------------  ----------------  --------------------  ----------------  --------------------  ----------------

Net asset value,
  beginning of period ...      $ 12.90              $12.92             $ 12.89             $ 12.92             $ 12.89
                               -------              ------             -------             -------             -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............         0.04                0.01                0.02                0.00*               0.04
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........        (1.74)              (0.03)              (1.73)              (0.03)              (1.77)
                               -------              ------             -------             -------             -------
       Total loss from
          investment
          operations ....        (1.70)              (0.02)              (1.71)              (0.03)              (1.73)
                               -------              ------             -------             -------             -------
Net asset value, end of
  period ................      $ 11.20              $12.90             $ 11.18             $ 12.89             $ 11.16
                               =======              ======             =======             =======             =======
Total return(1) .........       (13.18)%             (0.15)%            (13.33)%             (0.23)%            (13.42)%
Net assets, end of period
  (000's) ...............      $     9              $   10             $51,800             $50,415             $   164
Ratio of total expenses
  to average net
  assets(2) .............         1.00%               1.00%               1.25%               1.25%               1.50%
Ratio of net investment
  income to average net
  assets(2) .............         0.60%               0.83%               0.40%               0.58%               0.64%
Portfolio turnover
  rate(1) ...............        22.42%               1.02%              22.42%               1.02%              22.42%

                                CLASS ADV
                           --------------------
                               PERIOD FROM
                            DECEMBER 10, 2001
                              (COMMENCEMENT
  ING SALOMON BROTHERS      OF OPERATIONS) TO
INVESTORS VALUE PORTFOLIO   DECEMBER 31, 2001
-------------------------  --------------------
Net asset value,
  beginning of period ...         $12.92
                                  ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............           0.00*
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........          (0.03)
                                  ------
       Total loss from
          investment
          operations ....          (0.03)
                                  ------
Net asset value, end of
  period ................         $12.89
                                  ======
Total return(1) .........          (0.23)%
Net assets, end of period
  (000's) ...............         $   10
Ratio of total expenses
  to average net
  assets(2) .............           1.50%
Ratio of net investment
  income to average net
  assets(2) .............           0.41%
Portfolio turnover
  rate(1) ...............           1.02%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) NET INVESTMENT INCOME PER SHARE WAS COMPUTED USING AVERAGE SHARES OUTSTANDING.
 *    ROUNDS TO LESS THAN $0.01.

                                        See Notes to Financial Statements.    21

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                                           CLASS I
                           --------------------------------------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED
ING SCUDDER INTERNATIONAL   JUNE 30, 2002         YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
    GROWTH PORTFOLIO         (UNAUDITED)      DECEMBER 31, 2001     DECEMBER 31, 2000     DECEMBER 31, 1999     DECEMBER 31, 1998
-------------------------  ----------------  --------------------  --------------------  --------------------  --------------------

Net asset value,
  beginning of period ...      $  10.03            $  18.44              $  25.49              $  16.76              $  14.10
                               --------            --------              --------              --------              --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............          0.05                0.06                  0.04                  0.12                  0.13
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........         (0.26)              (4.64)                (4.91)                 9.44                  2.56
                               --------            --------              --------              --------              --------
       Total income
          (loss) from
          investment
          operations ....         (0.21)              (4.58)                (4.87)                 9.56                  2.69
                               --------            --------              --------              --------              --------
LESS DISTRIBUTIONS:
  Net investment
    income ..............            --               (0.05)                (0.11)                (0.02)                (0.03)
  Net realized gain on
    sale of
    investments .........            --               (3.78)                (2.07)                (0.81)                   --
                               --------            --------              --------              --------              --------
       Total
        distributions ...            --               (3.83)                (2.18)                (0.83)                (0.03)
                               --------            --------              --------              --------              --------
Net asset value, end of
  period ................      $   9.82            $  10.03              $  18.44              $  25.49              $  16.76
                               ========            ========              ========              ========              ========
Total return ............         (2.09)%(1)         (26.93)%              (19.59)%               58.41%                19.09%
Net assets, end of period
  (000's) ...............      $372,278            $369,992              $557,941              $704,999              $432,651
Ratio of total expenses
  to average net
  assets ................          1.00%(2)            1.01%                 1.00%                 1.00%                 1.00%
Ratio of net investment
  income to average net
  assets ................          1.08%(2)            0.44%                 0.22%                 0.70%                 0.83%
Portfolio turnover
  rate ..................         64.23%(1)           96.70%                76.54%                82.03%                68.85%

                                 CLASS I
                           --------------------
                               PERIOD FROM
                            NOVEMBER 28, 1997
                              (COMMENCEMENT
ING SCUDDER INTERNATIONAL   OF OPERATIONS) TO
    GROWTH PORTFOLIO        DECEMBER 31, 1997
-------------------------  --------------------
Net asset value,
  beginning of period ...        $  13.88
                                 --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............              --
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........            0.22
                                 --------
       Total income
          (loss) from
          investment
          operations ....            0.22
                                 --------
LESS DISTRIBUTIONS:
  Net investment
    income ..............              --
  Net realized gain on
    sale of
    investments .........              --
                                 --------
       Total
        distributions ...              --
                                 --------
Net asset value, end of
  period ................        $  14.10
                                 ========
Total return ............            1.58%(1)
Net assets, end of period
  (000's) ...............        $378,200
Ratio of total expenses
  to average net
  assets ................            1.00%(2)
Ratio of net investment
  income to average net
  assets ................            0.12%(2)
Portfolio turnover
  rate ..................            3.01%(1)

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.

22    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                    CLASS S                                         CLASS ADV
                                -----------------------------------------------  -----------------------------------------------
                                                              PERIOD FROM                                      PERIOD FROM
                                                           DECEMBER 10, 2001                                DECEMBER 10, 2001
                                  FOR THE SIX MONTHS         (COMMENCEMENT         FOR THE SIX MONTHS         (COMMENCEMENT
  ING SCUDDER INTERNATIONAL      ENDED JUNE 30, 2002        OF OPERATIONS)        ENDED JUNE 30, 2002        OF OPERATIONS)
       GROWTH PORTFOLIO              (UNAUDITED)         TO DECEMBER 31, 2001         (UNAUDITED)         TO DECEMBER 31, 2001
------------------------------  ----------------------  -----------------------  ----------------------  -----------------------

Net asset value, beginning of
  period .....................          $10.04                  $10.18                  $ 10.03                  $10.18
                                        ------                  ------                  -------                  ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ...................            0.04                   (0.00)*                   0.06                   (0.00)*
  Net realized and change in
    unrealized loss on
    investments, foreign
    currency and forward
    foreign currency exchange
    contracts ................           (0.26)                  (0.14)                   (0.29)                  (0.15)
                                        ------                  ------                  -------                  ------
      Total loss from
        investment
        operations ...........           (0.22)                  (0.14)                   (0.23)                  (0.15)
                                        ------                  ------                  -------                  ------
Net asset value, end of
  period .....................          $ 9.82                  $10.04                  $  9.80                  $10.03
                                        ======                  ======                  =======                  ======
Total return(1) ..............           (2.09)%                 (1.38)%                  (2.29)%                 (1.47)%
Net assets, end of period
  (000's) ....................          $   10                  $   10                  $    42                  $   10
Ratio of total expenses to
  average net assets(2) ......            1.25%                   1.25%                    1.50%                   1.50%
Ratio of net investment income
  (loss) to average net
  assets(2) ..................            0.82%                  (0.34)%                   1.35%                  (0.67)%
Portfolio turnover rate ......           64.23%(1)               96.70%                   64.23%(1)               96.70%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 *    ROUNDS TO LESS THAN $(0.01).

                                        See Notes to Financial Statements.    23

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                                           CLASS I
                           --------------------------------------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED
    ING T. ROWE PRICE       JUNE 30, 2002         YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
 GROWTH EQUITY PORTFOLIO     (UNAUDITED)      DECEMBER 31, 2001     DECEMBER 31, 2000     DECEMBER 31, 1999     DECEMBER 31, 1998
-------------------------  ----------------  --------------------  --------------------  --------------------  --------------------

Net asset value,
  beginning of period ...      $  45.32            $  60.44              $  66.00              $  55.31              $  43.61
                               --------            --------              --------              --------              --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............          0.04                0.09                  0.10                  0.15                  0.30
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........         (7.39)              (6.23)                 0.30                 11.99                 11.66
                               --------            --------              --------              --------              --------
       Total income
          (loss) from
          investment
          operations ....         (7.35)              (6.14)                 0.40                 12.14                 11.96
                               --------            --------              --------              --------              --------
LESS DISTRIBUTIONS:
  Net investment
    income ..............            --               (0.07)                (0.18)                (0.26)                (0.17)
  Net realized gain on
    sale of
    investments .........            --               (8.91)                (5.78)                (1.19)                (0.09)
                               --------            --------              --------              --------              --------
       Total
        distributions ...            --               (8.98)                (5.96)                (1.45)                (0.26)
                               --------            --------              --------              --------              --------
Net asset value, end of
  period ................      $  37.97            $  45.32              $  60.44              $  66.00              $  55.31
                               ========            ========              ========              ========              ========
Total return ............        (16.22)%(1)         (10.21)%               (0.04)%               22.32%                27.60%
Net assets, end of period
  (000's) ...............      $492,828            $592,879              $687,940              $703,454              $521,484
Ratio of total expenses
  to average net
  assets ................          0.75%(2)            0.75%                 0.75%                 0.75%                 0.75%
Ratio of net investment
  income to average net
  assets ................          0.19%(2)            0.20%                 0.15%                 0.30%                 0.65%
Portfolio turnover
  rate ..................         25.87%(1)           64.81%                74.61%                53.40%                57.58%

                                 CLASS I
                           --------------------
                               PERIOD FROM
                            NOVEMBER 28, 1997
                              (COMMENCEMENT
    ING T. ROWE PRICE       OF OPERATIONS) TO
 GROWTH EQUITY PORTFOLIO    DECEMBER 31, 1997
-------------------------  --------------------
Net asset value,
  beginning of period ...        $  42.74
                                 --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income ..............            0.06
  Net realized and change
    in unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange
    contracts ...........            0.81
                                 --------
       Total income
          (loss) from
          investment
          operations ....            0.87
                                 --------
LESS DISTRIBUTIONS:
  Net investment
    income ..............              --
  Net realized gain on
    sale of
    investments .........              --
                                 --------
       Total
        distributions ...              --
                                 --------
Net asset value, end of
  period ................        $  43.61
                                 ========
Total return ............            2.03%(1)
Net assets, end of period
  (000's) ...............        $371,194
Ratio of total expenses
  to average net
  assets ................            0.75%(2)
Ratio of net investment
  income to average net
  assets ................            1.58%(2)
Portfolio turnover
  rate ..................            2.94%(1)

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.

24    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                                    CLASS S                                         CLASS ADV
                                -----------------------------------------------  -----------------------------------------------
                                                              PERIOD FROM                                      PERIOD FROM
                                                           DECEMBER 10, 2001                                DECEMBER 10, 2001
                                  FOR THE SIX MONTHS         (COMMENCEMENT         FOR THE SIX MONTHS         (COMMENCEMENT
      ING T. ROWE PRICE          ENDED JUNE 30, 2002        OF OPERATIONS)        ENDED JUNE 30, 2002        OF OPERATIONS)
   GROWTH EQUITY PORTFOLIO           (UNAUDITED)         TO DECEMBER 31, 2001         (UNAUDITED)         TO DECEMBER 31, 2001
------------------------------  ----------------------  -----------------------  ----------------------  -----------------------

Net asset value, beginning of
  period .....................         $ 45.31                  $ 45.44                 $  45.30                 $ 45.44
                                       -------                  -------                 --------                 -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ...................            0.09                    (0.00)*                  (0.00)*                 (0.00)*
  Net realized and change in
    unrealized loss on
    investments, foreign
    currency and forward
    foreign currency exchange
    contracts ................           (7.48)                   (0.13)                   (7.44)                  (0.14)
                                       -------                  -------                 --------                 -------
      Total loss from
        investment
        operations ...........           (7.39)                   (0.13)                   (7.44)                  (0.14)
                                       -------                  -------                 --------                 -------
Net asset value, end of
  period .....................         $ 37.92                  $ 45.31                 $  37.86                 $ 45.30
                                       =======                  =======                 ========                 =======
Total return(1) ..............          (16.31)%                  (0.29)%                 (16.44)%                 (0.31)%
Net assets, end of period
  (000's) ....................         $   749                  $    10                 $    800                 $    10
Ratio of total expenses to
  average net assets(2) ......            1.00%                    1.00%                    1.25%                   1.25%
Ratio of net investment income
  (loss) to average net
  assets(2) ..................            0.45%                    0.17%                   (0.16)%                 (0.00)%
Portfolio turnover rate ......           25.87%(1)                64.81%                   25.87%(1)               64.81%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 *    ROUNDS TO LESS THAN $(0.01).

                                        See Notes to Financial Statements.    25

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                           CLASS I                                 CLASS S                     CLASS ADV
                            --------------------------------------  --------------------------------------  ----------------
                                FOR THE           PERIOD FROM           FOR THE           PERIOD FROM           FOR THE
                               SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS      DECEMBER 10, 2001       SIX MONTHS
                                 ENDED           (COMMENCEMENT           ENDED           (COMMENCEMENT           ENDED
     ING UBS TACTICAL        JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002     OF OPERATIONS) TO     JUNE 30, 2002
ASSET ALLOCATION PORTFOLIO    (UNAUDITED)      DECEMBER 31, 2001      (UNAUDITED)      DECEMBER 31, 2001      (UNAUDITED)
--------------------------  ----------------  --------------------  ----------------  --------------------  ----------------

Net asset value, beginning
  of period .............       $ 31.14              $31.41             $ 31.14             $  31.41            $  31.13
                                -------              ------             -------             --------            --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............          0.04                0.00*               0.02                 0.00*              (0.01)
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange contracts ...        (4.27)              (0.27)              (4.29)               (0.27)              (4.29)
                                -------              ------             -------             --------            --------
       Total loss from
          investment
          operations ....         (4.23)              (0.27)              (4.27)               (0.27)              (4.30)
                                -------              ------             -------             --------            --------
Net asset value, end of
  period ................       $ 26.91              $31.14             $ 26.87             $  31.14            $  26.83
                                =======              ======             =======             ========            ========
Total return(1) .........        (13.53)%             (0.86)%            (13.66)%              (0.86)%            (13.78)%
Net assets, end of period
  (000's) ...............       $    14              $   10             $15,581             $ 13,660            $     16
Ratio of total expenses to
  average net
  assets(2) .............          1.10%               1.10%               1.35%                1.34%               1.60%
Ratio of net investment
  income (loss) to average
  net assets(2) .........          0.41%               0.17%               0.12%                0.04%              (0.08)%
Portfolio turnover
  rate(1) ...............          6.52%               4.82%               6.52%                4.82%               6.52%

                                 CLASS ADV
                            --------------------
                                PERIOD FROM
                             DECEMBER 10, 2001
                               (COMMENCEMENT
     ING UBS TACTICAL        OF OPERATIONS) TO
ASSET ALLOCATION PORTFOLIO   DECEMBER 31, 2001
--------------------------  --------------------
Net asset value, beginning
  of period .............          $31.41
                                   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss) ..............           (0.00)+
  Net realized and change
    in unrealized loss on
    investments, foreign
    currency and forward
    foreign currency
    exchange contracts ...          (0.28)
                                   ------
       Total loss from
          investment
          operations ....           (0.28)
                                   ------
Net asset value, end of
  period ................          $31.13
                                   ======
Total return(1) .........           (0.89)%
Net assets, end of period
  (000's) ...............          $   10
Ratio of total expenses to
  average net
  assets(2) .............            1.60%
Ratio of net investment
  income (loss) to average
  net assets(2) .........           (0.17)%
Portfolio turnover
  rate(1) ...............            4.82%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 *    ROUNDS TO LESS THAN $0.01.
 +    ROUNDS TO LESS THAN $(0.01).

26    See Notes to Financial Statements.

ING PARTNERS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding for each period:

                                           CLASS I              CLASS S             CLASS ADV
                                     -------------------  -------------------  -------------------
                                         PERIOD FROM          PERIOD FROM          PERIOD FROM
                                         MAY 1, 2002          MAY 1, 2002          MAY 1, 2002
                                        (COMMENCEMENT        (COMMENCEMENT        (COMMENCEMENT
                                       OF OPERATIONS)       OF OPERATIONS)       OF OPERATIONS)
          ING VAN KAMPEN              TO JUNE 30, 2002     TO JUNE 30, 2002     TO JUNE 30, 2002
        COMSTOCK PORTFOLIO               (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
-----------------------------------  -------------------  -------------------  -------------------

Net asset value, beginning of
  period ..........................        $10.00               $10.00               $10.00
                                           ------               ------               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........          0.01                 0.01                 0.02
  Net realized and change in
    unrealized loss on investments,
    foreign currency and forward
    foreign currency exchange
    contracts .....................         (0.81)               (0.82)               (0.83)
                                           ------               ------               ------
      Total loss from investment
        operations ................         (0.80)               (0.81)               (0.81)
                                           ------               ------               ------
Net asset value, end of period ....        $ 9.20               $ 9.19               $ 9.19
                                           ======               ======               ======
Total return(1) ...................         (8.00)%              (8.10)%              (8.10)%
Net assets, end of period
  (000's) .........................        $  287               $7,888               $   92
Ratio of total expenses to average
  net assets(2) ...................          0.95%                1.20%                1.45%
Ratio of net investment income to
  average net assets(2) ...........          1.59%                1.28%                1.11%
Portfolio turnover rate(1) ........          2.86%                2.86%                2.86%

 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.

                                        See Notes to Financial Statements.    27

ING ALGER AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
COMMON STOCKS (99.5%)
ADVERTISING (1.5%)
Lamar Advertising Co.*..................     35,900   $    1,335,839
                                                      --------------
APPAREL RETAILERS (2.5%)
Limited, Inc............................     81,975        1,746,067
Pacific Sunwear of
  California, Inc.#*....................     25,250          559,792
                                                      --------------
                                                           2,305,859
                                                      --------------
BANKING (4.8%)
Comerica, Inc...........................      7,950          488,130
Compass Bancshares, Inc.................     42,700        1,434,720
GreenPoint Financial Corp...............     29,360        1,441,576
North Fork Bancorporation, Inc..........     24,325          968,378
                                                      --------------
                                                           4,332,804
                                                      --------------
BEVERAGES, FOOD & TOBACCO (2.1%)
Constellation Brands, Inc. Class A*.....     15,700          502,400
Dean Foods Co.*.........................     12,700          473,710
UST, Inc................................     26,350          895,900
                                                      --------------
                                                           1,872,010
                                                      --------------
BUSINESS MACHINES (0.4%)
Apple Computer, Inc.*...................     20,940          371,057
                                                      --------------
CHEMICALS (2.2%)
Avery Dennison Corp.....................     31,905        2,002,039
                                                      --------------
COMMERCIAL SERVICES (2.9%)
Cephalon, Inc.#*........................     10,175          459,910
Quest Diagnostics, Inc.#*...............     24,925        2,144,796
                                                      --------------
                                                           2,604,706
                                                      --------------
COMPUTER SOFTWARE & PROCESSING (8.3%)
BISYS Group, Inc.*......................     42,730        1,422,909
Electronic Arts, Inc.*..................     28,150        1,859,307
Intuit, Inc.*...........................     16,700          830,324
PeopleSoft, Inc.#*......................    112,175        1,669,164
Rational Software Corp.*................    215,950        1,772,949
                                                      --------------
                                                           7,554,653
                                                      --------------
COMPUTERS & INFORMATION (3.5%)
eBay, Inc.#*............................     35,500        2,187,510
International Game Technology*..........      8,000          453,600
Lexmark International Group, Inc.*......      8,860          481,984
                                                      --------------
                                                           3,123,094
                                                      --------------
ELECTRONICS (11.4%)
Altera Corp.*...........................     50,100          681,360
Amkor Technology, Inc.*.................     38,400          238,848
Fairchild Semiconductor Corp.*..........     71,145        1,728,823
Intersil Holding Corp.#*................     21,000          448,980
KLA Instruments Corp.*..................     20,250          890,797
Microchip Technology, Inc.*.............     74,975        2,056,564
                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
ELECTRONICS (CONTINUED)
National Semiconductor Corp.*...........     78,000   $    2,275,260
Novellus Systems, Inc.#*................     58,775        1,998,350
                                                      --------------
                                                          10,318,982
                                                      --------------
ENTERTAINMENT & LEISURE (4.0%)
Harrah's Entertainment, Inc.*...........     21,850          969,047
MGM Mirage, Inc.#*......................     55,180        1,862,325
Royal Caribbean Cruises Ltd.#...........     42,725          833,137
                                                      --------------
                                                           3,664,509
                                                      --------------
FINANCIAL SERVICES (3.5%)
Capital One Financial Corp..............      8,155          497,863
Franklin Resources, Inc.................     52,075        2,220,478
LaBranche & Co., Inc.#*.................     19,595          448,726
                                                      --------------
                                                           3,167,067
                                                      --------------
FOREST PRODUCTS & PAPER (0.2%)
Pactiv Corp.*...........................      8,100          192,780
                                                      --------------
HEALTH CARE PROVIDERS & SERVICES (6.8%)
Express Scripts, Inc., Class A*.........     19,075          955,848
Oxford Health Plans, Inc.*..............     10,300          478,538
St. Jude Medical, Inc.*.................     27,105        2,001,704
Triad Hospitals, Inc.*..................     53,295        2,258,642
Universal Health Services, Inc.,
  Class B*..............................      9,100          445,900
                                                      --------------
                                                           6,140,632
                                                      --------------
HEAVY MACHINERY (1.0%)
Smith International, Inc.*..............     11,150          760,319
W.W. Grainger, Inc......................      2,870          143,787
                                                      --------------
                                                             904,106
                                                      --------------
HOME CONSTRUCTION, FURNISHINGS &
   APPLIANCES (3.3%)
Bed Bath & Beyond, Inc.*................     13,780          520,057
Lennar Corp.#...........................     31,600        1,933,920
Masco Corp..............................     18,480          500,993
                                                      --------------
                                                           2,954,970
                                                      --------------
INSURANCE (7.1%)
Anthem, Inc.#*..........................     25,600        1,727,488
Chubb Corp. ............................      9,950          704,460
Radian Group, Inc.......................     14,175          692,449
W.R. Berkley Corp.......................     18,020          991,100
Willis Group Holdings Ltd.*.............     12,900          424,539
XL Capital Ltd. (Bermuda)...............     22,005        1,863,824
                                                      --------------
                                                           6,403,860
                                                      --------------
MEDIA--BROADCASTING & PUBLISHING (1.5%)
Entercom Communications Corp.*..........     10,050          461,295
Univision Communications, Inc.,
  Class A#*.............................     28,995          910,443
                                                      --------------
                                                           1,371,738
                                                      --------------

28     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
MEDICAL AND HEALTH PRODUCTS (3.8%)
Alcon Inc. (Switzerland)#*..............     57,550   $    1,971,088
Zimmer Holdings, Inc.*..................     42,115        1,501,821
                                                      --------------
                                                           3,472,909
                                                      --------------
OIL & GAS (5.7%)
BJ Services Co.*........................     23,925          810,579
Cooper Cameron Corp.#*..................     18,975          918,770
Devon Energy Corp.......................     10,120          498,714
EOG Resources, Inc.#....................     23,400          928,980
Nabors Industries, Ltd.*................      8,750          308,875
Noble Corp.*............................     18,205          702,713
Spinnaker Exploration Co.*..............     26,575          957,232
                                                      --------------
                                                           5,125,863
                                                      --------------
PHARMACEUTICALS (4.6%)
Allergan, Inc. .........................     16,800        1,121,400
AmerisourceBergen Corp.#................     23,225        1,765,100
IDEC Pharmaceuticals Corp.#*............     35,010        1,241,105
                                                      --------------
                                                           4,127,605
                                                      --------------
RESTAURANTS AND LODGING (2.9%)
Brinker International, Inc.*............     51,900        1,647,825
Wendy's International, Inc..............     23,925          952,933
                                                      --------------
                                                           2,600,758
                                                      --------------
RETAILERS (10.1%)
Abercrombie & Fitch Co., Class A#*......     11,995          289,319
Autozone, Inc.*.........................     12,050          931,465
Dollar Tree Stores, Inc.#*..............     12,800          504,384
Linens 'n Things, Inc.*.................     38,850        1,274,669
Michaels Stores, Inc.*..................     24,965          973,635
Office Depot, Inc.*.....................     97,100        1,631,280
PetsMart, Inc.*.........................     36,400          580,398
Rent-A-Center, Inc.*....................     11,700          678,717
TJX Co., Inc............................    117,205        2,298,390
                                                      --------------
                                                           9,162,257
                                                      --------------
SPECIAL PRODUCTS AND SERVICES (0.7%)
Expedia, Inc., Class A#*................     10,370          614,837
                                                      --------------
TELECOMMUNICATIONS (3.8%)
Brocade Communications
  Systems, Inc.*........................    107,950        1,886,966
L-3 Communications Holdings, Inc.#*.....     29,540        1,595,160
                                                      --------------
                                                           3,482,126
                                                      --------------
TEXTILES, CLOTHING & FABRICS (0.9%)
Jones Apparel Group, Inc.*..............     22,255          834,563
                                                      --------------
TOTAL COMMON STOCKS (COST $96,127,375)                    90,041,623
                                                      --------------

                                          SHARE/PRINCIPAL      MARKET
                                              AMOUNT           VALUE
                                          ---------------  --------------
SHORT-TERM INVESTMENTS (23.9%)
SECURITY LENDING COLLATERAL (23.9%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................    $3,787,254     $    3,787,254
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................     2,367,034          2,367,034
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................     2,367,034          2,367,034
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....     2,367,034          2,367,034
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................     1,420,220          1,420,220
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................     3,787,254          3,787,254
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       756,848            756,848
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................     1,420,220          1,420,220
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................     1,893,627          1,893,627
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........     1,420,220          1,420,220
                                                           --------------
                                                               21,586,745
                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $21,586,745)                21,586,745
                                                           --------------

TOTAL INVESTMENTS AT MARKET VALUE
(123.4%)
  (COST $117,714,120)                     $ 111,628,368
OTHER LIABILITIES IN EXCESS OF ASSETS
(-23.4%)                                    (21,158,968)
                                          -------------
NET ASSETS (100.0%)                       $  90,469,400
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $2,762,737
Unrealized losses.................................  (8,848,489)
                                                    ----------
  Net unrealized (loss)...........................  $(6,085,752)
                                                    ==========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 Category percentages are based on net assets.

                                        See Notes to Financial Statements.    29

ING ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (4.8%)
General Dynamics Corp...................     10,900   $    1,159,215
Lockheed Martin Corp....................     17,600        1,223,200
                                                      --------------
                                                           2,382,415
                                                      --------------
BANKING (4.3%)
Citigroup, Inc..........................     12,400          480,500
Fifth Third Bancorp.....................      7,625          508,206
J.P. Morgan Chase & Co. ................     19,725          669,072
Wells Fargo & Co. ......................     10,000          500,600
                                                      --------------
                                                           2,158,378
                                                      --------------
BEVERAGES, FOOD & TOBACCO (1.4%)
Anheuser-Busch Co., Inc.................     13,575          678,750
                                                      --------------
BIOTECHNOLOGY (0.6%)
Immunex Corp.*..........................     13,800          308,292
                                                      --------------
BUSINESS MACHINES (2.8%)
Dell Computer Corp.*....................     53,000        1,385,420
                                                      --------------
BUSINESS SERVICES (1.1%)
FedEx Corp..............................      9,850          525,990
                                                      --------------
CHEMICALS (1.6%)
3M Co...................................      6,575          808,725
                                                      --------------
COMPUTER SERVICES (2.5%)
First Data Corp.........................     32,800        1,220,160
                                                      --------------
COMPUTER SOFTWARE & PROCESSING (6.4%)
Microsoft Corp.*........................     30,250        1,654,675
Siebel Systems, Inc.*...................     76,700        1,090,674
Veritas Software Corp.*.................     22,300          441,317
                                                      --------------
                                                           3,186,666
                                                      --------------
COMPUTERS & INFORMATION (4.0%)
eBay, Inc.#*............................     32,525        2,004,190
                                                      --------------
COSMETICS & PERSONAL CARE (4.2%)
Avon Products, Inc......................     15,050          786,212
Procter & Gamble Co.....................     14,725        1,314,942
                                                      --------------
                                                           2,101,154
                                                      --------------
DIVERSIFIED COMPUTER PRODUCTS (2.5%)
Sun Microsystems, Inc.*.................    246,550        1,235,215
                                                      --------------
ELECTRIC UTILITIES (0.7%)
Duke Energy Corp.#......................     11,500          357,650
                                                      --------------
ELECTRONIC COMPONENTS (0.9%)
Maxim Intergrated Products, Inc.*.......     12,025          460,918
                                                      --------------
ELECTRONICS (5.7%)
Applied Materials, Inc.*................     52,275          994,270
Intel Corp. ............................     34,725          634,426
                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
ELECTRONICS (CONTINUED)
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR (Taiwan)#*...................     92,758   $    1,205,848
                                                      --------------
                                                           2,834,544
                                                      --------------
ENTERTAINMENT & LEISURE (1.5%)
Carnival Corp., Class A.................     26,800          742,092
                                                      --------------
FINANCIAL SERVICES (6.4%)
Capital One Financial Corp. ............     13,283          810,927
Concord EFS, Inc.*......................     36,870        1,111,262
Federal Home Loan Mortgage Corp.........      6,075          371,790
Mellon Financial Corp...................     29,100          914,613
                                                      --------------
                                                           3,208,592
                                                      --------------
HEALTH CARE PROVIDERS & SERVICES (4.7%)
HCA, Inc................................     20,700          983,250
UnitedHealth Group, Inc.................     15,050        1,377,828
                                                      --------------
                                                           2,361,078
                                                      --------------
HOME CONSTRUCTION, FURNISHINGS &
   APPLIANCES (4.4%)
Home Depot, Inc.........................      6,825          250,682
Lowe's Companies, Inc.#.................     30,450        1,382,430
Masco Corp..............................     20,600          558,466
                                                      --------------
                                                           2,191,578
                                                      --------------
INSURANCE (5.3%)
Chubb Corp. ............................     19,148        1,355,678
XL Capital Ltd. (Bermuda)...............     15,300        1,295,910
                                                      --------------
                                                           2,651,588
                                                      --------------
MEDIA--BROADCASTING & PUBLISHING (1.7%)
Viacom, Inc., Class B*..................     19,250          854,123
                                                      --------------
MEDICAL AND HEALTH PRODUCTS (7.6%)
Baxter International, Inc...............     32,475        1,443,514
Medtronic, Inc. ........................     23,750        1,017,688
Tenet Healthcare Corp.*.................     18,225        1,303,999
                                                      --------------
                                                           3,765,201
                                                      --------------
OIL & GAS (2.8%)
Anadarko Petroleum Corp.................      7,410          365,313
ChevronTexaco Corp......................     10,250          907,125
Nabors Industries, Ltd.*................      3,350          118,255
                                                      --------------
                                                           1,390,693
                                                      --------------
PHARMACEUTICALS (11.2%)
IDEC Pharmaceuticals Corp.#*............     14,100          499,845
Johnson & Johnson.......................     25,550        1,335,243
Pfizer, Inc.............................     43,300        1,515,500
Pharmacia Corp..........................     26,525          993,361
Wyeth...................................     23,900        1,223,680
                                                      --------------
                                                           5,567,629
                                                      --------------

30     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
RESTAURANTS AND LODGING (0.8%)
Cendant Corp.*..........................     23,700   $      376,356
                                                      --------------
RETAILERS (7.6%)
Sears, Roebuck and Co...................      7,100          385,530
Target Corp.............................     33,250        1,266,825
TJX Co., Inc............................     19,400          380,434
Wal-Mart Stores, Inc....................     26,575        1,461,891
Walgreen Co.............................      7,850          303,246
                                                      --------------
                                                           3,797,926
                                                      --------------
TELECOMMUNICATIONS (1.9%)
BellSouth Corp..........................     12,500          393,750
Verizon Communications..................     13,375          537,006
                                                      --------------
                                                             930,756
                                                      --------------
TOTAL COMMON STOCKS (COST $55,062,718)                    49,486,079
                                                      --------------
                                          PRINCIPAL
                                            AMOUNT
                                          ----------
SHORT-TERM INVESTMENTS (8.5%)
SECURITY LENDING COLLATERAL (8.5%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................  $ 740,977          740,977
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................    463,111          463,111
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................    463,111          463,111
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....    463,111          463,111

                                          SHARE/PRINCIPAL      MARKET
                                              AMOUNT           VALUE
                                          ---------------  --------------
SECURITY LENDING COLLATERAL (CONTINUED)
Fleet National Bank, Bank Note,
  2.000%, 07/03/02......................    $1,166,921     $    1,166,921
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       277,866            277,866
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       370,489            370,489
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       277,866            277,866
                                                           --------------
                                                                4,223,452
                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,223,452)                  4,223,452
                                                           --------------

TOTAL INVESTMENTS AT MARKET VALUE
(107.9%)
  (COST $59,286,170)                      $  53,709,531
OTHER LIABILITIES IN EXCESS OF ASSETS
(-7.9%)                                      (3,926,070)
                                          -------------
NET ASSETS (100.0%)                       $  49,783,461
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $  833,834
Unrealized losses.................................  (6,410,473)
                                                    ----------
  Net unrealized (loss)...........................  $(5,576,639)
                                                    ==========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 ADR American Depository Receipt

 Category percentages are based on net assets.

                                        See Notes to Financial Statements.    31

ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMMON STOCKS (92.8%)
AEROSPACE & DEFENSE (0.7%)
Moog, Inc., Class A*....................       900   $       38,592
                                                     --------------
APPAREL & TEXTILES (4.3%)
American Eagle Outfitters, Inc.*........     3,700           78,218
Kellwood Co.............................     2,000           65,000
Reebok International Ltd.*..............     2,100           61,950
Wolverine World Wide, Inc...............     2,500           43,625
                                                     --------------
                                                            248,793
                                                     --------------
AUTOMOTIVE (1.5%)
Advanced Auto Parts, Inc.*..............       207           11,284
Visteon Corp............................     5,400           76,680
                                                     --------------
                                                             87,964
                                                     --------------
BANKING (4.7%)
Associated Banc-Corp....................       900           33,939
BancorpSouth, Inc.......................     2,000           40,400
Citizens Banking Corp...................       600           17,388
Commerce Bancshares, Inc................       700           30,968
Commercial Federal Corp.................     1,400           40,600
Cullen/Frost Bankers, Inc...............       400           14,380
Hibernia Corp., Class A.................     1,600           31,664
Sky Financial Group, Inc................     1,500           31,725
Washington Federal, Inc.................     1,100           27,786
                                                     --------------
                                                            268,850
                                                     --------------
BEVERAGES, FOOD & TOBACCO (6.0%)
Corn Products International, Inc........     2,100           65,352
Fleming Companies, Inc.#................     2,600           47,190
International Multifoods Corp.*.........     1,900           49,400
Lancaster Colony Corp...................       800           28,528
Lance, Inc..............................     3,400           49,572
Sensient Technologies Corp..............     3,800           86,488
SUPERVALU, Inc..........................       900           22,077
                                                     --------------
                                                            348,607
                                                     --------------
BUILDING MATERIALS (0.7%)
Martin Marietta Materials, Inc..........     1,100           42,900
                                                     --------------
BUSINESS SERVICES (1.5%)
Valassis Communications, Inc.*..........     2,400           87,600
                                                     --------------
CHEMICALS (2.4%)
FMC Corp.*..............................     1,700           51,289
Georgia Gulf Corp.......................     2,400           63,456
Minerals Technologies, Inc..............       500           24,660
                                                     --------------
                                                            139,405
                                                     --------------
COMMERCIAL SERVICES (2.7%)
ADVO, Inc.*.............................     2,100           79,947
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMMERCIAL SERVICES (CONTINUED)
Banta Corp..............................     1,200   $       43,080
Kelly Services, Inc.....................     1,200           32,412
                                                     --------------
                                                            155,439
                                                     --------------
COMPUTER SOFTWARE & PROCESSING (5.9%)
Autodesk, Inc.#.........................     3,200           42,400
Black Box Corp.*........................       800           32,584
CSG Systems International, Inc.*........       400            7,656
Parametric Technology Co.*..............    22,100           79,096
Pomeroy Computer Resources, Inc.*.......     2,000           29,160
Roxio, Inc.*............................     1,300            9,360
Sybase, Inc.*...........................     6,300           66,465
Take-Two Interactive
  Software, Inc.#*......................     1,400           28,826
Ulticom, Inc.*..........................     6,200           42,036
                                                     --------------
                                                            337,583
                                                     --------------
CONSUMER GOODS AND SERVICES (0.2%)
Russ Berrie & Co., Inc..................       400           14,160
                                                     --------------
ELECTRIC UTILITIES (3.9%)
Empire District Electric Co. (The)......     2,800           57,400
IDACORP, Inc............................       900           24,930
Sierra Pacific Resources................     5,700           44,460
Wisconsin Energy Corp.#.................     3,900           98,553
                                                     --------------
                                                            225,343
                                                     --------------
ELECTRICAL EQUIPMENT (2.2%)
Littelfuse, Inc.*.......................     2,600           60,138
Regal-Beloit Corp.......................     2,800           68,068
                                                     --------------
                                                            128,206
                                                     --------------
ELECTRONIC COMPONENTS (1.8%)
Avnet, Inc..............................     2,300           50,577
Cable Design Technologies Corp.*........     5,100           52,275
                                                     --------------
                                                            102,852
                                                     --------------
ELECTRONICS (5.2%)
Coherent, Inc.*.........................     1,700           50,216
Electroglas, Inc.#*.....................     1,200           12,000
Electronics for Imaging, Inc.*..........     3,800           60,458
Mattson Technology, Inc.*...............     5,200           24,024
Methode Electronics, Inc., Class A......     2,300           29,371
Mettler-Toledo International*...........       900           33,183
PerkinElmer, Inc........................     4,600           50,830
Rayovac Corp.*..........................     2,200           40,766
                                                     --------------
                                                            300,848
                                                     --------------
ENTERTAINMENT & LEISURE (1.7%)
Hasbro, Inc.............................     2,500           33,900
JAKKS Pacific, Inc.*....................     1,800           31,878
Regal Entertainment Group, Class A*.....     1,400           32,648
                                                     --------------
                                                             98,426
                                                     --------------

32     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
FINANCIAL SERVICES (0.6%)
Medallion Financial Corp................     4,200   $       22,176
MicroFinancial, Inc.....................     1,700           13,260
                                                     --------------
                                                             35,436
                                                     --------------
FOREST PRODUCTS & PAPER (2.6%)
Caraustar Industries, Inc...............     2,800           34,944
Rayonier Inc............................       600           29,478
Sappi Ltd. ADR (South Africa)...........     1,900           26,638
Wausau-Mosinee Paper Corp...............     5,100           61,455
                                                     --------------
                                                            152,515
                                                     --------------
HEALTH CARE PROVIDERS & SERVICES (4.2%)
Alliance Imaging, Inc.*.................     4,600           62,100
AmeriPath, Inc.*........................     3,700           88,800
DaVita, Inc.*...........................     1,781           42,388
Kindred Healthcare, Inc.*...............     1,100           49,093
                                                     --------------
                                                            242,381
                                                     --------------
HEAVY MACHINERY (7.7%)
Briggs & Stratton Corp..................     1,300           49,842
Flowserve Corp.*........................     2,300           68,540
Hydril Co.*.............................     1,100           29,480
IDEX Corp...............................       800           26,800
Insituform Technologies, Inc.,
  Class A*..............................     4,000           84,720
Kadant, Inc.*...........................     2,900           47,850
NATCO Group, Inc.*......................     3,000           26,100
Pentair, Inc............................     1,100           52,888
Tecumseh Products Co., Class A..........       400           21,232
W-H Energy Services, Inc.*..............     1,600           35,456
                                                     --------------
                                                            442,908
                                                     --------------
HOME CONSTRUCTION, FURNISHINGS &
   APPLIANCES (0.8%)
Miller Herman, Inc......................     2,200           44,660
                                                     --------------
INDUSTRIAL--DIVERSIFIED (2.5%)
Anixter International, Inc.*............     1,600           37,600
CIRCOR International, Inc...............     1,500           25,725
Crane Co................................     2,000           50,760
Griffon Corp.*..........................     1,500           27,150
                                                     --------------
                                                            141,235
                                                     --------------
INSURANCE (4.4%)
Annuity and Life Re (Holdings), Ltd.....     1,100           19,899
Horace Mann Educators Corp..............     1,200           22,404
Phoenix Companies, Inc. (The)...........     4,800           88,080
PMI Group, Inc. (The)...................     1,800           68,760
ProAssurance Corp.*.....................     3,100           54,560
                                                     --------------
                                                            253,703
                                                     --------------
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
MEDIA--BROADCASTING & PUBLISHING (1.7%)
Belo Corp., Class A.....................     1,400   $       31,654
Liberty Corp. (The).....................     1,600           63,760
                                                     --------------
                                                             95,414
                                                     --------------
MEDICAL AND HEALTH PRODUCTS (5.6%)
Arrow International, Inc................       600           23,430
Invitrogen Corp.*.......................     1,800           57,618
Owens & Minor, Inc......................     5,300          104,728
SRI/Surgical Express, Inc.*.............     2,000           24,960
Sybron Dental Specialties, Inc.*........     5,900          109,150
                                                     --------------
                                                            319,886
                                                     --------------
METALS AND MINING (0.6%)
Olin Corp...............................     1,500           33,225
                                                     --------------
OIL & GAS (4.0%)
Premcor, Inc.*..........................     1,200           30,864
Pure Resources, Inc.*...................     2,200           45,760
Swift Energy Co.*.......................     4,500           71,055
Westport Resources Corp.*...............     5,100           83,640
                                                     --------------
                                                            231,319
                                                     --------------
REAL ESTATE (2.3%)
Getty Realty Corp.......................     2,900           58,725
Heritage Property Investment Trust
  (REIT)................................     1,300           34,723
Senior Housing Properties Trust
  (REIT)................................     2,600           40,820
                                                     --------------
                                                            134,268
                                                     --------------
RESTAURANTS AND LODGING (2.1%)
Jack In The Box, Inc.*..................     2,600           82,680
Papa John's International, Inc.*........     1,200           40,068
                                                     --------------
                                                            122,748
                                                     --------------
RETAILERS (4.3%)
Casey's General Stores, Inc.............     7,300           87,892
Claire's Stores, Inc....................     3,000           68,700
Foot Locker, Inc.*......................     2,200           31,790
The Men's Wearhouse, Inc.*..............     1,100           28,050
Wilsons The Leather Experts, Inc.*......     2,100           29,400
                                                     --------------
                                                            245,832
                                                     --------------
SPECIAL PRODUCTS AND SERVICES (1.6%)
AptarGroup, Inc.........................     1,900           58,425
Yellow Corp.*...........................     1,100           35,640
                                                     --------------
                                                             94,065
                                                     --------------
TELECOMMUNICATIONS (0.1%)
Ditech Communications Co.*..............     2,200            6,248
                                                     --------------

                                        See Notes to Financial Statements.    33

ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
UTILITIES-GAS (2.3%)
AGL Resources, Inc......................     2,600   $       60,320
Northwest Natural Gas Co................     1,100           31,625
WGL Holdings, Inc.......................     1,500           38,850
                                                     --------------
                                                            130,795
                                                     --------------
TOTAL COMMON STOCKS (COST $5,615,325)                     5,352,206
                                                     --------------
CONVERTIBLE PREFERRED STOCKS (0.7%)
INSURANCE (0.7%)
United Fire & Casualty Co., Series A....     1,390           38,614
                                                     --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $35,714)            38,614
                                                     --------------
                                          PRINCIPAL
                                           AMOUNT
                                          ---------
SHORT-TERM INVESTMENTS (3.8%)
SECURITY LENDING COLLATERAL (3.8%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................   $38,405           38,405
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................    24,003           24,003
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................    24,003           24,003
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....    24,003           24,003
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................    14,402           14,402

                                          SHARE/PRINCIPAL      MARKET
                                              AMOUNT           VALUE
                                          ---------------  --------------
SECURITY LENDING COLLATERAL (CONTINUED)
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................      $38,405      $       38,405
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................        7,673               7,673
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       14,402              14,402
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       19,202              19,202
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       14,402              14,402
                                                           --------------
                                                                  218,900
                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $218,900)                      218,900
                                                           --------------

TOTAL INVESTMENTS AT MARKET VALUE
(97.3%)
  (COST $5,869,939)                       $   5,609,720
OTHER ASSETS IN EXCESS OF LIABILITIES
(2.7%)                                          156,791
                                          -------------
NET ASSETS (100.0%)                       $   5,766,511
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $104,909
Unrealized losses.................................  (365,128)
                                                    --------
  Net unrealized (loss)...........................  $(260,219)
                                                    ========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 ADR American Depository Receipt

 REIT Real Estate Investment Trust

 Category percentages are based on net assets.

34     See Notes to Financial Statements.

ING BARON SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMMON STOCKS (80.7%)
ADVERTISING (1.0%)
Catalina Marketing Corp.#*..............     2,000   $       56,440
                                                     --------------
BUSINESS SERVICES (11.9%)
Arbitron, Inc.*.........................     4,000          124,800
Fair, Isaac & Co., Inc.#................     3,500          115,045
Harland (John H.) Co....................     4,000          112,800
Harte-Hanks, Inc........................     4,000           82,200
Overture Services, Inc.#*...............     2,300           57,454
PRG-Schultz International, Inc.#*.......     5,400           66,474
Sotheby's Holdings, Inc.*...............     7,000           99,750
                                                     --------------
                                                            658,523
                                                     --------------
CHEMICALS (2.3%)
OM Group, Inc...........................     1,200           74,400
Symyx Technologies, Inc.*...............     4,000           55,680
                                                     --------------
                                                            130,080
                                                     --------------
COMPUTER SOFTWARE & PROCESSING (3.7%)
Anteon International Corp.*.............     4,400          111,232
Kronos, Inc.*...........................     3,000           91,467
                                                     --------------
                                                            202,699
                                                     --------------
EDUCATION (0.9%)
University of Phoenix Online*...........     1,600           47,392
                                                     --------------
ENTERTAINMENT & LEISURE (3.3%)
Penn National Gaming, Inc.*.............    10,000          181,500
                                                     --------------
FINANCIAL SERVICES (8.7%)
ChoicePoint, Inc.*......................     4,800          218,256
Gabelli Asset Management, Inc.,
  Class A#*.............................     2,000           73,000
Jeffries Group, Inc.....................     2,500          105,250
Neuberger Berman, Inc...................     1,200           43,920
Waddell & Reed Financial, Inc.,
  Class A...............................     1,900           43,548
                                                     --------------
                                                            483,974
                                                     --------------
HEALTH CARE PROVIDERS & SERVICES (8.0%)
AMN Healthcare Services, Inc.*..........     3,000          105,030
AmSurg Corp.*...........................     3,500           91,910
Centene Corp.*..........................     1,700           52,666
Cross Country, Inc.*....................     2,400           90,720
United Surgical Partners
  International, Inc.*..................     3,500          106,785
                                                     --------------
                                                            447,111
                                                     --------------
HOME CONSTRUCTION, FURNISHINGS &
   APPLIANCES (1.3%)
Ethan Allen Interiors, Inc..............     2,000           69,700
                                                     --------------
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------

HOUSEHOLD PRODUCTS (1.2%)
Libbey, Inc.............................     2,000   $       68,200
                                                     --------------
INSURANCE (2.0%)
Arch Capital Group Ltd.*................     4,000          112,600
                                                     --------------
MEDIA--BROADCASTING & PUBLISHING (6.1%)
Information Holdings, Inc.*.............     2,000           48,800
Insight Communications Co., Inc.*.......     6,000           73,020
LIN TV Corp., Class A*..................     3,100           83,824
Mediacom Communications Corp.*..........     8,000           62,320
XM Satelite Radio Holdings, Inc.#*......    10,000           73,500
                                                     --------------
                                                            341,464
                                                     --------------
MEDIA--INTERNET (0.6%)
ProQuest Company*.......................       900           31,950
                                                     --------------
MEDICAL AND HEALTH PRODUCTS (3.6%)
CTI Molecular Imaging, Inc.*............     2,500           57,350
Viasys Healthcare, Inc.*................     5,000           87,250
Weight Watchers International, Inc.*....     1,300           56,472
                                                     --------------
                                                            201,072
                                                     --------------
MEDICAL LABORATORIES AND RESEARCH (2.2%)
Charles River Laboratories
  International, Inc.#*.................     3,500          122,675
                                                     --------------
OIL & GAS (3.4%)
Premcor, Inc.*..........................     2,700           69,444
SEACOR SMIT, Inc.*......................     2,500          118,375
                                                     --------------
                                                            187,819
                                                     --------------
RESTAURANTS AND LODGING (15.5%)
California Pizza Kitchen, Inc.*.........     4,300          106,640
Choice Hotels International, Inc.*......     6,000          120,060
Extended Stay America, Inc.*............     8,500          137,870
Intrawest Corp. (Canada)................     6,000          101,880
Kerzner International Ltd.*.............     6,000          148,680
Krispy Kreme Doughnuts, Inc.#*..........     4,000          128,760
Vail Resorts, Inc.*.....................     7,000          119,700
                                                     --------------
                                                            863,590
                                                     --------------
RETAILERS (3.7%)
Linens 'n Things, Inc.*.................     5,000          164,050
Smart & Final, Inc.*....................     5,500           42,900
                                                     --------------
                                                            206,950
                                                     --------------
UTILITIES-GAS (1.3%)
Southern Union Co.*.....................     4,200           71,400
                                                     --------------
TOTAL COMMON STOCKS (COST $4,695,336)                     4,485,139
                                                     --------------

                                        See Notes to Financial Statements.    35

ING BARON SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          SHARE/PRINCIPAL      MARKET
                                              AMOUNT           VALUE
                                          ---------------  --------------
SHORT-TERM INVESTMENTS (10.0%)
SECURITY LENDING COLLATERAL (10.0%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................      $97,775      $       97,775
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................       61,109              61,109
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................       61,109              61,109
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....       61,109              61,109
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................       36,665              36,665
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................       97,775              97,775
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       19,541              19,541
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       36,665              36,665
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       48,887              48,887
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       36,665              36,665
                                                           --------------
                                                                  557,300
                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $557,300)                      557,300
                                                           --------------

TOTAL INVESTMENTS AT MARKET VALUE
(90.7%)
  (COST $5,252,636)                       $   5,042,439
OTHER ASSETS IN EXCESS OF LIABILITIES
(9.3%)                                          519,217
                                          -------------
NET ASSETS (100.0%)                       $   5,561,656
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $120,516
Unrealized losses.................................  (330,713)
                                                    --------
  Net unrealized (loss)...........................  $(210,197)
                                                    ========

   #  Denotes all or a portion of security on loan. (Note 7)

   *  Non-income producing security.

 Category percentages are based on net assets.

36     See Notes to Financial Statements.

ING DSI ENHANCED INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
COMMON STOCKS (99.6%)
ADVERTISING (0.3%)
Interpublic Group of Companies, Inc.....     2,400   $         59,424
Omnicom Group, Inc......................       900             41,220
TMP Worldwide, Inc.*....................       500             10,750
                                                     ----------------
                                                              111,394
                                                     ----------------
AEROSPACE & DEFENSE (1.9%)
Boeing Co...............................     5,100            229,500
General Dynamics Corp...................     1,100            116,985
Goodrich Corp...........................       600             16,392
Lockheed Martin Corp....................     2,100            145,950
Northrop Grumman Corp.#.................       400             50,000
Raytheon Co.............................     1,900             77,425
Rockwell Collins, Inc...................       900             24,678
United Technologies, Inc................     2,500            169,750
                                                     ----------------
                                                              830,680
                                                     ----------------
AIRLINES (0.1%)
Southwest Airlines Co...................     2,300             37,168
                                                     ----------------
APPAREL RETAILERS (0.1%)
Limited, Inc............................     1,700             36,210
                                                     ----------------
AUTOMOTIVE (1.0%)
Delphi Automotive Systems Corp..........       900             11,880
Ford Motor Co...........................     5,400             86,400
General Motors Corp.....................     3,000            160,350
Harley-Davidson, Inc....................     1,900             97,413
Navistar International Corp.............       400             12,800
PACCAR, Inc.............................       600             26,634
TRW, Inc................................       700             39,886
                                                     ----------------
                                                              435,363
                                                     ----------------
BANKING (11.3%)
AmSouth Bancorp.........................     2,400             53,712
Bank Of America Corp....................     7,900            555,844
Bank of New York Co., Inc...............     4,400            148,500
Bank One Corp...........................     5,100            196,248
BB&T Corp...............................     3,700            142,820
Charter One Financial, Inc..............       800             27,504
Citigroup, Inc..........................    26,000          1,007,500
Comerica, Inc...........................     1,400             85,960
Fifth Third Bancorp.....................     3,200            213,280
FleetBoston Financial Corp..............     5,700            184,395
Golden West Financial Corp..............       700             48,146
Huntington Bancshares, Inc..............     1,500             29,130
J.P. Morgan Chase & Co..................     9,900            335,808
KeyCorp.................................     1,800             49,140
Marshall & Ilsley Corp..................       400             12,372
National City Corp......................     3,900            129,675
Northern Trust Corp.....................     1,400             61,684
PNC Financial Services Group............       900             47,052
                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
BANKING (CONTINUED)
Regions Financial Corp..................     1,700   $         59,755
Southtrust Corp.........................     2,100             54,852
State Street Corp.......................     2,000             89,400
SunTrust Banks, Inc.....................     2,000            135,440
Synovus Financial Corp..................     2,800             77,056
U.S. Bancorp............................    11,500            268,525
Union Planters Corp.....................       950             30,752
Wachovia Corp...........................     6,500            248,170
Washington Mutual, Inc..................     6,000            222,660
Wells Fargo & Co........................     8,800            440,528
Zions Bancorp...........................       400             20,840
                                                     ----------------
                                                            4,976,748
                                                     ----------------
BEVERAGES, FOOD & TOBACCO (6.2%)
Adolph Coors Co., Class B...............       100              6,230
Anheuser-Busch Co., Inc.................     3,500            175,000
Archer-Daniels-Midland Co...............     3,300             42,207
Brown-Forman Corp., Class B.............       200             13,800
Campbell Soup Co........................     3,100             85,746
Coca-Cola Co............................    12,600            705,600
Coca-Cola Enterprises, Inc..............     4,100             90,528
Conagra Foods, Inc......................     3,500             96,775
General Mills, Inc......................     1,300             57,304
Heinz (H.J.) Co.........................     2,500            102,750
Hershey Foods Corp......................       400             25,000
Kellogg Co..............................     2,700             96,822
Pepsi Bottling Group, Inc...............       500             15,400
Pepsico, Inc............................     8,000            385,600
Philip Morris Co., Inc..................    11,000            480,480
Sara Lee Corp...........................     5,800            119,712
Unilever N.V. (Netherlands).............     2,600            168,480
UST, Inc................................       900             30,600
Wm. Wrigley Jr., Co.....................     1,000             55,350
                                                     ----------------
                                                            2,753,384
                                                     ----------------
BIOTECHNOLOGY (0.7%)
Amgen, Inc.*............................     5,000            209,400
Biogen, Inc.*...........................       900             37,287
Immunex Corp.*..........................     2,200             49,148
MedImmune, Inc.*........................     1,300             34,320
                                                     ----------------
                                                              330,155
                                                     ----------------
BUILDING MATERIALS (0.1%)
Vulcan Materials Co.....................       900             39,420
                                                     ----------------
BUSINESS MACHINES (2.8%)
Apple Computer, Inc.*...................     1,300             23,036
Dell Computer Corp.*....................    13,700            358,118
Hewlett-Packard Co......................    15,366            234,792
International Business Machines Corp....     8,800            633,600
                                                     ----------------
                                                            1,249,546
                                                     ----------------

                                        See Notes to Financial Statements.    37

ING DSI ENHANCED INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
BUSINESS SERVICES (0.8%)
Cintas Corp.............................       500   $         24,715
Computer Sciences Corp.#*...............     1,900             90,820
Convergys Corp.*........................     1,800             35,064
Deluxe Corp.............................       300             11,667
FedEx Corp..............................     1,100             58,740
Paychex, Inc............................     2,900             90,741
Sabre Holdings Corp.*...................       600             21,480
Unisys Corp.*...........................     1,400             12,600
                                                     ----------------
                                                              345,827
                                                     ----------------
CAPITAL EQUIPMENT (0.4%)
Honeywell International, Inc............     4,600            162,058
Rockwell International Corp.............       800             15,984
                                                     ----------------
                                                              178,042
                                                     ----------------
CHEMICALS (1.8%)
3M Co...................................     1,600            196,800
Air Products & Chemicals, Inc...........       900             45,423
Avery Dennison Corp.....................       200             12,550
Dow Chemical Co.........................     4,100            140,958
Du Pont (E.I.) de Nemours...............     5,900            261,960
International Flavors &
  Fragrances, Inc.......................       900             29,241
PPG Industries, Inc.....................       900             55,710
Praxair, Inc............................       600             34,182
                                                     ----------------
                                                              776,824
                                                     ----------------
COMMERCIAL SERVICES (0.2%)
H&R Block, Inc..........................       900             41,535
Moody's Corp............................     1,000             49,750
R.R. Donnelley & Sons Co................       500             13,775
                                                     ----------------
                                                              105,060
                                                     ----------------
COMPUTER SERVICES (0.7%)
Automatic Data Processing, Inc..........     3,500            152,425
First Data Corp.........................     3,700            137,640
                                                     ----------------
                                                              290,065
                                                     ----------------
COMPUTER SOFTWARE & PROCESSING (5.0%)
Adobe Systems, Inc......................       800             22,800
Autodesk, Inc.#.........................     2,100             27,825
Citrix Systems, Inc.*...................     3,200             19,328
Computer Associates
  International, Inc....................     2,700             42,903
Compuware Corp.#*.......................     1,700             10,319
Electronic Data Systems Corp............     3,000            111,450
IMS Health, Inc.........................     1,500             26,925
Intuit, Inc.*...........................       700             34,804
Microsoft Corp.*........................    27,200          1,487,840
NCR Corp.*..............................       700             24,220
Oracle Systems Corp.*...................    29,800            282,206
PeopleSoft, Inc.*.......................     2,500             37,200
Siebel Systems, Inc.*...................     3,400             48,348
                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
COMPUTER SOFTWARE & PROCESSING (CONTINUED)
Symbol Technologies, Inc................     1,400   $         11,900
Veritas Software Corp.*.................     2,100             41,559
                                                     ----------------
                                                            2,229,627
                                                     ----------------
COMPUTERS & INFORMATION (1.7%)
Cisco Systems, Inc.*....................    36,200            504,990
International Game Technology*..........     1,000             56,700
Lexmark International Group, Inc.*......       900             48,960
Network Appliance, Inc.*................     2,700             33,588
Pitney Bowes, Inc.......................     2,200             87,384
                                                     ----------------
                                                              731,622
                                                     ----------------
CONGLOMERATES (0.4%)
Textron, Inc............................     1,100             51,590
Tyco International Ltd..................     9,600            129,696
                                                     ----------------
                                                              181,286
                                                     ----------------
CONSUMER GOODS AND SERVICES (0.7%)
Clorox Co...............................     1,100             45,485
Eastman Kodak Co.#......................     2,400             70,008
Gillette Co.............................     4,700            159,189
Newell Rubbermaid, Inc..................     1,200             42,072
                                                     ----------------
                                                              316,754
                                                     ----------------
COSMETICS & PERSONAL CARE (1.7%)
Avon Products, Inc......................       800             41,792
Colgate-Palmolive Co....................     3,200            160,160
Proctor & Gamble Co.....................     6,300            562,590
                                                     ----------------
                                                              764,542
                                                     ----------------
DISTRIBUTION SERVICES (0.2%)
SYSCO Corp..............................     2,800             76,216
                                                     ----------------
DIVERSIFIED COMPUTER PRODUCTS (0.2%)
Sun Microsystems, Inc.*.................    13,000             65,130
                                                     ----------------
ELECTRIC UTILITIES (2.6%)
AES Corp.*..............................     2,200             11,924
Allegheny Energy, Inc...................       500             12,875
Ameren Corp.............................       600             25,806
American Electric Power
  Company, Inc..........................     1,600             64,032
American Power Conversion Corp.*........     1,700             21,471
Calpine Corp.#*.........................     1,200              8,436
Cinergy Corp............................       900             32,391
Citizens Communications Co.*............     1,500             12,540
Consolidated Edison, Inc................       300             12,525
Dominion Resources, Inc.................     1,300             86,060
Duke Energy Corp........................     3,500            108,850
Edison International*...................     2,400             40,800
Entergy Corp............................       600             25,464
Exelon Corp.............................     2,500            130,750
FirstEnergy Corp........................     1,400             46,732
FPL Group, Inc.#........................     1,100             65,989

38     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
ELECTRIC UTILITIES (CONTINUED)
Mirant Corp.*...........................     1,100   $          8,030
NiSource, Inc...........................     1,500             32,745
PG&E Corp.*.............................     1,800             32,202
Pinnacle West Capital Corp..............       300             11,850
PPL Corp................................       700             23,156
Progress Energy, Inc....................     1,000             52,010
Public Service Enterprise
  Group, Inc............................     1,500             64,950
Reliant Energy, Inc.....................     2,200             37,180
Sempra Energy...........................     1,900             42,047
Southern Co.............................     1,400             38,360
TECO Energy, Inc........................       700             17,325
TXU Corp................................     1,200             61,860
Xcel Energy, Inc........................     2,000             33,540
                                                     ----------------
                                                            1,161,900
                                                     ----------------
ELECTRICAL EQUIPMENT (3.3%)
Cooper Industries Ltd., Class A.........       400             15,720
General Electric Co.....................    49,300          1,432,165
                                                     ----------------
                                                            1,447,885
                                                     ----------------
ELECTRONIC COMPONENTS (0.6%)
Analog Devices, Inc.*...................     1,100             32,670
Jabil Circuit, Inc.*....................       300              6,333
Maxim Intergrated Products, Inc.*.......       900             34,497
Texas Instruments, Inc..................     7,100            168,270
Xilinx, Inc.*...........................     1,200             26,916
                                                     ----------------
                                                              268,686
                                                     ----------------
ELECTRONIC SYSTEMS (0.1%)
Applera Corp.--Applied Biosystems
  Group.................................     2,000             38,980
QLogic Corp.*...........................       600             22,860
                                                     ----------------
                                                               61,840
                                                     ----------------
ELECTRONICS (2.8%)
Advanced Micro Devices, Inc.*...........     1,200             11,664
Agilent Technologies, Inc.*.............     1,000             23,650
Altera Corp.*...........................     1,100             14,960
Applied Materials, Inc.*................     7,100            135,042
Broadcom Corp., Class A#*...............     1,000             17,540
EMC Corp.*..............................    11,300             85,315
Emerson.................................     2,100            112,371
Intel Corp..............................    32,700            597,429
KLA Instruments Corp.*..................       500             21,995
Linear Technology Corp..................     1,200             37,716
Micron Technology, Inc.*................     2,900             58,638
Novellus Systems, Inc.#*................       400             13,600
NVIDIA Corp.#*..........................     1,900             32,642
Sanmina Corp.*..........................     1,700             10,727
Solectron Corp.*........................     1,800             11,070
Teradyne, Inc.*.........................       300              7,050
                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
ELECTRONICS (CONTINUED)
Waters Corp.#*..........................     1,300   $         34,710
Xerox Corp.*............................     2,900             20,213
                                                     ----------------
                                                            1,246,332
                                                     ----------------
ENERGY SERVICES (0.1%)
Baker Hughes, Inc.......................       900             29,961
                                                     ----------------
ENTERTAINMENT & LEISURE (0.8%)
Carnival Corp., Class A.................     2,800             77,532
Harrah's Entertainment, Inc.*...........       800             35,480
Mattel, Inc.............................     1,300             27,404
Walt Disney Co..........................    11,300            213,570
                                                     ----------------
                                                              353,986
                                                     ----------------
EXCHANGE TRADED FUNDS (0.4%)
Standard & Poors Depositary Receipts
  Trust, Series 1.......................     1,900            188,024
                                                     ----------------
FINANCIAL SERVICES (5.1%)
American Express Corp...................     6,400            232,448
Capital One Financial Corp..............     1,500             91,575
Charles Schwab & Co., Inc...............     7,100             79,520
Concord EFS, Inc.*......................     3,800            114,532
Countrywide Credit Industries, Inc......     1,200             57,900
Federal Home Loan Mortgage Corp.........     3,600            220,320
Federal National Mortgage Association...     5,100            376,125
Fiserv, Inc.*...........................     1,600             58,736
Franklin Resources, Inc.................       700             29,848
Household International, Inc............     2,800            139,160
John Hancock Financial
  Services, Inc.........................     2,200             77,440
Lehman Brothers Holdings................     1,200             75,024
MBNA Corp...............................     4,900            162,043
Mellon Financial Corp...................     1,100             34,573
Merrill Lynch & Co......................     4,400            178,200
Morgan Stanley Dean Witter & Co.........     6,000            258,480
Stilwell Financial, Inc.................     1,600             29,120
T.Rowe Price Group, Inc.................       700             23,016
                                                     ----------------
                                                            2,238,060
                                                     ----------------
FOOD RETAILERS (0.7%)
Albertson's, Inc........................     2,400             73,104
Kroger Co. (The)*.......................     5,300            105,470
Safeway, Inc.*..........................     3,500            102,165
Starbucks Corp.*........................     1,800             44,730
                                                     ----------------
                                                              325,469
                                                     ----------------
FOREST PRODUCTS & PAPER (0.8%)
Georgia-Pacific Group...................     2,200             54,076
International Paper Co..................     1,000             43,580
Kimberly--Clark Corp....................     2,300            142,600
MeadWestvaco Corp.......................       582             19,532
Pactiv Corp.*...........................       700             16,660

                                        See Notes to Financial Statements.    39

ING DSI ENHANCED INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
FOREST PRODUCTS & PAPER (CONTINUED)
Sealed Air Corp.#*......................     1,100   $         44,297
Temple-Inland, Inc......................       300             17,358
Weyerhauser Co..........................       400             25,540
                                                     ----------------
                                                              363,643
                                                     ----------------
HEALTH CARE PROVIDERS & SERVICES (1.2%)
HCA, Inc................................     2,500            118,750
Health Management Associates, Inc.,
  Class A*..............................     1,800             36,270
HEALTHSOUTH Corp.*......................     3,900             49,881
Manor Care, Inc.*.......................     1,200             27,600
McKesson HBOC, Inc......................     1,800             58,860
St. Jude Medical, Inc.*.................       300             22,155
UnitedHealth Group, Inc.................     1,600            146,480
Wellpoint Health Networks, Inc.*........     1,000             77,810
                                                     ----------------
                                                              537,806
                                                     ----------------
HEAVY MACHINERY (0.7%)
Caterpillar, Inc........................       900             44,055
Danaher Corp............................       300             19,905
Deere & Co..............................       800             38,320
Dover Corp..............................       500             17,500
Illinois Tool Works, Inc................     1,700            116,110
Ingersoll Rand Co.......................       500             22,830
Stanley Works (The).....................       700             28,707
                                                     ----------------
                                                              287,427
                                                     ----------------
HOME CONSTRUCTION, FURNISHINGS &
   APPLIANCES (2.2%)
American Standard Companies, Inc.*......       300             22,530
Bed Bath & Beyond, Inc.*................     1,100             41,514
Centex Corp.............................       600             34,674
Home Depot, Inc.........................    12,600            462,798
Johnson Controls, Inc...................       500             40,805
KB Home.................................       200             10,302
Leggett & Platt, Inc....................     1,100             25,740
Lowe's Companies, Inc...................     3,800            172,520
Masco Corp..............................     3,700            100,307
Maytag Corp.............................       600             25,590
Pulte Homes, Inc........................       500             28,740
                                                     ----------------
                                                              965,520
                                                     ----------------
HOUSEHOLD PRODUCTS (0.0%)
Tupperware Corp.........................       800             16,632
                                                     ----------------
INDUSTRIAL--DIVERSIFIED (0.0%)
Crane Co................................       700             17,766
                                                     ----------------
INSURANCE (4.4%)
ACE Ltd. (Bermuda)......................       600             18,960
Aflac, Inc..............................     1,800             57,600
Allstate Corp...........................     3,900            144,222
Ambac Financial Group, Inc..............       700             47,040
American International Group, Inc.......    13,400            914,282
                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
INSURANCE (CONTINUED)
Aon Corp................................     1,600   $         47,168
Chubb Corp..............................       500             35,400
CIGNA Corp..............................       600             58,452
Cincinnati Financial Corp...............       300             13,959
Conseco, Inc.#*.........................       600              1,200
Hartford Financial Services Group.......       300             17,841
Humana, Inc.*...........................     2,800             43,764
Jefferson-Pilot Corp....................       600             28,200
Lincoln National Corp...................       700             29,400
Loews Corp..............................       500             26,495
Marsh & McLennan Co., Inc...............     1,100            106,260
MBIA, Inc...............................       400             22,612
MetLife, Inc............................     3,500            100,800
MGIC Investment Corp....................     1,000             67,800
Progressive Corp........................       400             23,140
St. Paul Companies, Inc. (The)..........       900             35,028
Torchmark Corp..........................       700             26,740
UNUMProvident Corp......................     2,000             50,900
XL Capital Ltd. (Bermuda)...............       300             25,410
                                                     ----------------
                                                            1,942,673
                                                     ----------------
MEDIA--BROADCASTING & PUBLISHING (2.3%)
AOL Time Warner, Inc.*..................    21,300            313,323
Clear Channel Communications, Inc.*.....     3,300            105,666
Comcast Corp.#*.........................     3,800             90,592
Gannett Co., Inc........................     1,200             91,080
McGraw-Hill Companies, Inc..............       500             29,850
Univision Communications, Inc.,
  Class A#*.............................     1,200             37,680
Viacom, Inc., Class B*..................     8,000            354,960
                                                     ----------------
                                                            1,023,151
                                                     ----------------
MEDIA--INTERNET (0.1%)
Yahoo! Inc.*............................     3,400             50,184
                                                     ----------------
MEDICAL AND HEALTH PRODUCTS (1.7%)
Baxter International, Inc...............     2,200             97,790
Becton Dickinson & Co...................       900             31,005
Boston Scientific Corp.*................     2,500             73,300
C.R. Bard, Inc..........................       200             11,316
Guidant Corp.*..........................     2,100             63,483
Medtronic, Inc..........................     6,500            278,525
Quintiles Transnational Corp.*..........       900             11,241
Stryker Corp............................     1,300             69,563
Tenet Healthcare Corp.*.................     1,400            100,170
Zimmer Holdings, Inc.*..................       900             32,094
                                                     ----------------
                                                              768,487
                                                     ----------------
METALS AND MINING (0.4%)
Alcoa, Inc..............................     3,400            112,710

40     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
METALS AND MINING (CONTINUED)
Barrick Gold Corp. (Canada)#............     2,500   $         47,475
Newmont Mining Corp.....................       500             13,165
                                                     ----------------
                                                              173,350
                                                     ----------------
OIL & GAS (8.6%)
Amerada Hess Corp.......................       400             33,000
Anadarko Petroleum Corp.................     2,100            103,530
Apache Corp.............................       450             25,866
Ashland, Inc............................     1,000             40,500
Burlington Resources, Inc...............       300             11,400
ChevronTexaco Corp......................     5,400            477,900
Conoco, Inc.............................     2,600             72,280
Dynegy, Inc.............................     1,600             11,520
El Paso Corp............................     2,700             55,647
Exxon Mobil Corp........................    32,400          1,325,808
Halliburton Co..........................     2,800             44,632
Marathon Oil Corp.......................     1,800             48,816
Merck & Co., Inc........................    11,800            597,552
Nabors Industries, Ltd.*................       600             21,180
Noble Corp.*............................       900             34,740
Phillips Petroleum Co...................     1,500             88,320
Royal Dutch Petroleum Co. N.V., NY
  Shares (Netherlands)..................     9,800            541,646
Schlumberger Ltd........................     3,300            153,450
Sunoco, Inc.............................       400             14,252
Transocean Sedco Forex, Inc.............     2,100             65,415
Williams Companies, Inc. (The)..........     2,600             15,574
                                                     ----------------
                                                            3,783,028
                                                     ----------------
PHARMACEUTICALS (9.1%)
Abbott Laboratories.....................     8,100            304,965
Allergan, Inc...........................     1,000             66,750
AmerisourceBergen Corp.#................       700             53,200
Bristol-Myers Squibb Co.................    10,300            264,710
Cardinal Health, Inc....................     2,700            165,807
Chiron Corp.*...........................       800             28,280
Eli Lilly and Co........................     5,800            327,120
Forest Laboratories, Inc.*..............     1,200             84,960
Johnson & Johnson.......................    14,200            742,092
King Pharmaceuticals, Inc.*.............     1,800             40,050
Pfizer, Inc.............................    31,900          1,116,500
Pharmacia Corp..........................     7,300            273,385
Schering-Plough Corp....................     7,600            186,960
Watson Pharmaceuticals, Inc.*...........     1,000             25,270
Wyeth...................................     6,500            332,800
                                                     ----------------
                                                            4,012,849
                                                     ----------------
                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
POLLUTION CONTROL (0.2%)
Allied Waste Industries, Inc.*..........     2,700   $         25,920
Waste Management, Inc...................     3,100             80,755
                                                     ----------------
                                                              106,675
                                                     ----------------
RAILROADS (0.6%)
Burlington Northern Santa Fe Corp.......     3,600            108,000
CSX Corp................................       400             14,020
Norfolk Southern Corp...................     2,500             58,450
Union Pacific Corp......................     1,500             94,920
                                                     ----------------
                                                              275,390
                                                     ----------------
REAL ESTATE (0.2%)
Equity Office Properties Trust (REIT)...     1,800             54,180
Equity Residential Properties Trust
  (REIT)................................       400             11,500
Plum Creek Timber Company, Inc.
  (REIT)................................     1,300             39,910
                                                     ----------------
                                                              105,590
                                                     ----------------
RESTAURANTS AND LODGING (1.0%)
Cendant Corp.*..........................     6,600            104,808
Darden Restaurants, Inc.#...............       600             14,820
Marriott International, Inc.,
  Class A...............................       800             30,440
McDonald's Corp.........................     7,800            221,910
Starwood Hotels & Resorts
  Worldwide, Inc........................       400             13,156
Yum! Brands, Inc.*......................     2,000             58,500
                                                     ----------------
                                                              443,634
                                                     ----------------
RETAILERS (6.3%)
Autozone, Inc.*.........................       800             61,840
Best Buy Co., Inc.*.....................     1,850             67,155
Circuit City Stores--Circuit City
  Group.................................     1,400             26,250
Costco Wholesale Corp.*.................     2,600            100,412
CVS Corp................................     3,100             94,860
Dollar General Corp.....................     4,100             78,023
Family Dollar Stores, Inc...............     1,100             38,775
Federated Department Stores, Inc.*......     1,200             47,640
J.C. Penney Company, Inc................     2,000             44,040
Kohl's Corp.*...........................     2,000            140,160
May Dept Stores.........................     2,700             88,911
Nike, Inc., Class B.....................       400             21,460
Nordstrom, Inc..........................     1,400             31,710
Office Depot, Inc.*.....................     1,900             31,920
Radioshack Corp.........................     1,300             39,078
Sears, Roebuck and Co...................     1,600             86,880
Staples, Inc.*..........................     3,200             63,040
Target Corp.............................     4,400            167,640
The Gap, Inc.#..........................     4,200             59,640
TJX Co., Inc............................     3,100             60,791
Wal-Mart Stores, Inc....................    22,400          1,232,224
Walgreen Co.............................     4,900            189,287
                                                     ----------------
                                                            2,771,736
                                                     ----------------

                                        See Notes to Financial Statements.    41

ING DSI ENHANCED INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
TELECOMMUNICATIONS (4.8%)
ALLTEL Corp.#...........................     2,100   $         98,700
AT&T Corp...............................    13,100            140,170
AT&T Wireless Services, Inc.#*..........     8,700             50,895
BellSouth Corp..........................    10,000            315,000
CenturyTel, Inc.........................     1,800             53,100
Corning, Inc.*..........................     4,000             14,200
Lucent Technologies, Inc.#*.............     8,800             14,608
Motorola, Inc...........................    10,800            155,736
Nortel Networks Corp. (Canada)*.........     6,300              9,135
QUALCOMM, Inc.*.........................     3,700            101,713
SBC Communications, Inc.................    17,400            530,700
Scientific-Atlanta, Inc.................     1,500             24,675
Sprint Corp.............................     4,700             49,867
Sprint Corp. (PCS Group)#*..............     4,300             19,221
Tellabs, Inc.*..........................     1,800             11,160
Verizon Communications..................    13,700            550,055
                                                     ----------------
                                                            2,138,935
                                                     ----------------
TEXTILES, CLOTHING & FABRICS (0.2%)
Jones Apparel Group, Inc.*..............     1,700             63,750
Liz Claiborne, Inc......................       500             15,900
                                                     ----------------
                                                               79,650
                                                     ----------------
TOTAL COMMON STOCKS (COST $50,716,516)                     44,047,332
                                                     ----------------
                                          PRINCIPAL
                                           AMOUNT
                                          ---------
SHORT-TERM INVESTMENTS (2.0%)
SECURITY LENDING COLLATERAL (2.0%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................  $155,153            155,153
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................    96,970             96,970
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................    96,970             96,970
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....    96,970             96,970

                                          SHARE/PRINCIPAL       MARKET
                                              AMOUNT            VALUE
                                          ---------------  ----------------
SECURITY LENDING COLLATERAL (CONTINUED)
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................     $ 58,182      $         58,182
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................      155,153               155,153
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       31,007                31,007
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       58,182                58,182
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       77,576                77,576
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       58,182                58,182
                                                           ----------------
                                                                    884,345
                                                           ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $884,345)                        884,345
                                                           ----------------

TOTAL INVESTMENTS AT MARKET VALUE
(101.6%)
  (COST $51,600,861)                      $  44,931,677
OTHER LIABILITIES IN EXCESS OF ASSETS
(-1.6%)                                        (716,480)
                                          -------------
NET ASSETS (100.0%)                       $  44,215,197
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $1,556,157
Unrealized losses.................................  (8,225,341)
                                                    ----------
  Net unrealized (loss)...........................  $(6,669,184)
                                                    ==========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 REIT Real Estate Investment Trust

 Category percentages are based on net assets.

42     See Notes to Financial Statements.

ING GOLDMAN SACHS-REGISTERED TRADEMARK- CAPITAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMMON STOCKS (97.8%)
ADVERTISING (0.4%)
TMP Worldwide, Inc.#*...................    16,400   $      352,600
                                                     --------------
AEROSPACE & DEFENSE (1.0%)
Lockheed Martin Corp....................     5,000          347,500
Raytheon Co.............................     4,800          195,600
United Technologies, Inc................     5,300          359,870
                                                     --------------
                                                            902,970
                                                     --------------
AUTOMOTIVE (0.6%)
Ford Motor Co...........................    19,300          308,800
General Motors Corp.....................     5,542          296,220
                                                     --------------
                                                            605,020
                                                     --------------
BANKING (6.1%)
Bank Of America Corp....................    16,400        1,153,904
Bank of New York Co., Inc...............     7,800          263,250
Citigroup, Inc..........................    53,700        2,080,875
State Street Corp.......................    26,500        1,184,550
Washington Mutual, Inc..................     5,400          200,394
Wells Fargo & Co........................    18,900          946,134
                                                     --------------
                                                          5,829,107
                                                     --------------
BEVERAGES, FOOD & TOBACCO (6.3%)
Coca-Cola Co............................    27,700        1,551,200
Pepsico, Inc............................    46,790        2,255,278
Philip Morris Co., Inc..................    28,000        1,223,040
Wm. Wrigley Jr., Co.#...................    17,200          952,020
                                                     --------------
                                                          5,981,538
                                                     --------------
BIOTECHNOLOGY (0.6%)
Amgen, Inc.*............................    12,700          531,876
                                                     --------------
BUSINESS MACHINES (2.0%)
Dell Computer Corp.*....................    35,100          917,514
International Business Machines Corp....    12,900          928,800
                                                     --------------
                                                          1,846,314
                                                     --------------
BUSINESS SERVICES (1.4%)
Sabre Holdings Corp.*...................    17,500          626,500
Valassis Communications, Inc.*..........    19,950          728,175
                                                     --------------
                                                          1,354,675
                                                     --------------
CAPITAL EQUIPMENT (0.3%)
Honeywell International, Inc............     8,800          310,024
                                                     --------------
CHEMICALS (1.7%)
3M Co...................................     6,200          762,600
Du Pont (E.I.) de Nemours...............    18,676          829,214
                                                     --------------
                                                          1,591,814
                                                     --------------
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMPUTER SERVICES (1.7%)
Automatic Data Processing, Inc..........     8,400   $      365,820
First Data Corp.........................    34,600        1,287,120
                                                     --------------
                                                          1,652,940
                                                     --------------
COMPUTER SOFTWARE & PROCESSING (6.1%)
Intuit, Inc.*...........................    19,000          944,680
Microsoft Corp.*........................    82,300        4,501,810
Oracle Systems Corp.*...................    30,800          291,676
                                                     --------------
                                                          5,738,166
                                                     --------------
COMPUTERS & INFORMATION (1.4%)
Cisco Systems, Inc.*....................    97,200        1,355,940
                                                     --------------
CONSUMER GOODS AND SERVICES (0.4%)
Gillette Co.............................    10,700          362,409
                                                     --------------
COSMETICS & PERSONAL CARE (3.4%)
Avon Products, Inc......................    11,700          611,208
Colgate-Palmolive Co....................    29,000        1,451,450
Proctor & Gamble Co.....................    12,900        1,151,970
                                                     --------------
                                                          3,214,628
                                                     --------------
ELECTRICAL EQUIPMENT (2.9%)
General Electric Co.....................    95,800        2,782,990
                                                     --------------
ELECTRONIC COMPONENTS (0.8%)
Texas Instruments, Inc..................    25,100          594,870
Xilinx, Inc.*...........................     8,300          186,169
                                                     --------------
                                                            781,039
                                                     --------------
ELECTRONICS (2.9%)
EMC Corp.*..............................    50,400          380,520
Energizer Holdings, Inc.*...............    27,433          752,213
Intel Corp..............................    73,500        1,342,845
Intersil Holding Corp.*.................    11,800          252,284
                                                     --------------
                                                          2,727,862
                                                     --------------
ENTERTAINMENT & LEISURE (2.1%)
Harrah's Entertainment, Inc.*...........    40,000        1,774,000
Metro-Goldwyn-Mayer, Inc.*..............    17,700          207,090
                                                     --------------
                                                          1,981,090
                                                     --------------
EXCHANGE TRADED FUNDS (2.6%)
Standard & Poors Depositary Receipts
  Trust, Series 1#......................    25,000        2,474,000
                                                     --------------
FINANCIAL SERVICES (7.4%)
Charles Schwab & Co., Inc...............    52,850          591,920
Federal Home Loan Mortgage Corp.........    34,000        2,080,800
Federal National Mortgage Association...    28,600        2,109,250
MBNA Corp...............................    42,600        1,408,782
Merrill Lynch & Co......................     8,000          324,000

                                        See Notes to Financial Statements.    43

ING GOLDMAN SACHS-REGISTERED TRADEMARK- CAPITAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
FINANCIAL SERVICES (CONTINUED)
Morgan Stanley Dean Witter & Co.........     6,800   $      292,944
SLM Corp.#..............................     2,100          203,490
                                                     --------------
                                                          7,011,186
                                                     --------------
FOREST PRODUCTS & PAPER (1.5%)
International Paper Co..................    14,400          627,552
Kimberly--Clark Corp....................     5,000          310,000
Weyerhauser Co..........................     7,000          446,950
                                                     --------------
                                                          1,384,502
                                                     --------------
HOME CONSTRUCTION, FURNISHINGS &
   APPLIANCES (1.6%)
Home Depot, Inc.........................    31,650        1,162,504
Lowe's Companies, Inc...................     8,600          390,440
                                                     --------------
                                                          1,552,944
                                                     --------------
INSURANCE (3.6%)
Ambac Financial Group, Inc..............    23,850        1,602,720
American International Group, Inc.......    26,337        1,796,974
                                                     --------------
                                                          3,399,694
                                                     --------------
MEDIA--BROADCASTING & PUBLISHING (7.9%)
AOL Time Warner, Inc.*..................    91,200        1,341,552
Cablevision Systems Corp.--Rainbow Media
  Group*................................    20,150          176,312
Clear Channel Communications, Inc.*.....    17,304          554,074
Comcast Corp.*..........................     4,800          114,432
Cox Communications, Inc.*...............     7,500          206,625
Gannett Co., Inc........................     5,200          394,680
Liberty Media Corp., Class A*...........    70,600          706,000
New York Times Co.......................    12,100          623,150
Univision Communications, Inc.,
  Class A#*.............................    30,200          948,280
Viacom, Inc., Class B*..................    54,512        2,418,697
                                                     --------------
                                                          7,483,802
                                                     --------------
METALS AND MINING (0.4%)
Alcoa, Inc..............................    11,600          384,540
                                                     --------------
OIL & GAS (8.7%)
Anadarko Petroleum Corp.................     5,100          251,430
Apache Corp.............................     3,800          218,424
ChevronTexaco Corp......................    14,236        1,259,886
Exxon Mobil Corp........................    83,668        3,423,695
Merck & Co., Inc........................    14,500          734,280
Royal Dutch Petroleum Co. N.V., NY
  Shares (Netherlands)..................    31,100        1,718,897
Schlumberger Ltd........................    13,800          641,700
                                                     --------------
                                                          8,248,312
                                                     --------------
PHARMACEUTICALS (9.2%)
Bristol-Myers Squibb Co.................    35,100          902,070
Eli Lilly and Co........................    22,600        1,274,640
Johnson & Johnson.......................    35,900        1,876,134
Pfizer, Inc.............................    94,450   $    3,305,750
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
PHARMACEUTICALS (CONTINUED)
Schering-Plough Corp....................    11,200          275,520
Wyeth...................................    21,900        1,121,280
                                                     --------------
                                                          8,755,394
                                                     --------------
POLLUTION CONTROL (0.2%)
Waste Management, Inc...................     8,300          216,215
                                                     --------------
RESTAURANTS AND LODGING (3.7%)
Cendant Corp.*..........................    78,159        1,241,165
Marriott International, Inc.,
  Class A...............................    23,100          878,955
McDonald's Corp.........................    23,700          674,265
Starwood Hotels & Resorts
  Worldwide, Inc........................    22,500          740,025
                                                     --------------
                                                          3,534,410
                                                     --------------
RETAILERS (5.1%)
Family Dollar Stores, Inc...............     7,100          250,275
Wal-Mart Stores, Inc....................    62,100        3,416,121
Walgreen Co.............................    31,100        1,201,393
                                                     --------------
                                                          4,867,789
                                                     --------------
TELECOMMUNICATIONS (3.8%)
Crown Castle International Corp.*.......    62,700          246,411
Echostar Communications Corp.#*.........    24,700          458,432
QUALCOMM, Inc.*.........................    37,500        1,030,875
SBC Communications, Inc.................    31,000          945,500
Sprint Corp. (PCS Group)#*..............    43,100          192,657
Verizon Communications..................    18,224          731,694
                                                     --------------
                                                          3,605,569
                                                     --------------
TOTAL COMMON STOCKS (COST $113,009,453)                  92,821,359
                                                     --------------

                                          SHARE/PRINCIPAL
                                              AMOUNT
                                          ---------------
SHORT-TERM INVESTMENTS (5.1%)
SECURITY LENDING COLLATERAL (5.1%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................     $842,476            842,476
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................      526,547            526,547
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................      526,547            526,547
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....      526,547            526,547
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................      315,928            315,928
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................      842,476            842,476
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................      168,363            168,363
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................      315,928            315,928
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................      421,238            421,238

44     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                             PRINCIPAL        MARKET
                                              AMOUNT           VALUE
                                          ---------------  -------------
SECURITY LENDING COLLATERAL (CONTINUED)
Royal Bank of Canada, Eurodollar
  Overnight,
  1.940%, 07/01/02......................     $315,928      $     315,928
                                                           -------------
                                                               4,801,978
                                                           -------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,801,978)                 4,801,978
                                                           -------------

TOTAL INVESTMENTS AT MARKET VALUE
(102.9%)
  (COST $117,811,431)                     $  97,623,337
OTHER LIABILITIES IN EXCESS OF ASSETS
(-2.9%)                                      (2,744,247)
                                          -------------
NET ASSETS (100.0%)                       $  94,879,090
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $ 5,558,701
Unrealized losses.................................  (25,746,795)
                                                    -----------
  Net unrealized (loss)...........................  $(20,188,094)
                                                    ===========

   #  Denotes all or a portion of security on loan. (Note 7)

   *  Non-income producing security.

 Category percentages are based on net assets.

                                        See Notes to Financial Statements.    45

ING JPMORGAN MID CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
COMMON STOCKS (91.7%)
ADVERTISING (0.7%)
Lamar Advertising Co.*..................     1,000   $   37,210
                                                     ----------
AUTOMOTIVE (0.4%)
SPX Corp.*..............................       200       23,500
                                                     ----------
BANKING (11.9%)
Banknorth Group, Inc....................     4,600      119,692
Cullen/Frost Bankers, Inc...............     2,200       79,090
Golden West Financial Corp..............     1,500      103,170
M&T Bank Corp...........................       600       51,456
New York Community Bancorp, Inc.........       500       13,550
North Fork Bancorporation, Inc..........     2,400       95,544
TCF Financial Corp......................     1,100       54,010
Wilmington Trust Corp...................     3,400      103,700
                                                     ----------
                                                        620,212
                                                     ----------
BEVERAGES, FOOD & TOBACCO (3.2%)
Brown-Forman Corp., Class A.............       500       35,050
Dean Foods Co.*.........................       800       29,840
Hormel Foods Corp.......................     1,900       45,486
J.M. Smucker Co. (The)..................     1,673       57,099
                                                     ----------
                                                        167,475
                                                     ----------
BUILDING MATERIALS (1.5%)
Florida Rock Industries, Inc............     1,400       50,134
Vulcan Materials Co.....................       700       30,660
                                                     ----------
                                                         80,794
                                                     ----------
BUSINESS SERVICES (3.2%)
Deluxe Corp.............................     2,900      112,781
Valassis Communications, Inc.*..........     1,500       54,750
                                                     ----------
                                                        167,531
                                                     ----------
CHEMICALS (1.3%)
Ecolab, Inc.............................       800       36,984
Valspar Corp. (The).....................       700       31,598
                                                     ----------
                                                         68,582
                                                     ----------
COMMERCIAL SERVICES (0.6%)
Equifax, Inc............................     1,100       29,700
                                                     ----------
COMMUNICATIONS (0.9%)
Telephone & Data System, Inc............       800       48,440
                                                     ----------
COMPUTER SOFTWARE & PROCESSING (0.7%)
IMS Health, Inc.........................     2,000       35,900
                                                     ----------
COMPUTERS & INFORMATION (0.9%)
Lexmark International Group, Inc.*......       900       48,960
                                                     ----------
ELECTRIC UTILITIES (6.6%)
Dominion Resources, Inc.................     1,500       99,300
Energy East Corp........................     5,900      133,340
                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
ELECTRIC UTILITIES (CONTINUED)
FirstEnergy Corp........................     1,900   $   63,422
NSTAR...................................     1,100       49,258
                                                     ----------
                                                        345,320
                                                     ----------
ELECTRICAL EQUIPMENT (0.7%)
Cooper Industries Ltd., Class A.........       900       35,370
                                                     ----------
FINANCIAL SERVICES (7.3%)
Affiliated Managers Group, Inc.*........       600       36,900
John Hancock Financial
  Services, Inc.........................     3,100      109,120
Legg Mason, Inc.........................     1,100       54,274
SLM Corp................................       800       77,520
T.Rowe Price Group, Inc.................     3,100      101,928
                                                     ----------
                                                        379,742
                                                     ----------
FOREST PRODUCTS & PAPER (0.8%)
Sealed Air Corp.#*......................     1,000       40,270
                                                     ----------
HEALTH CARE PROVIDERS & SERVICES (4.9%)
Lincare Holdings, Inc.*.................     1,500       48,450
Manor Care, Inc.*.......................     2,700       62,100
Trigon Healthcare, Inc.*................       700       70,406
Wellpoint Health Networks, Inc.*........     1,000       77,810
                                                     ----------
                                                        258,766
                                                     ----------
HEAVY MACHINERY (2.2%)
Black & Decker Corp.....................       900       43,380
Flowserve Corp.*........................     1,600       47,680
IDEX Corp...............................       700       23,450
                                                     ----------
                                                        114,510
                                                     ----------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES (2.1%)
Clayton Homes, Inc.#....................     7,000      110,600
                                                     ----------
HOUSEHOLD PRODUCTS (0.3%)
Fortune Brands, Inc.....................       300       16,800
                                                     ----------
INDUSTRIAL - DIVERSIFIED (1.2%)
Carlisle Companies., Inc................       600       26,988
Crane Co................................     1,500       38,070
                                                     ----------
                                                         65,058
                                                     ----------
INSURANCE (3.5%)
CIGNA Corp..............................       400       38,968
Markel Corp.*...........................       100       19,700
Partner Re Ltd. (Bermuda)...............       800       39,160
Phoenix Companies, Inc. (The)...........     1,900       34,865
SAFECO Corp.............................     1,600       49,424
                                                     ----------
                                                        182,117
                                                     ----------
MEDIA--BROADCASTING & PUBLISHING (6.9%)
Clear Channel Communications, Inc.*.....       800       25,616
E.W. Scripps Co.........................     1,000       77,000

46     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
MEDIA--BROADCASTING & PUBLISHING (CONTINUED)
Gannett Co., Inc........................     2,000   $  151,800
Washington Post Co. (The), Class B......       200      109,000
                                                     ----------
                                                        363,416
                                                     ----------
MEDICAL AND HEALTH PRODUCTS (2.3%)
Apogent Technologies, Inc.*.............       700       14,399
DENTSPLY International, Inc.............     2,000       73,820
Hillenbrand Industries, Inc.............       600       33,690
                                                     ----------
                                                        121,909
                                                     ----------
OIL & GAS (4.4%)
Burlington Resources, Inc...............     2,200       83,600
Devon Energy Corp.......................     2,300      113,344
Kinder Morgan, Inc......................       900       34,218
                                                     ----------
                                                        231,162
                                                     ----------
PHARMACEUTICALS (0.4%)
Sigma-Aldrich Corp......................       400       20,060
                                                     ----------
POLLUTION CONTROL (1.7%)
Republic Services, Inc., Class A*.......     4,600       87,722
                                                     ----------
REAL ESTATE (5.6%)
Cousins Properties, Inc., (REIT)........       800       19,808
Kimco Realty Corp. (REIT)...............     1,600       53,584
Manufactured Home Communities, Inc.
  (REIT)................................       900       31,590
Public Storage, Inc. (REIT).............     5,000      185,500
                                                     ----------
                                                        290,482
                                                     ----------
RESTAURANTS AND LODGING (3.7%)
Applebee's International, Inc...........     1,350       30,983
Cendant Corp.#*.........................     2,400       38,112
Outback Steakhouse, Inc.*...............     3,500      122,850
                                                     ----------
                                                        191,945
                                                     ----------
RETAILERS (3.8%)
Autozone, Inc.*.........................     1,100       85,030
Foot Locker, Inc.*......................     3,200       46,240
May Dept Stores.........................     1,000       32,930
Payless ShoeSource, Inc.*...............       600       34,590
                                                     ----------
                                                        198,790
                                                     ----------
TELECOMMUNICATIONS (3.2%)
ALLTEL Corp.............................     1,000       47,000
CenturyTel, Inc.........................     1,700       50,150
Echostar Communications Corp.#*.........     3,800       70,528
                                                     ----------
                                                        167,678
                                                     ----------
TEXTILES, CLOTHING & FABRICS (4.8%)
Columbia Sportswear Co.*................     2,100       67,198
                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
TEXTILES, CLOTHING & FABRICS (CONTINUED)
Mohawk Industries, Inc.*................     2,000   $  123,060
VF Corp.................................     1,500       58,815
                                                     ----------
                                                        249,073
                                                     ----------
TOTAL COMMON STOCKS (COST $5,058,761)                 4,799,094
                                                     ----------

                                          SHARE/PRINCIPAL
                                              AMOUNT
                                          ---------------
SHORT-TERM INVESTMENTS (4.3%)
SECURITY LENDING COLLATERAL (4.3%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................      $39,580         39,580
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................       24,738         24,738
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................       24,738         24,738
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....       24,738         24,738
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................       14,843         14,843
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................       39,580         39,580
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................        7,907          7,907
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       14,843         14,843
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       19,790         19,790
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       14,843         14,843
                                                           ---------
                                                             225,600
                                                           ---------
TOTAL SHORT-TERM INVESTMENTS (COST $225,600)                 225,600
                                                           ---------

TOTAL INVESTMENTS AT MARKET VALUE
(96.0%)
  (COST $5,284,361)                       $   5,024,694
OTHER ASSETS IN EXCESS OF LIABILITIES
(4.0%)                                          207,289
                                          -------------
NET ASSETS (100.0%)                       $   5,231,983
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $ 28,996
Unrealized losses.................................  (288,663)
                                                    --------
  Net unrealized (loss)...........................  $(259,667)
                                                    ========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 REIT Real Estate Investment Trust

 Category percentages are based on net assets.

                                        See Notes to Financial Statements.    47

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMMON STOCKS (97.4%)
ADVERTISING AND BROADCASTING (1.4%)
Lamar Advertising Co.*..................   101,050   $    3,760,070
                                                     --------------
AUTOMOTIVE (0.6%)
American Axle & Manufacturing
  Holdings, Inc.*.......................    57,600        1,713,024
                                                     --------------
BANKS AND CREDIT COMPANIES (5.2%)
Bank Of America Corp....................    32,200        2,265,592
Comerica, Inc...........................    41,900        2,572,660
FleetBoston Financial Corp..............    49,500        1,601,325
Household International, Inc............    76,600        3,807,020
Mellon Financial Corp...................   123,000        3,865,890
                                                     --------------
                                                         14,112,487
                                                     --------------
BIOTECHNOLOGY (2.3%)
Eli Lilly and Co........................    53,600        3,023,040
Pharmacia Corp..........................    86,138        3,225,868
                                                     --------------
                                                          6,248,908
                                                     --------------
BUSINESS MACHINES (2.3%)
Dell Computer Corp.*....................   127,500        3,332,850
Hewlett-Packard Co......................   120,045        1,834,288
Motorola, Inc...........................    75,200        1,084,384
                                                     --------------
                                                          6,251,522
                                                     --------------
BUSINESS SERVICES (2.8%)
FedEx Corp..............................    38,700        2,066,580
Sabre Holdings Corp.*...................    39,400        1,410,520
Smurfit-Stone Container Corp.*#.........   135,100        2,083,242
Sungard Data Systems, Inc.*.............    73,000        1,933,040
                                                     --------------
                                                          7,493,382
                                                     --------------
CHEMICALS (2.0%)
Dow Chemical Co.........................    66,000        2,269,080
Praxair, Inc............................    53,600        3,053,592
                                                     --------------
                                                          5,322,672
                                                     --------------
COMPUTER SOFTWARE (0.8%)
Oracle Systems Corp.*...................   241,300        2,285,111
                                                     --------------
COMPUTER SOFTWARE-PC (1.1%)
Microsoft Corp.*........................    53,200        2,910,040
                                                     --------------
COMPUTER SOFTWARE-SYSTEMS (1.3%)
Ceridian Corp.*.........................    33,200          630,136
PeopleSoft, Inc.*.......................    83,100        1,236,528
Veritas Software Corp.*.................    85,285        1,687,790
                                                     --------------
                                                          3,554,454
                                                     --------------
CONGLOMERATES (0.8%)
Tyco International Ltd..................   164,388        2,220,882
                                                     --------------
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
CONSUMER GOODS AND SERVICES (1.5%)
Avon Products, Inc......................    14,600   $      762,704
Philip Morris Co., Inc..................    74,200        3,241,056
                                                     --------------
                                                          4,003,760
                                                     --------------
ELECTRICAL EQUIPMENT (2.9%)
Danaher Corp.#..........................    65,400        4,339,290
General Electric Co.....................   120,700        3,506,335
                                                     --------------
                                                          7,845,625
                                                     --------------
ELECTRONICS (5.5%)
Agilent Technologies, Inc.*.............    24,200          572,330
Analog Devices, Inc.*...................    93,400        2,773,980
Atmel Corp.*............................   383,300        2,399,458
Fairchild Semiconductor Corp.*..........    86,650        2,105,595
Flextronics International Ltd.*.........   199,400        1,421,722
Lam Research Corp.*#....................    54,800          985,304
National Semiconductor Corp.*...........    22,800          665,076
Novellus Systems, Inc.*#................     6,300          214,200
ST Microelectronics N.V.
  (Netherlands).........................    72,200        1,756,626
Tektronix, Inc.*........................    33,300          623,043
Teradyne, Inc.*.........................    22,500          528,750
Texas Instruments, Inc..................    35,600          843,720
                                                     --------------
                                                         14,889,804
                                                     --------------
ENTERTAINMENT (9.0%)
AOL Time Warner, Inc.*..................   204,100        3,002,311
Clear Channel Communications, Inc.*.....   115,700        3,704,714
Fox Entertainment Group, Inc.*..........   142,800        3,105,900
Viacom, Inc., Class B*..................   246,961       10,957,660
Walt Disney Co..........................   144,300        2,727,270
Westwood One, Inc.*.....................    29,600          989,232
                                                     --------------
                                                         24,487,087
                                                     --------------
FINANCIAL INSTITUTIONS (6.8%)
American Express Corp...................    29,000        1,053,280
Citigroup, Inc..........................   125,334        4,856,693
Goldman Sachs Group, Inc. (The).........    32,500        2,383,875
Lehman Brothers Holdings................    21,700        1,356,684
Merrill Lynch & Co......................   138,900        5,625,450
Morgan Stanley Dean Witter & Co.........    73,900        3,183,612
                                                     --------------
                                                         18,459,594
                                                     --------------
FOREST & PAPER PRODUCTS (2.4%)
Aracruz Celulose SA (Brazil)............   123,500        2,470,000
Bowater, Inc............................    64,700        3,517,739
Georgia-Pacific Group...................     5,600          137,648
Temple-Inland, Inc......................     5,700          329,802
Weyerhauser Co..........................     2,600          166,010
                                                     --------------
                                                          6,621,199
                                                     --------------
INSURANCE (8.9%)
ACE Ltd. (Bermuda)......................   117,700        3,719,320

48     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
INSURANCE (CONTINUED)
American International Group, Inc.......    46,450   $    3,169,283
Chubb Corp..............................    30,800        2,180,640
Hartford Financial Services Group.......    37,600        2,236,072
MetLife, Inc............................    52,000        1,497,600
Travelers Property Casualty Corp.,
  Class A*..............................   164,200        2,906,340
UNUMProvident Corp......................   102,800        2,616,260
Willis Group Holdings Ltd.*.............    22,800          750,348
XL Capital Ltd. (Bermuda)...............    60,300        5,107,410
                                                     --------------
                                                         24,183,273
                                                     --------------
LODGING (1.7%)
Hilton Hotels Corp......................   142,200        1,976,580
Starwood Hotels & Resorts
  Worldwide, Inc........................    82,200        2,703,558
                                                     --------------
                                                          4,680,138
                                                     --------------
MACHINERY (0.2%)
SPX Corp.*..............................     4,700          552,250
                                                     --------------
MEDICAL AND HEALTH TECHNOLOGY SERVICES
  (0.7%)
Genzyme Corp.*..........................    94,200        1,812,408
                                                     --------------
MEDICAL PRODUCTS/PHARMACEUTICALS (9.5%)
Allergan, Inc...........................    13,400          894,450
Applera Corp. - Applied Biosystems
  Group.................................   113,800        2,217,962
Baxter International, Inc...............    71,300        3,169,285
Johnson & Johnson.......................    55,500        2,900,430
Pfizer, Inc.............................   295,875       10,355,625
Shire Pharmaceuticals Group PLC (United
  Kingdom)..............................   202,100        1,793,193
Wyeth...................................    83,500        4,275,200
                                                     --------------
                                                         25,606,145
                                                     --------------
OIL SERVICES (6.0%)
Baker Hughes, Inc.......................    21,100          702,419
El Paso Corp............................   154,337        3,180,886
Encana Corp. (Canada)...................    65,763        2,018,524
GlobalSantaFe Corp......................   245,275        6,708,271
Grant Prideco, Inc.*....................   247,700        3,368,720
Transocean Sedco Forex, Inc.............     5,200          161,980
Valero Energy Corp.#....................     4,000          149,680
                                                     --------------
                                                         16,290,480
                                                     --------------
OILS (2.5%)
Anadarko Petroleum Corp.................    55,100        2,716,430
Apache Corp.............................    72,130        4,146,032
                                                     --------------
                                                          6,862,462
                                                     --------------
POLLUTION CONTROL (0.3%)
Waste Management, Inc...................    25,800          672,090
                                                     --------------
PRINTING AND PUBLISHING (0.2%)
E.W. Scripps Co.........................     6,000          462,000
                                                     --------------
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
RAILROADS (0.1%)
Union Pacific Corp......................     5,800   $      367,024
                                                     --------------
RESTAURANTS (0.5%)
Outback Steakhouse, Inc.*...............    41,400        1,453,140
                                                     --------------
SPECIAL PRODUCTS AND SERVICES (1.9%)
Abitibi Consolidated, Inc. (Canada)#....   327,400        3,021,902
Illinois Tool Works, Inc................    29,500        2,014,850
                                                     --------------
                                                          5,036,752
                                                     --------------
STORES (5.1%)
Best Buy Co., Inc.*.....................    29,700        1,078,110
BJ's Wholesale Club, Inc.*#.............    79,600        3,064,600
Costco Wholesale Corp.*.................    48,000        1,853,760
CVS Corp................................    34,900        1,067,940
Home Depot, Inc.........................    91,900        3,375,487
Target Corp.............................    89,500        3,409,950
                                                     --------------
                                                         13,849,847
                                                     --------------
SUPERMARKETS (0.5%)
Safeway, Inc.*..........................    50,500        1,474,095
                                                     --------------
TELECOM-WIRELINE (6.9%)
Amdocs Ltd.*#...........................   107,000          807,850
AT&T Wireless Services, Inc.*#..........   328,000        1,918,800
Cisco Systems, Inc.*....................   263,900        3,681,405
Echostar Communications Corp.*#.........   230,400        4,276,224
Emulex Corp.*#..........................    73,900        1,663,489
General Motors Corp., Class H*..........   119,000        1,237,600
ITT Industries, Inc.....................       600           42,360
Nokia Oyj ADR (Finland).................   140,300        2,031,544
QLogic Corp.*#..........................    34,100        1,299,210
Vodafone Group PLC (United Kingdom).....  1,191,261       1,640,128
                                                     --------------
                                                         18,598,610
                                                     --------------
TRUCKING (0.7%)
United Parcel Service, Inc. Class B#....    28,300        1,747,525
                                                     --------------
UTILITIES-ELECTRIC (0.4%)
AES Corp.*..............................   206,400        1,118,688
                                                     --------------
UTILITIES-GAS (1.3%)
Dynegy, Inc.............................   201,970        1,454,184
Kinder Morgan, Inc.#....................    53,600        2,037,872
                                                     --------------
                                                          3,492,056
                                                     --------------
UTILITIES-TELEPHONE (1.3%)
AT&T Corp...............................    58,800          629,160
Cable & Wireless PLC (United Kingdom)...         1                3
Charter Communications, Inc.,
  Class A*#.............................   349,600        1,426,368

                                        See Notes to Financial Statements.    49

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
UTILITIES-TELEPHONE (CONTINUED)
Partner Communications Co., Ltd. ADR
  (Israel)*.............................   354,815   $    1,490,223
Winstar Communications, Inc.*...........    84,250              211
                                                     --------------
                                                          3,545,965
                                                     --------------
TOTAL COMMON STOCKS (COST $340,905,521)                 263,984,569
                                                     --------------
  CONVERTIBLE PREFERRED STOCKS (0.5%)
UTILITIES-ELECTRIC (0.5%)
Keyspan Corp............................    26,550        1,385,910
                                                     --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST
 $1,327,500)                                              1,385,910
                                                     --------------

                                          SHARE/PRINCIPAL
                                              AMOUNT
                                          ---------------
SHORT-TERM INVESTMENTS (8.7%)
SECURITY LENDING COLLATERAL (8.7%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................    $4,121,356            4,121,356
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................     2,575,847            2,575,847
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................     2,575,847            2,575,847
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....     2,575,847            2,575,847
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................     1,545,508            1,545,508
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................     4,121,356            4,121,356
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       823,616              823,616
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................     1,545,508            1,545,508
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................     2,060,678            2,060,678
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........     1,545,508            1,545,508
                                                           ----------------
                                                                 23,491,071
                                                           ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $23,491,071)                  23,491,071
                                                           ----------------

TOTAL INVESTMENTS AT MARKET VALUE
(106.6%)
  (COST $365,724,092)                     $ 288,861,550
OTHER LIABILITIES IN EXCESS OF ASSETS
(-6.6%)                                     (17,762,822)
                                          -------------
NET ASSETS (100.0%)                       $ 271,098,728
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $  7,952,877
Unrealized losses.................................   (84,815,419)
                                                    ------------
  Net unrealized (loss)...........................  $(76,862,542)
                                                    ============

   *  Non-income producing security.
   #  Denotes all or a portion of security on loan. (Note 7)
 ADR American Depository Receipt
 Category percentages are based on net assets.

50     See Notes to Financial Statements.

ING MFS EMERGING EQUITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                           NUMBER OF       MARKET
                                            SHARES          VALUE
                                          -----------  ---------------
COMMON STOCKS (96.1%)
AEROSPACE (0.4%)
Northrop Grumman Corp.#.................       18,750  $     2,343,750
                                                       ---------------
APPAREL & TEXTILES (0.6%)
Nike, Inc., Class B.....................       68,210        3,659,466
                                                       ---------------
AUTOMOTIVE (1.8%)
Harley-Davidson, Inc.#..................      204,910       10,505,736
                                                       ---------------
BANKS AND CREDIT COMPANIES (1.8%)
Capital One Financial Corp..............       60,600        3,699,630
Comerica, Inc...........................       26,200        1,608,680
Mellon Financial Corp...................       87,600        2,753,268
National Commerce Financial Corp........       33,900          891,570
New York Community Bancorp, Inc.........        4,100          111,110
Southtrust Corp.........................       48,600        1,269,432
                                                       ---------------
                                                            10,333,690
                                                       ---------------
BIOTECHNOLOGY (1.1%)
Eli Lilly and Co........................       77,340        4,361,976
Pharmacia Corp..........................       49,900        1,868,755
                                                       ---------------
                                                             6,230,731
                                                       ---------------
BUSINESS MACHINES (1.7%)
Dell Computer Corp.*....................      268,320        7,013,885
Hewlett-Packard Co......................       32,380          494,766
Motorola, Inc...........................      153,030        2,206,693
                                                       ---------------
                                                             9,715,344
                                                       ---------------
BUSINESS SERVICES (12.2%)
Affiliated Computer Services, Inc.,
  Class A*#.............................      145,150        6,891,722
Apollo Group, Inc., Class A*............       82,100        3,235,561
Automatic Data Processing, Inc..........      115,790        5,042,654
BISYS Group, Inc.*......................      271,880        9,053,604
Checkfree Corp.*........................        3,300           51,612
Concord EFS, Inc.*......................      375,550       11,319,077
CSG Systems International, Inc.*........       11,040          211,306
DST Systems, Inc.*......................       93,820        4,288,512
FedEx Corp..............................       18,000          961,200
First Data Corp.........................      242,200        9,009,840
Fiserv, Inc.*...........................      130,570        4,793,225
Iron Mountain, Inc.*#...................       75,130        2,317,760
Jack Henry & Associates, Inc............       61,700        1,029,773
Manpower, Inc...........................        5,070          186,322
Robert Half International, Inc.*........      105,220        2,451,626
Sabre Holdings Corp.*...................      112,830        4,039,314
Sungard Data Systems, Inc.*.............      234,520        6,210,090
                                                       ---------------
                                                            71,093,198
                                                       ---------------
                                           NUMBER OF       MARKET
                                            SHARES          VALUE
                                          -----------  ---------------
CHEMICALS (0.9%)
Aventis SA (France).....................       32,800  $     2,329,984
Praxair, Inc............................       47,560        2,709,493
                                                       ---------------
                                                             5,039,477
                                                       ---------------
COMPUTER SOFTWARE (1.9%)
Check Point Software Technologies Ltd.
  (Israel)*#............................       35,300          478,668
Legato Systems, Inc.*...................       42,300          152,280
Macrovision Corp.*......................       41,500          544,065
Oracle Systems Corp.*...................      857,881        8,124,133
Retek, Inc.*............................       31,170          757,431
VeriSign, Inc.*#........................      155,532        1,118,275
                                                       ---------------
                                                            11,174,852
                                                       ---------------
COMPUTER SOFTWARE SYSTEMS (0.4%)
Accenture, Ltd. (Bermuda)*#.............       25,400          482,600
Cadence Design Systems, Inc.*...........      107,770        1,737,252
                                                       ---------------
                                                             2,219,852
                                                       ---------------
COMPUTER SOFTWARE-PC (1.2%)
Electronic Arts, Inc.*..................       19,440        1,284,012
Microsoft Corp.*........................       97,600        5,338,720
Networks Associates, Inc.*#.............       24,400          470,188
                                                       ---------------
                                                             7,092,920
                                                       ---------------
COMPUTER SOFTWARE-SYSTEMS (2.6%)
Adobe Systems, Inc......................       20,940          596,790
Bea Systems, Inc.*#.....................      104,600          984,286
Citrix Systems, Inc.*...................      155,080          936,683
PeopleSoft, Inc.*.......................      225,380        3,353,654
Rational Software Corp.*................      370,430        3,041,230
Siebel Systems, Inc.*...................       18,000          255,960
Veritas Software Corp.*.................      295,486        5,847,668
                                                       ---------------
                                                            15,016,271
                                                       ---------------
CONGLOMERATES (0.2%)
Tyco International Ltd..................      103,310        1,395,718
                                                       ---------------
CONSUMER GOODS AND SERVICES (2.2%)
Avon Products, Inc......................          300           15,672
Cendant Corp.*#.........................      372,470        5,914,824
Gillette Co.#...........................       64,280        2,177,164
Kimberly-Clark Corp.....................       21,200        1,314,400
Philip Morris Co., Inc..................       80,010        3,494,837
                                                       ---------------
                                                            12,916,897
                                                       ---------------
ELECTRICAL EQUIPMENT (0.9%)
Danaher Corp............................       59,360        3,938,536
General Electric Co.....................       35,970        1,044,928
                                                       ---------------
                                                             4,983,464
                                                       ---------------
ELECTRONICS (5.3%)
Analog Devices, Inc.*...................      247,400        7,347,780

                                        See Notes to Financial Statements.    51

ING MFS EMERGING EQUITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                           NUMBER OF       MARKET
                                            SHARES          VALUE
                                          -----------  ---------------
ELECTRONICS (CONTINUED)
ASM International N.V.
  (Netherlands)*#.......................       39,090          674,693
ASM Lithography Holding N.V. (Holland *
  Jas)*.................................       25,770  $       389,642
Celestica, Inc. (Canada)*...............       15,220          345,646
GlobespanVirata, Inc.*..................       27,530          106,541
Intersil Holding Corp.*#................      158,004        3,378,126
Linear Technology Corp..................      128,030        4,023,983
LTX Corp.*..............................       33,300          475,524
Maxim Intergrated Products, Inc.*.......       31,200        1,195,896
Micrel, Inc.*...........................       26,880          386,534
Novellus Systems, Inc.*#................       44,750        1,521,500
Skyworks Solutions, Inc.*...............       22,420          124,431
ST Microelectronics N.V.
  (Netherlands).........................      111,190        2,705,253
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR (Taiwan)*#...................      161,296        2,096,848
Tektronix, Inc.*........................      107,640        2,013,944
Teradyne, Inc.*.........................       49,600        1,165,600
Texas Instruments, Inc..................       72,810        1,725,597
Xilinx, Inc.*...........................       40,846          916,176
Zarlink Semiconductor, Inc. (Canada)*...      100,900          513,581
                                                       ---------------
                                                            31,107,295
                                                       ---------------
ENTERTAINMENT (7.5%)
AOL Time Warner, Inc.*..................       56,930          837,440
Clear Channel Communications, Inc.*.....      258,780        8,286,136
Comcast Corp.*#.........................       59,400        1,416,096
Cox Communications, Inc.*#..............       14,380          396,169
Emmis Broadcasting Corp., Class A*......       24,230          513,434
Entercom Communications Corp.*#.........       46,490        2,133,891
Fox Entertainment Group, Inc.*..........      202,930        4,413,727
Hearst-Argyle Television, Inc.*.........       43,410          978,895
Hispanic Broadcasting Corp.*............      133,810        3,492,441
International Game Technology*..........       16,270          922,509
Univision Communications, Inc.,
  Class A*#.............................       74,830        2,349,662
Viacom, Inc., Class B*..................      364,411       16,168,916
Walt Disney Co..........................       37,100          701,190
Westwood One, Inc.*.....................       35,280        1,179,058
                                                       ---------------
                                                            43,789,564
                                                       ---------------
FINANCIAL INSTITUTIONS (5.4%)
American Express Corp...................       53,600        1,946,752
Citigroup, Inc..........................      163,181        6,323,264
Federal Home Loan Mortgage Corp.........      147,190        9,008,028
Goldman Sachs Group, Inc. (The).........      100,790        7,392,946
Merrill Lynch & Co......................      139,560        5,652,180
Morgan Stanley Dean Witter & Co.........       25,300        1,089,924
Principal Financial Group*..............        7,440          230,640
                                                       ---------------
                                                            31,643,734
                                                       ---------------
                                           NUMBER OF       MARKET
                                            SHARES          VALUE
                                          -----------  ---------------
FOOD AND BEVERAGE PRODUCTS (0.4%)
Anheuser-Busch Co., Inc.................        4,100  $       205,000
Kellogg Co..............................       58,900        2,112,154
                                                       ---------------
                                                             2,317,154
                                                       ---------------
FOREST & PAPER PRODUCTS (1.0%)
Bowater, Inc............................       19,210        1,044,448
International Paper Co..................      106,590        4,645,192
                                                       ---------------
                                                             5,689,640
                                                       ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES (0.2%)
KB Home.................................       20,780        1,070,378
                                                       ---------------
INSURANCE (4.3%)
ACE Ltd. (Bermuda)......................       66,500        2,101,400
American International Group, Inc.......      114,420        7,806,877
Arthur J. Gallagher & Co................        7,600          263,340
Chubb Corp..............................       12,600          892,080
Hartford Financial Services Group.......       26,420        1,571,197
MetLife, Inc............................       55,190        1,589,472
SAFECO Corp.............................       28,330          875,114
St. Paul Companies, Inc. (The)..........       32,410        1,261,397
Travelers Property Casualty Corp.,
  Class A*..............................      126,440        2,237,988
Willis Group Holdings Ltd.*.............       36,190        1,191,013
XL Capital Ltd. (Bermuda)...............       62,110        5,260,717
                                                       ---------------
                                                            25,050,595
                                                       ---------------
LODGING (0.4%)
Starwood Hotels & Resorts
  Worldwide, Inc........................       70,060        2,304,273
                                                       ---------------
MEDIA--CABLE (0.1%)
LIN TV Corp., Class A*..................        1,700           45,968
Reed International PLC (United
  Kingdom)..............................       76,100          725,865
                                                       ---------------
                                                               771,833
                                                       ---------------
MEDICAL & HEALTH TECH & SERVICES (9.8%)
AdvancePCS*.............................        4,200          100,548
Anthem, Inc.*#..........................       72,940        4,921,991
Cardinal Health, Inc....................       52,620        3,231,394
Caremark Rx, Inc.*#.....................      269,840        4,452,360
Cytyc Corp.*............................       81,070          617,753
Express Scripts, Inc., Class A*#........      162,150        8,125,337
Genzyme Corp.*..........................      114,870        2,210,099
HEALTHSOUTH Corp.*......................      263,510        3,370,293
IMS Health, Inc.........................      253,160        4,544,222
Laboratory Corp. of America Holdings*...      126,530        5,776,095
Lincare Holdings, Inc.*.................       87,660        2,831,418
MedImmune, Inc.*........................       23,220          613,008
Tenet Healthcare Corp.*.................       89,570        6,408,734
UnitedHealth Group, Inc.................       82,500        7,552,875
Wellpoint Health Networks, Inc.*........       27,110        2,109,429
                                                       ---------------
                                                            56,865,556
                                                       ---------------

52     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                           NUMBER OF       MARKET
                                            SHARES          VALUE
                                          -----------  ---------------
MEDICAL PRODUCTS/PHARMACEUTICALS (8.3%)
Abbott Laboratories.....................       40,400  $     1,521,060
Allergan, Inc...........................       15,000        1,001,250
Applera Corp. - Applied Biosystems
  Group.................................        6,522          127,114
Barr Laboratories, Inc.*#...............        9,830          624,500
Baxter International, Inc...............      130,640        5,806,948
Biovail Corp. (Canada)*#................      105,200        3,046,592
DENTSPLY International, Inc.............        3,000          110,730
Digene Corp.*...........................       33,780          397,314
Forest Laboratories, Inc.*..............       43,240        3,061,392
Genentech, Inc.*........................       34,960        1,171,160
IVAX Corp.*.............................       50,800          548,640
King Pharmaceuticals, Inc.*.............       10,900          242,525
Mylan Laboratories, Inc.................       67,860        2,127,411
Pfizer, Inc.............................      353,660       12,378,100
Sanofi-Synthelabo SA (France)...........       31,480        1,919,874
Shire Pharmaceuticals Group PLC, ADR
  (United Kingdom)*.....................       77,300        1,995,113
Stryker Corp............................       47,350        2,533,699
Varian Medical Systems, Inc.*...........       21,340          865,337
Weight Watchers International, Inc.*....        1,170           50,825
Wyeth...................................      173,210        8,868,352
                                                       ---------------
                                                            48,397,936
                                                       ---------------
OIL SERVICES (2.2%)
Amgen, Inc.*............................      115,990        4,857,661
Baker Hughes, Inc.......................      133,620        4,448,210
BJ Services Co.*........................       47,030        1,593,376
Cooper Cameron Corp.*...................       29,840        1,444,853
GlobalSantaFe Corp......................        7,000          191,450
Noble Corp.*............................        4,000          154,400
Transocean Sedco Forex, Inc.............        8,300          258,545
                                                       ---------------
                                                            12,948,495
                                                       ---------------
OILS (0.5%)
Anadarko Petroleum Corp.................       42,300        2,085,390
Newfield Exploration Co.*...............       14,700          546,399
                                                       ---------------
                                                             2,631,789
                                                       ---------------
PRINTING AND PUBLISHING (2.8%)
E.W. Scripps Co.........................       16,530        1,272,810
Gannett Co., Inc........................       23,800        1,806,420
Lee Enterprises, Inc....................        5,520          193,200
Lexmark International Group, Inc.*......      108,080        5,879,552
McGraw-Hill Companies, Inc..............       36,510        2,179,647
Meredith Corp...........................       25,400          974,090
New York Times Co.......................       31,390        1,616,585
The McClatchy Co., Class A..............       11,670          749,798
Tribune Co..............................       44,300        1,927,050
                                                       ---------------
                                                            16,599,152
                                                       ---------------
                                           NUMBER OF       MARKET
                                            SHARES          VALUE
                                          -----------  ---------------
RESTAURANTS (1.9%)
Brinker International, Inc.*#...........      145,070  $     4,605,973
CEC Entertainment, Inc.*................       47,130        1,946,469
Jack In The Box, Inc.*..................       10,400          330,720
Outback Steakhouse, Inc.*...............       76,820        2,696,382
Sonic Corp.*............................       10,450          328,235
Starbucks Corp.*........................       56,560        1,405,516
                                                       ---------------
                                                            11,313,295
                                                       ---------------
SPECIAL PRODUCTS AND SERVICES (1.8%)
3M Co...................................       25,800        3,173,400
ARAMARK Corp., Class B*.................      101,100        2,527,500
Catalina Marketing Corp.*#..............       11,300          318,886
Teva Pharmaceutical Industries Ltd. ADR
  (Israel)#.............................       70,810        4,728,692
                                                       ---------------
                                                            10,748,478
                                                       ---------------
STORES (7.7%)
Barnes & Noble, Inc.*#..................       66,510        1,757,859
Best Buy Co., Inc.*.....................       85,620        3,108,006
BJ's Wholesale Club, Inc.*#.............       75,800        2,918,300
CDW Computer Centers, Inc.*.............        4,800          224,688
Cost Plus, Inc.*........................       12,300          374,646
CVS Corp................................       52,100        1,594,260
Dollar Tree Stores, Inc.*...............       52,000        2,049,320
Family Dollar Stores, Inc...............       82,930        2,923,283
Home Depot, Inc.........................      152,580        5,604,263
Kohl's Corp.*...........................       33,230        2,328,758
Lowe's Companies, Inc...................       70,760        3,212,504
Sears, Roebuck and Co...................       46,070        2,501,601
Talbots, Inc............................       32,700        1,144,500
Target Corp.............................      221,630        8,444,103
Tiffany & Co............................       43,560        1,533,312
Wal-Mart Stores, Inc....................       34,900        1,919,849
Walgreen Co.............................       59,900        2,313,937
Williams-Sonoma, Inc.*..................       33,220        1,018,525
                                                       ---------------
                                                            44,971,714
                                                       ---------------
TELECOM-WIRELINE (5.7%)
Advanced Fibre Communications, Inc.*....       33,910          560,871
Amdocs Ltd.*#...........................       31,500          237,825
American Tower Systems Corp.,
  Class A*..............................      343,807        1,186,134
AT&T Wireless Services, Inc.*#..........      152,800          893,880
Brocade Communications
  Systems, Inc.*........................      259,800        4,541,304
Cisco Systems, Inc.*....................      753,958       10,517,714
Crown Castle International Corp.*.......      227,500          894,075
Echostar Communications Corp.*#.........      504,580        9,365,005
Emulex Corp.*#..........................       29,500          664,045
General Motors Corp., Class H*..........        9,700          100,880
L-3 Communications Holdings, Inc.*#.....       14,960          807,840
McDATA Corp., Class A*..................       80,150          706,122
QLogic Corp.*...........................       30,633        1,167,117

                                        See Notes to Financial Statements.    53

ING MFS EMERGING EQUITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                           NUMBER OF       MARKET
                                            SHARES          VALUE
                                          -----------  ---------------
TELECOM-WIRELINE (CONTINUED)
USA Networks, Inc.*#....................        4,500  $       105,525
Vodafone Group PLC, ADR (United
  Kingdom)..............................      108,719        1,484,014
                                                       ---------------
                                                            33,232,351
                                                       ---------------
TOBACCO (0.1%)
R. J. Reynolds Tobacco
  Holdings, Inc.........................        8,700          467,625
                                                       ---------------
TRUCKING (0.7%)
Expeditors International of
  Washington, Inc.......................        4,400          145,904
United Parcel Service, Inc. Class B#....       66,790        4,124,283
                                                       ---------------
                                                             4,270,187
                                                       ---------------
UTILITIES-TELEPHONE (0.1%)
Tandberg ASA (Norway)...................       31,600          372,551
                                                       ---------------
TOTAL COMMON STOCKS (COST $634,345,626)                    560,284,961
                                                       ---------------
PREFERRED STOCKS (0.1%)
MEDICAL & HEALTH TECH & SERVICES (0.1%)
Fresenius Medical Care AG (Germany).....       18,100          612,681
                                                       ---------------
TOTAL PREFERRED STOCKS (COST $825,285)                         612,681
                                                       ---------------

                                          SHARE/PRINCIPAL
                                              AMOUNT
                                          ---------------
SHORT-TERM INVESTMENTS (11.7%)
SECURITY LENDING COLLATERAL (11.7%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................    $11,941,611        11,941,611
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................      7,463,507         7,463,507
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................      7,463,507         7,463,507
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....      7,463,507         7,463,507
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................      4,478,104         4,478,104
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................     11,917,468        11,917,468
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................      2,410,564         2,410,564
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................      4,478,104         4,478,104
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................      5,970,805         5,970,805
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........      4,478,104         4,478,104
                                                           --------------
                                                               68,065,281
                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $68,065,281)                68,065,281
                                                           --------------

TOTAL INVESTMENTS AT MARKET VALUE
(107.9%)
  (COST $703,236,192)                     $ 628,962,923
OTHER LIABILITIES IN EXCESS OF ASSETS
(-7.9%)                                     (45,871,567)
                                          -------------
NET ASSETS (100.0%)                       $ 583,091,356
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $24,392,072
Unrealized losses.................................  (98,665,341)
                                                    -----------
  Net unrealized (loss)...........................  $(74,273,269)
                                                    ===========

   #  Denotes all or a portion of security on loan. (Note 7)

   *  Non-income producing security.

 ADR American Depository Receipt.

 Category percentages are based on net assets.

54     See Notes to Financial Statements.

ING MFS GLOBAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
COMMON STOCKS (89.5%)
ADVERTISING AND BROADCASTING (0.4%)
VNU N.V. (Netherlands)..................     1,320   $   36,775
                                                     ----------
AEROSPACE (0.3%)
Empresa Brasileira de Aeronautica SA
  (Embraer) ADR (Brazil)................       410        8,774
Northrop Grumman Corp.#.................       170       21,250
                                                     ----------
                                                         30,024
                                                     ----------
APPAREL & TEXTILES (1.1%)
Brother Industries, Ltd. (Japan)........     3,000       16,337
Industria de Diseno Textil, SA
  (Spain)*..............................     1,950       41,276
Nike, Inc., Class B.....................       620       33,263
Texwinca Holdings, Ltd. (Hong Kong).....    12,000       10,308
                                                     ----------
                                                        101,184
                                                     ----------
AUTOMOTIVE (2.4%)
Bayerische Motoren Werke (BMW) AG
  (Germany).............................       670       27,694
Harley-Davidson, Inc....................       700       35,889
Honda Motor Co., Ltd. (Japan)...........     1,700       69,008
Nissan Motor Co., Ltd. (Japan)..........    13,000       90,124
                                                     ----------
                                                        222,715
                                                     ----------
BANKS AND CREDIT COMPANIES (10.4%)
Aeon Credit Service Co., Ltd. (Japan)...     1,100       65,784
African Bank Investments, Ltd. (South
  Africa)...............................    11,470        6,708
Akbank T.A.S. (Turkey)..................  3,240,660      10,370
Alliance & Leicester PLC (United
  Kingdom)..............................     1,330       16,847
Australia & New Zealand Banking Group,
  Ltd. (Australia)......................     2,900       31,481
Banco Santander Central Hispano SA
  (Spain)...............................     9,700       77,212
Bayerische Vereinsbank AG (Germany).....       840       27,361
BNP Paribas SA (France).................     1,640       90,926
Capital One Financial Corp..............       320       19,536
DBS Group Holdings Ltd. (Singapore).....     1,000        7,016
Dexia (Belgium).........................     4,040       62,677
ICICI Bank, Ltd. ADR (India)............        10           70
Lloyds TSB Group PLC ADR (United
  Kingdom)..............................    11,950      119,376
Malayan Banking Berhad (Malaysia).......     6,000       13,895
Mellon Financial Corp...................     1,480       46,516
News Corp., Ltd. (The) (Australia)......     7,410       40,365
Royal Bank of Scotland Group PLC (United
  Kingdom)..............................     3,570      101,582
Standard Chartered PLC (United
  Kingdom)..............................     4,220       45,190
TABCORP Holdings Ltd. (Australia).......     5,990       42,136
Toronto Dominion Bank (The) (Canada)....     1,740       40,930
UBS AG (Switzerland)*...................     1,043       52,617
United Overseas Bank Ltd. (Singapore)...     8,000       57,484
                                                     ----------
                                                        976,079
                                                     ----------
BASIC INDUSTRY-OTHER (0.3%)
Linde AG (Germany)......................       510       26,004
                                                     ----------
                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
BEVERAGES (0.7%)
Asahi Breweries, Ltd. (Japan)...........     1,000   $    8,377
Credit Saison Co., Ltd. (Japan).........     1,300       30,892
Grupo Continental SA (Mexico)...........       870        1,192
Grupo Modelo SA de CV, Series C
  (Mexico)..............................    10,590       24,792
                                                     ----------
                                                         65,253
                                                     ----------
BIOTECHNOLOGY (1.3%)
Eli Lilly and Co........................       590       33,276
Pharmacia Corp..........................       800       29,960
Schering AG (Germany)...................       900       56,831
                                                     ----------
                                                        120,067
                                                     ----------
BROKERAGE (0.2%)
Old Mutual PLC (United Kingdom).........    11,340       16,177
                                                     ----------
BUILDING (0.3%)
Hanson PLC (United Kingdom).............     3,400       24,368
                                                     ----------
BUSINESS MACHINES (0.6%)
Dell Computer Corp.*....................     1,310       34,243
Hewlett-Packard Co......................     1,189       18,168
                                                     ----------
                                                         52,411
                                                     ----------
BUSINESS MACHINES-PERIPHERALS (0.4%)
Canon, Inc. (Japan).....................     1,000       37,837
                                                     ----------
BUSINESS SERVICES (3.4%)
Affiliated Computer Services, Inc.,
  Class A*..............................       630       29,912
Automatic Data Processing, Inc..........     1,010       43,985
BISYS Group, Inc.*......................     1,150       38,295
Concord EFS, Inc.*......................     1,680       50,635
FedEx Corp..............................       300       16,020
First Data Corp.........................     1,800       66,960
Infosys Technologies Ltd. ADR
  (India)#..............................       150        7,680
Manpower, Inc...........................       630       23,152
Sabre Holdings Corp.*...................       230        8,234
Sungard Data Systems, Inc.*.............     1,230       32,570
                                                     ----------
                                                        317,443
                                                     ----------
CHEMICALS (3.7%)
Akzo Nobel N.V. (Netherlands)...........       830       36,231
Aventis SA (France).....................     2,400      170,487
Celanese AG (Germany)...................       820       19,078
Praxair, Inc............................       300       17,091
Syngenta AG (Switzerland)*..............     1,770      106,711
                                                     ----------
                                                        349,598
                                                     ----------
COMPUTER SOFTWARE (0.6%)
Check Point Software Technologies Ltd.
  (Israel)*.............................       520        7,051
Oracle Systems Corp.*...................     5,080       48,108
                                                     ----------
                                                         55,159
                                                     ----------
COMPUTER SOFTWARE SYSTEMS (0.7%)
Cadence Design Systems, Inc.*...........     1,200       19,344

                                        See Notes to Financial Statements.    55

ING MFS GLOBAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
COMPUTER SOFTWARE SYSTEMS (CONTINUED)
PeopleSoft, Inc.*.......................       620   $    9,226
Veritas Software Corp.*.................     1,710       33,841
                                                     ----------
                                                         62,411
                                                     ----------
COMPUTER SOFTWARE-PC (0.9%)
Microsoft Corp.*........................     1,630       89,161
                                                     ----------
COMPUTER SOFTWARE-SYSTEMS (0.1%)
Accenture, Ltd. (Bermuda)*..............       400        7,600
                                                     ----------
CONGLOMERATES (0.1%)
Siam Cement Co., Ltd. (The)
  (Thailand)............................       500       12,945
                                                     ----------
CONSTRUCTION SERVICES (1.2%)
Cemex SA de CV ADR (Mexico).............     1,559       41,095
Fugro NV (Netherlands)..................       800       43,944
Technip (France)........................        90        9,499
Zhejiang Expressway Co. Ltd., H Shares
  (Hong Kong)...........................    66,000       22,420
                                                     ----------
                                                        116,958
                                                     ----------
CONSUMER GOODS AND SERVICES (4.5%)
Cendant Corp.#*.........................     1,070       16,992
Gillette Co.............................     1,080       36,580
Givaudan SA (Switzerland)...............        70       28,308
Kimberly - Clark Corp...................       360       22,320
Philip Morris Co., Inc..................       740       32,323
Reckitt Benckiser PLC (United
  Kingdom)..............................     2,000       36,012
Sega Enterprises (Japan)#*..............     2,300       55,327
Shiseido Co., Ltd. (Japan)..............     4,000       53,389
Uni-Charm Corp. (Japan).................     1,100       41,345
Unilever N.V. CVA (Netherlands).........     1,490       97,804
                                                     ----------
                                                        420,400
                                                     ----------
ELECTRICAL EQUIPMENT (0.6%)
Danaher Corp............................       600       39,810
General Electric Co.....................       610       17,720
                                                     ----------
                                                         57,530
                                                     ----------
ELECTRONICS (2.7%)
Analog Devices, Inc.*...................     1,660       49,302
AU Optronics Corp. ADR (Taiwan)*........     4,070       33,822
Linear Technology Corp..................       850       26,715
Maxim Intergrated Products, Inc.*.......       510       19,548
Novellus Systems, Inc.*.................       310       10,540
ST Microelectronics N.V.
  (Netherlands).........................       750       18,248
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR (Taiwan)*....................     3,960       51,480
Teradyne, Inc.#*........................       600       14,100
Texas Instruments, Inc..................     1,210       28,677
                                                     ----------
                                                        252,432
                                                     ----------
ENERGY (0.3%)
Sasol Ltd. (South Africa)...............     2,810       30,127
                                                     ----------
                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
ENTERTAINMENT (3.2%)
AOL Time Warner, Inc.*..................       960   $   14,122
BEC World Public Co., Ltd. (Thailand)...       800        4,273
Clear Channel Communications, Inc.*.....     1,780       56,996
Fox Entertainment Group, Inc.*..........     2,210       48,068
Namco Ltd. (Japan)......................     1,000       19,085
Univision Communications, Inc.,
  Class A#*.............................       500       15,700
Viacom, Inc., Class B*..................     2,940      130,448
Walt Disney Co..........................       620       11,718
                                                     ----------
                                                        300,410
                                                     ----------
FINANCIAL INSTITUTIONS (3.4%)
American Express Corp...................       910       33,051
Citigroup, Inc..........................     1,550       60,063
Federal Home Loan Mortgage Corp.........       890       54,468
Goldman Sachs Group, Inc. (The).........       670       49,145
Grupo Financiero BBVA Bancomer SA de CV,
  O Shares (Mexico)*....................    10,360        8,427
Irish Life & Permanent PLC (Ireland)....     2,760       40,365
Merrill Lynch & Co......................     1,060       42,930
Morgan Stanley Dean Witter & Co.........       430       18,524
Sime Darby Berhad (Malaysia)............     7,000        9,211
                                                     ----------
                                                        316,184
                                                     ----------
FOOD AND BEVERAGE PRODUCTS (2.2%)
Al Ahram Beverages Co. GDR (Egypt)*.....       680        6,291
Anheuser-Busch Co., Inc.................       100        5,000
Cadbury Schweppes PLC (United
  Kingdom)..............................     4,030       30,348
Coca-Cola Femsa SA de CV ADR (Mexico)...       400        9,600
Diageo PLC (United Kingdom).............     6,510       84,851
Fomento Economico Mexicano SA de CV ADR
  (Mexico)..............................       220        8,628
Kellogg Co..............................       620       22,233
Pernod-Ricard SA (France)...............       290       28,482
San Miguel Corp., Class B (Philippine
  Islands)..............................     5,400        5,472
Wimm-Bill-Dann Foods OJSC ADR
  (Russia)*.............................       400        8,440
                                                     ----------
                                                        209,345
                                                     ----------
FOREST & PAPER PRODUCTS (1.4%)
Aracruz Celulose SA (Brazil)............     2,470       49,400
Burhrmann NV (Netherlands)..............     3,564       32,957
International Paper Co..................       500       21,790
Kimberly-Clark de Mexico SA de CV, A
  Shares (Mexico).......................     2,470        6,548
Sappi Ltd. ADR (South Africa)...........       950       13,319
Votorantim Celulose e Papel SA ADR
  (Brazil)..............................       450        8,505
                                                     ----------
                                                        132,519
                                                     ----------
GAMING (0.3%)
Resorts World Berhad (Malaysia).........     2,000        5,579
William Hill PLC (United Kingdom).......     4,620       18,729
                                                     ----------
                                                         24,308
                                                     ----------

56     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
INSURANCE (4.4%)
ACE Ltd. (Bermuda)......................       680   $   21,488
American International Group, Inc.......     1,070       73,006
Assicurazione Generali SpA (Italy)......     1,520       36,117
CGNU PLC (United Kingdom)...............     4,780       38,573
Chubb Corp..............................       260       18,408
Converium Holding AG (Switzerland)......     1,090       56,495
Liberty Group Ltd. (South Africa).......     1,890       10,316
Manulife Financial Corp. (Canada).......     1,970       56,167
MetLife, Inc............................       890       25,632
Sanlam Ltd. (South Africa)..............    10,170        8,514
Travelers Property Casualty Corp.,
  Class A*..............................     1,350       23,895
XL Capital Ltd. (Bermuda)...............       540       45,738
                                                     ----------
                                                        414,349
                                                     ----------
INTERNET (0.0%)
AsiaInfo Holdings, Inc. (China)#*.......       400        5,300
                                                     ----------
LODGING (0.1%)
Starwood Hotels & Resorts
  Worldwide, Inc........................       390       12,827
                                                     ----------
MACHINERY (0.1%)
KCI Konecranes International
  (Finland).............................       380       12,791
                                                     ----------
MEDIA - CABLE (1.8%)
British Sky Broadcasting PLC (United
  Kingdom)*.............................     4,680       45,033
Reed International PLC (United
  Kingdom)..............................    11,060      105,494
Tesco PLC (United Kingdom)..............     6,470       23,631
                                                     ----------
                                                        174,158
                                                     ----------
MEDICAL & HEALTH TECH & SERVICES (2.6%)
Anthem, Inc.#*..........................       380       25,642
Capio AB (Sweden).......................     2,000       16,998
Express Scripts, Inc., Class A*.........       730       36,580
Generale de Sante (France)..............     1,980       31,463
Genzyme Corp.*..........................       600       11,544
HEALTHSOUTH Corp.*......................     1,820       23,278
IMS Health, Inc.........................     1,080       19,386
Tenet Healthcare Corp.*.................       680       48,654
UnitedHealth Group, Inc.................       300       27,465
                                                     ----------
                                                        241,010
                                                     ----------
MEDICAL PRODUCTS/PHARMACEUTICALS (6.8%)
Abbott Laboratories.....................       660       24,849
Baxter International, Inc...............       850       37,783
Forest Laboratories, Inc.*..............       200       14,160
Gedeon Richter Rt. GDR (Hungary)........       150        8,593
GlaxoSmithkline PLC (United Kingdom)....     4,900      106,294
Jomed NV (Switzerland)..................       920       20,462
Kuoni Reisen Holding AG (Switzerland)...        70       19,815
Pfizer, Inc.............................     2,990      104,650
Pliva d.d. GDR (Croatia)................     1,090       16,001
Sanofi-Synthelabo SA (France)...........     1,490       90,871
Shire Pharmaceuticals Group PLC (United
  Kingdom)..............................     3,150       27,949
                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
MEDICAL PRODUCTS/PHARMACEUTICALS (CONTINUED)
Stryker Corp............................       300   $   16,053
Synthes-Stratec, Inc. (Switzerland).....       100       61,333
Taro Pharmaceutical Industries Ltd.
  (Israel)*.............................       900       22,068
Wyeth...................................     1,340       68,608
                                                     ----------
                                                        639,489
                                                     ----------
METALS AND MINERALS (2.0%)
AngloGold Ltd. (South Africa)...........       210       11,216
Companhia Vale do Rio Doce (CVRD) ADR
  (Brazil)*.............................     1,200       33,204
Compania de Minas Buenaventura S.A.A.
  ADR (Peru)............................       200        5,120
Impala Platinum Holdings Ltd. (South
  Africa)...............................       480       26,751
Lonmin PLC (United Kingdom).............     2,800       49,260
Mining & Metallurgical Co. Norilsk
  Nickel ADR (Russia)...................       640       13,360
Rio Tinto PLC (United Kingdom)..........     2,560       47,113
                                                     ----------
                                                        186,024
                                                     ----------
NATURAL GAS-PIPELINE (0.2%)
Snam Rete Gas SpA (Italy)...............     5,200       15,393
                                                     ----------
OIL SERVICES (2.9%)
Amgen, Inc.*............................       550       23,034
Baker Hughes, Inc.......................       270        8,988
Canadian Natural Resources Ltd.
  (Canada)..............................       770       25,926
Encana Corp. (Canada)...................     2,160       66,342
OAO LUKOIL ADR (Russia)#................       370       24,003
Petroleo Brasileiro SA ADR (Brazil).....     2,630       49,602
Total SA, Series B (France).............       490       79,754
                                                     ----------
                                                        277,649
                                                     ----------
OILS (2.9%)
Anadarko Petroleum Corp.................       720       35,496
BP Amoco PLC (United Kingdom)...........     2,580      130,264
CNOOC Ltd. (Hong Kong)..................    16,000       21,437
Hongkong & China Gas Co., Ltd. (Hong
  Kong).................................    18,000       23,884
PetroChina Co., Ltd. (China)............    48,000       10,214
PTT Public Co., Ltd. (Thailand).........     8,800        7,623
Talisman Energy, Inc. (Canada)..........       540       24,523
YUKOS ADR (Russia)#.....................       170       23,495
                                                     ----------
                                                        276,936
                                                     ----------
OTHER (1.1%)
POSCO ADR (South Korea)#................       530       14,453
Tokyo Gas Co., Ltd. (Japan).............    31,000       86,223
                                                     ----------
                                                        100,676
                                                     ----------
PRINTING AND PUBLISHING (1.1%)
Gannett Co., Inc........................       400       30,360
Johnston Press PLC (United Kingdom).....     6,000       34,329
Lexmark International Group, Inc.*......       790       42,976
                                                     ----------
                                                        107,665
                                                     ----------

                                        See Notes to Financial Statements.    57

ING MFS GLOBAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
RAILROADS (0.0%)
Grupo TMM SA de CV ADR (Mexico)*........       770   $    5,321
                                                     ----------
REAL ESTATE (0.1%)
Sun Hung Kai Properties Ltd. (Hong
  Kong).................................     1,000        7,596
                                                     ----------
RESTAURANTS (0.2%)
Brinker International, Inc.*............       620       19,685
                                                     ----------
SPECIAL PRODUCTS AND SERVICES (2.4%)
3M Co...................................       400       49,200
Alfa Laval AB (Sweden)..................     3,870       38,795
Anglo American PLC (United Kingdom).....     7,320      122,172
Intertek Testing Services PLC (United
  Kingdom)..............................     2,670       17,686
                                                     ----------
                                                        227,853
                                                     ----------
STEEL (0.1%)
Gerdau SA ADR (Brazil)..................       840        8,778
                                                     ----------
STORES (3.7%)
Best Buy Co., Inc.*.....................       300       10,890
BJ's Wholesale Club, Inc.*..............       330       12,705
Carrefour Supermarche SA (France).......       800       43,404
CVS Corp................................       460       14,076
Family Dollar Stores, Inc...............       700       24,675
Home Depot, Inc.........................     1,340       49,218
Kohl's Corp.*...........................       220       15,418
Next PLC (United Kingdom)...............     3,890       55,462
Sears, Roebuck and Co...................       270       14,661
Target Corp.............................     1,730       65,913
Wal-Mart Stores, Inc....................       600       33,006
Walmart De Mexico SA de CV (Mexico).....     3,060        8,269
                                                     ----------
                                                        347,697
                                                     ----------
TELECOM-WIRELESS (0.8%)
Citic Pacific Ltd. (Hong Kong)..........     6,000       13,000
Huaneng Power International, Inc., H
  Shares (China)........................    58,000       47,589
SmarTone Telecommunications Holdings
  Ltd. (Hong Kong)......................    10,500       11,846
                                                     ----------
                                                         72,435
                                                     ----------
TELECOM-WIRELINE (5.5%)
Amdocs Ltd.#*...........................       490        3,700
AS Eesti Telekom GDR (144A)
  (Estonia){::}.........................       820       10,884
AT&T Wireless Services, Inc.#*..........     2,570       15,035
Beijing Datang Power Generation Co.,
  Ltd. (China)..........................   132,000       58,806
Brocade Communications
  Systems, Inc.*........................       920       16,082
BT Group PLC (United Kingdom)...........     6,900       26,600
Cisco Systems, Inc.*....................     5,510       76,865
                                          NUMBER OF    MARKET
                                           SHARES      VALUE
                                          ---------  ----------
TELECOM-WIRELINE (CONTINUED)
KT Corp. ADR (South Korea)..............       840   $   18,186
Mobile Telesystems ADR (Russia).........       580       17,568
National Grid Group PLC (United
  Kingdom)..............................     7,900       56,318
PT Telekomunikasi Indonesia
  (Indonesia)...........................   127,100       54,704
QLogic Corp.*...........................       350       13,335
Rostelecom ADR (Russia).................       700        4,200
Siliconware Precision Industries Co. ADR
  (Taiwan)*.............................     1,200        4,140
Telecomunicacoes de Sao Paulo SA
  (Brazil)..............................       340        4,066
Telefonica SA (Spain)*..................     5,500       46,285
Television Francaise (France)...........       657       17,634
Vodafone Group PLC (United Kingdom).....    21,420       29,491
Vodafone Group PLC, ADR (United
  Kingdom)..............................     1,832       25,007
Wavecom SA (France).....................       360       14,595
                                                     ----------
                                                        513,501
                                                     ----------
TRUCKING (0.3%)
United Parcel Service, Inc. Class B.....       530       32,728
                                                     ----------
UTILITIES-ELECTRIC (0.8%)
Hongkong Electric Holdings Ltd. (Hong
  Kong).................................     2,500        9,343
Iberdrola SA (Spain)....................     2,000       29,206
Stanley Electric Co., Ltd. (Japan)......     2,000       21,382
Tenaga Nasional Berhad (Malaysia).......     5,000       13,158
                                                     ----------
                                                         73,089
                                                     ----------
UTILITIES-TELEPHONE (1.9%)
KPN N.V. (Netherlands)*.................    11,560       54,249
SK Telecom Co., Ltd. (South Korea)......       590       14,626
Tandberg ASA (Norway)...................     1,710       20,160
Telefonos de Mexico SA de CV ADR
  (Mexico)#.............................     2,930       93,994
                                                     ----------
                                                        183,029
                                                     ----------
TOTAL COMMON STOCKS (COST $8,922,326)                 8,419,403
                                                     ----------

PREFERRED STOCKS (1.1%)
AUTOMOTIVE (0.3%)
Porsche AG (Germany)....................        59       28,038
                                                     ----------
BANKS AND CREDIT COMPANIES (0.2%)
Banco Bradesco SA (Brazil)..............  2,410,000       9,399
Banco Itau SA (Brazil)..................   176,000        9,979
                                                     ----------
                                                         19,378
                                                     ----------
MEDICAL & HEALTH TECH & SERVICES (0.6%)
Fresenius Medical Care AG (Germany).....     1,810       61,268
                                                     ----------
TOTAL PREFERRED STOCKS (COST $125,894)                  108,684
                                                     ----------

58     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          SHARE/PRINCIPAL     MARKET
                                              AMOUNT          VALUE
                                          ---------------  ------------
CONVERTIBLE DEBT (0.3%)
COMPUTER SOFTWARE (0.3%)
Benq Corp. (144A), 0.000%,
  02/21/06{::}..........................   $     19,000     $   24,890
                                                            ----------
TOTAL CONVERTIBLE DEBT (COST $28,017)                           24,890
                                                            ----------
SHORT-TERM INVESTMENTS (2.9%)
SECURITY LENDING COLLATERAL (2.9%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................         47,387         47,387
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................         29,617         29,617
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................         29,617         29,617
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....         29,617         29,617
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................         17,770         17,770
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................         47,387         47,387
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................          9,471          9,471
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................         17,770         17,770
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................         23,694         23,694
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........         17,770         17,770
                                                            ----------
                                                               270,100
                                                            ----------
TOTAL SHORT-TERM INVESTMENTS (COST $270,100)                   270,100
                                                            ----------

TOTAL INVESTMENTS AT MARKET VALUE
(93.8%)
  (COST $9,346,337)                       $   8,823,077
OTHER ASSETS IN EXCESS OF LIABILITIES
(6.2%)                                          582,220
                                          -------------
NET ASSETS (100.0%)                       $   9,405,297
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $138,944
Unrealized losses.................................  (662,204)
                                                    --------
  Net unrealized (loss)...........................  $(523,260)
                                                    ========

   #  Denotes all or a portion of security on loan. (Note 7)

   *  Non-income producing security.

 {::} Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002 the market value of these securities amounted to $35,774 or 0.38% of net assets.

 ADR American Depository Receipt

 GDR Global Depository Receipt

 Category percentages are based on net assets.

                                        See Notes to Financial Statements.    59

ING MFS RESEARCH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES          VALUE
                                          ---------  -----------------
COMMON STOCKS (96.8%)
AEROSPACE (1.3%)
Northrop Grumman Corp.#.................    33,000   $       4,125,000
                                                     -----------------
APPAREL & TEXTILES (0.6%)
Nike, Inc., Class B.....................    32,800           1,759,720
                                                     -----------------
AUTOMOTIVE (1.6%)
Harley-Davidson, Inc....................    80,000           4,101,600
Nissan Motor Co., Ltd. (Japan)..........   138,000             956,692
                                                     -----------------
                                                             5,058,292
                                                     -----------------
BANKS AND CREDIT COMPANIES (9.8%)
Bank Of America Corp....................   129,000           9,076,440
Capital One Financial Corp..............    98,600           6,019,530
Comerica, Inc...........................    38,600           2,370,040
FleetBoston Financial Corp..............   183,000           5,920,050
Mellon Financial Corp...................    81,000           2,545,830
Southtrust Corp.........................    55,400           1,447,048
SunTrust Banks, Inc.#...................    46,000           3,115,120
                                                     -----------------
                                                            30,494,058
                                                     -----------------
BIOTECHNOLOGY (1.4%)
Eli Lilly and Co........................    76,100           4,292,040
                                                     -----------------
BUSINESS MACHINES (1.4%)
Dell Computer Corp.*....................   118,300           3,092,362
Motorola, Inc...........................    79,100           1,140,622
                                                     -----------------
                                                             4,232,984
                                                     -----------------
BUSINESS SERVICES (2.7%)
Automatic Data Processing, Inc..........    51,400           2,238,470
First Data Corp.........................    50,000           1,860,000
Sabre Holdings Corp.*...................    46,300           1,657,540
Smurfit-Stone Container Corp.*..........    70,500           1,087,110
Sungard Data Systems, Inc.*.............    56,900           1,506,712
                                                     -----------------
                                                             8,349,832
                                                     -----------------
CHEMICALS (1.7%)
Air Products & Chemicals, Inc...........    23,600           1,191,092
Praxair, Inc............................    31,700           1,805,949
Syngenta AG (Switzerland)*..............    40,000           2,411,540
                                                     -----------------
                                                             5,408,581
                                                     -----------------
COMPUTER SOFTWARE (1.5%)
Check Point Software Technologies Ltd.
  (Israel)*#............................    65,200             884,112
Oracle Systems Corp.*...................   394,300           3,734,021
                                                     -----------------
                                                             4,618,133
                                                     -----------------
COMPUTER SOFTWARE SYSTEMS (1.0%)
Accenture, Ltd. (Bermuda)*#.............    65,700           1,248,300
                                          NUMBER OF       MARKET
                                           SHARES          VALUE
                                          ---------  -----------------
COMPUTER SOFTWARE SYSTEMS (CONTINUED)
Rational Software Corp.*................    75,080   $         616,407
Veritas Software Corp.*.................    66,214           1,310,375
                                                     -----------------
                                                             3,175,082
                                                     -----------------
COMPUTER SOFTWARE-SYSTEMS (0.7%)
Citrix Systems, Inc.*#..................   175,500           1,060,020
PeopleSoft, Inc.*.......................    74,000           1,101,120
                                                     -----------------
                                                             2,161,140
                                                     -----------------
CONGLOMERATES (0.0%)
Tyco International Ltd..................    10,600             143,206
                                                     -----------------
CONSUMER GOODS AND SERVICES (3.4%)
Avon Products, Inc......................     4,800             250,752
Estee Lauder Companies, Inc.,
  Class A#..............................       800              28,160
Gillette Co.............................    46,300           1,568,181
Philip Morris Co., Inc..................    86,800           3,791,424
Proctor & Gamble Co.....................    53,400           4,768,620
                                                     -----------------
                                                            10,407,137
                                                     -----------------
ELECTRICAL EQUIPMENT (2.7%)
Danaher Corp.#..........................    55,100           3,655,885
General Electric Co.....................   161,400           4,688,670
                                                     -----------------
                                                             8,344,555
                                                     -----------------
ELECTRONICS (3.1%)
Analog Devices, Inc.*...................   114,100           3,388,770
Atmel Corp.*............................   120,300             753,078
Linear Technology Corp..................    83,600           2,627,548
Maxim Intergrated Products, Inc.*.......    39,500           1,514,035
Teradyne, Inc.*#........................    55,200           1,297,200
                                                     -----------------
                                                             9,580,631
                                                     -----------------
ENTERTAINMENT (4.7%)
AOL Time Warner, Inc.*..................    88,100           1,295,951
Clear Channel Communications, Inc.*.....    71,100           2,276,622
Comcast Corp.*#.........................    49,000           1,168,160
Fox Entertainment Group, Inc.*..........    12,100             263,175
Viacom, Inc., Class B*..................   218,969           9,715,655
                                                     -----------------
                                                            14,719,563
                                                     -----------------
FINANCIAL INSTITUTIONS (6.6%)
Charles Schwab & Co., Inc...............    39,800             445,760
Citigroup, Inc..........................   110,194           4,270,017
Federal Home Loan Mortgage Corp.........    82,400           5,042,880
Federal National Mortgage Association...    61,700           4,550,375
Goldman Sachs Group, Inc. (The).........    46,200           3,388,770
Merrill Lynch & Co......................    68,000           2,754,000
                                                     -----------------
                                                            20,451,802
                                                     -----------------
FOOD AND BEVERAGE PRODUCTS (1.7%)
Anheuser-Busch Co., Inc.................    69,900           3,495,000

60     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES          VALUE
                                          ---------  -----------------
FOOD AND BEVERAGE PRODUCTS (CONTINUED)
Diageo PLC (United Kingdom).............    83,462   $       1,087,835
Kellogg Co..............................    23,200             831,952
                                                     -----------------
                                                             5,414,787
                                                     -----------------
FOREST & PAPER PRODUCTS (0.9%)
International Paper Co..................    60,700           2,645,306
                                                     -----------------
FOREST PRODUCTS & PAPER (0.7%)
Kimberly - Clark Corp...................    32,600           2,021,200
                                                     -----------------
HOME CONSTRUCTION, FURNISHINGS &
   APPLIANCES (0.7%)
Lennar Corp.#...........................    35,900           2,197,080
                                                     -----------------
INSURANCE (10.7%)
ACE Ltd. (Bermuda)......................   124,300           3,927,880
Aflac, Inc..............................    74,800           2,393,600
Allstate Corp...........................    58,300           2,155,934
American International Group, Inc.......    31,762           2,167,121
Chubb Corp..............................    57,400           4,063,920
CIGNA Corp..............................     9,700             944,974
Hartford Financial Services Group.......    30,800           1,831,676
MetLife, Inc............................   155,800           4,487,040
St. Paul Companies, Inc. (The)..........    49,700           1,934,324
Travelers Property Casualty Corp.,
  Class A*#.............................   214,100           3,789,570
Willis Group Holdings Ltd.*.............    46,200           1,520,442
XL Capital Ltd. (Bermuda)...............    46,900           3,972,430
                                                     -----------------
                                                            33,188,911
                                                     -----------------
LODGING (0.3%)
Starwood Hotels & Resorts
  Worldwide, Inc........................    31,200           1,026,168
                                                     -----------------
MACHINERY (1.0%)
SPX Corp.*..............................    25,400           2,984,500
                                                     -----------------
MEDICAL & HEALTH TECH & SERVICES (2.6%)
Genzyme Corp.*..........................   138,800           2,670,512
HEALTHSOUTH Corp.*......................   142,500           1,822,575
Laboratory Corp. of America Holdings*...    34,200           1,561,230
Lincare Holdings, Inc.*.................    28,900             933,470
Tenet Healthcare Corp.*.................    15,200           1,087,560
                                                     -----------------
                                                             8,075,347
                                                     -----------------
MEDICAL PRODUCTS/PHARMACEUTICALS (7.0%)
Applera Corp. - Applied Biosystems
  Group.................................    82,800           1,613,772
Baxter International, Inc...............    65,100           2,893,695
Pfizer, Inc.............................   323,325          11,316,375
Wyeth...................................   113,000           5,785,600
                                                     -----------------
                                                            21,609,442
                                                     -----------------
METALS AND MINERALS (0.7%)
Alcoa, Inc..............................    70,000           2,320,500
                                                     -----------------
NATURAL GAS-PIPELINE (0.2%)
Equitable Resources, Inc................    17,400             596,820
                                                     -----------------
                                          NUMBER OF       MARKET
                                           SHARES          VALUE
                                          ---------  -----------------
OIL SERVICES (2.1%)
Baker Hughes, Inc.......................    26,000   $         865,540
Encana Corp. (Canada)...................    40,600           1,246,173
GlobalSantaFe Corp......................    62,776           1,716,924
Total SA, Series B (France).............    15,700           2,555,398
                                                     -----------------
                                                             6,384,035
                                                     -----------------
OILS (4.9%)
Anadarko Petroleum Corp.................    14,600             719,780
Apache Corp.............................    28,560           1,641,629
Devon Energy Corp.......................    41,100           2,025,408
Exxon Mobil Corp........................   264,792          10,835,289
                                                     -----------------
                                                            15,222,106
                                                     -----------------
PRINTING AND PUBLISHING (0.5%)
Gannett Co., Inc........................    10,100             766,590
Tribune Co..............................    17,100             743,850
                                                     -----------------
                                                             1,510,440
                                                     -----------------
SPECIAL PRODUCTS AND SERVICES (2.6%)
3M Co...................................    35,400           4,354,200
Illinois Tool Works, Inc................    52,000           3,551,600
                                                     -----------------
                                                             7,905,800
                                                     -----------------
STORES (8.5%)
Home Depot, Inc.........................   155,100           5,696,823
Lowe's Companies, Inc...................    28,600           1,298,440
Sears, Roebuck and Co...................    79,800           4,333,140
Target Corp.............................   103,600           3,947,160
Wal-Mart Stores, Inc....................   201,900          11,106,519
                                                     -----------------
                                                            26,382,082
                                                     -----------------
SUPERMARKETS (1.1%)
Safeway, Inc.*..........................   115,000           3,356,850
                                                     -----------------
TELECOM-WIRELINE (3.4%)
Cisco Systems, Inc.*....................   356,200           4,968,990
Echostar Communications Corp.*#.........   133,600           2,479,616
Emulex Corp.*#..........................    72,700           1,636,477
ITT Industries, Inc.....................       200              14,120
QLogic Corp.*...........................    33,371           1,271,435
USA Networks, Inc.*#....................     9,800             229,810
                                                     -----------------
                                                            10,600,448
                                                     -----------------
TRUCKING (1.2%)
United Parcel Service, Inc. Class B#....    58,200           3,593,850
                                                     -----------------
UTILITIES-TELEPHONE (1.8%)
AT&T Corp...............................   145,000           1,551,500
AT&T Corp. (WI).........................   133,600             518,368
BellSouth Corp..........................   116,200           3,660,300
                                                     -----------------
                                                             5,730,168
                                                     -----------------
TOTAL COMMON STOCKS (COST $327,536,226)              $     300,087,596
                                                     -----------------

                                        See Notes to Financial Statements.    61

ING MFS RESEARCH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          SHARE/PRINCIPAL       MARKET
                                              AMOUNT             VALUE
                                          ---------------  -----------------
SHORT-TERM INVESTMENTS (7.4%)
SECURITY LENDING COLLATERAL (7.4%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................    $4,003,490     $       4,003,490
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................     2,502,182             2,502,182
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................     2,502,182             2,502,182
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....     2,502,182             2,502,182
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................     1,501,309             1,501,309
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................     4,003,490             4,003,490
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       800,061               800,061
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................     1,501,309             1,501,309
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................     2,001,745             2,001,745
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........     1,501,309             1,501,309
                                                           -----------------
                                                                  22,819,259
                                                           -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $22,819,259)                   22,819,259
                                                           -----------------

TOTAL INVESTMENTS AT MARKET VALUE
(104.2%)
  (COST $350,355,485)                     $ 322,906,855
OTHER LIABILITIES IN EXCESS OF ASSETS
(-4.2%)                                     (12,926,977)
                                          -------------
NET ASSETS (100.0%)                       $ 309,979,878
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $13,738,882
Unrealized losses.................................  (41,187,512)
                                                    -----------
  Net unrealized (loss)...........................  $(27,448,630)
                                                    ===========

   #  Denotes all or a portion of security on loan. (Note 7)

   *  Non-income producing security.

 WI When Issued

 Category percentages are based on net assets.

62     See Notes to Financial Statements.

ING OPCAP BALANCED VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
COMMON STOCKS (64.5%)
BANKING (8.9%)
FleetBoston Financial Corp..............    177,000   $    5,725,950
J.P. Morgan Chase & Co..................    176,200        5,976,704
                                                      --------------
                                                          11,702,654
                                                      --------------
BUSINESS MACHINES (2.1%)
Hewlett-Packard Co......................    179,294        2,739,612
                                                      --------------
COMPUTER SOFTWARE & PROCESSING (3.2%)
Computer Associates
  International, Inc....................    175,800        2,793,462
Microsoft Corp.*........................     25,400        1,389,380
                                                      --------------
                                                           4,182,842
                                                      --------------
COMPUTERS & INFORMATION (2.4%)
Cisco Systems, Inc.*....................    227,500        3,173,625
                                                      --------------
CONGLOMERATES (2.1%)
Tyco International Ltd..................    207,500        2,803,325
                                                      --------------
DIVERSIFIED COMPUTER PRODUCTS (1.0%)
Sun Microsystems, Inc.*.................    252,900        1,267,029
                                                      --------------
ELECTRIC UTILITIES (4.1%)
Exelon Corp.............................     76,450        3,998,335
NiSource, Inc...........................     59,300        1,294,519
                                                      --------------
                                                           5,292,854
                                                      --------------
ELECTRONICS (9.6%)
EMC Corp.*..............................    752,250        5,679,488
Flextronics International Ltd.*.........    252,700        1,801,751
General Motors Corp., Class H*..........    491,200        5,108,480
                                                      --------------
                                                          12,589,719
                                                      --------------
FINANCIAL SERVICES (13.1%)
Countrywide Credit Industries, Inc......     25,300        1,220,725
Federal Home Loan Mortgage Corp.........    138,400        8,470,080
Household International, Inc............     35,300        1,754,410
John Hancock Financial
  Services, Inc.........................     63,300        2,228,160
Merrill Lynch & Co......................     87,400        3,539,700
                                                      --------------
                                                          17,213,075
                                                      --------------
HEALTH CARE PROVIDERS & SERVICES (0.7%)
HEALTHSOUTH Corp.*......................     75,600          966,924
                                                      --------------
METALS AND MINING (2.2%)
Alcan, Inc. (Canada)#...................     75,800        2,844,016
                                                      --------------
OIL & GAS (7.6%)
Anadarko Petroleum Corp.................     30,300        1,493,790
Apache Corp.............................      6,500          373,620
El Paso Corp............................    248,300        5,117,463
Halliburton Co..........................     25,900          412,846
Transocean Sedco Forex, Inc.............     82,200        2,560,530
                                                      --------------
                                                           9,958,249
                                                      --------------
                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
RESTAURANTS AND LODGING (2.6%)
McDonald's Corp.........................    118,900   $    3,382,705
                                                      --------------
RETAILERS (3.1%)
CVS Corp................................     49,427        1,512,466
Dollar General Corp.....................    113,900        2,167,517
The Gap, Inc............................     22,700          322,340
                                                      --------------
                                                           4,002,323
                                                      --------------
TELECOMMUNICATIONS (1.8%)
Echostar Communications Corp.#*.........     63,200        1,172,992
SBC Communications, Inc.................     36,300        1,107,150
WorldCom, Inc.*.........................  1,225,300          110,277
WorldCom, Inc. - MCI Group..............      9,110              820
                                                      --------------
                                                           2,391,239
                                                      --------------
TOTAL COMMON STOCKS (COST $108,447,995)                   84,510,191
                                                      --------------
CONVERTIBLE PREFERRED STOCKS (0.0%)
METALS AND MINING (0.0%)
Freeport-McMoRan Copper & Gold, Inc.....         50              980
                                                      --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $776)                   980
                                                      --------------
                                          PRINCIPAL
                                            AMOUNT
                                          ----------
CORPORATE DEBT (12.6%)
AUTOMOTIVE (2.5%)
Ford Motor Co., 7.450%, 07/16/31........  $1,375,000       1,283,535
General Motors Acceptance Corp., 6.750%,
  01/15/06*.............................  1,950,000        2,026,091
                                                      --------------
                                                           3,309,626
                                                      --------------
COMMUNICATIONS (1.9%)
Verizon Global Funding Corp., 7.750%,
  12/01/30*.............................  1,505,000        1,456,330
Verizon Global Funding Corp., 7.750%,
  06/15/32*.............................    975,000          944,521
                                                      --------------
                                                           2,400,851
                                                      --------------
ELECTRONICS (0.7%)
General Electric Capital Corp., 6.000%,
  06/15/12*.............................    925,000          928,293
                                                      --------------
FINANCIAL INSTITUTIONS (0.7%)
Sprint Capital Corp. (144A), 8.750%,
  03/15/32*{::}.........................  1,250,000          942,071
                                                      --------------
INSURANCE (0.8%)
Conseco Finance Trust II, 8.700%,
  11/15/26*.............................  2,345,000          433,825
Conseco Finance Trust III, 8.796%,
  04/01/27*.............................  2,350,000          434,750
Conseco, Inc. (144A), 6.800%,
  06/15/07*{::}.........................    305,000          132,675
                                                      --------------
                                                           1,001,250
                                                      --------------
MEDIA--INTERNET (1.7%)
AOL Time Warner, Inc., 7.625%,
  04/15/31*.............................    375,000          329,227
AOL Time Warner, Inc., 7.700%,
  05/01/32*.............................  2,125,000        1,890,154
                                                      --------------
                                                           2,219,381
                                                      --------------

                                        See Notes to Financial Statements.    63

ING OPCAP BALANCED VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          SHARE/PRINCIPAL      MARKET
                                              AMOUNT           VALUE
                                          ---------------  --------------
OIL & GAS (1.6%)
WCG Note Trust (144A), 8.250%,
  03/15/04*{::}.........................    $2,300,000     $    2,129,036
                                                           --------------
TELECOMMUNICATIONS (1.6%)
Qwest Corp. (144A), 8.875%,
  03/15/12*{::}.........................     2,285,000          2,045,075
                                                           --------------
UTILITIES-ELECTRIC (1.1%)
AES Corp., 8.750%, 06/15/08*............     2,300,000          1,483,500
                                                           --------------
TOTAL CORPORATE DEBT (COST $20,838,532)                        16,459,083
                                                           --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (22.3%)
U.S. TREASURY BONDS & NOTES (22.3%)
U.S. Treasury Bond, 5.250%, 02/15/29*...     2,250,000          2,117,322
U.S. Treasury Bond, 6.250%,
  08/15/23#*............................     1,000,000          1,071,740
U.S. Treasury Bond, 6.250%,
  05/15/30#*............................     2,150,000          2,329,643
U.S. Treasury Inflation Index Bond,
  3.375%, 01/15/12*.....................     2,024,060          2,074,979
U.S. Treasury Inflation Index Bond,
  3.375%, 04/15/32*.....................     3,948,321          4,173,502
U.S. Treasury Inflation Index Bond,
  3.875%, 01/15/09*.....................     5,621,095          5,966,270
U.S. Treasury Inflation Index Bond,
  3.875%, 04/15/29*.....................     6,558,660          7,393,866
U.S. Treasury Note, 3.500%, 11/15/06*...     1,075,000          1,056,189
U.S. Treasury Note, 5.875%,
  11/15/04#*............................     2,875,000          3,056,487
                                                           --------------
                                                               29,239,998
                                                           --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (COST $27,528,615)                                            29,239,998
                                                           --------------
SHORT-TERM INVESTMENTS (8.1%)
SECURITY LENDING COLLATERAL (8.1%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................     1,859,780          1,859,780
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................     1,162,363          1,162,363
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................     1,162,363          1,162,363
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....     1,162,363          1,162,363
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................       697,418            697,418
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................     1,859,780          1,859,780
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       371,660            371,660
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       697,418            697,418
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       929,890            929,890
                                             PRINCIPAL         MARKET
                                              AMOUNT           VALUE
                                          ---------------  --------------
SECURITY LENDING COLLATERAL (CONTINUED)
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........    $  697,418     $      697,418
                                                           --------------
                                                               10,600,453
                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,600,453)                10,600,453
                                                           --------------

TOTAL INVESTMENTS AT MARKET VALUE
(107.5%)
  (COST $167,416,371)                     $ 140,810,705
OTHER LIABILITIES IN EXCESS OF ASSETS
(-7.5%)                                      (9,782,957)
                                          -------------
NET ASSETS (100.0%)                       $ 131,027,748
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $ 4,119,544
Unrealized losses.................................  (30,725,210)
                                                    -----------
  Net unrealized (loss)...........................  $(26,605,666)
                                                    ===========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 {::} Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold intransactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002 the market value of these securities amounted to $5,248,857 or 4.01% of net assets.

 Category percentages are based on net assets.

64     See Notes to Financial Statements.

ING PIMCO TOTAL RETURN PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
                                          ----------  --------------
CORPORATE DEBT (6.5%)
AUTOMOTIVE (1.1%)
Daimler Chrysler NA Holdings, 7.750%,
  01/18/11..............................  $   50,000  $       53,791
Ford Motor Co., 7.450%, 07/16/31........     100,000          93,348
                                                      --------------
                                                             147,139
                                                      --------------
FINANCIAL INSTITUTIONS (0.8%)
Sprint Capital Corp., 8.375%,
  03/15/12..............................      50,000          41,487
Sprint Capital Corp. (144A), 8.375%,
  03/15/12{::}..........................      70,000          58,081
                                                      --------------
                                                              99,568
                                                      --------------
FINANCIAL SERVICES (0.8%)
General Motors Acceptance Corp., 8.000%,
  11/01/31..............................     100,000         102,568
                                                      --------------
MEDIA--BROADCASTING & PUBLISHING (0.3%)
AOL Time Warner, Inc., 6.875%,
  05/01/12..............................      50,000          46,192
                                                      --------------
OIL & GAS (1.1%)
El Paso Corp., 7.750%, 01/15/32#........     100,000          92,989
Williams Companies, Inc. (The), 7.625%,
  07/15/19..............................      10,000           7,888
Williams Companies, Inc. (The), 7.750%,
  06/15/31..............................      70,000          51,425
                                                      --------------
                                                             152,302
                                                      --------------
TELECOMMUNICATIONS (2.4%)
AT&T Corp. (144A), 7.300%,
  11/15/11{::}..........................      50,000          41,578
AT&T Wireless Services, Inc., 7.875%,
  03/01/11..............................      30,000          24,274
Deutsche Telekom International Finance,
  8.250%, 06/15/30......................     100,000          93,237
France Telecom, 8.250%, 03/01/11........     100,000          91,466
Qwest Corp. (144A), 8.875%,
  03/15/12*{::}.........................      70,000          62,650
                                                      --------------
                                                             313,205
                                                      --------------
TOTAL CORPORATE DEBT (COST $918,865)                         860,974
                                                      --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (86.8%)
MORTGAGE BACKED (60.7%)
FHLMC, Series 1811, Class E, 6.500%,
  02/15/25..............................     289,921         302,462
FHLMC, Series 2131, Class BK, 6.000%,
  11/15/17..............................     827,004         849,437
FNMA, Pool 457196, 6.500%, 09/01/04.....     209,018         212,099
FNMA, Series 1993-191, Class B, 6.000%,
  08/25/08..............................   1,885,996       1,905,810
FNMA, Series 1994-23, Class PD , 6.000%,
  08/25/19..............................     780,709         785,704
FNMA, TBA, 5.500%, 07/01/17.............   4,000,000       4,001,248
                                                      --------------
                                                           8,056,760
                                                      --------------
U.S. TREASURY BONDS & NOTES (26.1%)
U.S. Treasury Bond, 6.250%, 08/15/23#...     500,000         535,870
U.S. Treasury Note, 5.750%, 08/15/10#...     900,000         963,001

                                          SHARE/PRINCIPAL      MARKET
                                              AMOUNT           VALUE
                                          ---------------  --------------
U.S. TREASURY BONDS & NOTES (CONTINUED)
U.S. Treasury Note, 6.125%, 08/15/07....    $1,400,000     $    1,526,358
U.S. Treasury Note, 6.625%, 05/15/07#...       400,000            444,924
                                                           --------------
                                                                3,470,153
                                                           --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (COST $11,426,704)                                            11,526,913
                                                           --------------
SOVEREIGN DEBT OBLIGATIONS (21.2%)
GERMANY (21.2%)
Bundesobligation, Series 137, 5.000%,
  02/17/06..............................       200,000            201,470
Bundesschatzanweisungen, Series 01,
  4.250%, 03/14/03......................     1,400,000          1,388,689
Deutschland Republic, Series 00, 5.250%,
  07/04/10..............................       800,000            808,904
Deutschland Republic, Series 96, 6.000%,
  01/05/06..............................       400,000            415,573
                                                           --------------
                                                                2,814,636
                                                           --------------
TOTAL SOVEREIGN DEBT OBLIGATIONS (COST $2,811,827)              2,814,636
                                                           --------------
SHORT-TERM INVESTMENTS (37.2%)
COMMERCIAL PAPER (14.3%)
ABN AMRO North America, Inc., 1.770%,
  09/16/02..............................       500,000            498,058
Export Development Corp., 1.760%,
  07/10/02..............................       500,000            499,731
Shell Finance, 1.790%, 08/09/02.........       500,000            498,981
UBS Finance, Inc., 1.770%, 08/13/02.....       400,000            399,115
                                                           --------------
                                                                1,895,885
                                                           --------------
SECURITY LENDING COLLATERAL (14.7%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................       342,352            342,352
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................       213,970            213,970
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................       213,970            213,970
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....       213,970            213,970
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................       128,382            128,382
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................       342,352            342,352
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................        68,414             68,414
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       128,382            128,382
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       171,176            171,176
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       128,382            128,382
                                                           --------------
                                                                1,951,350
                                                           --------------

                                        See Notes to Financial Statements.    65

ING PIMCO TOTAL RETURN PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                             PRINCIPAL         MARKET
                                              AMOUNT           VALUE
                                          ---------------  --------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES
   (8.2%)
FHLB, 1.710%, 07/17/02..................    $  500,000     $      499,572
FHLMC, 1.740%, 08/20/02.................       600,000            598,492
                                                           --------------
                                                                1,098,064
                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,945,299)                  4,945,299
                                                           --------------

TOTAL INVESTMENTS AT MARKET VALUE
(151.7%)
  (COST $20,102,695)                      $  20,147,822
OTHER LIABILITIES IN EXCESS OF ASSETS
(-51.7%)                                     (6,868,575)
                                          -------------
NET ASSETS (100.0%)                       $  13,279,247
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $108,188
Unrealized losses.................................  (63,061)
                                                    -------
  Net unrealized gain.............................  $45,127
                                                    =======

   #  Denotes all or a portion of security on loan. (Note 7)

   *  Non-income producing security.

 {::} Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold intransactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002 the market value of these securities amounted to $162,309 or 1.22% of net assets.

 FHLB Federal Home Loan Bank

 FHLMC Federal Home Loan Mortgage Corporation

 FNMA Federal National Mortgage Corporation

 TBA To Be Announced.

 Category percentages are based on net assets.

66     See Notes to Financial Statements.

ING SALOMON BROTHERS CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
COMMON STOCKS (90.3%)
BANKING (6.9%)
Bank of New York Co., Inc...............    24,200   $        816,750
FleetBoston Financial Corp..............    32,700          1,057,845
Mercantile Bankshares Corp..............    12,400            508,772
Wachovia Corp...........................    13,100            500,158
                                                     ----------------
                                                            2,883,525
                                                     ----------------
BEVERAGES, FOOD & TOBACCO (1.5%)
Hormel Foods Corp.......................    26,000            622,440
                                                     ----------------
BIOTECHNOLOGY (0.7%)
Biogen, Inc.*...........................     6,700            277,581
                                                     ----------------
BUSINESS MACHINES (2.3%)
Dell Computer Corp.*....................    36,700            959,338
                                                     ----------------
CHEMICALS (2.4%)
OM Group, Inc...........................     8,900            551,800
PolyOne Corp............................    42,500            478,125
                                                     ----------------
                                                            1,029,925
                                                     ----------------
COMPUTER SOFTWARE & PROCESSING (1.0%)
Genuity, Inc., Class A#*................    26,300             99,940
i2 Technologies, Inc.*..................   183,800            272,024
Viant Corp.*............................    40,300             49,166
                                                     ----------------
                                                              421,130
                                                     ----------------
COMPUTERS & INFORMATION (2.0%)
3Com Corp.*.............................   175,000            770,000
Latitude Communications, Inc.*..........    54,000             71,280
                                                     ----------------
                                                              841,280
                                                     ----------------
DIVERSIFIED COMPUTER PRODUCTS (2.5%)
Sun Microsystems, Inc.*.................   214,000          1,072,140
                                                     ----------------
ELECTRONICS (4.6%)
Agere Systems, Inc.*....................     2,666              3,733
Agere Systems, Inc., Class B*...........    65,452             98,178
Comverse Technology, Inc.*..............   118,200          1,094,532
General Motors Corp., Class H*..........    31,100            323,440
Micron Technology, Inc.*................    15,800            319,476
Texas Instruments, Inc..................     3,200             75,840
                                                     ----------------
                                                            1,915,199
                                                     ----------------
FINANCIAL SERVICES (5.2%)
Berkshire Hathaway, Inc., Class A#*.....        10            668,000
Goldman Sachs Group, Inc. (The).........     6,500            476,775
Merrill Lynch & Co......................    25,900          1,048,950
                                                     ----------------
                                                            2,193,725
                                                     ----------------
FOOD RETAILERS (7.1%)
Fine Host Corp.*........................     5,486             43,888
Kroger Co. (The)*.......................    36,700            730,330
Pathmark Stores, Inc.*..................    30,000            564,300
Safeway, Inc.*..........................    55,800          1,628,802
                                                     ----------------
                                                            2,967,320
                                                     ----------------
                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
HEALTH CARE PROVIDERS & SERVICES (1.7%)
HCA, Inc................................    14,800   $        703,000
                                                     ----------------
INSURANCE (7.9%)
American International Group, Inc.......    24,500          1,671,635
Partner Re Ltd. (Bermuda)...............    13,800            675,510
XL Capital Ltd. (Bermuda)...............    11,400            965,580
                                                     ----------------
                                                            3,312,725
                                                     ----------------
MEDIA--BROADCASTING & PUBLISHING (3.0%)
Liberty Media Corp., Class A*...........    47,900            479,000
News Corp. Ltd. ADR (Australia).........    39,600            782,100
                                                     ----------------
                                                            1,261,100
                                                     ----------------
MEDICAL AND HEALTH PRODUCTS (4.1%)
Alcon Inc. (Switzerland)*...............     6,700            229,475
Amersham PLC (United Kingdom)...........    38,500            341,603
Amersham PLC ADR (United Kingdom).......     8,100            359,316
Invitrogen Corp.*.......................    24,400            781,044
                                                     ----------------
                                                            1,711,438
                                                     ----------------
METALS AND MINING (3.7%)
AK Steel Holding Corp.*.................    55,900            716,079
Alcoa, Inc..............................    25,500            845,325
                                                     ----------------
                                                            1,561,404
                                                     ----------------
OIL & GAS (2.5%)
SEACOR SMIT, Inc.*......................    11,500            544,525
Suncor Energy, Inc. (Canada)#...........    28,700            512,582
                                                     ----------------
                                                            1,057,107
                                                     ----------------
PHARMACEUTICALS (10.5%)
Ligand Pharmaceuticals, Inc.,
  Class B*..............................    64,800            939,600
Medarex, Inc.*..........................    87,700            650,734
Novartis AG ADR (Switzerland)...........    23,700          1,038,771
Schering-Plough Corp....................    36,474            897,260
Teva Pharmaceutical Industries Ltd. ADR
  (Israel)#.............................    13,400            894,852
                                                     ----------------
                                                            4,421,217
                                                     ----------------
RETAILERS (8.2%)
Costco Wholesale Corp.*.................    49,600          1,915,552
Federated Department Stores, Inc.*......    20,600            817,820
KMart Corp.#............................   106,600            109,798
Staples, Inc.#*.........................    30,500            600,850
                                                     ----------------
                                                            3,444,020
                                                     ----------------
TELECOMMUNICATIONS (12.5%)
ADC Telecommunications, Inc.*...........   147,200            337,088
AT&T Corp...............................    51,800            554,260
AT&T Wireless Services, Inc.#*..........   114,187            667,994
CIENA Corp.*............................   183,200            767,608
Dobson Communications Corp.,
  Class A*..............................   114,800             98,728
Lucent Technologies, Inc.*..............   439,700            729,902
Qwest Communications
  International, Inc.*..................    31,900             89,320
Tellabs, Inc.*..........................    27,000            167,400

                                        See Notes to Financial Statements.    67

ING SALOMON BROTHERS CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                           SHARES         VALUE
                                          ---------  ----------------
TELECOMMUNICATIONS (CONTINUED)
UnitedGlobalCom, Inc., Class A*.........    51,011   $        140,280
Verizon Communications..................    42,600          1,710,390
                                                     ----------------
                                                            5,262,970
                                                     ----------------
TOTAL COMMON STOCKS (COST $44,707,477)                     37,918,584
                                                     ----------------
CONVERTIBLE PREFERRED STOCKS (0.8%)
RETAILERS (0.8%)
KMart Financing+........................    57,600            345,600
                                                     ----------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $412,205)            345,600
                                                     ----------------

                                          PRINCIPAL
                                            AMOUNT
                                          ----------
CORPORATE DEBT (3.2%)
RETAILERS (1.5%)
KMart Corp., 8.375%, 12/01/04+..........  $1,000,000      390,000
KMart Corp. (144A), 9.875%,
  06/15/08{::}+.........................     590,000      236,000
                                                      -----------
                                                          626,000
                                                      -----------
TELECOMMUNICATIONS (1.7%)
AT&T Wireless Services, Inc., 7.875%,
  03/01/11..............................     330,000      267,020
NTL Communications Corp. - Series B,
  12.375%, 10/01/08+....................     190,000       38,950
NTL, Inc. - Series B, 9.375%,
  04/01/08+.............................     615,000      138,375
NTL, Inc. - Series B, 10.000%,
  02/15/07+.............................     150,000       40,500
United Pan-Europe Communications N.V. -
  Series B, 0.000%, 11.250%, 02/01/10
  (Yankee){/\}+.........................      35,000        4,725
United Pan-Europe Communications N.V. -
  Series B, 0.000%, 12.500%, 08/01/09
  (Yankee){/\}..........................   1,362,000      136,200
United Pan-Europe Communications N.V. -
  Series B, 0.000%, 13.375%,
  11/01/09{/\}..........................     825,000       82,500
United Pan-Europe Communications N.V. -
  Series B, 0.000%, 13.750%,
  02/01/10#{/\}.........................     200,000       20,000
                                                      -----------
                                                          728,270
                                                      -----------
TOTAL CORPORATE DEBT (COST $1,829,157)                  1,354,270
                                                      -----------
CONVERTIBLE DEBT (3.7%)
OIL SERVICES (0.2%)
Friede Goldman Halter, Inc., 4.500%,
  09/15/04+.............................     555,000       58,275
                                                      -----------
TELECOMMUNICATIONS (3.5%)
CIENA Corp., 3.750%, 02/01/08...........   1,960,000    1,163,750
NTL (Delaware), Inc., 5.750%,
  12/15/09+.............................     660,000      102,300
NTL Communications Corp., 6.750%,
  05/15/08+.............................     170,000       57,800
NTL Communications Corp. (144A), 6.750%,
  05/15/08#{::}+........................     445,000      151,300
                                                      -----------
                                                        1,475,150
                                                      -----------
TOTAL CONVERTIBLE DEBT (COST $2,087,813)                1,533,425
                                                      -----------

                                          SHARE/PRINCIPAL       MARKET
                                              AMOUNT             VALUE
                                          ---------------  -----------------
SHORT-TERM INVESTMENTS (7.3%)
SECURITY LENDING COLLATERAL (7.3%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................    $  539,399     $         539,399
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................       337,125               337,125
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................       337,125               337,125
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....       337,125               337,125
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................       202,275               202,275
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................       539,399               539,399
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       107,793               107,793
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       202,275               202,275
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       269,700               269,700
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       202,275               202,275
                                                           -----------------
                                                                   3,074,491
                                                           -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,074,491)                     3,074,491
                                                           -----------------

TOTAL INVESTMENTS AT MARKET VALUE
(105.3%)
  (COST $52,111,143)                      $  44,226,370
OTHER LIABILITIES IN EXCESS OF ASSETS
(-5.3%)                                      (2,223,574)
                                          -------------
NET ASSETS (100.0%)                       $  42,002,796
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $ 2,372,771
Unrealized losses.................................  (10,257,544)
                                                    -----------
  Net unrealized (loss)...........................  $(7,884,773)
                                                    ===========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

   +  Security is in default.

 {/\} Security is a "step-up" bond where coupon increases or steps at a predetermined rate. Rates shown are current coupon and next coupon when security "steps up".

 {::} Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002 the market value of these securities amounted to $387,300 or 0.92% of net assets.

 ADR American Depository Receipt

 YANKEE U.S. Dollar denominated bonds issued by non U.S. Companies in the U.S.

 Category percentages are based on net assets.

68     See Notes to Financial Statements.

ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (1.2%)
United Technologies, Inc................     8,800   $      597,520
                                                     --------------
BANKING (12.4%)
Bank of America Corp....................    10,500          738,780
Bank of New York Co., Inc...............    21,500          725,625
FleetBoston Financial Corp..............    24,500          792,575
J.P. Morgan Chase & Co..................    20,400          691,968
U.S. Bancorp............................    43,800        1,022,730
Wachovia Corp...........................    22,900          874,322
Washington Mutual, Inc..................    19,400          719,934
Wells Fargo & Co........................    17,900          896,074
                                                     --------------
                                                          6,462,008
                                                     --------------
BEVERAGES, FOOD & TOBACCO (3.7%)
General Mills, Inc......................    10,000          440,800
Philip Morris Co., Inc..................    18,900          825,552
R.J. Reynolds Tobacco Holdings, Inc.....    12,100          650,375
                                                     --------------
                                                          1,916,727
                                                     --------------
BUSINESS MACHINES (4.0%)
Dell Computer Corp.*....................    27,400          716,236
Hewlett-Packard Co......................    62,600          956,528
International Business Machines Corp....     5,800          417,600
                                                     --------------
                                                          2,090,364
                                                     --------------
CAPITAL EQUIPMENT (1.4%)
Honeywell International, Inc............    21,200          746,876
                                                     --------------
CHEMICALS (1.3%)
Dow Chemical Co.........................    19,600          673,848
                                                     --------------
COMPUTER SOFTWARE & PROCESSING (0.4%)
Computer Associates
  International, Inc....................    10,600          168,434
Genuity, Inc., Class A#*................     4,105           15,599
                                                     --------------
                                                            184,033
                                                     --------------
COMPUTERS & INFORMATION (0.5%)
3Com Corp.*.............................    54,400          239,360
                                                     --------------
DIVERSIFIED COMPUTER PRODUCTS (1.5%)
Sun Microsystems, Inc.*.................   159,900          801,099
                                                     --------------
ELECTRIC UTILITIES (1.4%)
American Electric Power
  Company, Inc..........................    17,500          700,350
                                                     --------------
ELECTRONICS (4.2%)
Agere Systems, Inc.*....................     1,981            2,773
Agere Systems, Inc., Class B*...........    48,626           72,939
Comverse Technology, Inc.*..............    66,900          619,494
General Motors Corp., Class H*..........    32,300          335,920
Intel Corp..............................     6,200          113,274
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
ELECTRONICS (CONTINUED)
National Semiconductor Corp.*...........    16,100   $      469,637
Solectron Corp.#*.......................    92,500          568,875
                                                     --------------
                                                          2,182,912
                                                     --------------
ENTERTAINMENT & LEISURE (0.7%)
MGM Mirage, Inc.#*......................    10,802          364,568
                                                     --------------
FINANCIAL SERVICES (12.0%)
American Express Corp...................    20,900          759,088
Federal Home Loan Mortgage Corp.........    11,300          691,560
Goldman Sachs Group, Inc. (The).........    10,700          784,845
Household International, Inc............    15,000          745,500
MBNA Corp...............................    21,500          711,005
Merrill Lynch & Co......................    22,400          907,200
Morgan Stanley Dean Witter & Co.........    16,500          710,820
Waddell & Reed Financial, Inc.,
  Class A...............................    39,800          912,216
                                                     --------------
                                                          6,222,234
                                                     --------------
FOOD RETAILERS (1.7%)
Safeway, Inc.*..........................    30,600          893,214
                                                     --------------
FOREST PRODUCTS & PAPER (3.7%)
International Paper Co..................    21,000          915,180
Kimberly - Clark Corp...................    16,300        1,010,600
                                                     --------------
                                                          1,925,780
                                                     --------------
HEALTH CARE PROVIDERS & SERVICES (1.6%)
HCA, Inc................................    17,900          850,250
                                                     --------------
INSURANCE (4.5%)
American International Group, Inc.......    12,000          818,760
Manulife Financial Corp. (Canada)#......    25,800          737,880
XL Capital Ltd. (Bermuda)...............     9,000          762,300
                                                     --------------
                                                          2,318,940
                                                     --------------
MEDIA--BROADCASTING & PUBLISHING (3.3%)
Liberty Media Corp., Class A*...........    87,400          874,000
News Corp. Ltd. ADR (Australia).........    42,000          829,500
                                                     --------------
                                                          1,703,500
                                                     --------------
METALS AND MINING (2.0%)
Alcoa, Inc..............................    31,600        1,047,540
                                                     --------------
OIL & GAS (10.6%)
Anadarko Petroleum Corp.................     3,900          192,270
Burlington Resources, Inc...............    19,100          725,800
Conoco, Inc.............................    25,900          720,020
El Paso Corp............................    42,400          873,864
Marathon Oil Corp.......................    18,500          501,720
Merck & Co., Inc........................     6,700          339,288
Royal Dutch Petroleum Co. N.V., NY
  Shares (Netherlands)..................    11,200          619,024
Total Fina SA ADR (France)#.............    10,100          817,090

                                        See Notes to Financial Statements.    69

ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
OIL & GAS (CONTINUED)
Transocean Sedco Forex, Inc.#...........    19,400   $      604,310
Williams Companies, Inc. (The)..........    21,233          127,186
                                                     --------------
                                                          5,520,572
                                                     --------------
PHARMACEUTICALS (7.2%)
Eli Lilly and Co........................     5,800          327,120
Novartis AG ADR (Switzerland)...........    17,300          758,259
Pfizer, Inc.............................    21,200          742,000
Pharmacia Corp..........................    24,200          906,290
Schering-Plough Corp....................    41,200        1,013,520
                                                     --------------
                                                          3,747,189
                                                     --------------
RAILROADS (0.8%)
Canadian National Railway Co.
  (Canada)..............................     8,500          440,300
                                                     --------------
REAL ESTATE (1.1%)
Equity Office Properties Trust (REIT)...    19,500          586,950
                                                     --------------
RESTAURANTS AND LODGING (1.6%)
McDonald's Corp.........................    29,700          844,965
                                                     --------------
RETAILERS (4.3%)
Costco Wholesale Corp.*.................    15,000          579,300
Federated Department Stores, Inc.*......    23,900          948,830
The Gap, Inc.#..........................    48,400          687,280
                                                     --------------
                                                          2,215,410
                                                     --------------
TELECOMMUNICATIONS (12.1%)
AT&T Corp...............................    75,400          806,780
AT&T Wireless Services, Inc.#*..........   129,100          755,235
Lucent Technologies, Inc.*..............   324,400          538,504
Motorola, Inc...........................    54,400          784,448
Nokia Oyj ADR (Finland).................    68,900          997,672
Qwest Communications
  International, Inc.*..................    52,500          147,000
SBC Communications, Inc.................    13,900          423,950
Sprint Corp.............................    58,100          616,441
Verizon Communications..................    30,000        1,204,500
                                                     --------------
                                                          6,274,530
                                                     --------------
TOTAL COMMON STOCKS (COST $57,294,355)                   51,551,039
                                                     --------------

                                          SHARE/PRINCIPAL      MARKET
                                              AMOUNT           VALUE
                                          ---------------  --------------
SHORT-TERM INVESTMENTS (8.9%)
SECURITY LENDING COLLATERAL (8.9%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................     $810,947      $      810,947
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................      506,842             506,842
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................      506,842             506,842
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....      506,842             506,842
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................      304,105             304,105
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................      810,947             810,947
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................      162,061             162,061
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................      304,105             304,105
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................      405,474             405,474
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........      304,105             304,105
                                                           --------------
                                                                4,622,270
                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,622,270)                  4,622,270
                                                           --------------

TOTAL INVESTMENTS AT MARKET VALUE
(108.1%)
  (COST $61,916,625)                      $  56,173,309
OTHER LIABILITIES IN EXCESS OF ASSETS
(-8.1%)                                      (4,200,718)
                                          -------------
NET ASSETS (100.0%)                       $  51,972,591
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $ 4,463,916
Unrealized losses.................................  (10,207,232)
                                                    -----------
  Net unrealized (loss)...........................  $(5,743,316)
                                                    ===========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 ADR American Depository Receipt

 REIT Real Estate Investment Trust

 Category percentages are based on net assets.

70     See Notes to Financial Statements.

ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
COMMON STOCKS (89.5%)
AUSTRALIA (1.6%)
Brambles Industries, Ltd. (Commercial
  Services).............................    345,700   $    1,836,497
Broken Hill Proprietary Co. (Mining)....    417,197        2,418,199
Western Mining Corp. Holding Ltd.
  (Mining)..............................    362,100        1,852,286
                                                      --------------
                                                           6,106,982
                                                      --------------
BELGIUM (0.7%)
Interbrew S.A. (Beverages, Food &
  Tobacco)..............................     87,700        2,524,076
                                                      --------------
BRAZIL (0.4%)
Companhia Vale do Rio Doce (CVRD) ADR
  (Metals)*.............................     50,300        1,391,801
                                                      --------------
CANADA (1.0%)
Canadian National Railway Co.
  (Railroads)#..........................     69,300        3,589,740
                                                      --------------
DENMARK (0.3%)
Group 4 Falck A/S (Commercial
  Services).............................     32,200        1,116,400
                                                      --------------
FINLAND (1.6%)
Nokia Oyj ADR (Telecommunications)......    122,300        1,770,904
Stora Enso Oyj - R Shares (Forest &
  Paper Products).......................    135,400        1,902,207
UPM-Kymmene Oyj (Forest Products &
  Paper)................................     57,200        2,257,306
                                                      --------------
                                                           5,930,417
                                                      --------------
FRANCE (15.7%)
Air Liquide (Chemicals).................     12,034        1,856,242
Autoroutes du Sud de la France (ASF)
  (Business Services)*..................    130,308        3,547,818
Aventis SA (Chemicals)..................    109,478        7,776,890
Axa (Insurance).........................    122,066        2,238,166
BNP Paribas SA (Banking)................    103,243        5,724,081
Credit Lyonnais SA (Financial
  Services).............................     87,285        3,750,479
Dassault Systemes SA (Computer
  Software)#............................      3,683          168,644
Groupe Danone (Beverages, Food &
  Tobacco)..............................     34,941        4,815,394
Pechiney SA - A Shares..................     22,367        1,024,180
Publicis Groupe SA (Advertising)........     59,880        1,656,993
Sanofi-Synthelabo SA
  (Pharmaceuticals).....................     43,309        2,641,290
Schneider SA (Industrial)...............    110,713        5,968,339
Suez SA (Utilities-Electric)............    185,984        4,971,594
Total SA, Series B (Oil & Gas)..........     75,812       12,339,480
                                                      --------------
                                                          58,479,590
                                                      --------------
GERMANY (4.5%)
Allianz AG (Insurance)..................     12,722        2,575,133
Altana AG (Medical and Health
  Products).............................     33,162        1,803,791
BASF AG (Chemicals).....................     45,598        2,128,556
Bayer AG (Chemicals)....................     84,415        2,712,009
Deutsche Telekom AG
  (Telecom-Wireline)....................    159,684        1,501,908
E. On AG (Electric Utilities)...........     34,767        2,022,236
                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
GERMANY (CONTINUED)
SAP AG (Computer Software &
  Processing)...........................     18,460   $    1,813,926
Siemans AG (Electronics)................     34,311        2,064,671
                                                      --------------
                                                          16,622,230
                                                      --------------
ITALY (4.9%)
Credito Italiano (Banking)#.............    583,100        2,644,009
ENI SpA (Oil & Gas)#....................    386,900        6,167,109
Gruppo Editoriale L'Espresso SpA (Media
  - Broadcasting & Publishing)..........          1                3
Gucci Group N.V. (Textiles, Clothing &
  Fabrics)..............................     38,690        3,660,461
RAS SpA (Insurance).....................    211,050        2,839,636
Telecom Italia SpA (Communications)#....    354,900        2,786,355
                                                      --------------
                                                          18,097,573
                                                      --------------
JAPAN (16.5%)
Asahi Glass Co., Ltd. (Industrial)......    278,000        1,780,951
Bridgestone Corp. (Automotive)..........    194,000        2,673,630
Canon, Inc. (Office Equipment &
  Supplies).............................    123,000        4,653,914
Fujitsu Ltd. (Computer Software)........    479,000        3,344,698
Honda Motor Co., Ltd. (Automotive)......     92,300        3,746,734
Ito Yokado Co., Ltd. (Supermarkets).....     38,000        1,904,362
Matsushita Electric Industrial Co., Ltd.
  (Electronics).........................    222,000        3,031,699
Mitsubishi Corp. (Conglomerates)........    364,000        2,635,942
Mitsui & Co., Ltd. (Conglomerates)......    430,000        2,880,434
Mitsui Fudosan (Real Estate)............    324,000        2,868,566
Nintendo Corp., Ltd. (Entertainment)....     19,600        2,889,455
Nissan Motor Co., Ltd.
  (Transportation)......................    666,000        4,617,112
Nomura Securities Co., Ltd. (Financial
  Services).............................    317,000        4,660,027
Sankyo Co., Ltd. (Pharmaceuticals)......    126,000        1,715,427
Sega Enterprises (Electronics)#*........     90,400        2,174,581
Sharp Corp. (Electronics)...............    135,000        1,716,187
Sony Corp. (Electronic Components)......     86,400        4,568,072
Sumitomo Mitsui Banking Corp.
  (Banking).............................    363,000        1,773,691
Takeda Chemicals Industries, Ltd.
  (Pharmaceuticals).....................     52,000        2,284,568
Toyota Motor Corp. (Transportation).....    144,000        3,824,770
Yamanouchi Pharmaceutical Co., Ltd. (Oil
  Services).............................     69,000        1,792,358
                                                      --------------
                                                          61,537,178
                                                      --------------
MEXICO (0.7%)
Cemex SA de CV ADR (Building
  Materials)#...........................     40,370        1,064,153
Grupo Financiero BBVA Bancomer SA de CV,
  O Shares (Banking)*...................  2,158,900        1,756,049
                                                      --------------
                                                           2,820,202
                                                      --------------
NETHERLANDS (4.0%)
ASM Lithography Holding N.V.
  (Electronics)*........................     73,900        1,172,830
DSM N.V. (Chemicals)....................     41,600        1,935,332

                                        See Notes to Financial Statements.    71

ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
NETHERLANDS (CONTINUED)
Elsevier N.V. (Media - Broadcasting &
  Publishing)...........................    123,800   $    1,691,442
Heineken N.V. (Beverages, Food &
  Tobacco)..............................     25,700        1,130,743
Koninklijke Ahold N.V. (Food
  Retailers)............................     85,500        1,803,033
TPG N.V. (Distribution Services)........    169,200        3,831,094
VNU N.V. (Entertainment)................    120,900        3,368,274
                                                      --------------
                                                          14,932,748
                                                      --------------
SOUTH KOREA (3.3%)
Hyundai Motor Co., Ltd. (Automotive)....     24,330          731,114
Kookmin Bank (Banking)..................     88,800        4,310,823
Kookmin Bank ADR (Korea) (Banking)*.....     20,700        1,017,405
Pohang Iron & Steel Co., Ltd............     11,300        1,253,990
Samsung Electronics (Electronic
  Components)...........................     17,780        4,862,528
                                                      --------------
                                                          12,175,860
                                                      --------------
SPAIN (4.0%)
Banco Bilbao Vizcaya Argentaria, SA
  (Banking).............................    317,800        3,602,613
Banco Popular Espanol SA (Banks and
  Credit Companies).....................     93,000        4,122,178
Industria de Diseno Textil, SA
  (Textiles, Clothing & Fabrics)*.......    156,500        3,312,682
Telefonica SA (Communications)*.........    463,182        3,897,862
                                                      --------------
                                                          14,935,335
                                                      --------------
SWEDEN (0.3%)
Assa Abloy AB, Class B (Metals).........     85,000        1,199,401
                                                      --------------
SWITZERLAND (8.7%)
Adecco SA (Business Services)...........     29,625        1,765,081
Credit Suisse Group (Banking)*..........     56,181        1,789,146
Holcim Ltd., Class B (Building
  Materials)............................      7,834        1,803,135
Nestle SA (Beverages, Food & Tobacco)...     25,158        5,883,822
Novartis AG (Pharmaceuticals)...........    267,960       11,820,439
Swiss Reinsurance Company (Insurance)...     29,982        2,940,203
Syngenta AG (Chemicals)*................     42,545        2,564,973
UBS AG (Banking)*.......................     74,304        3,748,503
                                                      --------------
                                                          32,315,302
                                                      --------------
TAIWAN (0.8%)
Hon Hai Precision Industry
  (Industrial)..........................        288            1,177
Taiwan Semiconductor (Electronics)*.....    781,880        1,591,360
United Microelectronics Corp. Ltd.
  (Electronics)*........................  1,322,800        1,587,625
                                                      --------------
                                                           3,180,162
                                                      --------------
UNITED KINGDOM (20.5%)
BAA PLC (Aerospace).....................    257,593        2,360,453
Barclays PLC (Banking)..................    437,070        3,690,838
BP Amoco PLC (Oil & Gas)................  1,264,944       10,662,466
Brambles Industries PLC (Commercial
  Services).............................    606,602        3,046,113
                                          NUMBER OF       MARKET
                                            SHARES        VALUE
                                          ----------  --------------
UNITED KINGDOM (CONTINUED)
British Sky Broadcasting PLC (Media -
  Broadcasting & Publishing)*...........    355,525   $    3,421,004
Compass Group PLC (Distribution
  Services).............................    260,011        1,583,103
GlaxoSmithkline PLC (Medical and Health
  Products).............................    345,713        7,499,414
National Grid Group PLC (Electric
  Utilities)............................    251,618        1,793,760
Reckitt Benckiser PLC (Consumer Goods
  and Services).........................    148,145        2,667,469
Reed International PLC (Media -
  Broadcasting & Publishing)............    203,430        1,940,376
Royal Bank of Scotland Group PLC
  (Banking).............................    298,047        8,480,719
Scottish and Southern Energy Plc
  (Utilities-Electric)..................    488,683        4,851,840
Shell Transport & Trading Co. PLC
  (Oil & Gas)...........................  1,265,154        9,580,379
Six Continents PLC (Entertainment &
  Leisure)..............................     88,054          897,807
Tesco PLC (Food Retailers)..............  1,066,141        3,889,922
Vodafone Group PLC (Wireless &
  Alternative Telecommunications).......  7,315,355       10,071,781
                                                      --------------
                                                          76,437,444
                                                      --------------
TOTAL COMMON STOCKS (COST $333,970,715)                  333,392,441
                                                      --------------

                                          SHARE/PRINCIPAL
                                              AMOUNT
                                          ---------------
SHORT-TERM INVESTMENTS (2.9%)
SECURITY LENDING COLLATERAL (2.9%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................    $1,903,599         1,903,599
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................     1,189,749         1,189,749
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................     1,189,749         1,189,749
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....     1,189,749         1,189,749
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................       713,850           713,850
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................     1,903,599         1,903,599
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       380,416           380,416
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       713,850           713,850
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       951,799           951,799
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       713,850           713,850
                                                           -------------
                                                              10,850,210
                                                           -------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,850,210)               10,850,210
                                                           -------------

72     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                             NUMBER OF        MARKET
                                              SHARES           VALUE
                                          ---------------  -------------
PREFERRED STOCKS (0.8%)
GERMANY (0.8%)
Henkel KGaA (Chemicals).................        40,900     $   2,862,857
                                                           -------------
TOTAL PREFERRED STOCKS (COST $2,754,910)                       2,862,857
                                                           -------------
RIGHTS (0.1%)
FRANCE (0.1%)
L'Air Liquide SA - Rights (Oil &
  Gas)*.................................        12,034           232,030
                                                           -------------
TOTAL RIGHTS (COST $0)                                           232,030
                                                           -------------
WARRANTS (0.0%)
FRANCE (0.0%)
Compagnie Generale d'Industrie et de
  Participations, Strike @ 143, Expires
  (3/31/03) (Financial Services)*.......        27,168               807
                                                           -------------
TOTAL WARRANTS (COST $0)                                             807
                                                           -------------

TOTAL INVESTMENTS AT MARKET VALUE
(93.3%)
  (COST $347,575,835)                       347,338,345
OTHER ASSETS IN EXCESS OF LIABILITIES
(6.7%)                                       24,991,489
                                          -------------
NET ASSETS (100.0%)                       $ 372,329,834
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $23,635,777
Unrealized losses.................................  (23,873,267)
                                                    -----------
  Net unrealized (loss)...........................  $  (237,490)
                                                    ===========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 ADR American Depository Receipt

 Category percentages are based on total net assets.

                                        See Notes to Financial Statements.    73

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF        MARKET
                                            SHARES         VALUE
                                          ----------  ----------------
COMMON STOCKS (98.2%)
AEROSPACE & DEFENSE (0.7%)
Honeywell International, Inc............     90,700   $      3,195,361
                                                      ----------------
AIR & FREIGHT COURIERS (0.8%)
United Parcel Service, Inc. Class B#....     65,600          4,050,800
                                                      ----------------
AUTOMOBILES (1.0%)
Harley-Davidson, Inc....................     94,200          4,829,634
                                                      ----------------
BANKS (3.9%)
Bank of New York Co., Inc...............     45,300          1,528,875
Fifth Third Bancorp.....................     52,800          3,519,120
Mellon Financial Corp...................    133,700          4,202,191
Northern Trust Corp.....................     37,400          1,647,844
U.S. Bancorp............................    273,400          6,383,890
Wells Fargo & Co........................     43,400          2,172,604
                                                      ----------------
                                                            19,454,524
                                                      ----------------
BEVERAGES (2.1%)
AmBev (Brazil)..........................  10,498,000         1,628,240
Coca-Cola Co............................     89,700          5,023,200
Pepsico, Inc............................     75,100          3,619,820
                                                      ----------------
                                                            10,271,260
                                                      ----------------
BEVERAGES, FOOD & TOBACCO (0.6%)
Anheuser-Busch Co., Inc.................     63,100          3,155,000
                                                      ----------------
BIOTECHNOLOGY (1.0%)
Amgen, Inc.*............................     41,000          1,717,080
MedImmune, Inc.*........................    124,300          3,281,520
                                                      ----------------
                                                             4,998,600
                                                      ----------------
COMMERCIAL SERVICES & SUPPLIES (7.7%)
Apollo Group, Inc., Class A#*...........     93,950          3,702,569
Automatic Data Processing, Inc..........     68,500          2,983,175
Cendant Corp.#*.........................    349,600          5,551,648
Concord EFS, Inc.*......................    223,300          6,730,262
Convergys Corp.#*.......................     71,100          1,385,028
First Data Corp.........................    364,600         13,563,120
Securitas AB - B Shares (Sweden)........    189,000          3,892,228
                                                      ----------------
                                                            37,808,030
                                                      ----------------
COMMUNICATIONS EQUIPMENT (2.4%)
Brocade Communications
  Systems, Inc.*........................     43,300            756,884
Cisco Systems, Inc.*....................    472,900          6,596,955
Nokia Oyj ADR (Finland).................     74,800          1,083,104
QUALCOMM, Inc.*.........................    118,200          3,249,318
                                                      ----------------
                                                            11,686,261
                                                      ----------------
COMPUTERS & PERIPHERALS (1.2%)
Dell Computer Corp.*....................    137,100          3,583,794
Lexmark International Group, Inc.*......     46,800          2,545,920
                                                      ----------------
                                                             6,129,714
                                                      ----------------
                                          NUMBER OF        MARKET
                                            SHARES         VALUE
                                          ----------  ----------------
DISTRIBUTION SERVICES (0.7%)
SYSCO Corp..............................    130,000   $      3,538,600
                                                      ----------------
DIVERSIFIED FINANCIALS (7.9%)
Capital One Financial Corp.#............     46,400          2,832,720
Citigroup, Inc..........................    515,310         19,968,262
Federal National Mortgage Association...     62,200          4,587,250
Merrill Lynch & Co......................    120,900          4,896,450
Morgan Stanley Dean Witter & Co.........     71,100          3,062,988
SLM Corp.#..............................     18,900          1,831,410
State Street Corp.......................     42,800          1,913,160
                                                      ----------------
                                                            39,092,240
                                                      ----------------
ELECTRONIC COMPONENTS (0.3%)
Texas Instruments, Inc..................     59,000          1,398,300
                                                      ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  (0.2%)
Flextronics International Ltd.*.........    159,400          1,136,522
                                                      ----------------
ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes, Inc.......................    123,000          4,094,670
Schlumberger Ltd........................     38,800          1,804,200
                                                      ----------------
                                                             5,898,870
                                                      ----------------
FINANCIAL SERVICES (4.2%)
Fairfax Financial Holdings Ltd.
  (Canada)*.............................      5,100            512,800
Federal Home Loan Mortgage Corp.........    271,500         16,615,800
Fiserv, Inc.*...........................     29,600          1,086,616
Goldman Sachs Group, Inc. (The).........     31,700          2,325,195
                                                      ----------------
                                                            20,540,411
                                                      ----------------
FOOD & DRUG RETAILING (1.9%)
Koninklijke Ahold N.V. (Netherlands)....    178,100          3,755,791
Safeway, Inc.*..........................     37,000          1,080,030
Walgreen Co.............................    121,300          4,685,819
                                                      ----------------
                                                             9,521,640
                                                      ----------------
FOOD AND BEVERAGE PRODUCTS (0.4%)
General Mills, Inc......................     45,000          1,983,600
                                                      ----------------
GAS UTILITIES (0.3%)
El Paso Corp............................     62,900          1,296,369
                                                      ----------------
GENERAL MERCHANDISERS (0.4%)
Starbucks Corp.*........................     86,600          2,152,010
                                                      ----------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Baxter International, Inc...............    111,300          4,947,285
Waters Corp.#*..........................     63,600          1,698,120
                                                      ----------------
                                                             6,645,405
                                                      ----------------
HEALTH CARE PROVIDERS & SERVICES (8.2%)
AmerisourceBergen Corp.#................     52,900          4,020,400
Cardinal Health, Inc....................     66,000          4,053,060
HCA, Inc................................    121,900          5,790,250
Laboratory Corp. of America
  Holdings#*............................     54,600          2,492,490

74     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF        MARKET
                                            SHARES         VALUE
                                          ----------  ----------------
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
UnitedHealth Group, Inc.................    193,100   $     17,678,305
Wellpoint Health Networks, Inc.*........     85,100          6,621,631
                                                      ----------------
                                                            40,656,136
                                                      ----------------
HOTELS, RESTAURANTS & LEISURE (0.3%)
MGM Mirage, Inc.#*......................     44,700          1,508,625
                                                      ----------------
HOUSEHOLD DURABLES (0.4%)
Sony Corp. (Japan)......................     36,900          1,950,947
                                                      ----------------
HOUSEHOLD PRODUCTS (0.3%)
Colgate-Palmolive Co....................     31,600          1,581,580
                                                      ----------------
INDUSTRIAL CONGLOMERATES (3.1%)
General Electric Co.....................    359,900         10,455,095
Hutchison Whampoa Ltd. (Hong Kong)......    246,670          1,842,132
Tyco International Ltd..................    238,000          3,215,380
                                                      ----------------
                                                            15,512,607
                                                      ----------------
INSURANCE (5.4%)
ACE Ltd. (Bermuda)......................    104,800          3,311,680
American International Group, Inc.......    158,300         10,800,809
Berkshire Hathaway, Inc., Class A#*.....         29          1,937,200
Fairfax Financial Holdings Ltd.
  (Canada)..............................      2,385            239,809
Hartford Financial Services Group.......     64,900          3,859,603
Marsh & McLennan Co., Inc...............     28,500          2,753,100
Progressive Corp........................     32,100          1,856,985
XL Capital Ltd. (Bermuda)...............     24,100          2,041,270
                                                      ----------------
                                                            26,800,456
                                                      ----------------
INTERNET & CATALOG RETAIL (0.1%)
USA Interactive.........................          0            710,535
                                                      ----------------
IT CONSULTING & SERVICES (2.1%)
Accenture, Ltd. (Bermuda)#*.............    171,600          3,260,400
Affiliated Computer Services, Inc.,
  Class A#*.............................    152,200          7,226,456
                                                      ----------------
                                                            10,486,856
                                                      ----------------
MEDIA (8.4%)
AOL Time Warner, Inc.*..................    365,600          5,377,976
Clear Channel Communications, Inc.*.....    163,000          5,219,260
Comcast Corp.#*.........................    166,100          3,959,824
Echostar Communications Corp.#*.........     73,700          1,367,872
Liberty Media Corp., Class A*...........    491,500          4,915,000
Omnicom Group, Inc......................     75,800          3,471,640
Univision Communications, Inc.,
  Class A#*.............................    119,200          3,742,880
USA Networks, Inc.#*....................    101,400          2,377,830
Viacom, Inc., Class B*..................    219,330          9,731,672
Walt Disney Co..........................     80,400          1,519,560
                                                      ----------------
                                                            41,683,514
                                                      ----------------
MULTILINE RETAIL (4.1%)
Kohl's Corp.*...........................     41,000          2,873,280
                                          NUMBER OF        MARKET
                                            SHARES         VALUE
                                          ----------  ----------------
MULTILINE RETAIL (CONTINUED)
Target Corp.............................    252,400   $      9,616,440
Wal-Mart de Mexico SA ADR (Mexico)#.....     78,600          2,134,792
Wal-Mart Stores, Inc....................     97,800          5,379,978
                                                      ----------------
                                                            20,004,490
                                                      ----------------
OIL & GAS (2.5%)
ChevronTexaco Corp......................     66,400          5,876,400
Exxon Mobil Corp........................    162,438          6,646,963
                                                      ----------------
                                                            12,523,363
                                                      ----------------
PHARMACEUTICALS (10.5%)
Abbott Laboratories.....................     58,700          2,210,055
Biovail Corp. (Canada)#*................     68,700          1,989,552
Eli Lilly and Co........................     35,500          2,002,200
Johnson & Johnson.......................    157,300          8,220,498
Pfizer, Inc.............................    487,625         17,066,875
Pharmacia Corp..........................    104,974          3,931,276
Sanofi-Synthelabo SA (France)...........     86,600          5,281,483
Schering-Plough Corp....................     23,700            583,020
Wyeth...................................    204,100         10,449,920
                                                      ----------------
                                                            51,734,879
                                                      ----------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.0%)
Analog Devices, Inc.*...................     73,900          2,194,830
Applied Materials, Inc.#*...............     46,800            890,136
Intel Corp..............................    173,400          3,168,018
Maxim Intergrated Products, Inc.*.......     41,700          1,598,361
Samsung Electronics (South Korea).......      7,300          1,996,426
                                                      ----------------
                                                             9,847,771
                                                      ----------------
SOFTWARE (3.8%)
Adobe Systems, Inc......................     66,500          1,895,250
Microsoft Corp.*........................    262,700         14,369,690
Siebel Systems, Inc.*...................     36,700            521,874
Veritas Software Corp.*.................     88,300          1,747,457
                                                      ----------------
                                                            18,534,271
                                                      ----------------
SPECIALTY RETAIL (3.3%)
Best Buy Co., Inc.*.....................     48,150          1,747,845
Home Depot, Inc.........................    258,100          9,480,013
Industria de Diseno Textil, SA
  (Spain)*..............................    151,900          3,215,313
The Gap, Inc.#..........................    114,600          1,627,320
                                                      ----------------
                                                            16,070,491
                                                      ----------------
TELECOMMUNICATIONS (0.5%)
AT&T Corp...............................    216,500          2,316,550
                                                      ----------------
TOBACCO (1.1%)
Philip Morris Co., Inc..................    127,200          5,556,096
                                                      ----------------
WIRELESS TELECOMMUNICATION SERVICES
  (1.9%)
NTT DoCoMo, Inc. (Japan)................        616          1,517,812

                                        See Notes to Financial Statements.    75

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF        MARKET
                                            SHARES         VALUE
                                          ----------  ----------------
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
Vodafone Group PLC (United Kingdom)#....  4,822,114   $      6,639,087
Vodafone Group PLC, ADR (United
  Kingdom)..............................     80,100          1,093,365
                                                      ----------------
                                                             9,250,264
                                                      ----------------
TOTAL COMMON STOCKS (COST $523,825,871)                    485,512,582
                                                      ----------------

                                          SHARE/PRINCIPAL
                                              AMOUNT
                                          ---------------
SHORT-TERM INVESTMENTS (10.0%)
SECURITY LENDING COLLATERAL (10.0%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................    $8,628,096           8,628,096
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................     5,392,558           5,392,558
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................     5,392,557           5,392,557
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....     5,392,557           5,392,557
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................     3,513,401           3,513,401
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................     9,428,981           9,428,981
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       645,482             645,482
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................     3,235,534           3,235,534
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................     4,314,045           4,314,045
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........     3,235,534           3,235,534
                                                           ---------------
                                                                49,178,745
                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $49,178,745)                 49,178,745
                                                           ---------------

TOTAL INVESTMENTS AT MARKET VALUE
(108.2%)
  (COST $573,004,616)                     $ 534,691,327
OTHER LIABILITIES IN EXCESS OF ASSETS
(-8.2%)                                     (40,314,359)
                                          -------------
NET ASSETS (100.0%)                       $ 494,376,968
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $45,759,505
Unrealized losses.................................  (84,072,794)
                                                    -----------
  Net unrealized (loss)...........................  $(38,313,289)
                                                    ===========

   #  Denotes all or a portion of security on loan. (Note 7)

   *  Non-income producing security.

 ADR American Depository Receipt

 Category percentages are based on net assets.

76     See Notes to Financial Statements.

ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMMON STOCKS (100.4%)
ADVERTISING (0.2%)
Interpublic Group of Companies, Inc.....       700   $       17,332
Omnicom Group, Inc......................       300           13,740
TMP Worldwide, Inc.*....................       200            4,300
                                                     --------------
                                                             35,372
                                                     --------------
AEROSPACE & DEFENSE (1.7%)
Boeing Co...............................     1,400           63,000
General Dynamics Corp...................       300           31,905
Goodrich Corp...........................       200            5,464
Lockheed Martin Corp....................       800           55,600
Northrop Grumman Corp...................       200           25,000
Raytheon Co.............................       700           28,525
Rockwell Collins, Inc...................       300            8,226
United Technologies, Inc................       800           54,320
                                                     --------------
                                                            272,040
                                                     --------------
AIRLINES (0.2%)
AMR Corp.*..............................       300            5,058
Delta Air Lines, Inc....................       200            4,000
Southwest Airlines Co...................     1,300           21,008
                                                     --------------
                                                             30,066
                                                     --------------
APPAREL RETAILERS (0.1%)
Limited, Inc............................       900           19,170
                                                     --------------
AUTOMOTIVE (1.2%)
Dana Corp...............................       300            5,559
Delphi Automotive Systems Corp..........     1,000           13,200
Ford Motor Co...........................     3,100           49,600
General Motors Corp.....................     1,000           53,450
Genuine Parts Co........................       300           10,461
Goodyear Tire & Rubber Co.#.............       300            5,613
Harley-Davidson, Inc....................       500           25,635
Navistar International Corp.............       100            3,200
PACCAR, Inc.............................       200            8,878
TRW, Inc................................       200           11,396
Visteon Corp............................       300            4,260
                                                     --------------
                                                            191,252
                                                     --------------
BANKING (10.3%)
AmSouth Bancorp.........................       600           13,428
Bank Of America Corp....................     2,600          182,936
Bank of New York Co., Inc...............     1,300           43,875
Bank One Corp...........................     2,000           76,960
BB&T Corp...............................       800           30,880
Charter One Financial, Inc..............       400           13,752
Citigroup, Inc..........................     8,800          341,000
Comerica, Inc...........................       300           18,420
Fifth Third Bancorp.....................     1,000           66,650
First Tennessee National Corp...........       200            7,660
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
BANKING (CONTINUED)
FleetBoston Financial Corp..............     1,800   $       58,230
Golden West Financial Corp..............       300           20,634
Huntington Bancshares, Inc..............       500            9,710
J.P. Morgan Chase & Co..................     3,400          115,328
KeyCorp.................................       800           21,840
Marshall & Ilsley Corp..................       400           12,372
National City Corp......................     1,100           36,575
Northern Trust Corp.....................       400           17,624
PNC Financial Services Group............       500           26,140
Regions Financial Corp..................       400           14,060
Southtrust Corp.........................       600           15,672
State Street Corp.......................       600           26,820
SunTrust Banks, Inc.....................       500           33,860
Synovus Financial Corp..................       500           13,760
U.S. Bancorp............................     3,300           77,055
Union Planters Corp.....................       400           12,948
Wachovia Corp...........................     2,300           87,814
Washington Mutual, Inc..................     1,700           63,087
Wells Fargo & Co........................     2,900          145,174
Zions Bancorp...........................       200           10,420
                                                     --------------
                                                          1,614,684
                                                     --------------
BEVERAGES, FOOD & TOBACCO (6.0%)
Anheuser-Busch Co., Inc.................     1,500           75,000
Archer-Daniels-Midland Co...............     1,100           14,069
Brown-Forman Corp., Class B.............       100            6,900
Campbell Soup Co........................       700           19,362
Coca-Cola Co............................     4,300          240,800
Coca-Cola Enterprises, Inc..............       800           17,664
Conagra Foods, Inc......................       900           24,885
General Mills, Inc......................       600           26,448
Heinz (H.J.) Co.........................       600           24,660
Hershey Foods Corp......................       200           12,500
Kellogg Co..............................       700           25,102
Pepsi Bottling Group, Inc...............       500           15,400
Pepsico, Inc............................     3,000          144,600
Philip Morris Co., Inc..................     3,700          161,616
Sara Lee Corp...........................     1,400           28,896
SUPERVALU, Inc..........................       200            4,906
Unilever N.V. (Netherlands).............     1,000           64,800
UST, Inc................................       300           10,200
Wm. Wrigley Jr., Co.#...................       400           22,140
                                                     --------------
                                                            939,948
                                                     --------------
BIOTECHNOLOGY (0.8%)
Amgen, Inc.*............................     1,800           75,384
Biogen, Inc.*...........................       300           12,429
Genzyme Corp.*..........................       400            7,696

                                        See Notes to Financial Statements.    77

ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
BIOTECHNOLOGY (CONTINUED)
Immunex Corp.*..........................     1,000   $       22,340
MedImmune, Inc.*........................       400           10,560
                                                     --------------
                                                            128,409
                                                     --------------
BUILDING MATERIALS (0.1%)
Vulcan Materials Co.....................       200            8,760
                                                     --------------
BUSINESS MACHINES (2.7%)
Apple Computer, Inc.*...................       600           10,632
Dell Computer Corp.*....................     4,500          117,630
Gateway, Inc.*..........................       600            2,664
Hewlett-Packard Co......................     5,200           79,456
International Business Machines Corp....     2,900          208,800
                                                     --------------
                                                            419,182
                                                     --------------
BUSINESS SERVICES (0.6%)
Cintas Corp.............................       300           14,829
Computer Sciences Corp.#*...............       300           14,340
Convergys Corp.*........................       300            5,844
FedEx Corp..............................       500           26,700
Paychex, Inc............................       600           18,774
Sabre Holdings Corp.*...................       300           10,740
Unisys Corp.*...........................       600            5,400
                                                     --------------
                                                             96,627
                                                     --------------
CAPITAL EQUIPMENT (0.4%)
Honeywell International, Inc............     1,400           49,322
Rockwell International Corp.............       400            7,992
                                                     --------------
                                                             57,314
                                                     --------------
CHEMICALS (2.2%)
3M Co...................................       700           86,100
Air Products & Chemicals, Inc...........       400           20,188
Avery Dennison Corp.....................       200           12,550
Dow Chemical Co.........................     1,600           55,008
Du Pont (E.I.) de Nemours...............     1,700           75,480
Eastman Chemical Co.....................       200            9,380
Ecolab, Inc.............................       200            9,246
Engelhard Corp..........................       300            8,496
International Flavors &
  Fragrances, Inc.......................       200            6,498
PPG Industries, Inc.....................       300           18,570
Praxair, Inc............................       300           17,091
Rohm & Haas Co..........................       400           16,196
                                                     --------------
                                                            334,803
                                                     --------------
COMMERCIAL SERVICES (0.3%)
Equifax, Inc............................       300            8,100
Flour Corp. - New.......................       100            3,895
H&R Block, Inc..........................       300           13,845
Moody's Corp............................       300           14,925
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMMERCIAL SERVICES (CONTINUED)
R.R. Donnelley & Sons Co................       200   $        5,510
Robert Half International, Inc.*........       300            6,990
                                                     --------------
                                                             53,265
                                                     --------------
COMPUTER SERVICES (0.6%)
Automatic Data Processing, Inc..........     1,100           47,905
First Data Corp.........................     1,300           48,360
                                                     --------------
                                                             96,265
                                                     --------------
COMPUTER SOFTWARE & PROCESSING (4.8%)
Adobe Systems, Inc......................       400           11,400
Autodesk, Inc.#.........................       200            2,650
BMC Software, Inc.*.....................       400            6,640
Citrix Systems, Inc.*...................       300            1,812
Computer Associates
  International, Inc....................     1,000           15,890
Compuware Corp.#*.......................       700            4,249
Electronic Data Systems Corp............       800           29,720
IMS Health, Inc.........................       500            8,975
Intuit, Inc.*...........................       400           19,888
Mercury Interactive Corp.*..............       200            4,592
Microsoft Corp.*........................     9,300          508,710
NCR Corp.*..............................       200            6,920
Oracle Systems Corp.*...................     9,500           89,965
PeopleSoft, Inc.*.......................       500            7,440
Rational Software Corp.*................       400            3,284
Siebel Systems, Inc.*...................       800           11,376
Symbol Technologies, Inc................       400            3,400
Veritas Software Corp.*.................       700           13,853
                                                     --------------
                                                            750,764
                                                     --------------
COMPUTERS & INFORMATION (1.4%)
Cisco Systems, Inc.*....................    12,600          175,770
International Game Technology*..........       200           11,340
Lexmark International Group, Inc.*......       200           10,880
Network Appliance, Inc.*................       600            7,464
Pitney Bowes, Inc.......................       400           15,888
                                                     --------------
                                                            221,342
                                                     --------------
CONGLOMERATES (0.4%)
Textron, Inc............................       300           14,070
Tyco International Ltd..................     3,400           45,934
                                                     --------------
                                                             60,004
                                                     --------------
CONSUMER GOODS AND SERVICES (0.7%)
Clorox Co...............................       400           16,540
Eastman Kodak Co.#......................       500           14,585
Gillette Co.............................     1,800           60,966
Newell Rubbermaid, Inc..................       500           17,530
                                                     --------------
                                                            109,621
                                                     --------------
CONTAINERS & PACKAGING (0.0%)
Ball Corp.#.............................       100            4,148
                                                     --------------

78     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COSMETICS & PERSONAL CARE (1.7%)
Alberto-Culver Co., Class B.............       100   $        4,780
Avon Products, Inc......................       400           20,896
Colgate-Palmolive Co....................       900           45,045
Procter & Gamble Co.....................     2,200          196,460
                                                     --------------
                                                            267,181
                                                     --------------
DISTRIBUTION SERVICES (0.2%)
SYSCO Corp..............................     1,100           29,942
                                                     --------------
DIVERSIFIED COMPUTER PRODUCTS (0.2%)
Sun Microsystems, Inc.*.................     5,600           28,056
                                                     --------------
EDUCATION (0.1%)
Apollo Group, Inc., Class A*............       300           11,823
                                                     --------------
ELECTRIC UTILITIES (3.0%)
AES Corp.*..............................     1,000            5,420
Allegheny Energy, Inc...................       200            5,150
Ameren Corp.............................       300           12,903
American Electric Power
  Company, Inc..........................       600           24,012
American Power Conversion Corp.*........       400            5,052
Calpine Corp.#*.........................       700            4,921
Cinergy Corp............................       300           10,797
Citizens Communications Co.*............       500            4,180
Consolidated Edison, Inc................       400           16,700
Constellation Energy Group, Inc.........       300            8,802
Dominion Resources, Inc.................       500           33,100
DTE Energy Co...........................       300           13,392
Duke Energy Corp.#......................     1,400           43,540
Edison International*...................       600           10,200
Entergy Corp............................       400           16,976
Exelon Corp.............................       600           31,380
FirstEnergy Corp........................       500           16,690
FPL Group, Inc.#........................       300           17,997
KeySpan Corp............................       300           11,295
Mirant Corp.*...........................       700            5,110
NiSource, Inc...........................       400            8,732
PG&E Corp.*.............................       700           12,523
PPL Corp................................       300            9,924
Progress Energy, Inc....................       400           20,804
Public Service Enterprise
  Group, Inc............................       400           17,320
Reliant Energy, Inc.....................       500            8,450
Sempra Energy...........................       400            8,852
Southern Co.............................     1,200           32,880
TECO Energy, Inc........................       300            7,425
TXU Corp................................       500           25,775
Xcel Energy, Inc........................       700           11,739
                                                     --------------
                                                            462,041
                                                     --------------
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
ELECTRICAL EQUIPMENT (3.2%)
Cooper Industries Ltd., Class A.........       200   $        7,860
General Electric Co.....................    17,100          496,755
                                                     --------------
                                                            504,615
                                                     --------------
ELECTRONIC COMPONENTS (0.9%)
Analog Devices, Inc.*...................       600           17,820
Jabil Circuit, Inc.*....................       300            6,333
LSI Logic Corp.*........................       700            6,125
Maxim Intergrated Products, Inc.*.......       600           22,998
Texas Instruments, Inc..................     3,000           71,100
Xilinx, Inc.*...........................       600           13,458
                                                     --------------
                                                            137,834
                                                     --------------
ELECTRONIC SYSTEMS (0.1%)
Applera Corp. - Applied Biosystems
  Group.................................       400            7,796
QLogic Corp.*...........................       200            7,620
                                                     --------------
                                                             15,416
                                                     --------------
ELECTRONICS (3.3%)
Advanced Micro Devices, Inc.*...........       600            5,832
Agilent Technologies, Inc.*.............       800           18,920
Altera Corp.*...........................       700            9,520
Applied Materials, Inc.*................     2,800           53,256
Applied Micro Circuits Corp.*...........       600            2,838
Broadcom Corp., Class A*................       500            8,770
Comverse Technology, Inc.*..............       300            2,778
EMC Corp.*..............................     3,900           29,445
Emerson.................................       700           37,457
Intel Corp..............................    11,500          210,105
JDS Uniphase Corp.*.....................     2,400            6,408
KLA Instruments Corp.*..................       300           13,197
Linear Technology Corp..................       600           18,858
Micron Technology, Inc.*................     1,000           20,220
Molex, Inc.#............................       300           10,059
National Semiconductor Corp.*...........       300            8,751
Novellus Systems, Inc.#*................       300           10,200
NVIDIA Corp.#*..........................       300            5,154
PerkinElmer, Inc........................       200            2,210
PMC-Sierra, Inc.*.......................       300            2,781
Sanmina Corp.*..........................       900            5,679
Solectron Corp.#*.......................     1,400            8,610
Tektronix, Inc.*........................       200            3,742
Teradyne, Inc.#*........................       300            7,050
Thermo Electron Corp.*..................       300            4,950
Waters Corp.#*..........................       200            5,340
Xerox Corp.*............................     1,300            9,061
                                                     --------------
                                                            521,191
                                                     --------------
ENERGY SERVICES (0.1%)
Baker Hughes, Inc.......................       600           19,974
                                                     --------------

                                        See Notes to Financial Statements.    79

ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
ENTERTAINMENT & LEISURE (0.8%)
Brunswick Corp..........................       200   $        5,600
Carnival Corp., Class A.................     1,000           27,690
Harrah's Entertainment, Inc.*...........       200            8,870
Hasbro, Inc.............................       300            4,068
Mattel, Inc.............................       800           16,864
Walt Disney Co..........................     3,500           66,150
                                                     --------------
                                                            129,242
                                                     --------------
FINANCIAL SERVICES (4.9%)
American Express Corp...................     2,300           83,536
Bear Stearns Companies, Inc.............       200           12,240
Capital One Financial Corp..............       400           24,420
Charles Schwab & Co., Inc...............     2,400           26,880
Concord EFS, Inc.*......................       900           27,126
Countrywide Credit Industries, Inc......       200            9,650
Federal Home Loan Mortgage Corp.........     1,200           73,440
Federal National Mortgage Association...     1,700          125,375
Fiserv, Inc.*...........................       300           11,013
Franklin Resources, Inc.................       500           21,320
Household International, Inc............       800           39,760
John Hancock Financial
  Services, Inc.........................       500           17,600
Lehman Brothers Holdings................       400           25,008
MBNA Corp...............................     1,500           49,605
Mellon Financial Corp...................       800           25,144
Merrill Lynch & Co......................     1,500           60,750
Morgan Stanley Dean Witter & Co.........     1,900           81,852
Providian Financial Corp................       500            2,940
SLM Corp.#..............................       300           29,070
Stilwell Financial, Inc.................       400            7,280
T.Rowe Price Group, Inc.................       200            6,576
                                                     --------------
                                                            760,585
                                                     --------------
FOOD RETAILERS (0.6%)
Albertson's, Inc........................       700           21,322
Kroger Co. (The)*.......................     1,400           27,860
Safeway, Inc.*..........................       800           23,352
Starbucks Corp.*........................       700           17,395
Winn-Dixie Stores, Inc.#................       300            4,677
                                                     --------------
                                                             94,606
                                                     --------------
FOREST PRODUCTS & PAPER (1.1%)
Georgia-Pacific Group...................       400            9,832
International Paper Co..................       900           39,222
Kimberly - Clark Corp...................       900           55,800
MeadWestvaco Corp.......................       400           13,424
Pactiv Corp.*...........................       300            7,140
Sealed Air Corp.#*......................       200            8,054
Temple-Inland, Inc......................       100            5,786
Weyerhauser Co..........................       400           25,540
                                                     --------------
                                                            164,798
                                                     --------------
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
HEALTH CARE PROVIDERS & SERVICES (1.0%)
HCA, Inc................................       900   $       42,750
Health Management Associates, Inc.,
  Class A*..............................       400            8,060
HEALTHSOUTH Corp.*......................       700            8,953
Manor Care, Inc.*.......................       200            4,600
McKesson HBOC, Inc......................       500           16,350
St. Jude Medical, Inc.*.................       200           14,770
UnitedHealth Group, Inc.................       500           45,775
Wellpoint Health Networks, Inc.*........       200           15,562
                                                     --------------
                                                            156,820
                                                     --------------
HEAVY MACHINERY (1.2%)
Black & Decker Corp.....................       200            9,640
Caterpillar, Inc........................       600           29,370
Danaher Corp............................       300           19,905
Deere & Co..............................       400           19,160
Dover Corp..............................       400           14,000
Eaton Corp..............................       100            7,275
Illinois Tool Works, Inc................       500           34,150
Ingersoll Rand Co.......................       300           13,698
Pall Corp...............................       200            4,150
Parker-Hannifin Corp....................       200            9,558
Stanley Works (The).....................       200            8,202
W.W. Grainger, Inc......................       200           10,020
                                                     --------------
                                                            179,128
                                                     --------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES (2.0%)
American Standard Companies, Inc.*......       100            7,510
Bed Bath & Beyond, Inc.*................       500           18,870
Centex Corp.............................       100            5,779
Home Depot, Inc.........................     4,000          146,920
Johnson Controls, Inc...................       200           16,322
KB Home.................................       100            5,151
Leggett & Platt, Inc....................       400            9,360
Lowe's Companies, Inc...................     1,300           59,020
Masco Corp..............................       800           21,688
Maytag Corp.............................       100            4,265
Pulte Homes, Inc........................       100            5,748
Whirlpool Corp..........................       100            6,536
                                                     --------------
                                                            307,169
                                                     --------------
HOUSEHOLD PRODUCTS (0.1%)
Fortune Brands, Inc.....................       300           16,800
                                                     --------------
INSURANCE (4.9%)
ACE Ltd. (Bermuda)......................       500           15,800
Aetna, Inc..............................       300           14,391
Aflac, Inc..............................       900           28,800
Allstate Corp...........................     1,200           44,376
Ambac Financial Group, Inc..............       200           13,440
American International Group, Inc.......     4,500          307,035
Aon Corp................................       500           14,740

80     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
INSURANCE (CONTINUED)
Chubb Corp..............................       300   $       21,240
CIGNA Corp..............................       200           19,484
Cincinnati Financial Corp...............       300           13,959
Hartford Financial Services Group.......       400           23,788
Humana, Inc.*...........................       300            4,689
Jefferson-Pilot Corp....................       300           14,100
Lincoln National Corp...................       300           12,600
Loews Corp..............................       300           15,897
Marsh & McLennan Co., Inc...............       500           48,300
MBIA, Inc...............................       300           16,959
MetLife, Inc............................     1,200           34,560
MGIC Investment Corp....................       200           13,560
Progressive Corp........................       400           23,140
SAFECO Corp.............................       200            6,178
St. Paul Companies, Inc. (The)..........       400           15,568
Torchmark Corp..........................       200            7,640
UNUMProvident Corp......................       400           10,180
XL Capital Ltd. (Bermuda)...............       200           16,940
                                                     --------------
                                                            757,364
                                                     --------------
MANUFACTURING (0.1%)
ITT Industries, Inc.....................       200           14,120
                                                     --------------
MEDIA--BROADCASTING & PUBLISHING (2.9%)
AOL Time Warner, Inc.*..................     7,700          113,267
Clear Channel Communications, Inc.*.....     1,100           35,222
Comcast Corp.#*.........................     1,600           38,144
Dow Jones & Co., Inc....................       200            9,690
Gannett Co., Inc........................       500           37,950
Knight Ridder, Inc......................       200           12,590
McGraw-Hill Companies, Inc..............       300           17,910
New York Times Co.......................       300           15,450
Tribune Co..............................       500           21,750
Univision Communications, Inc.,
  Class A#*.............................       400           12,560
Viacom, Inc., Class B*..................     3,000          133,110
                                                     --------------
                                                            447,643
                                                     --------------
MEDIA - INTERNET (0.1%)
Yahoo! Inc.*............................     1,000           14,760
                                                     --------------
MEDICAL AND HEALTH PRODUCTS (1.8%)
Bausch & Lomb, Inc......................       100            3,385
Baxter International, Inc...............     1,000           44,450
Becton Dickinson & Co...................       400           13,780
Biomet, Inc.............................       500           13,560
Boston Scientific Corp.*................       700           20,524
C.R. Bard, Inc..........................       100            5,658
Guidant Corp.*..........................       500           15,115
Medtronic, Inc..........................     2,100           89,985
Stryker Corp............................       300           16,053
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
MEDICAL AND HEALTH PRODUCTS (CONTINUED)
Tenet Healthcare Corp.*.................       600   $       42,930
Zimmer Holdings, Inc.*..................       300           10,698
                                                     --------------
                                                            276,138
                                                     --------------
METALS AND MINING (0.9%)
Alcan, Inc. (Canada)....................       600           22,512
Alcoa, Inc..............................     1,500           49,725
Barrick Gold Corp. (Canada).............       900           17,091
Freeport-McMoRan Copper & Gold, Inc.
  Class B*..............................       300            5,355
Inco Ltd. (Canada)*.....................       300            6,792
Newmont Mining Corp.....................       700           18,431
Nucor Corp..............................       100            6,504
Phelps Dodge Corp.......................       200            8,240
Placer Dome, Inc. (Canada)..............       600            6,726
United States Steel Corp................       200            3,978
                                                     --------------
                                                            145,354
                                                     --------------
OIL & GAS (9.0%)
Amerada Hess Corp.......................       200           16,500
Anadarko Petroleum Corp.................       400           19,720
Apache Corp.............................       300           17,244
BJ Services Co.*........................       300           10,164
Burlington Resources, Inc...............       400           15,200
ChevronTexaco Corp......................     1,800          159,300
Conoco, Inc.............................     1,100           30,580
Devon Energy Corp.......................       300           14,784
Dynegy, Inc.............................       600            4,320
El Paso Corp............................       900           18,549
EOG Resources, Inc.#....................       200            7,940
Exxon Mobil Corp........................    11,600          474,672
Halliburton Co..........................       800           12,752
Kerr-Mcgee Corp.........................       200           10,710
Kinder Morgan, Inc......................       200            7,604
Marathon Oil Corp.......................       600           16,272
Merck & Co., Inc........................     3,900          197,496
Nabors Industries, Ltd.*................       300           10,590
Noble Corp.*............................       200            7,720
Occidental Petroleum Corp...............       700           20,993
Phillips Petroleum Co...................       700           41,216
Rowan Companies, Inc....................       200            4,290
Royal Dutch Petroleum Co. N.V., NY
  Shares (Netherlands)..................     3,600          198,972
Schlumberger Ltd........................     1,000           46,500
Sunoco, Inc.............................       200            7,126
Transocean Sedco Forex, Inc.............       600           18,690
Unocal Corp.............................       400           14,776
Williams Companies, Inc. (The)..........       900            5,391
                                                     --------------
                                                          1,410,071
                                                     --------------

                                        See Notes to Financial Statements.    81

ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
PHARMACEUTICALS (8.5%)
Abbott Laboratories.....................     2,700   $      101,655
Allergan, Inc...........................       200           13,350
AmerisourceBergen Corp.#................       200           15,200
Bristol-Myers Squibb Co.................     3,300           84,810
Cardinal Health, Inc....................       800           49,128
Chiron Corp.*...........................       300           10,605
Eli Lilly and Co........................     1,900          107,160
Forest Laboratories, Inc.*..............       300           21,240
Johnson & Johnson.......................     5,200          271,752
King Pharmaceuticals, Inc.*.............       400            8,900
Pfizer, Inc.............................    10,700          374,500
Pharmacia Corp..........................     2,200           82,390
Schering-Plough Corp....................     2,500           61,500
Sigma-Aldrich Corp......................       100            5,015
Watson Pharmaceuticals, Inc.*...........       200            5,054
Wyeth...................................     2,300          117,760
                                                     --------------
                                                          1,330,019
                                                     --------------
POLLUTION CONTROL (0.2%)
Allied Waste Industries, Inc.*..........       400            3,840
Waste Management, Inc...................     1,100           28,655
                                                     --------------
                                                             32,495
                                                     --------------
RAILROADS (0.5%)
Burlington Northern Santa Fe Corp.......       700           21,000
CSX Corp................................       400           14,020
Norfolk Southern Corp...................       700           16,366
Union Pacific Corp......................       400           25,312
                                                     --------------
                                                             76,698
                                                     --------------
REAL ESTATE (0.3%)
Equity Office Properties Trust (REIT)...       800           24,080
Equity Residential Properties Trust
  (REIT)................................       500           14,375
Plum Creek Timber Company, Inc.
  (REIT)................................       400           12,280
                                                     --------------
                                                             50,735
                                                     --------------
RESTAURANTS AND LODGING (1.0%)
Cendant Corp.#*.........................     1,800           28,584
Darden Restaurants, Inc.#...............       300            7,410
Hilton Hotels Corp......................       700            9,730
Marriott International, Inc.,
  Class A...............................       400           15,220
McDonald's Corp.........................     2,200           62,590
Starwood Hotels & Resorts
  Worldwide, Inc........................       400           13,156
Wendy's International, Inc..............       200            7,966
Yum! Brands, Inc.*......................       500           14,625
                                                     --------------
                                                            159,281
                                                     --------------
RETAILERS (5.9%)
Autozone, Inc.*.........................       200           15,460
Best Buy Co., Inc.*.....................       600           21,780
Big Lots, Inc...........................       200            3,936
Circuit City Stores - Circuit City
  Group.................................       400            7,500
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
RETAILERS (CONTINUED)
Costco Wholesale Corp.*.................       800   $       30,896
CVS Corp................................       700           21,420
Dillard's, Inc., Class A................       200            5,258
Dollar General Corp.....................       600           11,418
Family Dollar Stores, Inc...............       300           10,575
Federated Department Stores, Inc.*......       400           15,880
J.C. Penney Company, Inc................       500           11,010
Kohl's Corp.*...........................       600           42,048
May Dept Stores.........................       500           16,465
Nike, Inc., Class B.....................       500           26,825
Nordstrom, Inc..........................       200            4,530
Office Depot, Inc.*.....................       500            8,400
Radioshack Corp.........................       300            9,018
Sears, Roebuck and Co...................       500           27,150
Sherwin-Williams Co.....................       300            8,979
Staples, Inc.*..........................       800           15,760
Target Corp.............................     1,600           60,960
The Gap, Inc.#..........................     1,500           21,300
Tiffany & Co............................       300           10,560
TJX Co., Inc............................       900           17,649
Toys 'R' Us, Inc.*......................       400            6,988
Wal-Mart Stores, Inc....................     7,600          418,076
Walgreen Co.............................     1,800           69,534
                                                     --------------
                                                            919,375
                                                     --------------
TELECOMMUNICATIONS (4.9%)
ADC Telecommunications, Inc.*...........     1,500            3,435
ALLTEL Corp.............................       500           23,500
AT&T Corp...............................     6,500           69,550
AT&T Wireless Services, Inc.#*..........     4,700           27,495
Avaya, Inc.*............................       700            3,465
BellSouth Corp..........................     3,200          100,800
CenturyTel, Inc.........................       300            8,850
CIENA Corp.*............................       600            2,514
Corning, Inc.*..........................     1,700            6,035
Lucent Technologies, Inc.#*.............     6,000            9,960
Motorola, Inc...........................     3,900           56,238
Nextel Communications, Inc.,
  Class A*..............................     1,500            4,815
Nortel Networks Corp. (Canada)*.........     6,700            9,715
QUALCOMM, Inc.*.........................     1,300           35,737
Qwest Communications
  International, Inc.*..................     2,900            8,120
SBC Communications, Inc.................     5,700          173,850
Scientific-Atlanta, Inc.................       300            4,935
Sprint Corp.............................     1,500           15,915
Sprint Corp. (PCS Group)#*..............     1,700            7,599
Tellabs, Inc.*..........................       700            4,340
Verizon Communications..................     4,700          188,705
                                                     --------------
                                                            765,573
                                                     --------------

82     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
TEXTILES, CLOTHING & FABRICS (0.2%)
Jones Apparel Group, Inc.*..............       200   $        7,500
Liz Claiborne, Inc......................       300            9,540
VF Corp.................................       200            7,842
                                                     --------------
                                                             24,882
                                                     --------------
TOTAL COMMON STOCKS (COST $18,095,055)                   15,674,765
                                                     --------------

                                          SHARE/PRINCIPAL
                                              AMOUNT
                                          ---------------
SHORT-TERM INVESTMENTS (2.4%)
SECURITY LENDING COLLATERAL (2.4%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................      $64,598             64,598
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................       40,372             40,372
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................       40,374             40,374
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....       40,374             40,374
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................       24,224             24,224
Den Danske, Eurodollar Term, 1.780%,
  07/30/02..............................       64,598             64,598
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       12,913             12,913
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       24,224             24,224
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       32,299             32,299
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       24,224             24,224
                                                           -------------
                                                                 368,200
                                                           -------------
TOTAL SHORT-TERM INVESTMENTS (COST $368,200)                     368,200
                                                           -------------

TOTAL INVESTMENTS AT MARKET VALUE
(102.8%)
  (COST $18,463,255)                      $  16,042,965
OTHER LIABILITIES IN EXCESS OF ASSETS
(-2.8%)                                        (431,841)
                                          -------------
NET ASSETS (100.0%)                       $  15,611,124
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:


Unrealized gains..................................  $  629,167
Unrealized losses.................................  (3,049,457)
                                                    ----------
  Net unrealized (loss)...........................  $(2,420,290)
                                                    ==========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 REIT Real Estate Investment Trust

 Category percentages are based on net assets.

                                        See Notes to Financial Statements.    83

ING VAN KAMPEN COMSTOCK PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
COMMON STOCKS (90.7%)
ADVERTISING (1.3%)
Interpublic Group of Companies, Inc.....     4,430   $      109,687
                                                     --------------
AIRLINES (0.1%)
AMR Corp.*..............................       310            5,227
                                                     --------------
APPAREL RETAILERS (0.8%)
Limited, Inc............................     3,120           66,456
                                                     --------------
BANKING (4.9%)
Bank Of America Corp....................     2,220          156,199
Citigroup, Inc..........................     1,760           68,200
FleetBoston Financial Corp..............       530           17,145
J.P. Morgan Chase & Co..................       990           33,581
PNC Financial Services Group............       300           15,684
SunTrust Banks, Inc.....................       320           21,670
Washington Mutual, Inc..................       550           20,410
Wells Fargo & Co........................     1,400           70,084
                                                     --------------
                                                            402,973
                                                     --------------
BEVERAGES, FOOD & TOBACCO (5.8%)
Coca-Cola Enterprises, Inc..............     2,890           63,811
Conagra Foods, Inc......................     5,390          149,033
Philip Morris Co., Inc..................     1,780           77,750
Sara Lee Corp...........................     9,390          193,810
                                                     --------------
                                                            484,404
                                                     --------------
BUSINESS MACHINES (1.6%)
Dell Computer Corp.*....................       480           12,547
Hewlett-Packard Co......................     6,845          104,592
International Business Machines Corp....       210           15,120
                                                     --------------
                                                            132,259
                                                     --------------
BUSINESS SERVICES (0.1%)
Sungard Data Systems, Inc.*.............       260            6,885
                                                     --------------
CHEMICALS (2.2%)
Dow Chemical Co.........................     5,300          182,214
                                                     --------------
COMPUTER SOFTWARE & PROCESSING (2.0%)
BMC Software, Inc.*.....................       910           15,106
Check Point Software Technologies Ltd.
  (Israel)*.............................     3,160           42,850
Cognex Corp.*...........................     1,970           39,498
Credence Systems Corp.*.................     2,410           42,826
Electronic Data Systems Corp............       190            7,058
Microsoft Corp.*........................       280           15,316
                                                     --------------
                                                            162,654
                                                     --------------
COMPUTERS & INFORMATION (1.2%)
Cisco Systems, Inc.*....................     3,140           43,803
Lexmark International Group, Inc.*......       980           53,312
                                                     --------------
                                                             97,115
                                                     --------------
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
ELECTRIC UTILITIES (8.1%)
American Electric Power
  Company, Inc..........................     1,150   $       46,023
Constellation Energy Group, Inc.........       930           27,286
Duke Energy Corp.#......................       820           25,502
Exelon Corp.............................     2,290          119,767
IDACORP, Inc............................       790           21,883
NSTAR...................................       140            6,269
OGE Energy Corp.........................       460           10,516
Public Service Enterprise
  Group, Inc............................       730           31,609
Reliant Energy, Inc.....................     8,530          144,157
Scottish Power PLC ADR (United
  Kingdom)..............................     3,480           74,472
Southern Co.............................       900           24,660
TXU Corp................................     2,550          131,452
Xcel Energy, Inc........................       280            4,696
                                                     --------------
                                                            668,292
                                                     --------------
ELECTRONIC COMPONENTS (0.5%)
Jabil Circuit, Inc.*....................     1,940           40,953
                                                     --------------
ELECTRONICS (3.6%)
Comverse Technology, Inc.*..............     3,660           33,892
Electronics for Imaging, Inc.*..........     1,790           28,479
Flextronics International Ltd.*.........     5,080           36,220
Intel Corp..............................       180            3,289
JDS Uniphase Corp.*.....................    16,050           42,853
KEMET Corp.*............................       850           15,181
Novellus Systems, Inc.*.................       220            7,480
Sandisk Corp.*..........................       310            3,852
Sanmina Corp.*..........................     5,290           33,380
Solectron Corp.#*.......................    15,510           95,387
                                                     --------------
                                                            300,013
                                                     --------------
ENTERTAINMENT & LEISURE (1.0%)
Walt Disney Co..........................     4,340           82,026
                                                     --------------
FINANCIAL SERVICES (5.3%)
Berkshire Hathaway, Inc., Class B*......        10           22,340
Capital One Financial Corp..............       280           17,094
Federal Home Loan Mortgage Corp.........     3,720          227,664
Federal National Mortgage Association...       300           22,125
Goldman Sachs Group, Inc. (The).........       200           14,670
Instinet Group, Inc.*...................       270            1,760
Merrill Lynch & Co......................     1,970           79,785
Stilwell Financial, Inc.................     2,830           51,506
                                                     --------------
                                                            436,944
                                                     --------------
FOOD RETAILERS (2.1%)
Kroger Co. (The)*.......................     6,560          130,544
Safeway, Inc.*..........................     1,400           40,866
                                                     --------------
                                                            171,410
                                                     --------------
FOREST PRODUCTS & PAPER (3.4%)
Boise Cascade Corp......................     2,040           70,441
International Paper Co..................     3,340          145,557

84     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
FOREST PRODUCTS & PAPER (CONTINUED)
Kimberly - Clark Corp...................       710   $       44,020
Sealed Air Corp.#*......................       490           19,732
                                                     --------------
                                                            279,750
                                                     --------------
HEALTH CARE PROVIDERS & SERVICES (0.2%)
HCA, Inc................................       280           13,300
                                                     --------------
INSURANCE (4.2%)
Aetna, Inc.#............................     1,900           91,143
Allstate Corp...........................     2,290           84,684
Ambac Financial Group, Inc..............       720           48,384
Aon Corp................................       860           25,353
Chubb Corp..............................       450           31,860
LandAmerica Financial Group, Inc........       200            6,300
Principal Financial Group*..............       450           13,950
Torchmark Corp..........................       970           37,054
UNUMProvident Corp......................       500           12,725
                                                     --------------
                                                            351,453
                                                     --------------
MEDICAL SUPPLIES (0.8%)
GlaxoSmithKline PLC ADR (United
  Kingdom)..............................     1,500           64,710
                                                     --------------
METALS AND MINING (2.4%)
Barrick Gold Corp. (Canada).............     2,320           44,057
Freeport-McMoRan Copper & Gold, Inc.
  Class B*..............................     2,970           53,015
Placer Dome, Inc. (Canada)..............     3,110           34,863
United States Steel Corp................     3,230           64,245
                                                     --------------
                                                            196,180
                                                     --------------
OIL & GAS (14.7%)
BP Amoco PLC (United Kingdom)...........     4,370          220,641
ChevronTexaco Corp......................     1,010           89,385
Conoco, Inc.............................     6,100          169,580
Diamond Offshore Drilling, Inc..........     3,180           90,630
Halliburton Co..........................    19,040          303,498
Merck & Co., Inc........................     2,240          113,434
Schlumberger Ltd........................     4,850          225,525
                                                     --------------
                                                          1,212,693
                                                     --------------
PHARMACEUTICALS (6.9%)
Bristol-Myers Squibb Co.................     8,290          213,053
Pharmacia Corp..........................     3,280          122,836
Roche Holdings Ltd. AG ADR
  (Switzerland).........................       670           50,650
Schering-Plough Corp....................     3,640           89,544
Wyeth...................................     1,920           98,304
                                                     --------------
                                                            574,387
                                                     --------------
RAILROADS (0.4%)
Burlington Northern Santa Fe Corp.......     1,250           37,500
                                                     --------------
RESTAURANTS AND LODGING (2.1%)
McDonald's Corp.........................     6,220          176,959
                                                     --------------
RETAILERS (5.9%)
CVS Corp................................     2,510           76,806
Federated Department Stores, Inc.*......     5,860          232,642
                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                          ---------  --------------
RETAILERS (CONTINUED)
The Gap, Inc............................     9,130   $      129,646
Toys 'R' Us, Inc.*......................     1,900           33,193
Zale Corp.*.............................       440           15,950
                                                     --------------
                                                            488,237
                                                     --------------
TELECOMMUNICATIONS (9.1%)
Amdocs Ltd.#*...........................       110              831
Andrew Corp.*...........................       960           13,757
AT&T Corp...............................    11,530          123,371
AT&T Wireless Services, Inc.#*..........     1,000            5,850
Deutsche Telekom AG ADR (Germany).......     2,220           20,668
Motorola, Inc...........................    16,170          233,171
Nokia Oyj ADR (Finland).................     1,230           17,810
Qwest Communications
  International, Inc.*..................    11,070           30,996
Sprint Corp.............................    20,310          215,489
Sprint Corp. (PCS Group)#*..............     4,850           21,680
Telefonaktiebolaget LM Ericsson
  (Sweden)*.............................     8,770           12,629
Verizon Communications..................     1,380           55,407
                                                     --------------
                                                            751,659
                                                     --------------
TOTAL COMMON STOCKS (COST $8,115,187)                     7,496,340
                                                     --------------

                                          SHARE/PRINCIPAL
                                              AMOUNT
                                          ---------------
SHORT-TERM INVESTMENTS (2.4%)
SECURITY LENDING COLLATERAL (2.4%)
American Express, Eurodollar Term,
  1.790%, 07/22/02......................      $35,765             35,765
Bank of Montreal, Eurodollar Overnight,
  1.770%, 07/08/02......................       22,356             22,356
Barclays, Eurodollar Term, 1.800%,
  09/05/02..............................       22,355             22,355
Bayerische Hypo Vereinsbank AG,
  Eurodollar Term, 1.800%, 08/08/02.....       22,355             22,355
Credit Agricole, Eurodollar Overnight,
  1.940%, 07/01/02......................       13,414             13,414
Fleet National Bank, Bank Note, 2.000%,
  07/03/02..............................       42,928             42,928
Goldman Sachs Corp., Triparty Corporate,
  2.050%, 07/01/02......................       13,415             13,415
Merrimac, Money Market Fund, 1.890%,
  07/01/02..............................       17,886             17,886
Royal Bank of Canada, Eurodollar
  Overnight, 1.940%, 07/01/02...........       13,415             13,415
                                                           -------------
                                                                 203,889
                                                           -------------
TOTAL SHORT-TERM INVESTMENTS (COST $203,889)                     203,889
                                                           -------------

TOTAL INVESTMENTS AT MARKET VALUE
(93.1%)
  (COST $8,319,076)                       $   7,700,229
OTHER ASSETS IN EXCESS OF LIABILITIES
(6.9%)                                          567,133
                                          -------------
NET ASSETS (100.0%)                       $   8,267,362
                                          =============

                                        See Notes to Financial Statements.    85

ING VAN KAMPEN COMSTOCK PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
Unrealized gains and losses, based on identified tax cost at June 30, 2002, are as follows:

Unrealized gains..................................  $ 59,555

Unrealized losses.................................  (678,402)
                                                    --------
  Net unrealized (loss)...........................  $(618,847)
                                                    ========

   *  Non-income producing security.

   #  Denotes all or a portion of security on loan. (Note 7)

 ADR American Depository Receipt

 Category percentages are based on net assets.

86     See Notes to Financial Statements.

                      (This page intentionally left blank)

                                        See Notes to Financial Statements.    87

ING PARTNERS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                               ING ALGER                          ING AMERICAN        ING BARON
                           AGGRESSIVE GROWTH     ING ALGER      CENTURY SMALL CAP  SMALL CAP GROWTH
                               PORTFOLIO      GROWTH PORTFOLIO   VALUE PORTFOLIO      PORTFOLIO
                           -----------------  ----------------  -----------------  ----------------
ASSETS:
Investments, at market
  value (including
  securities on loan*)...    $111,628,368       $53,709,531        $5,609,720         $5,042,439
Cash.....................       1,467,052           328,102           385,021          1,246,794
Cash denominated in
  foreign currencies.....              --                --                --                 --
Receivable for:
  Dividends and
    interest.............          31,533            15,735             5,674              1,300
  Investments sold.......         380,846         2,557,812            60,126                 --
  Recoverable foreign
    taxes................              --                --                --                 --
Gross unrealized gain on
  forward foreign
  currency exchange
  contracts..............              --                --                --                 --
                             ------------       -----------        ----------         ----------
      Total Assets.......     113,507,799        56,611,180         6,060,541          6,290,533
                             ------------       -----------        ----------         ----------

LIABILITIES:
Payable for:
  Investments
    purchased............       1,340,023         2,545,372            68,071            165,242
  Collateral for
    securities loaned....      21,586,745         4,223,452           218,900            557,300
Administrative services
  fees payable...........          14,560             7,942             1,719              1,693
Advisory fees payable....          61,879            31,769             4,298              3,598
Distribution plan fees
  payable................          17,576             9,587                18                 19
Shareholder service fees
  payable................          17,616             9,597             1,024              1,025
Gross unrealized loss on
  forward foreign
  currency exchange
  contracts..............              --                --                --                 --
                             ------------       -----------        ----------         ----------
      Total
        Liabilities......      23,038,399         6,827,719           294,030            728,877
                             ------------       -----------        ----------         ----------
NET ASSETS...............    $ 90,469,400       $49,783,461        $5,766,511         $5,561,656
                             ============       ===========        ==========         ==========
NET ASSETS REPRESENTED
  BY:
Paid-in Capital..........    $106,617,287       $60,982,944        $6,029,884         $5,781,338
Net unrealized loss on
  investments and foreign
  currency related
  transactions...........      (6,085,752)       (5,576,639)         (260,219)          (210,197)
Undistributed net
  investment income
  (loss).................        (592,320)         (200,989)           (2,628)            (9,485)
Accumulated net realized
  gain (loss)............      (9,469,815)       (5,421,855)             (526)                --
                             ------------       -----------        ----------         ----------
NET ASSETS...............    $ 90,469,400       $49,783,461        $5,766,511         $5,561,656
                             ============       ===========        ==========         ==========
Cost of investments......    $117,714,120       $59,286,170        $5,869,939         $5,252,636
Cost of cash denominated
  in foreign
  currencies.............    $         --       $        --        $       --         $       --
*Securities on loan with
  market values of:......    $ 20,936,048       $ 4,046,158        $  208,902         $  534,679

CAPITAL SHARES, $.001 PAR
  VALUE:
Class I:
  Outstanding............           1,403             1,026            36,821             19,957
  Net Assets.............    $      8,540       $     8,254        $  351,887         $  191,875
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $       6.09       $      8.05        $     9.56         $     9.61
Class S:
  Outstanding............          41,441             6,621           556,774            548,648
  Net Assets.............    $    251,840       $    53,195        $5,319,124         $5,273,698
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $       6.08       $      8.03        $     9.55         $     9.61
Class ADV:
  Outstanding............      14,850,455         6,193,983            10,000             10,000
  Net Assets.............    $ 90,209,020       $49,722,012        $   95,500         $   96,083
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $       6.07       $      8.03        $     9.55         $     9.61

88    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                              ING DSI                  ING GOLDMAN              ING JPMORGAN          ING MFS
                           ENHANCED INDEX  SACHS-REGISTERED TRADEMARK- CAPITAL  MID CAP VALUE  CAPITAL OPPORTUNITIES
                             PORTFOLIO              GROWTH PORTFOLIO              PORTFOLIO          PORTFOLIO
                           --------------  -----------------------------------  -------------  ---------------------
ASSETS:
Investments, at market
  value (including
  securities on loan*)...   $44,931,677                $ 97,623,337              $5,024,694        $ 288,861,550
Cash.....................       139,595                   1,753,626                 431,869            6,952,247
Cash denominated in
  foreign currencies.....            --                          --                      --               21,148
Receivable for:
  Dividends and
    interest.............        64,745                     101,049                   6,396              336,917
  Investments sold.......            --                     497,224                      --            1,225,244
  Recoverable foreign
    taxes................            --                          --                      --               33,972
Gross unrealized gain on
  forward foreign
  currency exchange
  contracts..............            --                          --                      --                   80
                            -----------                ------------              ----------        -------------
      Total Assets.......    45,136,017                  99,975,236               5,462,959          297,431,158
                            -----------                ------------              ----------        -------------

LIABILITIES:
Payable for:
  Investments
    purchased............            --                     194,845                      --            2,642,653
  Collateral for
    securities loaned....       884,345                   4,801,978                 225,600           23,491,071
Administrative services
  fees payable...........         7,010                      15,062                   1,394               55,192
Advisory fees payable....        21,030                      64,019                   2,987              143,499
Distribution plan fees
  payable................            --                          --                      19                    3
Shareholder service fees
  payable................         8,435                      20,242                     976                   12
Gross unrealized loss on
  forward foreign
  currency exchange
  contracts..............            --                          --                      --                   --
                            -----------                ------------              ----------        -------------
      Total
        Liabilities......       920,820                   5,096,146                 230,976           26,332,430
                            -----------                ------------              ----------        -------------
NET ASSETS...............   $44,215,197                $ 94,879,090              $5,231,983        $ 271,098,728
                            ===========                ============              ==========        =============
NET ASSETS REPRESENTED
  BY:
Paid-in Capital..........   $51,338,148                $122,862,399              $5,486,887        $ 493,227,771
Net unrealized loss on
  investments and foreign
  currency related
  transactions...........    (6,669,184)                (20,188,094)               (259,667)         (76,858,062)
Undistributed net
  investment income
  (loss).................       117,507                     (90,557)                  1,493               73,731
Accumulated net realized
  gain (loss)............      (571,274)                 (7,704,658)                  3,270         (145,344,712)
                            -----------                ------------              ----------        -------------
NET ASSETS...............   $44,215,197                $ 94,879,090              $5,231,983        $ 271,098,728
                            ===========                ============              ==========        =============
Cost of investments......   $51,600,861                $117,811,431              $5,284,361        $ 365,724,092
Cost of cash denominated
  in foreign
  currencies.............   $        --                $         --              $       --        $      21,050
*Securities on loan with
  market values of:......   $   845,544                $  4,638,752              $  215,446        $  22,111,333

CAPITAL SHARES, $.001 PAR
  VALUE:
Class I:
  Outstanding............         1,235                         905                  10,218           12,452,291
  Net Assets.............   $     8,751                $      8,417              $   97,327        $ 271,038,239
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........   $      7.09                $       9.30              $     9.53        $       21.77
Class S:
  Outstanding............     6,246,203                  10,210,507                 529,289                1,980
  Net Assets.............   $44,197,719                $ 94,846,708              $5,039,482        $      43,031
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........   $      7.08                $       9.29              $     9.52        $       21.73
Class ADV:
  Outstanding............         1,235                       2,584                  10,000                  804
  Net Assets.............   $     8,727                $     23,965              $   95,174        $      17,458
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........   $      7.07                $       9.27              $     9.52        $       21.70

                                ING MFS          ING MFS
                           EMERGING EQUITIES  GLOBAL GROWTH
                               PORTFOLIO        PORTFOLIO
                           -----------------  -------------
ASSETS:
Investments, at market
  value (including
  securities on loan*)...    $ 628,962,923     $ 8,823,077
Cash.....................       29,939,363         809,467
Cash denominated in
  foreign currencies.....               --              --
Receivable for:
  Dividends and
    interest.............          276,898          11,861
  Investments sold.......        2,152,164         156,708
  Recoverable foreign
    taxes................           41,844           1,358
Gross unrealized gain on
  forward foreign
  currency exchange
  contracts..............               --              --
                             -------------     -----------
      Total Assets.......      661,373,192       9,802,471
                             -------------     -----------
LIABILITIES:
Payable for:
  Investments
    purchased............        9,828,289         116,300
  Collateral for
    securities loaned....       68,065,281         270,100
Administrative services
  fees payable...........           61,507           4,399
Advisory fees payable....          326,713           4,399
Distribution plan fees
  payable................               22              18
Shareholder service fees
  payable................               24           1,814
Gross unrealized loss on
  forward foreign
  currency exchange
  contracts..............               --             144
                             -------------     -----------
      Total
        Liabilities......       78,281,836         397,174
                             -------------     -----------
NET ASSETS...............    $ 583,091,356     $ 9,405,297
                             =============     ===========
NET ASSETS REPRESENTED
  BY:
Paid-in Capital..........    $ 841,034,803     $10,060,224
Net unrealized loss on
  investments and foreign
  currency related
  transactions...........      (74,268,863)       (523,101)
Undistributed net
  investment income
  (loss).................       (1,194,456)         11,302
Accumulated net realized
  gain (loss)............     (182,480,128)       (143,128)
                             -------------     -----------
NET ASSETS...............    $ 583,091,356     $ 9,405,297
                             =============     ===========
Cost of investments......    $ 703,236,192     $ 9,346,337
Cost of cash denominated
  in foreign
  currencies.............    $          --     $        --
*Securities on loan with
  market values of:......    $  65,448,689     $   257,768
CAPITAL SHARES, $.001 PAR
  VALUE:
Class I:
  Outstanding............       18,799,887          10,000
  Net Assets.............    $ 582,971,243     $    93,511
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $       31.01     $      9.35
Class S:
  Outstanding............              248         986,207
  Net Assets.............    $       7,680     $ 9,218,351
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $       30.97     $      9.35
Class ADV:
  Outstanding............            3,635          10,000
  Net Assets.............    $     112,433     $    93,435
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $       30.93     $      9.34

                                        See Notes to Financial Statements.    89

ING PARTNERS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                              ING MFS       ING OPCAP      ING PIMCO
                             RESEARCH     BALANCED VALUE  TOTAL RETURN
                             PORTFOLIO      PORTFOLIO      PORTFOLIO
                           -------------  --------------  ------------
ASSETS:
Investments, at market
  value (including
  securities on loan*)...  $ 322,906,855   $140,810,705   $20,147,822
Cash.....................      8,826,810             --     1,320,192
Cash denominated in
  foreign currencies.....          2,283             --       336,429
Receivable for:
  Dividends and
    interest.............        463,336        896,549       171,500
  Investments sold.......      2,388,829        347,921     2,610,954
  Recoverable foreign
    taxes................         29,467          1,188            --
                           -------------   ------------   -----------
      Total Assets.......    334,617,580    142,056,363    24,586,897
                           -------------   ------------   -----------

LIABILITIES:
Payable for:
  Investments
    purchased............      1,607,298         70,012     5,342,104
  Collateral for
    securities loaned....     22,819,259     10,600,453     1,951,350
  Payable for when-issued
    securities...........             --             --     4,002,889
Due to custodian.........             --        223,576            --
Administrative services
  fees payable...........         37,260         21,198         3,159
Advisory fees payable....        173,880         84,788         4,512
Distribution plan fees
  payable................              2            124            27
Shareholder service fees
  payable................              3         28,464         2,209
Gross unrealized loss on
  forward foreign
  currency exchange
  contracts..............             --             --         1,400
                           -------------   ------------   -----------
      Total
       Liabilities.......     24,637,702     11,028,615    11,307,650
                           -------------   ------------   -----------
NET ASSETS...............  $ 309,979,878   $131,027,748   $13,279,247
                           =============   ============   ===========
NET ASSETS REPRESENTED
  BY:
Paid-in Capital..........  $ 440,884,823   $162,696,170   $13,119,342
Net unrealized gain
  (loss) on investments,
  options and foreign
  currency related
  transactions...........    (27,445,533)   (26,605,666)      (32,660)
Undistributed net
  investment income......      1,250,537      1,265,785        35,432
Accumulated net realized
  gain (loss)............   (104,709,949)    (6,328,541)      157,133
                           -------------   ------------   -----------
NET ASSETS...............  $ 309,979,878   $131,027,748   $13,279,247
                           =============   ============   ===========
Cost of investments......  $ 350,355,485   $167,416,371   $20,102,695
Cost of cash denominated
  in foreign
  currencies.............  $       2,280   $         --   $   315,729
*Securities on loan with
  market values of:......  $  22,195,360   $ 10,285,017   $ 1,912,175

CAPITAL SHARES, $.001 PAR
  VALUE:
Class I:
  Outstanding............     44,908,291            849        37,788
  Net Assets.............  $ 309,962,592   $      8,690   $   383,795
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........  $        6.90   $      10.23   $     10.16
Class S:
  Outstanding............          1,255     12,761,446     1,248,860
  Net Assets.............  $       8,649   $130,386,808   $12,679,971
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........  $        6.89   $      10.22   $     10.15
Class ADV:
  Outstanding............          1,255         61,951        21,233
  Net Assets.............  $       8,637   $    632,250   $   215,481
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........  $        6.88   $      10.21   $     10.15

90    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                             ING SALOMON        ING SALOMON          ING SCUDDER         ING T. ROWE           ING UBS
                           BROTHERS CAPITAL  BROTHERS INVESTORS  INTERNATIONAL GROWTH    PRICE GROWTH       TACTICAL ASSET
                              PORTFOLIO       VALUE PORTFOLIO         PORTFOLIO        EQUITY PORTFOLIO  ALLOCATION PORTFOLIO
                           ----------------  ------------------  --------------------  ----------------  --------------------
ASSETS:
Investments, at market
  value (including
  securities on loan*)...    $44,226,370        $56,173,309         $ 347,338,345        $534,691,327        $16,042,965
Cash.....................      1,630,678            528,842            25,169,580          10,467,402                 --
Cash denominated in
  foreign currencies.....             --                 --             8,784,611                  40                 --
Receivable for:
  Dividends and
    interest.............         95,582            104,695               509,809             437,401             22,337
  Investments sold.......        403,820             36,722             1,573,474             737,423                 --
  Recoverable foreign
    taxes................             --              1,872               482,582              11,184                 --
                             -----------        -----------         -------------        ------------        -----------
      Total Assets.......     46,356,450         56,845,440           383,858,401         546,344,777         16,065,302
                             -----------        -----------         -------------        ------------        -----------

LIABILITIES:
Payable for:
  Investments
    purchased............      1,232,313            198,225               403,153           2,491,396                 --
  Collateral for
    securities loaned....      3,074,491          4,622,270            10,850,210          49,178,745            368,200
  Payable for when-issued
    securities...........             --                 --                    --                  --                 --
Due to custodian.........             --                 --                    --                  --             69,325
Administrative services
  fees payable...........          6,862              8,265                53,611              59,444              2,483
Advisory fees payable....         30,880             33,061               214,443             237,778             11,173
Distribution plan fees
  payable................             18                 18                     8                 191                 --
Shareholder service fees
  payable................          9,090             11,010                    10                 255              2,997
Gross unrealized loss on
  forward foreign
  currency exchange
  contracts..............             --                 --                 7,132                  --                 --
                             -----------        -----------         -------------        ------------        -----------
      Total
       Liabilities.......      4,353,654          4,872,849            11,528,567          51,967,809            454,178
                             -----------        -----------         -------------        ------------        -----------
NET ASSETS...............    $42,002,796        $51,972,591         $ 372,329,834        $494,376,968        $15,611,124
                             ===========        ===========         =============        ============        ===========
NET ASSETS REPRESENTED
  BY:
Paid-in Capital..........    $47,921,276        $57,164,485         $ 505,661,756        $595,377,524        $18,148,302
Net unrealized gain
  (loss) on investments,
  options and foreign
  currency related
  transactions...........     (7,884,773)        (5,743,316)              284,722         (38,331,035)        (2,420,290)
Undistributed net
  investment income......        265,745            126,008             2,997,217           1,510,048             10,347
Accumulated net realized
  gain (loss)............      1,700,548            425,414          (136,613,861)        (64,179,569)          (127,235)
                             -----------        -----------         -------------        ------------        -----------
NET ASSETS...............    $42,002,796        $51,972,591         $ 372,329,834        $494,376,968        $15,611,124
                             ===========        ===========         =============        ============        ===========
Cost of investments......    $52,111,143        $61,916,625         $ 347,575,835        $573,004,616        $18,463,255
Cost of cash denominated
  in foreign
  currencies.............    $        --        $        --         $   8,311,172        $         47        $        --
*Securities on loan with
  market values of:......    $ 2,781,873        $ 4,413,942         $  10,282,101        $ 47,416,703        $   350,154

CAPITAL SHARES, $.001 PAR
  VALUE:
Class I:
  Outstanding............            698                787            37,893,287          12,978,311                507
  Net Assets.............    $     9,543        $     8,808         $ 372,278,360        $492,827,924        $    13,645
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $     13.67        $     11.20         $        9.82        $      37.97        $     26.91
Class S:
  Outstanding............      3,064,797          4,633,023                 1,002              19,762            579,817
  Net Assets.............    $41,835,815        $51,799,653         $       9,841        $    749,325        $15,581,300
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $     13.65        $     11.18         $        9.82        $      37.92        $     26.87
Class ADV:
  Outstanding............         11,543             14,704                 4,248              21,120                603
  Net Assets.............    $   157,438        $   164,130         $      41,633        $    799,719        $    16,179
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $     13.64        $     11.16         $        9.80        $      37.86        $     26.83

                           ING VAN KAMPEN
                              COMSTOCK
                             PORTFOLIO
                           --------------
ASSETS:
Investments, at market
  value (including
  securities on loan*)...    $7,700,229
Cash.....................       923,072
Cash denominated in
  foreign currencies.....            --
Receivable for:
  Dividends and
    interest.............        12,626
  Investments sold.......         1,398
  Recoverable foreign
    taxes................            40
                             ----------
      Total Assets.......     8,637,365
                             ----------
LIABILITIES:
Payable for:
  Investments
    purchased............       159,640
  Collateral for
    securities loaned....       203,889
  Payable for when-issued
    securities...........            --
Due to custodian.........            --
Administrative services
  fees payable...........         1,895
Advisory fees payable....         3,249
Distribution plan fees
  payable................            18
Shareholder service fees
  payable................         1,312
Gross unrealized loss on
  forward foreign
  currency exchange
  contracts..............            --
                             ----------
      Total
       Liabilities.......       370,003
                             ----------
NET ASSETS...............    $8,267,362
                             ==========
NET ASSETS REPRESENTED
  BY:
Paid-in Capital..........    $8,876,985
Net unrealized gain
  (loss) on investments,
  options and foreign
  currency related
  transactions...........      (618,847)
Undistributed net
  investment income......        13,045
Accumulated net realized
  gain (loss)............        (3,821)
                             ----------
NET ASSETS...............    $8,267,362
                             ==========
Cost of investments......    $8,319,076
Cost of cash denominated
  in foreign
  currencies.............    $       --
*Securities on loan with
  market values of:......    $  192,127
CAPITAL SHARES, $.001 PAR
  VALUE:
Class I:
  Outstanding............        31,245
  Net Assets.............    $  287,359
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $     9.20
Class S:
  Outstanding............       857,907
  Net Assets.............    $7,888,094
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $     9.19
Class ADV:
  Outstanding............        10,000
  Net Assets.............    $   91,909
  Net Asset Value,
    offering and
    redemption price per
    share
    (net assets divided
    by shares
    outstanding).........    $     9.19

                                        See Notes to Financial Statements.    91

ING PARTNERS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                               ING ALGER                          ING AMERICAN        ING BARON
                           AGGRESSIVE GROWTH     ING ALGER      CENTURY SMALL CAP  SMALL CAP GROWTH
                               PORTFOLIO      GROWTH PORTFOLIO   VALUE PORTFOLIO      PORTFOLIO
                           -----------------  ----------------  -----------------  ----------------
INVESTMENT INCOME:
Dividends................    $    133,180       $    195,875        $  10,958         $     212
Interest.................          17,315              5,446            1,077             3,290
                             ------------       ------------        ---------         ---------
                                  150,495            201,321           12,035             3,502
Foreign taxes withheld on
  dividends..............              --             (1,330)              --                --
Security lending
  income.................           1,867                306               20                38
                             ------------       ------------        ---------         ---------
      Total investment
        income...........         152,362            200,297           12,055             3,540
                             ------------       ------------        ---------         ---------

INVESTMENT EXPENSES:
Investment Advisory
  fee....................        (408,428)          (214,041)          (8,919)           (7,393)
Administrative services
  fees...................         (96,094)           (53,511)          (3,568)           (3,479)
Distribution plan
  fees--Class ADV........        (120,054)           (66,857)             (40)              (40)
Shareholder service
  fees--Class S..........             (52)               (20)          (2,116)           (2,073)
Shareholder service
  fees--Class ADV........        (120,054)           (66,857)             (40)              (40)
                             ------------       ------------        ---------         ---------
      Total expenses.....        (744,682)          (401,286)         (14,683)          (13,025)
                             ------------       ------------        ---------         ---------
Net investment income
  (loss).................        (592,320)          (200,989)          (2,628)           (9,485)
                             ------------       ------------        ---------         ---------

NET REALIZED AND
  UNREALIZED GAIN (LOSS):
Net realized gain (loss)
  on:
  Sales of investments...      (9,309,712)        (5,376,278)            (526)               --
  Foreign currency and
    forward foreign
    currency exchange
    contracts............              --                 --               --                --
                             ------------       ------------        ---------         ---------
  Net realized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange contracts...      (9,309,712)        (5,376,278)            (526)               --
                             ------------       ------------        ---------         ---------

Net change in unrealized
  gain or (loss) on:
  Investments............      (6,959,046)        (5,346,184)        (260,219)         (210,197)
  Foreign currency and
    forward foreign
    currency exchange
    contracts............              --                 --               --                --
                             ------------       ------------        ---------         ---------
  Net change in
    unrealized gain or
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange contracts...      (6,959,046)        (5,346,184)        (260,219)         (210,197)
                             ------------       ------------        ---------         ---------
Net realized and change
  in unrealized gain
  (loss) on investments,
  foreign currency and
  forward foreign
  currency exchange
  contracts..............     (16,268,758)       (10,722,462)        (260,745)         (210,197)
                             ------------       ------------        ---------         ---------
Net decrease in net
  assets resulting from
  operations.............    $(16,861,078)      $(10,923,451)       $(263,373)        $(219,682)
                             ============       ============        =========         =========

92    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                              ING DSI                  ING GOLDMAN              ING JPMORGAN          ING MFS
                           ENHANCED INDEX  SACHS-REGISTERED TRADEMARK- CAPITAL  MID CAP VALUE  CAPITAL OPPORTUNITIES
                             PORTFOLIO              GROWTH PORTFOLIO              PORTFOLIO          PORTFOLIO
                           --------------  -----------------------------------  -------------  ---------------------
INVESTMENT INCOME:
Dividends................   $   362,663                $    575,394               $  11,738        $  1,454,912
Interest.................           544                       9,277                     943              74,902
                            -----------                ------------               ---------        ------------
                                363,207                     584,671                  12,681           1,529,814
Foreign taxes withheld on
  dividends..............        (1,667)                     (3,702)                     --             (12,848)
Security lending
  income.................            78                         502                      20               2,397
                            -----------                ------------               ---------        ------------
      Total investment
        income...........       361,618                     581,471                  12,701           1,519,363
                            -----------                ------------               ---------        ------------

INVESTMENT EXPENSES:
Investment Advisory
  fee....................      (146,148)                   (442,273)                 (6,227)         (1,045,471)
Administrative services
  fees...................       (48,717)                   (104,065)                 (2,906)           (402,104)
Distribution plan
  fees--Class ADV........           (12)                        (17)                    (40)                (17)
Shareholder service
  fees--Class S..........       (60,871)                   (130,053)                 (1,995)                (34)
Shareholder service
  fees--Class ADV........           (12)                        (17)                    (40)                (17)
                            -----------                ------------               ---------        ------------
      Total expenses.....      (255,760)                   (676,425)                (11,208)         (1,447,643)
                            -----------                ------------               ---------        ------------
Net investment income
  (loss).................       105,858                     (94,954)                  1,493              71,720
                            -----------                ------------               ---------        ------------

NET REALIZED AND
  UNREALIZED GAIN (LOSS):
Net realized gain (loss)
  on:
  Sales of investments...      (571,735)                 (6,433,501)                  3,270         (12,810,712)
  Foreign currency and
    forward foreign
    currency exchange
    contracts............            --                          --                      --             (31,060)
                            -----------                ------------               ---------        ------------
  Net realized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange contracts...      (571,735)                 (6,433,501)                  3,270         (12,841,772)
                            -----------                ------------               ---------        ------------

Net change in unrealized
  gain or (loss) on:
  Investments............    (6,292,724)                (12,177,893)               (259,667)        (55,692,209)
  Foreign currency and
    forward foreign
    currency exchange
    contracts............            --                          --                      --               3,123
                            -----------                ------------               ---------        ------------
  Net change in
    unrealized gain or
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange contracts...    (6,292,724)                (12,177,893)               (259,667)        (55,689,086)
                            -----------                ------------               ---------        ------------
Net realized and change
  in unrealized gain
  (loss) on investments,
  foreign currency and
  forward foreign
  currency exchange
  contracts..............    (6,864,459)                (18,611,394)               (256,397)        (68,530,858)
                            -----------                ------------               ---------        ------------
Net decrease in net
  assets resulting from
  operations.............   $(6,758,601)               $(18,706,348)              $(254,904)       $(68,459,138)
                            ===========                ============               =========        ============

                                ING MFS          ING MFS
                           EMERGING EQUITIES  GLOBAL GROWTH
                               PORTFOLIO        PORTFOLIO
                           -----------------  -------------
INVESTMENT INCOME:
Dividends................    $   1,516,420      $  35,083
Interest.................          161,301          2,438
                             -------------      ---------
                                 1,677,721         37,521
Foreign taxes withheld on
  dividends..............          (21,928)        (3,300)
Security lending
  income.................            4,814             53
                             -------------      ---------
      Total investment
        income...........        1,660,607         34,274
                             -------------      ---------
INVESTMENT EXPENSES:
Investment Advisory
  fee....................       (2,399,512)        (9,506)
Administrative services
  fees...................         (455,413)        (9,506)
Distribution plan
  fees--Class ADV........              (67)           (39)
Shareholder service
  fees--Class S..........              (11)        (3,882)
Shareholder service
  fees--Class ADV........              (67)           (39)
                             -------------      ---------
      Total expenses.....       (2,855,070)       (22,972)
                             -------------      ---------
Net investment income
  (loss).................       (1,194,463)        11,302
                             -------------      ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS):
Net realized gain (loss)
  on:
  Sales of investments...      (75,973,698)      (142,967)
  Foreign currency and
    forward foreign
    currency exchange
    contracts............           (9,116)          (161)
                             -------------      ---------
  Net realized gain
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange contracts...      (75,982,814)      (143,128)
                             -------------      ---------
Net change in unrealized
  gain or (loss) on:
  Investments............     (110,821,270)      (523,260)
  Foreign currency and
    forward foreign
    currency exchange
    contracts............            3,072            159
                             -------------      ---------
  Net change in
    unrealized gain or
    (loss) on
    investments, foreign
    currency and forward
    foreign currency
    exchange contracts...     (110,818,198)      (523,101)
                             -------------      ---------
Net realized and change
  in unrealized gain
  (loss) on investments,
  foreign currency and
  forward foreign
  currency exchange
  contracts..............     (186,801,012)      (666,229)
                             -------------      ---------
Net decrease in net
  assets resulting from
  operations.............    $(187,995,475)     $(654,927)
                             =============      =========

                                        See Notes to Financial Statements.    93

ING PARTNERS, INC.
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                             ING MFS       ING OPCAP      ING PIMCO
                             RESEARCH    BALANCED VALUE  TOTAL RETURN
                            PORTFOLIO      PORTFOLIO      PORTFOLIO
                           ------------  --------------  ------------
INVESTMENT INCOME:
Dividends................  $  2,086,297   $    761,473     $     --
Interest.................        59,467      1,395,356       54,784
                           ------------   ------------     --------
                              2,145,764      2,156,829       54,784
Foreign taxes withheld on
  dividends..............       (21,318)        (4,214)          --
Security lending
  income.................         1,404          1,095           82
                           ------------   ------------     --------
      Total investment
        income...........     2,125,850      2,153,710       54,866
                           ------------   ------------     --------

INVESTMENT EXPENSES:
Investment Advisory
  fee....................    (1,239,666)      (593,850)      (8,842)
Administrative services
  fees...................      (265,643)      (148,481)      (6,190)
Distribution plan
  fees--Class ADV........           (12)          (522)         (49)
Shareholder service
  fees--Class S..........           (12)      (185,064)      (4,304)
Shareholder service
  fees--Class ADV........           (12)          (522)         (49)
                           ------------   ------------     --------
      Total expenses.....    (1,505,345)      (928,439)     (19,434)
                           ------------   ------------     --------
Net investment income....       620,505      1,225,271       35,432
                           ------------   ------------     --------

NET REALIZED AND
  UNREALIZED GAIN (LOSS):
Net realized gain (loss)
  on:
  Sales of investments...   (32,358,512)    (7,781,705)     154,776
  Options, foreign
    currency and forward
    foreign currency
    exchange contracts...        (8,366)            --        2,357
                           ------------   ------------     --------
  Net realized gain
    (loss) on
    investments, options,
    foreign currency and
    forward foreign
    currency exchange
    contracts............   (32,366,878)    (7,781,705)     157,133
                           ------------   ------------     --------

Net change in unrealized
  gain or (loss) on:
  Investments............   (23,504,583)   (21,502,884)      45,127
  Options, foreign
    currency and forward
    foreign currency
    exchange contracts...         2,117             --      (77,787)
                           ------------   ------------     --------
  Net change in
    unrealized gain or
    (loss) on
    investments, options,
    foreign currency and
    forward foreign
    currency exchange
    contracts............   (23,502,466)   (21,502,884)     (32,660)
                           ------------   ------------     --------
Net realized and change
  in unrealized gain
  (loss) on investments,
  options, foreign
  currency and forward
  foreign currency
  exchange contracts.....   (55,869,344)   (29,284,589)     124,473
                           ------------   ------------     --------
Net increase (decrease)
  in net assets resulting
  from operations........  $(55,248,839)  $(28,059,318)    $159,905
                           ============   ============     ========

94    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                             ING SALOMON        ING SALOMON          ING SCUDDER         ING T. ROWE           ING UBS
                           BROTHERS CAPITAL  BROTHERS INVESTORS  INTERNATIONAL GROWTH    PRICE GROWTH       TACTICAL ASSET
                              PORTFOLIO       VALUE PORTFOLIO         PORTFOLIO        EQUITY PORTFOLIO  ALLOCATION PORTFOLIO
                           ----------------  ------------------  --------------------  ----------------  --------------------
INVESTMENT INCOME:
Dividends................    $   179,567        $   443,422          $  4,139,948        $  2,556,020        $   123,162
Interest.................        376,613             16,096                51,513              80,704                126
                             -----------        -----------          ------------        ------------        -----------
                                 556,180            459,518             4,191,461           2,636,724            123,288
Foreign taxes withheld on
  dividends..............         (4,742)            (8,569)             (516,914)            (46,967)              (629)
Security lending
  income.................             --                439                40,263               3,372                 29
                             -----------        -----------          ------------        ------------        -----------
      Total investment
        income...........        551,438            451,388             3,714,810           2,593,129            122,688
                             -----------        -----------          ------------        ------------        -----------

INVESTMENT EXPENSES:
Investment Advisory
  fee....................       (204,039)          (219,405)           (1,430,618)         (1,655,847)           (75,130)
Administrative services
  fees...................        (45,373)           (54,856)             (357,655)           (413,962)           (16,696)
Distribution plan
  fees--Class ADV........            (37)               (33)                  (29)               (426)               (19)
Shareholder service
  fees--Class S..........        (56,628)           (68,525)                  (12)                (97)           (20,837)
Shareholder service
  fees--Class ADV........            (37)               (33)                  (29)               (428)               (19)
                             -----------        -----------          ------------        ------------        -----------
      Total expenses.....       (306,114)          (342,852)           (1,788,343)         (2,070,760)          (112,701)
                             -----------        -----------          ------------        ------------        -----------
Net investment income....        245,324            108,536             1,926,467             522,369              9,987
                             -----------        -----------          ------------        ------------        -----------

NET REALIZED AND
  UNREALIZED GAIN (LOSS):
Net realized gain (loss)
  on:
  Sales of investments...      1,492,801            371,744           (28,514,160)        (11,747,058)          (122,466)
  Options, foreign
    currency and forward
    foreign currency
    exchange contracts...              3                 --             1,487,847             (63,492)                --
                             -----------        -----------          ------------        ------------        -----------
  Net realized gain
    (loss) on
    investments, options,
    foreign currency and
    forward foreign
    currency exchange
    contracts............      1,492,804            371,744           (27,026,313)        (11,810,550)          (122,466)
                             -----------        -----------          ------------        ------------        -----------

Net change in unrealized
  gain or (loss) on:
  Investments............     (8,913,368)        (8,266,321)           21,539,845         (85,017,216)        (2,306,836)
  Options, foreign
    currency and forward
    foreign currency
    exchange contracts...             --                 --               (21,492)            (17,851)                --
                             -----------        -----------          ------------        ------------        -----------
  Net change in
    unrealized gain or
    (loss) on
    investments, options,
    foreign currency and
    forward foreign
    currency exchange
    contracts............     (8,913,368)        (8,266,321)           21,518,353         (85,035,067)        (2,306,836)
                             -----------        -----------          ------------        ------------        -----------
Net realized and change
  in unrealized gain
  (loss) on investments,
  options, foreign
  currency and forward
  foreign currency
  exchange contracts.....     (7,420,564)        (7,894,577)           (5,507,960)        (96,845,617)        (2,429,302)
                             -----------        -----------          ------------        ------------        -----------
Net increase (decrease)
  in net assets resulting
  from operations........    $(7,175,240)       $(7,786,041)         $ (3,581,493)       $(96,323,248)       $(2,419,315)
                             ===========        ===========          ============        ============        ===========

                           ING VAN KAMPEN
                              COMSTOCK
                             PORTFOLIO
                           --------------
INVESTMENT INCOME:
Dividends................    $  23,608
Interest.................        1,828
                             ---------
                                25,436
Foreign taxes withheld on
  dividends..............         (333)
Security lending
  income.................           17
                             ---------
      Total investment
        income...........       25,120
                             ---------
INVESTMENT EXPENSES:
Investment Advisory
  fee....................       (6,053)
Administrative services
  fees...................       (3,531)
Distribution plan
  fees--Class ADV........          (40)
Shareholder service
  fees--Class S..........       (2,411)
Shareholder service
  fees--Class ADV........          (40)
                             ---------
      Total expenses.....      (12,075)
                             ---------
Net investment income....       13,045
                             ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS):
Net realized gain (loss)
  on:
  Sales of investments...       (3,821)
  Options, foreign
    currency and forward
    foreign currency
    exchange contracts...           --
                             ---------
  Net realized gain
    (loss) on
    investments, options,
    foreign currency and
    forward foreign
    currency exchange
    contracts............       (3,821)
                             ---------
Net change in unrealized
  gain or (loss) on:
  Investments............     (618,847)
  Options, foreign
    currency and forward
    foreign currency
    exchange contracts...           --
                             ---------
  Net change in
    unrealized gain or
    (loss) on
    investments, options,
    foreign currency and
    forward foreign
    currency exchange
    contracts............     (618,847)
                             ---------
Net realized and change
  in unrealized gain
  (loss) on investments,
  options, foreign
  currency and forward
  foreign currency
  exchange contracts.....     (622,668)
                             ---------
Net increase (decrease)
  in net assets resulting
  from operations........    $(609,623)
                             =========

                                        See Notes to Financial Statements.    95

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                           ING ALGER AGGRESSIVE   ING ALGER AGGRESSIVE
                             GROWTH PORTFOLIO       GROWTH PORTFOLIO
                            FOR THE SIX MONTHS     FOR THE PERIOD FROM
                           ENDED JUNE 30, 2002    DECEMBER 10, 2001 TO
                               (UNAUDITED)          DECEMBER 31, 2001
                           --------------------  -----------------------
FROM OPERATIONS:
Net investment income
  (loss).................      $  (592,320)            $   (61,654)
Net realized gain (loss)
  on investments.........       (9,309,712)               (145,857)
Net change in unrealized
  gain or (loss) on
  investments and forward
  foreign currency
  exchange contracts.....       (6,959,046)                873,294
                               -----------             -----------
Net increase (decrease)
  in net assets resulting
  from operations........      (16,861,078)                665,783
                               -----------             -----------

FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................               --                  10,000
  Payments for shares
    redeemed.............               --                      --
Class S:
  Proceeds from shares
    sold.................          272,859                  10,000
  Contributions from
    Transfer-In-Kind.....               --                      --
  Payments for shares
    redeemed.............          (14,383)                     --
Class ADV:
  Proceeds from shares
    sold.................       32,229,933               1,212,761
  Contributions from
    Transfer-In-Kind.....               --              79,873,306
  Payments for shares
    redeemed.............       (6,177,199)               (752,582)
                               -----------             -----------
Net increase in net
  assets from fund share
  transactions...........       26,311,210              80,353,485
                               -----------             -----------
Net change in net
  assets.................        9,450,132              81,019,268

NET ASSETS:
Beginning of period......       81,019,268                      --
                               -----------             -----------
End of period............      $90,469,400             $81,019,268
                               ===========             ===========
End of period net assets
  includes undistributed
  net investment income
  (loss).................      $  (592,320)            $        --
                               ===========             ===========

96    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                 ING ALGER                ING ALGER             ING AMERICAN CENTURY
                              GROWTH PORTFOLIO        GROWTH PORTFOLIO       SMALL CAP VALUE PORTFOLIO
                             FOR THE SIX MONTHS      FOR THE PERIOD FROM        FOR THE PERIOD FROM
                            ENDED JUNE 30, 2002     DECEMBER 10, 2001 TO           MAY 1, 2002 TO
                                (UNAUDITED)           DECEMBER 31, 2001      JUNE 30, 2002 (UNAUDITED)
                           ----------------------  -----------------------  ----------------------------
FROM OPERATIONS:
Net investment income
  (loss).................       $   (200,989)            $    (1,322)                $   (2,628)
Net realized gain (loss)
  on investments.........         (5,376,278)                (45,577)                      (526)
Net change in unrealized
  gain or (loss) on
  investments and forward
  foreign currency
  exchange contracts.....         (5,346,184)               (230,455)                  (260,219)
                                ------------             -----------                 ----------
Net increase (decrease)
  in net assets resulting
  from operations........        (10,923,451)               (277,354)                  (263,373)
                                ------------             -----------                 ----------

FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................                 --                  10,000                    359,312
  Payments for shares
    redeemed.............                 --                      --                     (1,097)
Class S:
  Proceeds from shares
    sold.................             48,307                  10,000                  6,195,195
  Contributions from
    Transfer-In-Kind.....                 --                      --                         --
  Payments for shares
    redeemed.............               (306)                     --                   (623,526)
Class ADV:
  Proceeds from shares
    sold.................         29,440,480                 429,960                    100,000
  Contributions from
    Transfer-In-Kind.....                 --              39,758,787                         --
  Payments for shares
    redeemed.............         (7,120,728)             (1,592,234)                        --
                                ------------             -----------                 ----------
Net increase in net
  assets from fund share
  transactions...........         22,367,753              38,616,513                  6,029,884
                                ------------             -----------                 ----------
Net change in net
  assets.................         11,444,302              38,339,159                  5,766,511

NET ASSETS:
Beginning of period......         38,339,159                      --                         --
                                ------------             -----------                 ----------
End of period............       $ 49,783,461             $38,339,159                 $5,766,511
                                ============             ===========                 ==========
End of period net assets
  includes undistributed
  net investment income
  (loss).................       $   (200,989)            $        --                 $   (2,628)
                                ============             ===========                 ==========

                               ING BARON SMALL CAP          ING DSI ENHANCED        ING DSI ENHANCED
                                 GROWTH PORTFOLIO           INDEX PORTFOLIO          INDEX PORTFOLIO
                               FOR THE PERIOD FROM         FOR THE SIX MONTHS      FOR THE PERIOD FROM
                                  MAY 1, 2002 TO          ENDED JUNE 30, 2002     DECEMBER 10, 2001 TO
                            JUNE 30, 2002 (UNAUDITED)         (UNAUDITED)           DECEMBER 31, 2001
                           ----------------------------  ----------------------  -----------------------
FROM OPERATIONS:
Net investment income
  (loss).................           $   (9,485)               $   105,858              $    11,649
Net realized gain (loss)
  on investments.........                   --                   (571,735)                     461
Net change in unrealized
  gain or (loss) on
  investments and forward
  foreign currency
  exchange contracts.....             (210,197)                (6,292,724)                (376,460)
                                    ----------                -----------              -----------
Net increase (decrease)
  in net assets resulting
  from operations........             (219,682)                (6,758,601)                (364,350)
                                    ----------                -----------              -----------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................              198,252                         --                   10,000
  Payments for shares
    redeemed.............                  (63)                        --                       --
Class S:
  Proceeds from shares
    sold.................            5,483,920                 11,666,842                  278,524
  Contributions from
    Transfer-In-Kind.....                   --                         --               44,350,779
  Payments for shares
    redeemed.............                 (771)                (4,640,049)                (337,948)
Class ADV:
  Proceeds from shares
    sold.................              100,000                         --                   10,000
  Contributions from
    Transfer-In-Kind.....                   --                         --                       --
  Payments for shares
    redeemed.............                   --                         --                       --
                                    ----------                -----------              -----------
Net increase in net
  assets from fund share
  transactions...........            5,781,338                  7,026,793               44,311,355
                                    ----------                -----------              -----------
Net change in net
  assets.................            5,561,656                    268,192               43,947,005
NET ASSETS:
Beginning of period......                   --                 43,947,005                       --
                                    ----------                -----------              -----------
End of period............           $5,561,656                $44,215,197              $43,947,005
                                    ==========                ===========              ===========
End of period net assets
  includes undistributed
  net investment income
  (loss).................           $   (9,485)               $   117,507              $    11,649
                                    ==========                ===========              ===========

                                        See Notes to Financial Statements.    97

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                           ING ALGER AGGRESSIVE   ING ALGER AGGRESSIVE
                             GROWTH PORTFOLIO       GROWTH PORTFOLIO
                            FOR THE SIX MONTHS     FOR THE PERIOD FROM
                           ENDED JUNE 30, 2002    DECEMBER 10, 2001 TO
                               (UNAUDITED)          DECEMBER 31, 2001
                           --------------------  -----------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................               --                   1,403
  Number of shares
    redeemed.............               --                      --
                                ----------             -----------
  Net increase...........               --                   1,403
                                ==========             ===========
Class S:
  Number of shares
    sold.................           42,214                   1,403
  Shares issued from
    Transfer-In-Kind.....               --                      --
  Number of shares
    redeemed.............           (2,176)                     --
                                ----------             -----------
  Net increase...........           40,038                   1,403
                                ==========             ===========
Class ADV:
  Number of shares
    sold.................        4,657,193                 169,398
  Shares issued from
    Transfer-In-Kind.....               --              11,047,484
  Number of shares
    redeemed.............         (920,578)               (103,042)
                                ----------             -----------
  Net increase...........        3,736,615              11,113,840
                                ==========             ===========

98    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                 ING ALGER                ING ALGER             ING AMERICAN CENTURY
                              GROWTH PORTFOLIO        GROWTH PORTFOLIO       SMALL CAP VALUE PORTFOLIO
                             FOR THE SIX MONTHS      FOR THE PERIOD FROM        FOR THE PERIOD FROM
                            ENDED JUNE 30, 2002     DECEMBER 10, 2001 TO           MAY 1, 2002 TO
                                (UNAUDITED)           DECEMBER 31, 2001      JUNE 30, 2002 (UNAUDITED)
                           ----------------------  -----------------------  ----------------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................                --                   1,026                     36,934
  Number of shares
    redeemed.............                --                      --                       (113)
                                 ----------              ----------                   --------
  Net increase...........                --                   1,026                     36,821
                                 ==========              ==========                   ========
Class S:
  Number of shares
    sold.................             5,631                   1,026                    620,324
  Shares issued from
    Transfer-In-Kind.....                --                      --                         --
  Number of shares
    redeemed.............               (36)                     --                    (63,550)
                                 ----------              ----------                   --------
  Net increase...........             5,595                   1,026                    556,774
                                 ==========              ==========                   ========
Class ADV:
  Number of shares
    sold.................         3,083,328                  43,992                     10,000
  Shares issued from
    Transfer-In-Kind.....                --               4,007,942                         --
  Number of shares
    redeemed.............          (779,341)               (161,938)                        --
                                 ----------              ----------                   --------
  Net increase...........         2,303,987               3,889,996                     10,000
                                 ==========              ==========                   ========

                               ING BARON SMALL CAP          ING DSI ENHANCED        ING DSI ENHANCED
                                 GROWTH PORTFOLIO           INDEX PORTFOLIO          INDEX PORTFOLIO
                               FOR THE PERIOD FROM         FOR THE SIX MONTHS      FOR THE PERIOD FROM
                                  MAY 1, 2002 TO          ENDED JUNE 30, 2002     DECEMBER 10, 2001 TO
                            JUNE 30, 2002 (UNAUDITED)         (UNAUDITED)           DECEMBER 31, 2001
                           ----------------------------  ----------------------  -----------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................              19,963                         --                    1,235
  Number of shares
    redeemed.............                  (6)                        --                       --
                                     --------                  ---------               ----------
  Net increase...........              19,957                         --                    1,235
                                     ========                  =========               ==========
Class S:
  Number of shares
    sold.................             548,726                  1,460,328                   34,156
  Shares issued from
    Transfer-In-Kind.....                  --                         --                5,390,940
  Number of shares
    redeemed.............                 (78)                  (597,645)                 (41,577)
                                     --------                  ---------               ----------
  Net increase...........             548,648                    862,683                5,383,519
                                     ========                  =========               ==========
Class ADV:
  Number of shares
    sold.................              10,000                         --                    1,235
  Shares issued from
    Transfer-In-Kind.....                  --                         --                       --
  Number of shares
    redeemed.............                  --                         --                       --
                                     --------                  ---------               ----------
  Net increase...........              10,000                         --                    1,235
                                     ========                  =========               ==========

                                        See Notes to Financial Statements.    99

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                           ING GOLDMAN SACHS-REGISTERED TRADEMARK-  ING GOLDMAN SACHS-REGISTERED TRADEMARK-
                                  CAPITAL GROWTH PORTFOLIO                 CAPITAL GROWTH PORTFOLIO
                                     FOR THE SIX MONTHS                       FOR THE PERIOD FROM
                                     ENDED JUNE 30, 2002                     DECEMBER 10, 2001 TO
                                         (UNAUDITED)                           DECEMBER 31, 2001
                           ---------------------------------------  ---------------------------------------
FROM OPERATIONS:
Net investment income
  (loss).................               $    (94,954)                            $      4,397
Net realized gain (loss)
  on investments, foreign
  currency and forward
  foreign currency
  exchange contracts.....                 (6,433,501)                              (1,271,157)
Net change in unrealized
  gain or (loss) on
  investments, foreign
  currency and forward
  foreign currency
  exchange contracts.....                (12,177,893)                                 479,010
                                        ------------                             ------------
Net decrease in net
  assets resulting from
  operations.............                (18,706,348)                                (787,750)
                                        ------------                             ------------

DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net realized
    gains................                         --                                       --
                                        ------------                             ------------
  Decrease in net assets
    from distributions to
    shareholders.........                         --                                       --
                                        ------------                             ------------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................                         --                                   10,000
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                         --                                       --
  Payments for shares
    redeemed.............                         --                                       --
Class S:
  Proceeds from shares
    sold.................                 19,529,674                                  373,309
  Contributions from
    Transfer-In-Kind.....                         --                              104,560,191
  Payments for shares
    redeemed.............                 (9,099,467)                              (1,027,510)
Class ADV:
  Proceeds from shares
    sold.................                     17,010                                   10,000
  Payments for shares
    redeemed.............                        (19)                                      --
                                        ------------                             ------------
Net increase (decrease)
  in net assets from fund
  share transactions.....                 10,447,198                              103,925,990
                                        ------------                             ------------
Net change in net
  assets.................                 (8,259,150)                             103,138,240

NET ASSETS:
Beginning of period......                103,138,240                                       --
                                        ------------                             ------------
End of period............               $ 94,879,090                             $103,138,240
                                        ============                             ============
End of period net assets
  includes undistributed
  net investment income
  (loss).................               $    (90,557)                            $      4,397
                                        ============                             ============

                                   ING JPMORGAN
                             MID CAP VALUE PORTFOLIO
                               FOR THE PERIOD FROM
                                  MAY 1, 2002 TO
                            JUNE 30, 2002 (UNAUDITED)
                           ----------------------------
FROM OPERATIONS:
Net investment income
  (loss).................           $    1,493
Net realized gain (loss)
  on investments, foreign
  currency and forward
  foreign currency
  exchange contracts.....                3,270
Net change in unrealized
  gain or (loss) on
  investments, foreign
  currency and forward
  foreign currency
  exchange contracts.....             (259,667)
                                    ----------
Net decrease in net
  assets resulting from
  operations.............             (254,904)
                                    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net realized
    gains................                   --
                                    ----------
  Decrease in net assets
    from distributions to
    shareholders.........                   --
                                    ----------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................              102,188
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                   --
  Payments for shares
    redeemed.............                   --
Class S:
  Proceeds from shares
    sold.................            5,340,708
  Contributions from
    Transfer-In-Kind.....                   --
  Payments for shares
    redeemed.............              (56,009)
Class ADV:
  Proceeds from shares
    sold.................              100,000
  Payments for shares
    redeemed.............                   --
                                    ----------
Net increase (decrease)
  in net assets from fund
  share transactions.....            5,486,887
                                    ----------
Net change in net
  assets.................            5,231,983
NET ASSETS:
Beginning of period......                   --
                                    ----------
End of period............           $5,231,983
                                    ==========
End of period net assets
  includes undistributed
  net investment income
  (loss).................           $    1,493
                                    ==========

100    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                               ING MFS CAPITAL                                  ING MFS EMERGING
                           OPPORTUNITIES PORTFOLIO      ING MFS CAPITAL        EQUITIES PORTFOLIO      ING MFS EMERGING
                             FOR THE SIX MONTHS     OPPORTUNITIES PORTFOLIO    FOR THE SIX MONTHS     EQUITIES PORTFOLIO
                             ENDED JUNE 30, 2002          YEAR ENDED          ENDED JUNE 30, 2002         YEAR ENDED
                                 (UNAUDITED)           DECEMBER 31, 2001          (UNAUDITED)         DECEMBER 31, 2001
                           -----------------------  -----------------------  ----------------------  --------------------
FROM OPERATIONS:
Net investment income
  (loss).................       $     71,720             $    (356,457)          $  (1,194,463)         $  (4,277,972)
Net realized gain (loss)
  on investments, foreign
  currency and forward
  foreign currency
  exchange contracts.....        (12,841,772)             (130,900,435)            (75,982,814)          (105,821,168)
Net change in unrealized
  gain or (loss) on
  investments, foreign
  currency and forward
  foreign currency
  exchange contracts.....        (55,689,086)               14,138,609            (110,818,198)          (170,687,395)
                                ------------             -------------           -------------          -------------
Net decrease in net
  assets resulting from
  operations.............        (68,459,138)             (117,118,283)           (187,995,475)          (280,786,535)
                                ------------             -------------           -------------          -------------

DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net realized
    gains................                 --               (74,691,013)                     --            (60,036,959)
                                ------------             -------------           -------------          -------------
  Decrease in net assets
    from distributions to
    shareholders.........                 --               (74,691,013)                     --            (60,036,959)
                                ------------             -------------           -------------          -------------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................         11,135,078                52,174,529              73,588,281            199,802,145
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                 --                74,691,007                      --             60,036,952
  Payments for shares
    redeemed.............        (22,854,841)              (24,284,978)           (107,840,430)          (230,787,330)
Class S:
  Proceeds from shares
    sold.................             42,325                    10,014                      --                 10,012
  Contributions from
    Transfer-In-Kind.....                 --                        --                      --                     --
  Payments for shares
    redeemed.............                (66)                      (10)                     --                     (8)
Class ADV:
  Proceeds from shares
    sold.................             10,995                    10,012                 124,544                 10,012
  Payments for shares
    redeemed.............                 (7)                       (8)                     --                     (8)
                                ------------             -------------           -------------          -------------
Net increase (decrease)
  in net assets from fund
  share transactions.....        (11,666,516)              102,600,566             (34,127,605)            29,071,775
                                ------------             -------------           -------------          -------------
Net change in net
  assets.................        (80,125,654)              (89,208,730)           (222,123,080)          (311,751,719)

NET ASSETS:
Beginning of period......        351,224,382               440,433,112             805,214,436          1,116,966,155
                                ------------             -------------           -------------          -------------
End of period............       $271,098,728             $ 351,224,382           $ 583,091,356          $ 805,214,436
                                ============             =============           =============          =============
End of period net assets
  includes undistributed
  net investment income
  (loss).................       $     73,731             $       2,011           $  (1,194,456)         $           7
                                ============             =============           =============          =============

                                  ING MFS GLOBAL
                                 GROWTH PORTFOLIO
                               FOR THE PERIOD FROM
                                  MAY 1, 2002 TO
                            JUNE 30, 2002 (UNAUDITED)
                           ----------------------------
FROM OPERATIONS:
Net investment income
  (loss).................          $    11,302
Net realized gain (loss)
  on investments, foreign
  currency and forward
  foreign currency
  exchange contracts.....             (143,128)
Net change in unrealized
  gain or (loss) on
  investments, foreign
  currency and forward
  foreign currency
  exchange contracts.....             (523,101)
                                   -----------
Net decrease in net
  assets resulting from
  operations.............             (654,927)
                                   -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net realized
    gains................                   --
                                   -----------
  Decrease in net assets
    from distributions to
    shareholders.........                   --
                                   -----------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................              100,000
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                   --
  Payments for shares
    redeemed.............                   --
Class S:
  Proceeds from shares
    sold.................            9,865,731
  Contributions from
    Transfer-In-Kind.....                   --
  Payments for shares
    redeemed.............               (5,507)
Class ADV:
  Proceeds from shares
    sold.................              100,000
  Payments for shares
    redeemed.............                   --
                                   -----------
Net increase (decrease)
  in net assets from fund
  share transactions.....           10,060,224
                                   -----------
Net change in net
  assets.................            9,405,297
NET ASSETS:
Beginning of period......                   --
                                   -----------
End of period............          $ 9,405,297
                                   ===========
End of period net assets
  includes undistributed
  net investment income
  (loss).................          $    11,302
                                   ===========

                                       See Notes to Financial Statements.    101

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                           ING GOLDMAN SACHS-REGISTERED TRADEMARK-  ING GOLDMAN SACHS-REGISTERED TRADEMARK-
                                  CAPITAL GROWTH PORTFOLIO                 CAPITAL GROWTH PORTFOLIO
                                     FOR THE SIX MONTHS                       FOR THE PERIOD FROM
                                     ENDED JUNE 30, 2002                     DECEMBER 10, 2001 TO
                                         (UNAUDITED)                           DECEMBER 31, 2001
                           ---------------------------------------  ---------------------------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................                        --                                      905
  Number of shares issued
    upon reinvestment of
    distributions........                        --                                       --
  Number of shares
    redeemed.............                        --                                       --
                                         ----------                               ----------
Net increase
  (decrease).............                        --                                      905
                                         ==========                               ==========
Class S:
  Number of shares
    sold.................                 1,819,000                                   34,022
  Shares issued from
    Transfer-In-Kind.....                        --                                9,305,931
  Number of shares
    redeemed.............                  (857,099)                                 (91,347)
                                         ----------                               ----------
Net increase.............                   961,901                                9,248,606
                                         ==========                               ==========
Class ADV:
  Number of shares
    sold.................                     1,681                                      905
  Number of shares
    redeemed.............                        (2)                                      --
                                         ----------                               ----------
Net increase.............                     1,679                                      905
                                         ==========                               ==========

                                   ING JPMORGAN
                             MID CAP VALUE PORTFOLIO
                               FOR THE PERIOD FROM
                                  MAY 1, 2002 TO
                            JUNE 30, 2002 (UNAUDITED)
                           ----------------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................              10,218
  Number of shares issued
    upon reinvestment of
    distributions........                  --
  Number of shares
    redeemed.............                  --
                                     --------
Net increase
  (decrease).............              10,218
                                     ========
Class S:
  Number of shares
    sold.................             534,904
  Shares issued from
    Transfer-In-Kind.....                  --
  Number of shares
    redeemed.............              (5,615)
                                     --------
Net increase.............             529,289
                                     ========
Class ADV:
  Number of shares
    sold.................              10,000
  Number of shares
    redeemed.............                  --
                                     --------
Net increase.............              10,000
                                     ========

102    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                               ING MFS CAPITAL                                  ING MFS EMERGING
                           OPPORTUNITIES PORTFOLIO      ING MFS CAPITAL        EQUITIES PORTFOLIO      ING MFS EMERGING
                             FOR THE SIX MONTHS     OPPORTUNITIES PORTFOLIO    FOR THE SIX MONTHS     EQUITIES PORTFOLIO
                             ENDED JUNE 30, 2002          YEAR ENDED          ENDED JUNE 30, 2002         YEAR ENDED
                                 (UNAUDITED)           DECEMBER 31, 2001          (UNAUDITED)         DECEMBER 31, 2001
                           -----------------------  -----------------------  ----------------------  --------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................           421,959                1,349,762                1,983,274              4,350,030
  Number of shares issued
    upon reinvestment of
    distributions........                --                2,475,671                       --              1,349,448
  Number of shares
    redeemed.............          (919,506)                (792,792)              (2,954,146)            (5,069,028)
                                  ---------               ----------              -----------            -----------
Net increase
  (decrease).............          (497,547)               3,032,641                 (970,872)               630,450
                                  =========               ==========              ===========            ===========
Class S:
  Number of shares
    sold.................             1,606                      378                       --                    248
  Shares issued from
    Transfer-In-Kind.....                --                       --                       --                     --
  Number of shares
    redeemed.............                (3)                      (1)                      --                     --
                                  ---------               ----------              -----------            -----------
Net increase.............             1,603                      377                       --                    248
                                  =========               ==========              ===========            ===========
Class ADV:
  Number of shares
    sold.................               428                      378                    3,387                    248
  Number of shares
    redeemed.............                --                       (1)                      --                     --
                                  ---------               ----------              -----------            -----------
Net increase.............               428                      377                    3,387                    248
                                  =========               ==========              ===========            ===========

                                  ING MFS GLOBAL
                                 GROWTH PORTFOLIO
                               FOR THE PERIOD FROM
                                  MAY 1, 2002 TO
                            JUNE 30, 2002 (UNAUDITED)
                           ----------------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................              10,000
  Number of shares issued
    upon reinvestment of
    distributions........                  --
  Number of shares
    redeemed.............                  --
                                     --------
Net increase
  (decrease).............              10,000
                                     ========
Class S:
  Number of shares
    sold.................             986,807
  Shares issued from
    Transfer-In-Kind.....                  --
  Number of shares
    redeemed.............                (600)
                                     --------
Net increase.............             986,207
                                     ========
Class ADV:
  Number of shares
    sold.................              10,000
  Number of shares
    redeemed.............                  --
                                     --------
Net increase.............              10,000
                                     ========

                                       See Notes to Financial Statements.    103

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                  ING MFS                                  ING OPCAP BALANCED      ING OPCAP BALANCED
                             RESEARCH PORTFOLIO          ING MFS            VALUE PORTFOLIO          VALUE PORTFOLIO
                             FOR THE SIX MONTHS     RESEARCH PORTFOLIO     FOR THE SIX MONTHS      FOR THE PERIOD FROM
                            ENDED JUNE 30, 2002         YEAR ENDED        ENDED JUNE 30, 2002     DECEMBER 10, 2001 TO
                                (UNAUDITED)         DECEMBER 31, 2001         (UNAUDITED)           DECEMBER 31, 2001
                           ----------------------  --------------------  ----------------------  -----------------------
FROM OPERATIONS:
Net investment income....       $    620,505          $     626,452           $  1,225,271            $     40,514
Net realized gain (loss)
  on investments,
  options, foreign
  currency and forward
  foreign currency
  exchange contracts.....        (32,366,878)           (71,797,496)            (7,781,705)              1,453,164
Net change in unrealized
  gain or (loss) on
  investments, options,
  foreign currency and
  forward foreign
  currency exchange
  contracts..............        (23,502,466)           (37,541,943)           (21,502,884)             (3,307,112)
                                ------------          -------------           ------------            ------------
Net increase (decrease)
  in net assets resulting
  from operations........        (55,248,839)          (108,712,987)           (28,059,318)             (1,813,434)
                                ------------          -------------           ------------            ------------

DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net realized
    gains................                 --            (92,935,419)                    --                      --
                                ------------          -------------           ------------            ------------
  Decrease in net assets
    from distributions to
    shareholders.........                 --            (92,935,419)                    --                      --
                                ------------          -------------           ------------            ------------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................          6,851,573             24,262,231                    493                  10,000
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                 --             92,935,451                     --                      --
  Payments for shares
    redeemed.............        (26,567,152)           (59,206,819)                    --                      --
Class S:
  Proceeds from shares
    sold.................                 --                 10,014             29,938,475                 655,295
  Contributions from
    Transfer-In-Kind.....                 --                     --                     --             145,880,931
  Payments for shares
    redeemed.............                 --                    (10)           (14,887,240)             (1,416,369)
Class ADV:
  Proceeds from shares
    sold.................                 --                 10,012                776,360                  10,000
  Payments for shares
    redeemed.............                 --                     (8)               (67,445)                     --
                                ------------          -------------           ------------            ------------
Net increase (decrease)
  in net assets from fund
  share transactions.....        (19,715,579)            58,010,871             15,760,643             145,139,857
                                ------------          -------------           ------------            ------------
Net change in net
  assets.................        (74,964,418)          (143,637,535)           (12,298,675)            143,326,423

NET ASSETS:
Beginning of period......        384,944,296            528,581,831            143,326,423                      --
                                ------------          -------------           ------------            ------------
End of period............       $309,979,878          $ 384,944,296           $131,027,748            $143,326,423
                                ============          =============           ============            ============
End of period net assets
  includes undistributed
  net investment
  income.................       $  1,250,537          $     630,032           $  1,265,785            $     40,514
                                ============          =============           ============            ============

104    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                    ING PIMCO            ING SALOMON BROTHERS  ING SALOMON BROTHERS     ING SALOMON BROTHERS
                                   TOTAL RETURN           CAPITAL PORTFOLIO      CAPITAL PORTFOLIO    INVESTORS VALUE PORTFOLIO
                               FOR THE PERIOD FROM        FOR THE SIX MONTHS    FOR THE PERIOD FROM      FOR THE SIX MONTHS
                                  MAY 1, 2002 TO         ENDED JUNE 30, 2002   DECEMBER 10, 2001 TO      ENDED JUNE 30, 2002
                            JUNE 30, 2002 (UNAUDITED)        (UNAUDITED)         DECEMBER 31, 2001           (UNAUDITED)
                           ----------------------------  --------------------  ---------------------  -------------------------
FROM OPERATIONS:
Net investment income....          $    35,432               $   245,324            $    20,421              $   108,536
Net realized gain (loss)
  on investments,
  options, foreign
  currency and forward
  foreign currency
  exchange contracts.....              157,133                 1,492,804                207,744                  371,744
Net change in unrealized
  gain or (loss) on
  investments, options,
  foreign currency and
  forward foreign
  currency exchange
  contracts..............              (32,660)               (8,913,368)               166,252               (8,266,321)
                                   -----------               -----------            -----------              -----------
Net increase (decrease)
  in net assets resulting
  from operations........              159,905                (7,175,240)               394,417               (7,786,041)
                                   -----------               -----------            -----------              -----------

DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net realized
    gains................                   --                        --                     --                       --
                                   -----------               -----------            -----------              -----------
  Decrease in net assets
    from distributions to
    shareholders.........                   --                        --                     --                       --
                                   -----------               -----------            -----------              -----------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................              386,314                       904                 10,000                       --
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                   --                        --                     --                       --
  Payments for shares
    redeemed.............               (4,732)                       (1)                    --                       --
Class S:
  Proceeds from shares
    sold.................           12,554,159                13,810,939                944,613               12,614,705
  Contributions from
    Transfer-In-Kind.....                   --                        --             39,165,421                       --
  Payments for shares
    redeemed.............              (30,560)               (5,179,855)              (134,362)              (3,452,370)
Class ADV:
  Proceeds from shares
    sold.................              215,145                   155,974                 10,000                  160,842
  Payments for shares
    redeemed.............                 (984)                      (14)                    --                       --
                                   -----------               -----------            -----------              -----------
Net increase (decrease)
  in net assets from fund
  share transactions.....           13,119,342                 8,787,947             39,995,672                9,323,177
                                   -----------               -----------            -----------              -----------
Net change in net
  assets.................           13,279,247                 1,612,707             40,390,089                1,537,136

NET ASSETS:
Beginning of period......                   --                40,390,089                     --               50,435,455
                                   -----------               -----------            -----------              -----------
End of period............          $13,279,247               $42,002,796            $40,390,089              $51,972,591
                                   ===========               ===========            ===========              ===========
End of period net assets
  includes undistributed
  net investment
  income.................          $    35,432               $   265,745            $    20,421              $   126,008
                                   ===========               ===========            ===========              ===========

                             ING SALOMON BROTHERS
                           INVESTORS VALUE PORTFOLIO
                              FOR THE PERIOD FROM
                             DECEMBER 10, 2001 TO
                               DECEMBER 31, 2001
                           -------------------------
FROM OPERATIONS:
Net investment income....         $    17,472
Net realized gain (loss)
  on investments,
  options, foreign
  currency and forward
  foreign currency
  exchange contracts.....              53,670
Net change in unrealized
  gain or (loss) on
  investments, options,
  foreign currency and
  forward foreign
  currency exchange
  contracts..............            (152,980)
                                  -----------
Net increase (decrease)
  in net assets resulting
  from operations........             (81,838)
                                  -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net realized
    gains................                  --
                                  -----------
  Decrease in net assets
    from distributions to
    shareholders.........                  --
                                  -----------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................              10,000
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                  --
  Payments for shares
    redeemed.............                  --
Class S:
  Proceeds from shares
    sold.................             526,222
  Contributions from
    Transfer-In-Kind.....          50,887,993
  Payments for shares
    redeemed.............            (916,922)
Class ADV:
  Proceeds from shares
    sold.................              10,000
  Payments for shares
    redeemed.............                  --
                                  -----------
Net increase (decrease)
  in net assets from fund
  share transactions.....          50,517,293
                                  -----------
Net change in net
  assets.................          50,435,455
NET ASSETS:
Beginning of period......                  --
                                  -----------
End of period............         $50,435,455
                                  ===========
End of period net assets
  includes undistributed
  net investment
  income.................         $    17,472
                                  ===========

                                       See Notes to Financial Statements.    105

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                  ING MFS                                  ING OPCAP BALANCED      ING OPCAP BALANCED
                             RESEARCH PORTFOLIO      ING MFS RESEARCH       VALUE PORTFOLIO          VALUE PORTFOLIO
                             FOR THE SIX MONTHS      GROWTH PORTFOLIO      FOR THE SIX MONTHS      FOR THE PERIOD FROM
                            ENDED JUNE 30, 2002         YEAR ENDED        ENDED JUNE 30, 2002     DECEMBER 10, 2001 TO
                                (UNAUDITED)         DECEMBER 31, 2001         (UNAUDITED)           DECEMBER 31, 2001
                           ----------------------  --------------------  ----------------------  -----------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................              877,465              2,387,404                     45                      804
  Number of shares issued
    upon reinvestment of
    distributions........                   --             10,731,576                     --                       --
  Number of shares
    redeemed.............           (3,461,280)            (6,035,360)                    --                       --
                              ----------------       ----------------       ----------------        -----------------
Net increase
  (decrease).............           (2,583,815)             7,083,620                     45                      804
                              ================       ================       ================        =================
Class S:
  Number of shares
    sold.................                   --                  1,256              2,485,150                   53,262
  Shares issued from
    Transfer-In-Kind.....                   --                     --                     --               11,620,143
  Number of shares
    redeemed.............                   --                     (1)            (1,282,937)                (114,172)
                              ----------------       ----------------       ----------------        -----------------
Net increase.............                   --                  1,255              1,202,213               11,559,233
                              ================       ================       ================        =================
Class ADV:
  Number of shares
    sold.................                   --                  1,256                 66,965                      804
  Number of shares
    redeemed.............                   --                     (1)                (5,818)                      --
                              ----------------       ----------------       ----------------        -----------------
Net increase.............                   --                  1,255                 61,147                      804
                              ================       ================       ================        =================

106    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                    ING PIMCO            ING SALOMON BROTHERS  ING SALOMON BROTHERS     ING SALOMON BROTHERS
                                   TOTAL RETURN           CAPITAL PORTFOLIO      CAPITAL PORTFOLIO    INVESTORS VALUE PORTFOLIO
                               FOR THE PERIOD FROM        FOR THE SIX MONTHS    FOR THE PERIOD FROM      FOR THE SIX MONTHS
                                  MAY 1, 2002 TO         ENDED JUNE 30, 2002   DECEMBER 10, 2001 TO      ENDED JUNE 30, 2002
                            JUNE 30, 2002 (UNAUDITED)        (UNAUDITED)         DECEMBER 31, 2001           (UNAUDITED)
                           ----------------------------  --------------------  ---------------------  -------------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................                   38,254                      59                    639                        --
  Number of shares issued
    upon reinvestment of
    distributions........                       --                      --                     --                        --
  Number of shares
    redeemed.............                     (466)                     --                     --                        --
                               -------------------          --------------        ---------------         -----------------
Net increase
  (decrease).............                   37,788                      59                    639                        --
                               ===================          ==============        ===============         =================
Class S:
  Number of shares
    sold.................                1,251,900                 882,170                 60,950                 1,002,904
  Shares issued from
    Transfer-In-Kind.....                       --                      --              2,469,140                        --
  Number of shares
    redeemed.............                   (3,040)               (338,908)                (8,555)                 (279,591)
                               -------------------          --------------        ---------------         -----------------
Net increase.............                1,248,860                 543,262              2,521,535                   723,313
                               ===================          ==============        ===============         =================
Class ADV:
  Number of shares
    sold.................                   21,330                  10,905                    639                    13,917
  Number of shares
    redeemed.............                      (97)                     (1)                    --                        --
                               -------------------          --------------        ---------------         -----------------
Net increase.............                   21,233                  10,904                    639                    13,917
                               ===================          ==============        ===============         =================

                             ING SALOMON BROTHERS
                           INVESTORS VALUE PORTFOLIO
                              FOR THE PERIOD FROM
                             DECEMBER 10, 2001 TO
                               DECEMBER 31, 2001
                           -------------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................                    787
  Number of shares issued
    upon reinvestment of
    distributions........                     --
  Number of shares
    redeemed.............                     --
                               -----------------
Net increase
  (decrease).............                    787
                               =================
Class S:
  Number of shares
    sold.................                 41,953
  Shares issued from
    Transfer-In-Kind.....              3,939,072
  Number of shares
    redeemed.............                (71,315)
                               -----------------
Net increase.............              3,909,710
                               =================
Class ADV:
  Number of shares
    sold.................                    787
  Number of shares
    redeemed.............                     --
                               -----------------
Net increase.............                    787
                               =================

                                       See Notes to Financial Statements.    107

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                           ING SCUDDER INTERNATIONAL
                               GROWTH PORTFOLIO       ING SCUDDER INTERNATIONAL
                              FOR THE SIX MONTHS          GROWTH PORTFOLIO
                              ENDED JUNE 30, 2002            YEAR ENDED
                                  (UNAUDITED)             DECEMBER 31, 2001
                           -------------------------  -------------------------
FROM OPERATIONS:
Net investment income....        $   1,926,467             $     1,951,627
Net realized loss on
  investments............          (27,026,313)               (110,283,392)
Net change in unrealized
  gain or (loss) on
  investments............           21,518,353                 (33,488,297)
                                 -------------             ---------------
Net decrease in net
  assets resulting from
  operations.............           (3,581,493)               (141,820,062)
                                 -------------             ---------------

DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net investment
    income...............                   --                  (1,367,674)
  From net realized
    gains................                   --                (109,754,710)
                                 -------------             ---------------
  Decrease in net assets
    from distributions to
    shareholders.........                   --                (111,122,384)
                                 -------------             ---------------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................          638,324,688               1,202,810,557
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                   --                 111,122,360
  Payments for shares
    redeemed.............         (632,457,939)             (1,248,938,575)
Class S:
  Proceeds from shares
    sold.................                   --                      10,014
  Contributions from
    Transfer-In-Kind.....                   --                          --
  Payments for shares
    redeemed.............                   --                         (10)
Class ADV:
  Proceeds from shares
    sold.................               32,123                      10,012
  Payments for shares
    redeemed.............                  (21)                         (8)
                                 -------------             ---------------
Net increase (decrease)
  in net assets from fund
  share transactions.....            5,898,851                  65,014,350
                                 -------------             ---------------
Net change in net
  assets.................            2,317,358                (187,928,096)

NET ASSETS:
Beginning of period......          370,012,476                 557,940,572
                                 -------------             ---------------
End of period............        $ 372,329,834             $   370,012,476
                                 =============             ===============
End of period net assets
  includes undistributed
  net investment
  income.................        $   2,997,217             $     1,070,750
                                 =============             ===============

108    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                              ING T. ROWE PRICE                              ING UBS TACTICAL ASSET  ING UBS TACTICAL ASSET
                           GROWTH EQUITY PORTFOLIO     ING T. ROWE PRICE      ALLOCATION PORTFOLIO    ALLOCATION PORTFOLIO
                             FOR THE SIX MONTHS     GROWTH EQUITY PORTFOLIO    FOR THE SIX MONTHS     FOR THE PERIOD FROM
                             ENDED JUNE 30, 2002          YEAR ENDED          ENDED JUNE 30, 2002     DECEMBER 10, 2001 TO
                                 (UNAUDITED)           DECEMBER 31, 2001          (UNAUDITED)          DECEMBER 31, 2001
                           -----------------------  -----------------------  ----------------------  ----------------------
FROM OPERATIONS:
Net investment income....       $    522,369             $  1,238,759             $     9,987             $       360
Net realized loss on
  investments............        (11,810,550)             (46,927,975)               (122,466)                 (4,769)
Net change in unrealized
  gain or (loss) on
  investments............        (85,035,067)             (26,297,870)             (2,306,836)               (113,454)
                                ------------             ------------             -----------             -----------
Net decrease in net
  assets resulting from
  operations.............        (96,323,248)             (71,987,086)             (2,419,315)               (117,863)
                                ------------             ------------             -----------             -----------

DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net investment
    income...............                 --                 (831,343)                     --                      --
  From net realized
    gains................                 --              (98,888,403)                     --                      --
                                ------------             ------------             -----------             -----------
  Decrease in net assets
    from distributions to
    shareholders.........                 --              (99,719,746)                     --                      --
                                ------------             ------------             -----------             -----------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................         14,094,853               30,610,805                   5,413                  10,000
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                 --               99,719,751                      --                      --
  Payments for shares
    redeemed.............        (18,003,829)             (53,684,663)                   (136)                     --
Class S:
  Proceeds from shares
    sold.................            802,798                   10,014               5,864,467                 117,970
  Contributions from
    Transfer-In-Kind.....                 --                       --                      --              14,632,108
  Payments for shares
    redeemed.............            (13,858)                     (10)             (1,528,589)               (972,054)
Class ADV:
  Proceeds from shares
    sold.................          1,221,105                   10,012                  20,388                  10,000
  Payments for shares
    redeemed.............           (300,167)                      (8)                (11,265)                     --
                                ------------             ------------             -----------             -----------
Net increase (decrease)
  in net assets from fund
  share transactions.....         (2,199,098)              76,665,901               4,350,278              13,798,024
                                ------------             ------------             -----------             -----------
Net change in net
  assets.................        (98,522,346)             (95,040,931)              1,930,963              13,680,161

NET ASSETS:
Beginning of period......        592,899,314              687,940,245              13,680,161                      --
                                ------------             ------------             -----------             -----------
End of period............       $494,376,968             $592,899,314             $15,611,124             $13,680,161
                                ============             ============             ===========             ===========
End of period net assets
  includes undistributed
  net investment
  income.................       $  1,510,048             $    987,679             $    10,347             $       360
                                ============             ============             ===========             ===========

                                  ING VAN KAMPEN
                                COMSTOCK PORTFOLIO
                               FOR THE PERIOD FROM
                                  MAY 1, 2002 TO
                            JUNE 30, 2002 (UNAUDITED)
                           ----------------------------
FROM OPERATIONS:
Net investment income....           $   13,045
Net realized loss on
  investments............               (3,821)
Net change in unrealized
  gain or (loss) on
  investments............             (618,847)
                                    ----------
Net decrease in net
  assets resulting from
  operations.............             (609,623)
                                    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
Class I:
  From net investment
    income...............                   --
  From net realized
    gains................                   --
                                    ----------
  Decrease in net assets
    from distributions to
    shareholders.........                   --
                                    ----------
FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares
    sold.................              315,830
  Net Asset Value of
    shares issued upon
    reinvestment of
    distributions........                   --
  Payments for shares
    redeemed.............              (11,196)
Class S:
  Proceeds from shares
    sold.................            8,472,351
  Contributions from
    Transfer-In-Kind.....                   --
  Payments for shares
    redeemed.............                   --
Class ADV:
  Proceeds from shares
    sold.................              100,000
  Payments for shares
    redeemed.............                   --
                                    ----------
Net increase (decrease)
  in net assets from fund
  share transactions.....            8,876,985
                                    ----------
Net change in net
  assets.................            8,267,362
NET ASSETS:
Beginning of period......                   --
                                    ----------
End of period............           $8,267,362
                                    ==========
End of period net assets
  includes undistributed
  net investment
  income.................           $   13,045
                                    ==========

                                       See Notes to Financial Statements.    109

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                           ING SCUDDER INTERNATIONAL
                               GROWTH PORTFOLIO       ING SCUDDER INTERNATIONAL
                              FOR THE SIX MONTHS          GROWTH PORTFOLIO
                              ENDED JUNE 30, 2002            YEAR ENDED
                                  (UNAUDITED)             DECEMBER 31, 2001
                           -------------------------  -------------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................             65,069,252                 90,353,720
  Number of shares issued
    upon reinvestment of
    distributions........                     --                  9,975,077
  Number of shares
    redeemed.............            (64,059,609)               (93,708,976)
                              ------------------         ------------------
Net increase
  (decrease).............              1,009,643                  6,619,821
                              ==================         ==================
Class S:
  Number of shares
    sold.................                     --                      1,003
  Shares issued from
    Transfer-In-Kind.....                     --                         --
  Number of shares
    redeemed.............                     --                         (1)
                              ------------------         ------------------
Net increase.............                     --                      1,002
                              ==================         ==================
Class ADV:
  Number of shares
    sold.................                  3,248                      1,003
  Number of shares
    redeemed.............                     (2)                        (1)
                              ------------------         ------------------
Net increase.............                  3,246                      1,002
                              ==================         ==================

110    See Notes to Financial Statements.

ING PARTNERS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                              ING T. ROWE PRICE                              ING UBS TACTICAL ASSET  ING UBS TACTICAL ASSET
                           GROWTH EQUITY PORTFOLIO     ING T. ROWE PRICE      ALLOCATION PORTFOLIO    ALLOCATION PORTFOLIO
                             FOR THE SIX MONTHS     GROWTH EQUITY PORTFOLIO    FOR THE SIX MONTHS     FOR THE PERIOD FROM
                             ENDED JUNE 30, 2002          YEAR ENDED          ENDED JUNE 30, 2002     DECEMBER 10, 2001 TO
                                 (UNAUDITED)           DECEMBER 31, 2001          (UNAUDITED)          DECEMBER 31, 2001
                           -----------------------  -----------------------  ----------------------  ----------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................              321,801                   597,657                    188                     324
  Number of shares issued
    upon reinvestment of
    distributions........                   --                 2,189,718                     --                      --
  Number of shares
    redeemed.............             (425,704)               (1,088,021)                    (5)                     --
                              ----------------         -----------------        ---------------         ---------------
Net increase
  (decrease).............             (103,903)                1,699,354                    183                     324
                              ================         =================        ===============         ===============
Class S:
  Number of shares
    sold.................               19,905                       224                192,035                   3,800
  Shares issued from
    Transfer-In-Kind.....                   --                        --                     --                 465,844
  Number of shares
    redeemed.............                 (367)                       --                (50,902)                (30,960)
                              ----------------         -----------------        ---------------         ---------------
Net increase.............               19,538                       224                141,133                 438,684
                              ================         =================        ===============         ===============
Class ADV:
  Number of shares
    sold.................               28,465                       224                    698                     324
  Number of shares
    redeemed.............               (7,569)                       --                   (419)                     --
                              ----------------         -----------------        ---------------         ---------------
Net increase.............               20,896                       224                    279                     324
                              ================         =================        ===============         ===============

                                  ING VAN KAMPEN
                                COMSTOCK PORTFOLIO
                               FOR THE PERIOD FROM
                                  MAY 1, 2002 TO
                            JUNE 30, 2002 (UNAUDITED)
                           ----------------------------
SHARE TRANSACTIONS:
Class I:
  Number of shares
    sold.................                   32,404
  Number of shares issued
    upon reinvestment of
    distributions........                       --
  Number of shares
    redeemed.............                   (1,159)
                                ------------------
Net increase
  (decrease).............                   31,245
                                ==================
Class S:
  Number of shares
    sold.................                  857,907
  Shares issued from
    Transfer-In-Kind.....                       --
  Number of shares
    redeemed.............                       --
                                ------------------
Net increase.............                  857,907
                                ==================
Class ADV:
  Number of shares
    sold.................                   10,000
  Number of shares
    redeemed.............                       --
                                ------------------
Net increase.............                   10,000
                                ==================

                                       See Notes to Financial Statements.    111

ING PARTNERS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

ING Life Insurance and Annuity Company ("ING") (formerly Aetna Life Insurance and Annuity Company) created ING Partners, Inc. (the "Fund") (formerly Portfolio Partners, Inc.) to serve as an investment option underlying variable insurance products offered by ING and its insurance company affiliates. The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series ("Portfolios"), each of which has its own investment objective, policies and restrictions.

The Fund currently consists of sixteen diversified Portfolios and three non-diversified Portfolios: ING Alger Aggressive Growth Portfolio ("ING Alger Aggressive Growth") (formerly the PPI Alger Aggressive Growth Portfolio); ING Alger Growth Portfolio ("ING Alger Growth") (formerly the PPI Alger Growth Portfolio); ING American Century Small Cap Value Portfolio ("ING American Century Small Cap Value"); ING Baron Small Cap Growth Portfolio ("ING Baron Small Cap Growth"); ING DSI Enhanced Index Portfolio ("ING DSI Enhanced Index") (formerly the PPI DSI Enhanced Index Portfolio); ING Goldman Sachs-Registered Trademark-Capital Growth Portfolio ("ING Goldman Sachs-Registered Trademark-Capital Growth") (formerly the PPI Goldman Sachs-Registered Trademark- Capital Growth Portfolio); ING JPMorgan Mid Cap Value Portfolio ("ING JPMorgan Mid Cap Value"); ING MFS Capital Opportunities Portfolio ("ING MFS Capital Opportunities") (formerly the PPI MFS Capital Opportunities Portfolio); ING MFS Emerging Equities Portfolio ("ING MFS Emerging Equities") (formerly the PPI MFS Emerging Equities Portfolio); ING MFS Global Growth Portfolio ("ING MFS Global Growth"); ING MFS Research Portfolio ("ING MFS Research") (formerly the PPI MFS Research Growth Portfolio); ING OpCap Balanced Value Portfolio ("ING OpCap Balanced Value") (formerly the PPI OpCap Balanced Value Portfolio); ING PIMCO Total Return Portfolio ("ING PIMCO Total Return"); ING Salomon Brothers Capital Portfolio ("ING Salomon Brothers Capital") (formerly the PPI Salomon Brothers Capital Portfolio); ING Salomon Brothers Investors Value Portfolio ("ING Salomon Brothers Investors Value") (formerly the PPI Salomon Brothers Investors Value Portfolio); ING Scudder International Growth Portfolio ("ING Scudder International Growth") (formerly the PPI Scudder International Growth Portfolio); ING T. Rowe Price Growth Equity Portfolio ("ING T. Rowe Price Growth Equity") (formerly the PPI T. Rowe Price Growth Equity Portfolio); ING UBS Tactical Asset Allocation Portfolio ("ING UBS Tactical Asset Allocation") (formerly the PPI Brinson Tactical Asset Allocation Portfolio) and ING Van Kampen Comstock Portfolio ("ING Van Kampen Comstock");

ING JPMorgan Mid Cap Value, ING MFS Global Growth and ING Salomon Brothers Capital are classified as "non-diversified" portfolios under the Investment Company Act of 1940.

ING Financial Advisers, LLC ("IFA") (formerly Aetna Investment Services, LLC) serves as the principal underwriter to each Portfolio. ING serves as the Investment Adviser to each Portfolio. Fred Alger Management, Inc. ("Alger") serves as sub-adviser to ING Alger Aggressive Growth and ING Alger Growth. American Century Investment Management, Inc. ("American Century") serves as sub-adviser to ING American Century Small Cap Value. BAMCO, Inc. ("BAMCO") serves as sub-adviser to ING Baron Small Cap Growth. DSI International Management, Inc. ("DSI") serves as sub-adviser to ING DSI Enhanced Index. Goldman Sachs-Registered Trademark- Asset Management ("Goldman Sachs-Registered Trademark-") serves as sub-adviser to ING Goldman Sachs-Registered Trademark-Capital Growth. Robert Fleming Inc., a subsidiary of JPMorgan Chase & Co. ("Fleming") serves as sub-adviser to ING JPMorgan Mid Cap Value. Massachusetts Financial Services Company ("MFS") serves as sub-adviser to ING MFS Capital Opportunities, ING MFS Emerging Equities, ING MFS Global Growth and ING MFS Research. OpCap Advisors LLC ("OpCap") serves as sub-adviser to ING OpCap Balanced Value. Pacific Investment Management Company LLC ("PIMCO") serves as sub-adviser to ING PIMCO Total Return. Salomon Brothers Asset Management Inc. ("Salomon Brothers") serves as sub-adviser to ING Salomon Brothers Investors Value and ING Salomon Brothers Capital. Deutsche Asset Management Investment Management Services Limited ("Deutsche") serves as sub-adviser to ING Scudder International Growth. For the period from April 5, 2002 to May 24, 2002, Deutsche Investment Management Americas Inc. served as sub-adviser to ING Scudder International Growth. Prior to April 5, 2002, Zurich Scudder Investments Inc. ("Scudder") served as sub-adviser to ING Scudder International Growth. T. Rowe Price Associates, Inc. ("T. Rowe") serves as sub-adviser to ING T. Rowe Price Growth Equity. UBS Global Asset Management (US) Inc. ("UBS") serves as sub-adviser to ING UBS Tactical Asset Allocation. Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen") serves as sub-adviser to ING Van Kampen Comstock.

The Fund offers three classes of shares, referred to as Initial
Class (Class "I"), Service Class (Class "S") and Adviser Class (Class "ADV").

The Initial Class of shares for ING MFS Capital Opportunities, ING MFS Emerging Equities, ING MFS Research, ING Scudder International Growth and ING T. Rowe Price Growth Equity were first made available to the public on November 28, 1997. The Service and Adviser share classes of each of these Portfolios were first made available to the public on December 10, 2001.

--------------------------------------------------------------------------------

Each share class of the ING Alger Aggressive Growth, ING Alger Growth, ING DSI Enhanced Index, ING Goldman Sachs-Registered Trademark-Capital Growth, ING OpCap Balanced Value, ING Salomon Brothers Investors Value, ING Salomon Brothers Capital Portfolio and ING UBS Tactical Asset Allocation were first made available on December 10, 2001. In addition, each share class of each ING American Century Small Cap Value, ING Baron Small Cap Growth, JPMorgan Mid Cap Value, ING MFS Global Growth, ING PIMCO Total Return, ING Van Kampen Comstock were first made available on May 1, 2002.

Each Share Class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares. Service and Adviser Classes of shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Shareholders of the Adviser Class shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Adviser Class shares of other Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser class shares after the exchange. Shareholders of Services Class shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Service Class shares of other Portfolios that offer Service Class shares.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, and to certain investment advisers and their affiliates.

The following is a brief description of each Portfolio's investment objective:

      ING Alger Aggressive Growth seeks long-term capital appreciation;

      ING Alger Growth seeks long-term capital appreciation;

      ING American Century Small Cap Value seeks long-term growth of capital. Income is a secondary objective;

      ING Baron Small Cap Growth seeks capital appreciation;

      ING DSI Enhanced Index seeks to provide higher total return over the long term than the S&P 500 Index;

      ING Goldman Sachs-Registered Trademark- Capital Growth seeks to provide long-term growth of capital;

      ING JPMorgan Mid Cap Value seeks growth from capital appreciation;

      ING MFS Capital Opportunities seeks capital appreciation;

      ING MFS Emerging Equities seeks to provide long-term growth of capital;

      ING MFS Global Growth seeks capital appreciation;

      ING MFS Research seeks long-term growth of capital and future income;

      ING OpCap Balanced Value seeks capital growth and, secondarily, investment income;

      ING PIMCO Total Return seeks maximum total return, consistent with capital preservation and prudent investment management;

      ING Salomon Brothers Capital seeks capital appreciation;

      ING Salomon Brothers Investors Value seeks long-term capital growth and, secondarily, current income;

      ING Scudder International Growth seeks to provide long-term growth of capital;

      ING T. Rowe Price Growth Equity seeks long-term capital growth and, secondarily, dividend income;

      ING UBS Tactical Asset Allocation seeks total return that consists of long-term capital appreciation and current income; and

      ING Van Kampen Comstock seeks capital growth and income.

ING PARTNERS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. VALUATION OF INVESTMENTS

The accompanying financial statements of the Portfolios have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Securities of the Portfolios are generally valued by independent pricing services. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over-the-counter are valued at the last sale price or at the last bid price if there has been no sale that day. Short-term debt securities that have a maturity date of less than sixty days are valued at amortized cost, which approximates market value. Short-term debt securities that have a maturity date of more than sixty days will be valued at the mean of the last bid and asked price obtained from principal market makers. Long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker that is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities.

Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Stock index futures contracts and interest rate futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded.

The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transactions.

B. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

C. FEDERAL INCOME TAXES

The Portfolios' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. DISTRIBUTIONS

Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, investments in certain foreign issuers that derive a majority of their income from passive investments (e.g., interest or dividends) and deferred losses on wash sales.

E. OPTION CONTRACTS

Each Portfolio (except ING Alger Growth and ING Alger Aggressive Growth) may purchase and write (sell) call and put options on securities. ING MFS Capital Opportunities, ING MFS Emerging Equities and ING Scudder International Growth may write or sell calls on securities only if the calls are covered.

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded.

--------------------------------------------------------------------------------

The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements.

When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written.

The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

F. FUTURES

Each Portfolio (except ING Alger Growth, ING Alger Aggressive Growth, ING Baron Small Cap Growth and ING MFS Research) may engage in the purchase of futures or options on futures and securities. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. No Portfolio may invest more than 5% of its total assets in premiums for these futures or options on futures for non-hedging purposes. ING Scudder International Growth may enter into options on futures contracts for hedging purposes only.

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Portfolios sell futures contracts as a hedge against declines in the value of portfolio securities. The Portfolios may purchase futures contracts to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities. The risks associated with futures contracts may arise from an imperfect correlation between the change in market value of securities held by the portfolios and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

Upon entering into a futures contract, a Portfolio is required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Portfolio equal to the daily fluctuations in the market value of the contract. The amounts are recorded by the Portfolio as unrealized gain/loss.

The amounts at risk under such futures contracts may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at fiscal year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts held by the Portfolios are closed prior to expiration.

G. FOREIGN CURRENCY

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Each Portfolio (except ING Alger Growth, ING Alger Aggressive Growth, ING Baron Small Cap Growth, ING JPMorgan Mid Cap Value and ING MFS Research) may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes.

ING PARTNERS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Portfolios may use forward foreign currency exchange contracts to hedge certain foreign currency assets or liabilities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Portfolios and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in Note 5 of the Notes to Financial Statements. For federal income tax purposes, forward foreign currency exchange contracts which remain open at fiscal year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

I. ILLIQUID AND RESTRICTED SECURITIES

Each Portfolio may purchase illiquid securities. Illiquid securities are securities that are not readily marketable. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. ING Alger Aggressive Growth, ING Alger Growth and ING UBS Tactical Asset Allocation may invest up to 10% of their net assets in illiquid securities. All other Portfolios may invest up to 15% of their net assets in illiquid securities. Each Portfolio (except ING Goldman Sachs-Registered Trademark-Capital Growth) may also invest in restricted securities not registered under the Securities Act of 1933 (the "1933 Act"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

Illiquid and restricted securities are stated at fair value pursuant to procedures approved by the Board of Directors.

J. DELAYED DELIVERY TRANSACTIONS

Each Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolios purchase and sell securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A Portfolio will segregate assets at its custodian in an amount equal to the market value of securities purchased on a when-issued or delayed delivery basis. ING Baron Small Cap Growth will limit its investment in when-issued securities to 5% of the Portfolios total assets.

--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE AGREEMENTS

Each Portfolio pays the Investment Adviser an annual fee expressed as a percentage of its average daily net assets. As certain of the Portfolios' net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Portfolios' investment advisory fee ranges and the effective rates as of June 30, 2002:

                                                               FEE RANGE                       EFFECTIVE RATE
                                                               ---------                       --------------
ING Alger Aggressive Growth               .85%                                                      .85%
ING Alger Growth                          .80%                                                      .80%
ING American Century Small Cap Value      1.00%                                                    1.00%
ING Baron Small Cap Growth                .85%                                                      .85%
ING DSI Enhanced Index                    .60%                                                      .60%
ING Goldman Sachs-Registered Trademark-   .85%
  Capital Growth                                                                                    .85%
ING JPMorgan Mid Cap Value                .75%                                                      .75%
ING MFS Capital Opportunities             .65%                                                      .65%
ING MFS Emerging Equities                 .70% on the first 500 million of average net assets
                                          .65% on assets over 500 million                           .66%
ING MFS Global Growth                     .60%                                                      .60%
ING MFS Research                          .70% on the first 500 million of average net assets
                                          .65% on assets over 500 million                           .69%
ING OpCap Balanced Value                  .80%                                                      .80%
ING PIMCO Total Return                    .50%                                                      .50%
ING Salomon Brothers Capital              .90%                                                      .90%
ING Salomon Brothers Investors Value      .80%                                                      .80%
ING Scudder International Growth          .80%                                                      .80%
ING T. Rowe Price Growth Equity           .60%                                                      .60%
ING UBS Tactical Asset Allocation         .90%                                                      .90%
ING Van Kampen Comstock                   .60%                                                      .60%

Under the terms of separate Subadvisory Agreements between the Investment Adviser and each subadviser, each subadviser is responsible for the investment and reinvestment of cash and securities for each Portfolio in exchange for fees payable by the Investment Adviser, which are expressed as a percentage of the average daily net assets of each Portfolio. For the period ended June 30, 2002, the Investment Adviser paid Alger $300,730 for ING Alger Growth and ING Aggressive Growth, paid American Century $7,388 for ING American Century Small Cap Value, paid BAMCO $5,402 for ING Baron Small Cap Growth, paid DSI $73,801 for ING DSI Enhanced Index, paid Goldman Sachs-Registered Trademark- $236,486 for ING Goldman Sachs-Registered Trademark- Capital Growth, paid Fleming $4,724 for JP Morgan Mid Cap Value, paid MFS $1,904,943 for ING MFS Capital Opportunities, ING MFS Emerging Equities, ING MFS Global Growth and ING MFS Research, paid OpCap $274,460 for ING OpCap Balanced Value, paid PIMCO $4,603 for PIMCO Total Return, paid Salomon Brothers $216,801 for ING Salomon Brothers Investors Value and Salomon Brothers Capital, paid Deutsche $372,224 and Scudder $404,686 for ING Scudder International Growth, paid T. Rowe $1,061,363 for ING
T. Rowe Price Growth Equity, paid UBS $42,167 for ING UBS Tactical Asset Allocation, and paid Van Kampen $4,480 for ING Van Kampen Comstock.

Under an Administrative Services Agreement between the Fund and ING, ING provides all administrative services necessary for the Fund's operations and is responsible for the supervision of the Fund's other service providers. ING also assumes all

ING PARTNERS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE AGREEMENTS (CONTINUED) ordinary recurring direct costs of the Fund, such as custodian fees, director's fees, transfer agency fees and accounting fees. As compensation for these services, ING receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio as follows:

PORTFOLIO                                           RATE
---------                                           ----
ING Alger Aggressive Growth                         0.20%
ING Alger Growth                                    0.20%
ING American Century Small Cap Value                0.40%
ING Baron Small Cap Growth                          0.40%
ING DSI Enhanced Index                              0.20%
ING Goldman Sachs-Registered Trademark- Capital
  Growth                                            0.20%
ING JPMorgan Mid Cap Value                          0.35%
ING MFS Capital Opportunities                       0.25%
ING MFS Emerging Equities                           0.13%
ING MFS Global Growth                               0.60%
ING MFS Research                                    0.15%
ING OpCap Balanced Value                            0.20%
ING PIMCO Total Return                              0.35%
ING Salomon Brothers Capital                        0.20%
ING Salomon Brothers Investors Value                0.20%
ING Scudder International Growth                    0.20%
ING T. Rowe Price Growth Equity                     0.15%
ING UBS Tactical Asset Allocation                   0.20%
ING Van Kampen Comstock                             0.35%

Each Portfolio's aggregate expenses are limited to the advisory and administrative service fees disclosed above.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 ("the Plan") for the Adviser Class shares of each Portfolio. The Plan provides for a distribution fee, payable to IFA as the Fund's Distributor. IFA may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Plan. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Adviser Class shares.

Service and Adviser Classes of shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Service and Adviser Classes which shall not initially exceed .25% (on an annual basis) of the average daily net asset value of the Service and Adviser Classes, respectively.

--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2002 were:

                                          COST OF PURCHASES  PROCEEDS FROM SALES
                                          -----------------  -------------------
ING Alger Aggressive Growth                 $180,604,441        $151,071,618
ING Alger Growth                              78,033,053          55,491,926
ING American Century Small Cap Value           6,498,612             847,047
ING Baron Small Cap Growth                     4,695,336                  --
ING DSI Enhanced Index                        20,548,417          13,853,128
ING Goldman Sachs-Registered Trademark-
  Capital Growth                              20,317,763          12,164,892
ING JPMorgan Mid Cap Value                     5,367,980             312,489
ING MFS Capital Opportunities                123,424,101         123,778,630
ING MFS Emerging Equities                    369,053,995         395,877,495
ING MFS Global Growth                         10,900,797           1,681,672
ING MFS Research                             179,217,805         194,870,359
ING OpCap Balanced Value*                    127,753,206          88,882,620
ING PIMCO Total Return*                       23,065,482           8,059,594
ING Salomon Brothers Capital                  32,284,470          19,723,680
ING Salomon Brothers Investors Value          21,861,837          11,741,755
ING Scudder International Growth             219,703,156         234,053,978
ING T. Rowe Price Growth Equity              147,218,610         140,537,465
ING UBS Tactical Asset Allocation              5,465,309           1,104,450
ING Van Kampen Comstock                        8,306,165             187,157

*Cost of Purchases for ING OpCap Balanced Value and ING PIMCO Total Return Portfolio include U.S. Government purchases of $18,788,901 and $15,512,019 respectively. Cost of Sales for ING OpCap Balanced Value and ING PIMCO Total Return Portfolio include U.S. Government sales of $7,725,097 and $4,144,791 respectively.

5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

At June 30, 2002, ING MFS Capital Opportunities, ING MFS Global Growth, ING PIMCO Total Return, and ING Scudder International Growth had open forward foreign currency exchange contracts that obligate each Portfolio to deliver or receive currencies at specified future dates. The unrealized gain (loss) on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

ING MFS CAPITAL OPPORTUNITIES

                                  FOREIGN CURRENCY    U.S. DOLLAR  U.S. DOLLAR VALUE  GROSS UNREALIZED
CURRENCY AND EXCHANGE DATE      UNITS PURCHASED/SOLD     COST      AT JUNE 30, 2002         GAIN
--------------------------      --------------------     ----      ----------------         ----
PURCHASE CONTRACTS
Great British Pound, 7/1/02          $   56,325       $   86,071      $   86,151          $    80

ING MFS GLOBAL GROWTH

                                  FOREIGN CURRENCY    U.S. DOLLAR  U.S. DOLLAR VALUE  GROSS UNREALIZED
CURRENCY AND EXCHANGE DATE      UNITS PURCHASED/SOLD     COST      AT JUNE 30, 2002     GAIN (LOSS)
--------------------------      --------------------     ----      ----------------     -----------
PURCHASE CONTRACTS
Euro Dollar, 7/1/02                  $    1,820       $    1,796      $    1,801          $     5
Great British Pound, 7/1/02               9,128           13,948          13,961               13
Swiss Franc, 7/1/02                       2,255            1,507           1,520               13
SALE CONTRACTS
South African Rand, 7/1/02               39,684            3,823           3,868              (45)
South African Rand, 7/2/02               78,872            7,557           7,687             (130)
                                                                                          -------
                                                                                              144
                                                                                          =======

ING PARTNERS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (CONTINUED)
ING PIMCO TOTAL RETURN

                                  FOREIGN CURRENCY    U.S. DOLLAR  U.S. DOLLAR VALUE  GROSS UNREALIZED
CURRENCY AND EXCHANGE DATE      UNITS PURCHASED/SOLD     COST      AT JUNE 30, 2002     GAIN (LOSS)
--------------------------      --------------------     ----      ----------------     -----------
SALE CONTRACTS
Euro Dollar, 7/11/02                 $  140,000       $  137,126      $  138,526          $(1,400)

ING SCUDDER INTERNATIONAL GROWTH

                                  FOREIGN CURRENCY    U.S. DOLLAR  U.S. DOLLAR VALUE  GROSS UNREALIZED
CURRENCY AND EXCHANGE DATE      UNITS PURCHASED/SOLD     COST      AT JUNE 30, 2002     GAIN (LOSS)
--------------------------      --------------------     ----      ----------------     -----------
PURCHASE CONTRACTS
Euro Dollar, 7/1/02                  $  233,491       $  229,639      $  231,137          $ 1,498
SALE CONTRACTS
Euro Dollar, 7/1/02                   1,333,949        1,311,939       1,320,499           (8,560)
Japanese Yen, 7/1/02                  1,697,450           14,110          14,180              (70)
                                                                                          -------
                                                                                           (7,132)
                                                                                          =======

6. AUTHORIZED CAPITAL SHARES

The Fund is authorized to issue a total of 8.0 billion shares of common stock with a par value of $0.001 per share. The shares may be issued in series (i.e. portfolios) having separate assets and liabilities and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders. At June 30, 2002 all shares of the Portfolios were owned by 1) separate accounts of ING and its insurance company affiliates for the benefit of variable contract policyholders and 2) ING National Trust as trustee or custodian of qualified pension and retirement plans that invest in the Portfolios directly.

7. SECURITY LENDING

Each Portfolio may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described in the prospectus. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. A Portfolio that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. A Portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but a Portfolio may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Any cash collateral received by the Portfolios would be invested in high quality, short-term money market instruments. The Portfolios currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Portfolio represent not more than one-third of the value of its total assets.

For more information, please visit our web sites at:

WWW.ING-USA.COM
WWW.INGRETIREMENTPLANS.COM
WWW.INGANNUITIES.COM




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